                            SUNAMERICA SERIES TRUST

                      ------------------------------------

                                 ANNUAL REPORT

                                JANUARY 31, 1999












         [POLARIS LOGO]                      [ANCHOR ADVISOR LOGO]





THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS, POLARIS(II), POLARIS GROUP AND ANCHOR ADVISOR VARIABLE ANNUITIES.

---------------------

              DEAR INVESTOR:

                We are pleased to present our annual report for the SunAmerica
              Series Trust, one of the underlying trusts for the variable annuities issued by Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. Please keep in mind that while several of the SunAmerica life companies' annuity products have the SunAmerica Series Trust in common as an underlying investment, not all of the Series' Portfolios are available in all of the products.

                This report covering the two-month period from December 1, 1998, to January 31, 1999, results from a change in the fiscal year-end of the trust, which is now January 31. This change -- necessitating the issuance of a new annual report -- was made in order to reduce trust costs and to facilitate timely reporting to our shareholders.

                This report also marks the first inclusion of MFS Investment
              Management(R) (MFS) as a manager within the trust. As the first mutual fund organization, MFS has investment experience dating from 1924 and we are pleased to welcome the firm to the SunAmerica Series Trust.

                During the period covered in this report, the U.S. stock market advanced, with most major market indices reflecting a continuation of the positive momentum experienced during the latter part of 1998. Growth-oriented stocks continued to outperform value-oriented stocks and narrow market leadership was held by the largest and most highly valued stocks. International equities enjoyed robust gains in December, but stalled in January, while European bond markets rallied in response to cuts in interest rates in a number of countries across the region. A discussion of how your investment options performed in this environment is included for each Portfolio beginning on page 146.

                We appreciate the opportunity to serve your investment needs and look forward to reporting to you again in six months.

              Sincerely,

              /s/ ELI BROAD

              Eli Broad
              Chairman and Chief Executive Officer
              Anchor National Life Insurance Company
              First SunAmerica Life Insurance Company

              March 17, 1999

              -----------------------------------------------

              Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including currency fluctuations, political and social instability, differing securities regulations and accounting standards, and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Investments in securities related to gold and other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial, and political factors. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.

     ---------------------------------------------------------------------------

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                                                                      PRINCIPAL
                       SHORT-TERM SECURITIES -- 97.0%                                  AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 3.6%
                       Societe Generale 5.76% due 4/16/99..........................  $ 5,000,000   $   5,006,749
                       Toronto Dominion 5.52% due 8/13/99(1).......................    5,000,000       5,013,574
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $9,997,865).............                   10,020,323
                                                                                                   -------------
                       COMMERCIAL PAPER -- 61.4%
                       Apreco, Inc. 5.07% due 4/15/99..............................    5,000,000       4,951,739
                       Asset Portfolio Funding 5.05% due 4/23/99...................    5,000,000       4,946,000
                       Atlantis One Funding Corp. 4.81% due 5/13/99................    5,000,000       4,932,947
                       Atlantis One Funding Corp. 4.85% due 2/01/99................    5,000,000       5,000,000
                       Banco Itau SA 4.95% due 3/16/99.............................    5,000,000       4,970,438
                       Banco Itau SA 5.20% due 3/16/99.............................    5,000,000       4,968,944
                       Bancomer SA 5.05% due 4/09/99...............................    5,000,000       4,955,706
                       Barton Capital Corp. 5.28% due 2/18/99......................    3,000,000       2,992,520
                       Bavaria Global Corp. 5.08% due 3/22/99......................    6,000,000       5,958,513
                       British Gas Capital, Inc. 5.00% due 4/12/99.................    5,000,000       4,953,528
                       Chase Manhattan Corp. 5.02% due 3/30/99.....................    5,000,000       4,960,258
                       Coca Cola Co. 4.83% due 2/16/99.............................    5,000,000       4,989,938
                       Dairy Investments Ltd. 5.00% due 4/05/99....................    5,000,000       4,958,175
                       Deutsche Bank Financial 4.87% due 2/04/99...................   10,000,000       9,995,942
                       Du Pont (E.I.) De Nemours & Co. 4.83% due 2/09/99...........    5,000,000       4,994,633
                       Edison Asset Securitization 4.85% due 2/04/99...............    5,000,000       4,997,979
                       Edison Asset Securitization 5.00% due 4/09/99...............    4,905,000       4,861,182
                       Four Winds Funding Corp. 5.07% due 3/19/99..................    5,000,000       4,967,608
                       Giro Funding 4.80% due 7/12/99..............................    4,561,000       4,465,538
                       Goldman Sachs Group L.P. 5.10% due 3/19/99..................    8,000,000       7,947,867
                       Montauk Funding Corp. 4.82% due 4/14/99.....................    5,000,000       4,952,200
                       Motorola, Inc. 4.84% due 2/03/99............................   10,000,000       9,997,311
                       New York Life Capital Corp. 4.94% due 4/23/99...............    5,000,000       4,946,563
                       Park Avenue Recreation Corp. 5.05% due 4/14/99..............    5,000,000       4,997,987
                       Pfizer, Inc. 4.76% due 3/17/99..............................    5,000,000       4,970,911
                       Sigma Finance, Inc. 4.84% due 10/08/99......................    5,000,000       4,840,571
                       Sigma Finance, Inc. 5.03% due 4/07/99.......................    5,000,000       4,957,118
                       Southland Corp. 4.76% due 5/07/99...........................    5,000,000       4,937,590
                       Southland Corp. 4.81% due 5/07/99...........................    5,000,000       4,937,591
                       Transamerica Finance Corp. 4.90% due 3/26/99................    5,000,000       4,963,931
                       Vulcan Materials Co. 4.87% due 2/09/99......................   10,000,000       9,989,178
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $170,180,034)..................                  170,260,406
                                                                                                   -------------
                       CORPORATE SHORT-TERM NOTES -- 23.8%
                       Allied Signal, Inc. 9.12% due 3/08/99.......................    1,000,000       1,003,328
                       Bankers Trust Co. 5.57% due 5/14/99(1)......................    5,000,000       5,000,000
                       Bankers Trust Co. 5.58% due 2/19/99(1)......................    3,000,000       2,999,900
                       Banque National De Paris New York 5.71% due 3/30/99.........    2,000,000       1,999,880
                       Caterpillar Financial Services 6.16% due 11/01/99...........    5,270,000       5,305,169
                       Citicorp 5.48% due 9/17/99(1)...............................    5,000,000       5,000,000
                       FCC National Bank 5.55% due 6/01/99(1)......................    2,000,000       1,998,620
                       Ford Motor Credit 7.47% due 7/29/99.........................    2,000,000       2,023,625
                       Goldman Sachs Group L.P. 5.06% due 1/26/00(1)...............    2,000,000       2,000,000
                       Goldman Sachs Group L.P. 5.03% due 2/14/00(1)...............    2,000,000       2,000,000

---------------------

                                                                                      PRINCIPAL
                       SHORT-TERM SECURITIES (CONTINUED)                               AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES (continued)
                       IBM Credit Corp. 5.61% due 7/30/99..........................  $ 5,000,000   $   5,013,358
                       KeyBank N A 5.69% due 7/30/99(1)............................    5,000,000       5,001,000
                       Liberty Lighthouse United States Capital Co. 5.48% due
                         9/17/99(1)................................................    2,000,000       1,999,380
                       Liberty Lighthouse United States Capital Co. 5.63% due
                         9/15/99(1)................................................    5,000,000       4,998,450
                       Merrill Lynch & Co., Inc. 5.53% due 9/23/99(1)..............    5,000,000       5,000,000
                       Merrill Lynch & Co., Inc. 5.75% due 11/22/99(1).............    3,000,000       2,973,000
                       Portland General Electric Co. 6.63% due 8/31/99.............    3,000,000       3,022,500
                       Sanwa Business Credit Corp. 5.64% due 5/20/99(1)............    5,000,000       5,008,248
                       Virginia Electric & Power Co. 9.30% due 6/09/99.............    3,500,000       3,548,125
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $65,883,371).........                   65,894,583
                                                                                                   -------------
                       FEDERAL AGENCY OBLIGATIONS -- 2.3%
                       Federal Home Loan Banks 4.11% due 2/26/99(1)................    1,000,000         998,951
                       Federal Home Loan Mortgage Discount Notes 4.93% due
                         3/26/99...................................................    5,000,000       4,963,710
                       Federal National Mortgage Association 5.06% due
                         9/24/99(1)................................................      500,000         484,885
                                                                                                   -------------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $6,459,700)..........                    6,447,546
                                                                                                   -------------
                       MUNICIPAL BONDS -- 5.9%
                       Illinois Student Assistance Corp. 5.41% 2/03/99(1)..........    4,000,000       4,000,000
                       Illinois Student Assistance Corp. 5.47% 2/03/99(1)..........    3,000,000       3,000,000
                       New Hampshire State Industrial Development Authority,
                         Revenue 5.20% due 2/19/99.................................    5,000,000       5,000,000
                       Texas St. General Obligation 4.87% 2/03/99(1)...............    4,445,000       4,445,000
                                                                                                   -------------
                       TOTAL MUNICIPAL BONDS (cost $16,445,000)....................                   16,445,000
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $268,965,970).............                  269,067,858
                                                                                                   -------------

                       REPURCHASE AGREEMENT -- 2.8%
                       -----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 2.8%
                       Joint Repurchase Agreement Account (Note 3) (cost
                         $7,695,000)...............................................    7,695,000       7,695,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $276,660,970)                              99.8%                      276,762,858
                       Other assets less liabilities --                    0.2                           606,684
                                                                        ------                     -------------
                       NET ASSETS --                                     100.0%                    $ 277,369,542
                                                                        ======                     =============


              -----------------------------

              (1) Variable rate security; date shown reflects next reset date;
                  rate as of January 31, 1999.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

   SUNAMERICA SERIES TRUST
   GLOBAL BOND PORTFOLIO                INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                                                                        PRINCIPAL
                                                                                          AMOUNT
                                                                                     (DENOMINATED IN
                                      FOREIGN BONDS & NOTES -- 67.3%                 LOCAL CURRENCY)        VALUE
                       ----------------------------------------------------------------------------------------------
                       AUSTRALIA -- 2.5%
                       Australian Government 6.75% 2006............................         4,300,000   $   3,023,371
                                                                                                        -------------
                       CANADA -- 3.6%
                       Government of Canada 6.00% 2008.............................         3,500,000       2,511,410
                       Ontario Hydro 6.10% 2008....................................  USD    1,800,000       1,877,040
                                                                                                        -------------
                                                                                                            4,388,450
                                                                                                        -------------
                       DENMARK -- 4.8%
                       Kingdom of Denmark 8.00% 2003...............................        33,000,000       5,908,211
                                                                                                        -------------
                       FRANCE -- 6.4%
                       Government of France 4.50% 2003.............................         4,700,000       5,624,457
                       Government of France 5.50% 2007.............................         1,067,143       1,376,233
                       Government of France 8.50% 2023.............................           457,347         824,684
                                                                                                        -------------
                                                                                                            7,825,374
                                                                                                        -------------
                       GERMANY -- 13.1%
                       Baden-Wuerttemberg 5.38% 2010...............................         3,800,000       2,418,629
                       Bayerische Landesbank Girozentrale 6.63% 2007...............  USD    3,000,000       3,184,680
                       KFW International Finance, Inc. 5.75% 2008..................  USD      900,000         927,000
                       Kreditanstalt Fuer Wiederaufbau 5.00% 2009..................         1,022,583       1,272,342
                       Republic of Germany 6.00% 2007..............................         4,187,263       5,524,306
                       Republic of Germany 6.25% 2024..............................         1,891,779       2,692,400
                                                                                                        -------------
                                                                                                           16,019,357
                                                                                                        -------------
                       ITALY -- 8.5%
                       Republic of Italy 5.13% 2003................................  JPY  170,000,000       1,710,242
                       Republic of Italy 6.75% 2007................................         2,065,824       2,834,898
                       Republic of Italy 8.50% 2004................................         4,131,648       5,868,789
                                                                                                        -------------
                                                                                                           10,413,929
                                                                                                        -------------
                       JAPAN -- 10.9%
                       Asian Development Bank 5.00% 2003...........................       221,000,000       2,180,665
                       Asian Development Bank 5.63% 2002...........................       320,000,000       3,134,320
                       Government of Japan zero coupon 2008........................       820,000,000       6,383,000
                       International Bank of Reconstruction & Development 2.00%
                         2008......................................................        80,000,000         701,773
                       International Bank of Reconstruction & Development 5.75%
                         2008......................................................  USD      900,000         921,399
                                                                                                        -------------
                                                                                                           13,321,157
                                                                                                        -------------
                       NETHERLANDS -- 2.7%
                       Bank Nederlandse Gemeenten NV 6.38% 2005....................  GBP      700,000       1,241,222
                       Nederlandse Waterschapsbank NV 6.13% 2008...................  USD    2,000,000       2,096,250
                                                                                                        -------------
                                                                                                            3,337,472
                                                                                                        -------------
                       NEW ZEALAND -- 1.0%
                       New Zealand Government 8.00% 2006...........................         1,900,000       1,188,616
                                                                                                        -------------
                       NORWAY -- 1.1%
                       Kingdom of Norway 6.75% 2007................................         9,000,000       1,360,717
                                                                                                        -------------

---------------------

                                                                                        PRINCIPAL
                                                                                          AMOUNT
                                                                                     (DENOMINATED IN
                       FOREIGN BONDS & NOTES (CONTINUED)                             LOCAL CURRENCY)        VALUE
                       ----------------------------------------------------------------------------------------------
                       SPAIN -- 0.8%
                       Instituto De Credito Ofical 6.00% 2008......................  USD      900,000   $     936,330
                                                                                                        -------------
                       SWEDEN -- 0.3%
                       Kingdom of Sweden 9.00% 2009................................         2,000,000         363,518
                                                                                                        -------------
                       UNITED KINGDOM -- 11.6%
                       Abbey National Treasury Services PLC 8.00% 2003.............         1,200,000       2,174,793
                       Halifax PLC 5.63% 2007......................................  EUR      800,000         514,856
                       United Kingdom Treasury 7.75% 2006..........................         2,800,000       5,637,840
                       United Kingdom Treasury 9.00% 2012..........................           700,000       1,701,605
                       United Kingdom Treasury 9.50% 2004..........................         2,000,000       4,156,052
                                                                                                        -------------
                                                                                                           14,185,146
                                                                                                        -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $78,655,894)..............                        82,271,648
                                                                                                        -------------

                       DOMESTIC BONDS & NOTES -- 20.6%
                       ----------------------------------------------------------------------------------------------

                       CORPORATE BOND -- 6.1%
                       Ameritech Capital Fund 5.88% 2003...........................         2,200,000       2,244,220
                       Ford Motor Credit Co. 5.41% 2005............................         2,900,000       2,864,562
                       Ford Motor Credit Co. 6.13% 2003............................         1,300,000       1,333,501
                       Prudential Insurance Co. 6.38% 2006.........................         1,000,000       1,024,800
                                                                                                        -------------
                                                                                                            7,467,083
                                                                                                        -------------
                       U.S. GOVERNMENT -- 14.5%
                       United States Treasury Bonds 6.75% 2026.....................         1,800,000       2,169,558
                       United States Treasury Bonds 11.25% 2015....................         1,900,000       3,142,714
                       United States Treasury Notes 3.63% 2008.....................         2,639,325       2,608,814
                       United States Treasury Notes 5.63% 2008.....................         2,800,000       2,985,500
                       United States Treasury Notes 6.25% 2003.....................         2,500,000       2,644,533
                       United States Treasury Notes 7.00% 2006.....................         3,700,000       4,213,375
                                                                                                        -------------
                                                                                                           17,764,494
                                                                                                        -------------
                       TOTAL DOMESTIC BONDS & NOTES (cost $24,917,911).............                        25,231,577
                                                                                                        -------------
                       TOTAL INVESTMENT SECURITIES (cost $103,573,805).............                       107,503,225
                                                                                                        -------------
                       SHORT-TERM SECURITIES -- 8.3%
                       ----------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 6.4%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co. 4.69% due 2/01/99 (cost $7,829,000)...................         7,829,000       7,829,000
                                                                                                        -------------
                       U.S. GOVERNMENT -- 1.9%
                       United States Treasury Notes 5.63% due 10/31/99 (cost
                         $2,315,836)...............................................         2,300,000       2,315,456
                                                                                                        -------------
                       TOTAL SHORT-TERM SECURITIES (cost $10,144,836)..............                        10,144,456
                                                                                                        -------------
                       TOTAL INVESTMENTS --
                         (cost $113,718,641)                        96.2%                                 117,647,681
                       Other assets less liabilities --              3.8                                    4,658,402
                                                                  ------                                -------------
                       NET ASSETS --                               100.0%                               $ 122,306,083
                                                                  ======                                =============


                                                           ---------------------

                                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       -----------------------------------------------------------------
                           CONTRACT               IN          DELIVERY  GROSS UNREALIZED
                          TO DELIVER         EXCHANGE FOR       DATE      APPRECIATION
                       -----------------------------------------------------------------
                       DEM     3,744,122   JPY  264,803,000   02/10/99     $  89,252
                       *USD      104,924   JPY   12,307,268   02/10/99         1,318
                       *DEM    3,744,122   JPY  264,803,000   02/10/99        19,323
                       JPY   385,209,917   USD    3,340,067   02/10/99        14,774
                       CHF     4,211,569   USD    3,053,433   02/17/99        72,198
                       NZD     2,231,258   USD    1,206,062   02/19/99         2,436
                       *USD    1,516,308   CAD    2,301,000   02/22/99         9,959
                       JPY   100,115,957   USD      870,127   03/04/99         3,575
                       GBP     9,347,417   USD   15,441,933   03/26/99        79,792
                       DKK    40,364,000   USD    6,282,921   04/13/99        93,563
                       AUD     2,878,772   USD    1,816,707   04/15/99         2,929
                       AUD     1,904,901   USD    1,218,870   04/15/99        18,682
                       USD     1,131,299   SEK    8,804,220   04/22/99         3,422
                       *SEK    4,904,380   USD      638,192   04/22/99         6,098
                       EUR     7,370,068   USD    8,584,876   04/26/99       168,799
                       EUR       117,244   USD      135,945   04/26/99         2,060
                       EUR     4,170,652   USD    4,837,957   04/26/99        75,378
                       EUR     2,578,480   USD    3,005,528   04/26/99        61,093
                       EUR     1,743,570   USD    2,026,795   04/26/99        35,766
                       NOK     9,974,158   USD    1,330,154   04/28/99        10,995
                       EUR     3,180,213   USD    3,713,137   05/20/99        76,817
                                                                           ----------
                                                                           $ 848,229
                                                                           ----------

                                                                       GROSS UNREALIZED
                                                                         DEPRECIATION
                       ----------------------------------------------------------------
                       JPY   994,292,187   USD   8,574,811   02/10/99     $  (8,334)
                       JPY   100,956,198   USD     826,000   02/10/99       (45,496)
                       JPY   216,238,356   USD   1,820,188   02/10/99       (46,472)
                       *USD       97,967   JPY  11,295,603   02/10/99          (459)
                       *USD      269,123   JPY  30,585,000   02/10/99        (5,100)
                       +*USD     234,000   CHF     313,373   02/17/99       (12,173)
                       CAD     3,699,772   USD   2,392,738   02/22/99       (61,342)
                       USD       752,166   AUD   1,188,000   02/23/99        (3,923)
                       JPY   202,550,759   USD   1,701,392   03/04/99       (51,784)
                       USD       195,188   EUR     169,000   03/26/99        (2,524)
                       *USD    1,513,203   AUD   2,376,000   04/15/99       (16,198)
                       *USD      126,334   EUR     108,497   04/26/99        (2,438)
                                                                          ----------
                                                                           (256,243)
                                                                          ----------
                                Net Unrealized Appreciation..........     $ 591,986
                                                                          ==========

             ----------------------------

             * Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
             + Represents a forward foreign currency contract that was
               transacted through an affiliated company.

                      AUD  --   Australian Dollar  DKK  --   Danish Krone    NOK  --   Norwegian Krone
                      CAD  --   Canadian Dollar    EUR  --   Euro Dollar     NZD  --   New Zealand Dollar
                      CHF  --   Swiss Franc        GBP  --   Pound Sterling  SEK  --   Swedish Krona
                      DEM  --   Deutsche Mark      JPY  --   Japanese Yen    USD  --   United States Dollar

                      See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO            INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 86.5%                                          AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.3%
                       Apparel & Textiles -- 0.7%
                       Collins & Aikman Corp. 10.00% 2007..........................  $    50,000   $      52,375
                       Collins & Aikman Corp. 11.50% 2006..........................      250,000         261,250
                       GFSI, Inc., Series B 9.63% 2007*............................      100,000          93,875
                       Pillowtex Corp., Series B 9.00% 2007........................       75,000          78,375
                       Pillowtex Corp. 10.00% 2006.................................      125,000         135,000
                       Reliance Industries Ltd. 8.25% 2027*........................      500,000         424,710

                       Automotive -- 0.9%
                       Aftermarket Technology Corp. 12.00% 2004....................       75,000          78,563
                       Arvin Industries, Inc. 6.75% 2008...........................      375,000         350,602
                       Dana Corp. 7.00% 2028.......................................      800,000         842,304
                       Lear Corp. 9.50% 2006.......................................       50,000          55,125
                       Oshkosh Truck Corp. 8.75% 2008*.............................       50,000          49,375

                       Housing -- 0.1%
                       American Builders & Contractors Supply Co., Inc., Series B
                         10.63% 2007...............................................       75,000          70,313
                       Building Materials Corp. of America 8.63% 2006..............      100,000         102,000
                       Falcon Building Products, Inc. zero coupon 2007(1)..........      100,000          59,000
                       Sealy Mattress Corp., Series B zero coupon 2007*............      250,000         155,000

                       Retail -- 4.6%
                       Boyds Collection Ltd. 9.00% 2008*...........................      150,000         160,125
                       Carrols Corp. 9.50% 2008*...................................      100,000         101,500
                       Dayton Hudson Corp. 10.00% 2000.............................    1,000,000       1,080,320
                       Harcourt General, Inc. 7.20% 2027...........................    1,370,000       1,309,103
                       Jitney Jungle Stores of America, Inc. 10.38% 2007...........      125,000         131,875
                       Kmart Corp. Pass Through Trust 8.54% 2015...................    1,123,339       1,156,006
                       Leslies Poolmart, Inc. 10.38% 2004..........................       50,000          51,875
                       Safeway, Inc. 6.50% 2008....................................      750,000         771,712
                       ShopKo Stores, Inc. 8.50% 2002..............................      450,000         476,136
                       ShopKo Stores, Inc. 9.25% 2022..............................    1,300,000       1,620,463
                       Stater Brothers Holdings, Inc. 9.00% 2004...................      100,000          97,000
                       True Temper Sports, Inc. 10.88% 2008*.......................       75,000          73,688
                       United States Office Products Co. 9.75% 2008................      225,000         160,313
                                                                                                   -------------
                                                                                                       9,997,983
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.4%
                       Food, Beverage & Tobacco -- 1.4%
                       Agrilink Foods, Inc. 11.88% 2008*...........................      125,000         131,250
                       Ameriserve Food Distribution, Inc., 10.13% 2007*............      200,000         169,000
                       Aurora Foods, Inc., Series B 9.88% 2007.....................       50,000          54,500
                       Aurora Foods, Inc., Series B 8.75% 2008.....................       75,000          78,187
                       Carr Gottstein Foods Co. 12.00% 2005........................      100,000         114,000
                       Dimon, Inc. 8.88% 2006......................................       75,000          73,129
                       Dominos, Inc. 10.38% 2009*..................................      100,000         102,750
                       Eagle Family Foods, Inc., Series B 8.75% 2008*..............      150,000         144,375
                       International Home Foods, Inc. 10.38% 2006..................      100,000         108,250
                       Nebco Evans Holding Co. zero coupon 2007(1).................      125,000          59,844
                       Philip Morris Cos., Inc. 7.75% 2027.........................    1,000,000       1,135,880
                       Purina Mills, Inc. 9.00% 2010...............................       50,000          49,875

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       Household Products -- 1.0%
                       Fort James Corp. 6.23% 2001.................................  $   600,000   $     603,414
                       NBTY, Inc., Series B 8.63% 2007.............................      100,000          97,625
                       Playtex Family Products Corp. 9.00% 2003....................      200,000         206,500
                       Polymer Group, Inc., Series B 8.75% 2008....................      150,000         149,250
                       Polymer Group, Inc., Series B 9.00% 2007....................      200,000         201,250
                       Revlon Consumer Products Corp. 8.63% 2008...................      400,000         357,000
                                                                                                   -------------
                                                                                                       3,836,079
                                                                                                   -------------
                       EDUCATION -- 0.3%
                       University -- 0.3%
                       Boston University 7.63% 2097................................      500,000         569,345
                                                                                                   -------------
                       ENERGY -- 3.4%
                       Energy Services -- 1.9%
                       Baker Hughes, Inc. 6.25% 2009*..............................    1,000,000       1,025,030
                       Chiles Offshore LLC 10.00% 2008.............................      125,000         100,000
                       Coastal Corp. 9.75% 2003....................................      250,000         288,557
                       Dailey International, Inc. 9.50% 2008.......................      150,000          72,000
                       Enersis SA 7.40% 2016.......................................      600,000         488,970
                       ISG Resources, Inc. 10.00% 2008.............................       50,000          49,875
                       Occidental Petroleum Corp. 8.50% 2004.......................      450,000         455,620
                       Pride Petroleum Services, Inc. 9.38% 2007...................      175,000         165,375
                       Tosco Corp. 7.00% 2000......................................      250,000         253,700
                       Energy Sources -- 1.5%
                       Continental Resources, Inc. 10.25% 2009*....................      125,000         107,188
                       Forcenergy, Inc. 8.50% 2007.................................      100,000          45,000
                       Forcenergy, Inc. 9.50% 2006.................................       50,000          25,500
                       Houston Exploration Co. 8.63% 2008..........................      125,000         123,750
                       Husky Oil Ltd. 7.13% 2006...................................    1,000,000         995,130
                       KCS Energy, Inc. 8.88% 2008.................................      100,000          61,250
                       Nuevo Energy Co., Series B 8.88% 2008.......................      100,000          95,750
                       Ocean Energy, Inc. 10.38% 2005..............................       75,000          78,000
                       Sun Co., Inc. 9.00% 2024....................................      750,000         939,540
                                                                                                   -------------
                                                                                                       5,370,235
                                                                                                   -------------
                       FINANCE -- 18.8%
                       Banks -- 3.6%
                       ABN Amro Holdings NV 7.30% 2026.............................      500,000         523,275
                       Continental Bank NA 12.50% 2001(2)..........................      300,000         342,726
                       Den Danske Bank 7.40% 2010*.................................      500,000         530,130
                       Firstbank Puerto Rico 7.63% 2005(3).........................      750,000         756,075
                       National Australia Bank Ltd. 6.60% 2007.....................      500,000         513,885
                       National Bank of Canada 8.13% 2004..........................      750,000         826,560
                       Republic New York Corp. 7.75% 2009..........................    1,225,000       1,397,823
                       Security Pacific Corp. 11.50% 2000..........................      275,000         303,149
                       Swedbank 7.50% 2049.........................................      500,000         508,940
                       Financial Services -- 11.9%
                       125 Home Loan Owner Trust 9.26% 2029(3).....................    1,250,000       1,157,422
                       Allmerica Financial Corp. 7.63% 2025........................      500,000         544,915
                       Amvescap PLC 6.60% 2005*....................................    1,000,000         972,360
                       Arvin Capital I 9.50% 2027..................................      500,000         584,600
                       Barclays North American Capital Corp. 9.75% 2021............    1,000,000       1,125,160
                       Case Equipment Loan Trust 7.30% 2002........................       20,509          20,590
                       Chevy Chase Auto Receivables 5.80% 2002.....................       26,278          26,327
                       CNA Financial Corp. 6.95% 2018..............................      500,000         485,450
                       CNA Financial Corp. 7.25% 2023..............................      500,000         494,200

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Continental Global Group, Inc., Series B 11.00% 2007........  $   150,000   $     131,813
                       Delphi Financial Group, Inc. 8.00% 2003.....................    1,000,000       1,065,950
                       Delphi Funding LLC 9.31% 2027...............................      800,000         927,560
                       Donaldson Lufkin & Jenrette, Inc. 6.88% 2005................    1,000,000       1,038,820
                       Ford Capital BV 9.38% 2001..................................      600,000         650,688
                       Ford Capital BV 9.50% 2001..................................      200,000         218,340
                       Ford Motor Credit Co. 6.88% 2001............................      550,000         566,156
                       General Motors Acceptance Corp. 5.63% 2001..................      300,000         301,545
                       Green Tree Financial Corp. 10.25% 2002......................      970,000       1,034,282
                       GS Escrow Corp. 7.13% 2005*.................................      300,000         298,863
                       Lehman Brothers, Inc. 7.38% 2007............................    1,250,000       1,317,600
                       National Rural Utilities Cooperative Finance Corp. 5.50%
                         2005......................................................      250,000         250,498
                       National Rural Utilities Cooperative Finance Corp. 5.75%
                         2008......................................................    1,250,000       1,273,687
                       Navistar Financial Corp. 6.55% 2001.........................       19,903          19,915
                       Reinsurance Group America, Inc. 7.25% 2006*.................      500,000         545,280
                       Resolution Funding Corp. zero coupon 2021...................      640,000         186,131
                       Salomon, Inc. 7.20% 2004....................................      525,000         554,374
                       Santander Finance Issuances 7.25% 2015......................    1,000,000       1,001,960
                       Sun Communities Operating LP 6.77% 2005.....................      900,000         943,137
                       Susa Partnership LP 7.50% 2027..............................      750,000         690,015
                       Susa Partnership LP 8.20% 2017..............................      250,000         248,860
                       Tanger Properties Ltd. 8.75% 2001...........................       85,000          88,461
                       Trizec Finance Corp., Ltd. 10.88% 2005......................       67,000          70,183
                       Insurance -- 3.3%
                       Conseco, Inc. 6.40% 2003....................................      500,000         473,040
                       Conseco, Inc. 10.50% 2004...................................      750,000         843,353
                       Equitable Life Assurance Society of the US 7.70% 2015*......    1,000,000       1,112,490
                       Geico Corp. 9.15% 2021......................................      500,000         563,535
                       Life Re Capital Trust I 8.72% 2027*.........................    1,000,000       1,146,410
                       Provident Cos., Inc. 7.41% 2038.............................      350,000         344,029
                       USF&G Capital II, Series B 8.47% 2027.......................      500,000         544,880
                       USF&G Capital III 8.31% 2046*...............................      250,000         289,670
                                                                                                   -------------
                                                                                                      29,855,112
                                                                                                   -------------
                       HEALTHCARE -- 0.9%
                       Health Services -- 0.7%
                       Everest Healthcare Services Corp. 9.75% 2008*...............       75,000          76,313
                       Hudson Respiratory Care, Inc. 9.13% 2008*...................      125,000          97,500
                       Tenet Healthcare Corp. 8.00% 2005...........................      450,000         463,500
                       Tenet Healthcare Corp. 8.13% 2008*..........................      500,000         518,010
                       Medical Products -- 0.1%
                       Conmed Corp. 9.00% 2008.....................................      150,000         150,000
                       Medical Products & Services -- 0.1%
                       Dade International, Inc. 11.13% 2006*.......................      100,000         109,500
                                                                                                   -------------
                                                                                                       1,414,823
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 6.0%
                       Aerospace & Military Technology -- 0.8%
                       Aviation Sales Co. 8.13% 2008...............................      100,000          99,250
                       Eagle Picher Industries, Inc. 9.38% 2008....................      150,000         144,000
                       Raytheon Co. 6.15% 2008.....................................      750,000         769,320
                       Raytheon Co. 7.00% 2028.....................................      200,000         215,064
                       Business Services -- 3.8%
                       Allied Waste North America, Inc. 7.63% 2006*................      500,000         516,250
                       Coinmach Corp. 11.75% 2005..................................       50,000          54,750
                       Dialog Corp. PLC, Series A 11.00% 2007......................       75,000          73,313

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Glenoit Corp. 11.00% 2007...................................  $    50,000   $      46,375
                       Grove Worldwide LLC 9.25% 2008*.............................      150,000         135,750
                       Hertz Corp. 7.00% 2028......................................    1,000,000       1,048,260
                       Holt Group, Inc. 9.75% 2006*................................      100,000          69,750
                       National Equipment Services, Inc. 10.00% 2004...............      150,000         148,125
                       Nationsrent, Inc. 10.38% 2008...............................      125,000         130,937
                       Service Corp. International 6.50% 2008......................      550,000         546,337
                       SMFC Trust 7.76% 2035(3)....................................      245,087         208,324
                       Statia Terminals International, Series B 11.75% 2003........       50,000          50,875
                       Tekni Plex, Inc., Series B 9.25% 2008*......................      125,000         130,313
                       United Rentals, Inc. 9.25% 2009.............................      150,000         153,375
                       United Stationers Supply Co. 12.75% 2005....................       33,000          36,671
                       USA Waste Service, Inc. 7.13% 2007..........................      750,000         803,400
                       USA Waste Service, Inc. 6.13% 2001..........................      650,000         655,031
                       Waste Management, Inc. 8.75% 2018...........................      850,000         949,305
                       WESCO Distribution, Inc., Series B 9.13% 2008...............      250,000         253,437
                       WESCO International, Inc. zero coupon 2008(1)...............       50,000          30,563
                       Electrical Equipment -- 0.1%
                       Amphenol Corp. 9.88% 2007...................................      150,000         152,250
                       Machinery -- 0.2%
                       Alvey Systems, Inc. 11.38% 2003.............................       69,000          70,380
                       CLARK Material Handling Co., Series B 10.75% 2006...........      100,000         104,250
                       National Equipment Services, Inc. 10.00% 2004...............       50,000          49,375
                       Neenah Corp., Series B 11.13% 2007..........................      100,000         103,250
                       Multi-Industry -- 0.1%
                       Fisher Scientific International, Inc. 9.00% 2008............      250,000         253,125
                       Transportation -- 1.0%
                       Allied Holdings, Inc., Series B 8.63% 2007..................      100,000         100,250
                       Ameritruck Distribution Corp., Series B 12.25% 2005(4)+.....      100,000           7,000
                       Gearbulk Holdings Ltd. 11.25% 2004..........................      100,000         105,000
                       HDA Parts Systems, Inc. 12.00% 2005*........................       50,000          46,375
                       Johnstown America Industries, Inc., Series C 11.75% 2005....       50,000          53,000
                       Stena AB 8.75% 2007.........................................      100,000          93,875
                       Stena AB 10.50% 2005........................................      100,000         101,375
                       Stena Line AB 10.63% 2008...................................      100,000          86,750
                       Transport Ocean Container Corp. 12.25% 2004.................      850,000         964,750
                                                                                                   -------------
                                                                                                       9,559,780
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 9.0%
                       Broadcasting & Media -- 7.9%
                       Acme Televison LLC, Series B zero coupon 2004...............       75,000          62,906
                       Affiliated Newspapers Investments, Inc. zero coupon
                         2006(1)(2)................................................      100,000         102,500
                       Big City Radio, Inc. zero coupon 2005*......................      150,000         102,750
                       CBS Radio Corp. 11.38% 2009(5)..............................      105,200         124,005
                       CF Cable TV, Inc. 9.13% 2007................................      500,000         533,350
                       Chancellor Media Corp., Series B 8.75% 2007.................       50,000          53,000
                       Chancellor Media Corp. 9.00% 2008*..........................      150,000         165,375
                       Chancellor Media Corp. 9.38% 2004...........................      100,000         105,750
                       Chancellor Media Corp., Series B 10.50% 2007................      100,000         109,125
                       Chancellor Media Corp., Series B 8.13% 2007.................      300,000         312,000
                       Comcast Cable Communications 8.50% 2027*....................      500,000         625,965
                       Comcast Corp. 9.38% 2005....................................      200,000         214,258
                       Comcast UK Cable Partners Ltd. zero coupon 2007(1)..........      175,000         151,375
                       Continental Cablevision, Inc. 9.50% 2013....................    1,250,000       1,451,675
                       Cox Communications, Inc. 6.69% 2004.........................      250,000         263,982
                       CSC Holdings, Inc. 9.25% 2005...............................      325,000         352,625

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Cumulus Media, Inc. 10.38% 2008.............................  $    75,000   $      80,438
                       Diamond Cable PLC zero coupon 2007*(1)......................      150,000         130,875
                       Diamond Holdings PLC 9.13% 2008*............................      100,000         105,000
                       Echostar DBS Corp. 9.38% 2009*..............................      300,000         308,250
                       Fox/Liberty Networks LLC zero coupon 2007*(1)...............      250,000         181,250
                       Fox/Liberty Networks LLC 8.88% 2007.........................      100,000         104,000
                       Garden State Newspapers, Inc., Series B 8.75% 2009..........       50,000          48,375
                       Hollinger International Publishing, Inc. 9.25% 2007.........      125,000         133,438
                       International CableTel, Inc. zero coupon 2006(1)............      250,000         212,500
                       Lamar Advertising Co. 8.63% 2007............................      150,000         160,875
                       Loews Ciniplex Entertainment Corp. 8.88% 2008...............      100,000         101,000
                       Millicom International Cellular SA zero coupon 2006(1)......      200,000         145,000
                       News America Holdings, Inc. 7.90% 2095......................      450,000         502,204
                       News America Holdings, Inc. 8.00% 2016......................      650,000         731,159
                       News America Holdings, Inc. 10.13% 2012.....................      500,000         586,735
                       Outdoor Systems, Inc. 8.88% 2007............................      300,000         324,000
                       Paramount Communications, Inc. 8.25% 2022...................      500,000         534,360
                       Pegasus Communications Corp. 9.63% 2005.....................      100,000         103,750
                       Pegasus Communications Corp. 9.75% 2006.....................       50,000          52,125
                       Regal Cinemas, Inc. 9.50% 2008*.............................      100,000         101,000
                       Regal Cinemas, Inc. 9.50% 2008..............................      125,000         126,250
                       Rogers Cablesystems Ltd. 10.00% 2007........................      100,000         114,250
                       Rogers Cablesystems Ltd. Class B 10.00% 2005................      225,000         255,938
                       SFX Broadcasting, Inc., Series B 10.75% 2006................       33,000          36,630
                       Sinclair Broadcast Group, Inc. 8.75% 2007...................      150,000         153,750
                       Sinclair Broadcast Group, Inc. 9.00% 2007*..................      225,000         233,437
                       Sinclair Broadcast Group, Inc. 10.00% 2005..................       50,000          53,000
                       Telewest Communications PLC zero coupon 2007(1).............      425,000         376,125
                       Teligent, Inc. 11.50% 2007..................................      150,000         142,500
                       TKR Cable, Inc. 10.50% 2007.................................    1,200,000       1,304,256
                       UIH Australia Pacific, Inc., Series B zero coupon 2006(1)...      100,000          59,000
                       United International Holdings, Inc. 10.75% 2008(1)..........      250,000         167,500
                       Ziff Davis, Inc. 8.50% 2008.................................      200,000         199,000
                       Leisure & Tourism -- 1.1%
                       AMF Group, Inc., Series B zero coupon 2006(1)...............      197,000         114,260
                       Continental Airlines, Series B 6.90% 2017...................      750,000         749,940
                       Courtyard Marriott Ltd., Series B 10.75% 2008...............       50,000          51,375
                       HMH Properties, Inc., Series B 7.88% 2008...................      200,000         194,000
                       Premier Parks, Inc. zero coupon 2008(1).....................      250,000         171,875
                       Premier Parks, Inc., Series A 12.00% 2003...................      100,000         107,750
                       Six Flags Theme Parks, Inc., Series A 12.25% 2005(1)........      125,000         138,750
                       Southwest Airlines Co. 7.38% 2027...........................      215,000         232,436
                                                                                                   -------------
                                                                                                      14,358,997
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 6.6%
                       Communication Equipment -- 0.1%
                       Metromedia Fiber Network, Inc. 10.00% 2008*.................      100,000         105,750
                       Computers & Business Equipment -- 0.5%
                       Dell Computer Corp. 7.10% 2028..............................      250,000         255,165
                       Diva Systems Corp. zero coupon 2008*(1)(2)(3)...............       50,000          19,000
                       Harris Corp. 10.38% 2018....................................      500,000         527,205
                       Software -- 0.3%
                       PSINet, Inc. 11.50% 2008*...................................      100,000         108,000
                       PSINet, Inc. 10.00% 2005....................................      100,000         103,000
                       Sitel Corp. 9.25% 2006......................................      200,000         164,500
                       Verio, Inc. 11.25% 2008*....................................      100,000         107,000

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 5.7%
                       Anixter, Inc. 8.00% 2003....................................  $ 1,300,000   $   1,394,952
                       Arch Communications Group, Inc. 12.75% 2007*................      100,000          98,750
                       BellSouth Telecommunications, Inc. 6.00% 2002...............      500,000         515,050
                       BellSouth Telecommunications, Inc. 7.00% 2095...............    1,250,000       1,394,137
                       BellSouth Telecommunications, Inc. 7.63% 2035...............      250,000         277,005
                       Call-Net Enterprises, Inc. zero coupon 2007(1)..............      250,000         159,375
                       Centennial Cellular Operating Co. 10.75% 2008...............      125,000         131,875
                       Charter Communications South East LP 11.25% 2006............       50,000          57,250
                       Comcast Cellular Holdings, Inc., Series B 9.50% 2007........       50,000          57,250
                       E.Spire Communications, Inc. zero coupon 2005(1)............       75,000          42,750
                       Hermes Europe Railtel 11.50% 2007...........................      150,000         165,000
                       Hermes Europe Railtel BV 10.38% 2009........................      100,000         106,000
                       ICG Holdings, Inc. zero coupon 2006.........................      300,000         231,000
                       Intermedia Communications, Inc. zero coupon 2006(1).........      175,000         140,875
                       Intermedia Communications, Inc. zero coupon 2007(1).........      275,000         191,125
                       Intermedia Communications, Inc. 8.60% 2008*.................      200,000         193,000
                       IXC Communications, Inc. 9.00% 2008*........................      150,000         149,250
                       Lenfest Communications, Inc. 8.38% 2005.....................      150,000         163,500
                       Level 3 Communications, Inc. zero coupon 2008(1)*...........      300,000         177,375
                       Level 3 Communications, Inc. 9.13% 2008.....................      475,000         471,437
                       McLeod USA, Inc. zero coupon 2007(1)........................      350,000         276,500
                       McLeod USA, Inc. 8.38% 2008*................................       50,000          51,375
                       Metronet Communications Corp. zero coupon 2008(1)...........      475,000         323,000
                       Metronet Communications Corp. 10.63% 2008*..................       50,000          52,875
                       Metronet Communications Corp. 12.00% 2007(2)................       50,000          55,625
                       Nextel Communications, Inc. zero coupon 2007(1).............      275,000         187,687
                       Nextel Communications, Inc. zero coupon 2008*(1)............      375,000         240,000
                       Nextel International, Inc. zero coupon 2008*(1).............       75,000          34,781
                       Nextlink Communications, Inc. zero coupon 2008(1)...........      150,000          87,750
                       Nextlink Communications, Inc. 9.00% 2008*...................      100,000          95,250
                       NTL, Inc. zero coupon 2008*(1)..............................      225,000         157,219
                       NTL, Inc., Series B zero coupon 2008(1).....................      200,000         139,750
                       Orange PLC 8.00% 2008.......................................      150,000         156,000
                       Pathnet, Inc. 12.25% 2008...................................      100,000          58,000
                       Qwest Communications International, Inc., Series B zero
                         coupon 2008*(1)...........................................       50,000          38,938
                       Qwest Communications International, Inc., Series B 10.88%
                         2007......................................................       98,000         113,068
                       Qwest Communications International, Inc. zero coupon
                         2007(1)...................................................      100,000          80,000
                       Rogers Cantel, Inc. 8.80% 2007..............................       75,000          78,750
                       Telecommunications Techniques LLC 9.75% 2008*...............      325,000         319,312
                       Telesystem International Wireless, Inc., Series B zero
                         coupon 2007(1)............................................      250,000         107,500
                       Teligent, Inc. zero coupon 2008.............................      100,000          49,000
                       Triton PCS, Inc. zero coupon 2008*(1).......................      250,000         137,188
                       Viatel, Inc. zero coupon 2008(1)(3).........................       50,000          29,500
                       Viatel, Inc. 11.25% 2008(3).................................       75,000          75,375
                                                                                                   -------------
                                                                                                      10,451,019
                                                                                                   -------------
                       MATERIALS -- 7.0%
                       Chemicals -- 0.3%
                       Chattem, Inc. 8.88% 2008....................................      125,000         127,500
                       Huntsman Corp. 9.50% 2007*..................................      150,000         152,250
                       ISP Holdings, Inc., Series B 9.75% 2002.....................       50,000          52,125
                       ISP Holdings, Inc., Series B 9.00% 2003.....................       75,000          79,125
                       Forest Products -- 1.8%
                       Buckeye Cellulose Corp. 9.25% 2008..........................      125,000         132,500
                       Donohue Forest Products, Inc. 7.63% 2007....................      750,000         831,840
                       Pope & Talbot, Inc. 8.38% 2013..............................      250,000         228,093
                       Quno Corp. 9.13% 2005.......................................    1,500,000       1,606,560

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Forest Products (continued)
                       Stone Container Corp. 11.50% 2004...........................  $    50,000   $      52,500
                       Stone Container Corp. 12.25% 2002...........................       50,000          50,500
                       Metals & Minerals -- 4.9%
                       A.K. Steel Holding Corp. 9.13% 2006.........................      100,000         107,000
                       Aei Resources, Inc. 10.50% 2005.............................      100,000          98,750
                       Aei Resources, Inc. 11.50% 2006.............................      150,000         150,187
                       Albecca, Inc. 10.75% 2008*..................................      200,000         199,000
                       Barrick Gold Corp. 7.50% 2007...............................    1,500,000       1,550,235
                       Euramax International PLC 11.25% 2006.......................      100,000         100,000
                       Inco Ltd. 9.60% 2022........................................    1,325,000       1,494,295
                       International Utility Structures 10.75% 2008................       50,000          47,250
                       Metals USA, Inc. 8.63% 2008.................................       75,000          72,000
                       MMI Products, Inc. 11.25% 2007*.............................      150,000         161,625
                       Normandy Finance Ltd. 7.50% 2005*...........................    1,150,000       1,192,170
                       Placer Dome, Inc. 8.50% 2045................................    1,120,000       1,038,341
                       Ryderson Tull, Inc. 9.13% 2006..............................      100,000         107,000
                       Santa Fe Pacific Gold Corp. 8.38% 2005......................      225,000         226,688
                       Scotts Co. 8.63% 2009.......................................       50,000          51,625
                       Southdown, Inc., Series B 10.00% 2006.......................    1,000,000       1,080,000
                       Sterling Chemicals, Inc. 11.75% 2006........................       75,000          64,313
                                                                                                   -------------
                                                                                                      11,053,472
                                                                                                   -------------
                       MUNICIPAL BONDS -- 0.5%
                       Municipal Bonds -- 0.5%
                       Atlanta & Fulton County Georgia Recreation 7.00% 2028.......      500,000         514,950
                       McKeesport Pennsylvania, Series B 7.30% 2020................      250,000         260,585
                                                                                                   -------------
                                                                                                         775,535
                                                                                                   -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.9%
                       Province of Quebec 11.00% 2015..............................      250,000         276,955
                       Province of Quebec 13.25% 2014..............................      890,000         971,844
                       Republic of Columbia 7.25% 2003.............................      250,000         215,000
                                                                                                   -------------
                                                                                                       1,463,799
                                                                                                   -------------
                       REAL ESTATE -- 0.7%
                       Real Estate Investment Trusts -- 0.7%
                       Chelsea GCA Realty, Inc. 7.75% 2001.........................      150,000         148,836
                       HMH Properties, Inc., Series B 8.45% 2008...................      200,000         200,000
                       Price REIT, Inc. 7.50% 2006.................................      750,000         764,828
                                                                                                   -------------
                                                                                                       1,113,664
                                                                                                   -------------
                       U.S. GOVERNMENT & AGENCIES -- 21.8%
                       U.S. Government & Agencies -- 21.8%
                       Federal Farm Credit Bank 5.93% 2008.........................    1,250,000       1,303,500
                       Federal Home Loan Banks 5.80% 2008..........................    3,000,000       3,108,270
                       Federal National Mortgage Association 6.00% 2099............    2,000,000       2,007,500
                       Federal National Mortgage Association 6.50% 2028............    1,985,805       2,003,796
                       Federal National Mortgage Association 6.50% 2099............    1,000,000       1,009,060
                       Federal National Mortgage Association 8.50% 2005............      750,000         775,313
                       Government National Mortgage Association 7.50% 2029.........    1,782,000       1,840,467
                       Government National Mortgage Association 7.50% 2099.........    1,000,000       1,032,810
                       United States Treasury Bonds 6.00% 2026.....................    1,750,000       1,920,905
                       United States Treasury Bonds 6.13% 2027.....................    1,585,000       1,783,616
                       United States Treasury Bonds 6.38% 2027.....................    3,832,000       4,435,540
                       United States Treasury Bonds 8.00% 2021.....................    1,750,000       2,351,563
                       United States Treasury Bonds 8.13% 2021.....................      750,000       1,016,835

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       U.S. Government & Agencies (continued)
                       United States Treasury Bonds 8.50% 2020.....................  $ 1,400,000   $   1,950,368
                       United States Treasury Bonds 11.63% 2004....................    1,000,000       1,343,440
                       United States Treasury Notes 5.63% 2008.....................    2,000,000       2,132,500
                       United States Treasury Notes 6.13% 2007.....................    1,900,000       2,078,429
                       United States Treasury Notes 6.25% 2003.....................      250,000         264,610
                       United States Treasury Notes 6.25% 2007.....................    2,000,000       2,196,240
                                                                                                   -------------
                                                                                                      34,554,762
                                                                                                   -------------
                       UTILITIES -- 1.9%
                       Electric Utilities -- 1.4%
                       El Paso Electric Co. 9.40% 2011.............................      125,000         143,400
                       Israel Electric Corp Ltd. 7.88% 2026*.......................      850,000         844,373
                       Niagara Mohawk Power Corp. zero coupon 2010(1)..............       50,000          39,687
                       Puget Sound Energy 7.02% 2027...............................      900,000         982,026
                       Tenaga Nasional Berhad 7.50% 2096*..........................      500,000         275,000
                       Gas & Pipeline Utilities -- 0.1%
                       Universal Compression, Inc. zero coupon 9.88% 2008(1).......      150,000          93,563
                       Telephone -- 0.4%
                       American Cellular Corp. 10.50% 2008*........................      175,000         182,000
                       Callable Net Enterprises, Inc. zero coupon 2008.............      175,000          98,875
                       Paging Network, Inc. 10.00% 2008............................      175,000         169,750
                       Paging Network, Inc. 10.13% 2007............................       50,000          48,250
                       United States Xchange LLC 15.00% 2008*......................       75,000          77,812
                                                                                                   -------------
                                                                                                       2,954,736
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $135,585,524).....................                  137,329,341
                                                                                                   -------------

                                         PREFERRED STOCK -- 2.4%                       SHARES
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.0%
                       Food, Beverage & Tobacco -- 0.0%
                       Nebco Evans Holding Co. 11.25%(5)...........................          380          25,541
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Broadcasting & Media -- 0.5%
                       Benedek Communications Corp. 11.50%*(5).....................           75          74,250
                       Capstar Broadcasting Partners 12.00%*(5)....................          597          68,779
                       Capstar Communications, Inc. 12.63%(5)......................          299          35,955
                       Cumulus Media, Inc. Series A 13.75%.........................           80          89,204
                       Pegasus Communications Corp. 12.75%*(5).....................          118         128,620
                       Primedia, Inc., Series F 9.20%..............................        3,000         291,750
                       Sinclair Capital 11.65%.....................................          500          54,125
                                                                                                   -------------
                                                                                                         742,683
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.6%
                       Software -- 0.5%
                       Microsoft Corp. convertible $2.196..........................        8,260         812,061
                       Telecommunications -- 0.1%
                       Nextel Communications, Inc. 11.125%(5)......................           53          49,820
                       Viatel, Inc., Series A 10.0%(3).............................           64           7,040
                                                                                                   -------------
                                                                                                         868,921
                                                                                                   -------------

---------------------

                                       PREFERRED STOCK (CONTINUED)                     SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE -- 1.2%
                       Real Estate Investment Trusts -- 1.2%
                       Highwood Properties, Inc., Series A 8.625%..................        1,000   $     998,125
                       ProLogis Trust, Series C 8.54%..............................       20,000         980,000
                                                                                                   -------------
                                                                                                       1,978,125
                                                                                                   -------------
                       UTILITIES -- 0.1%
                       Electric Utilities -- 0.1%
                       Texas Utilities Co. 9.25%...................................        3,000         166,125
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $3,773,972).....................                    3,781,395
                                                                                                   -------------
                                            WARRANTS -- 0.0%+                         WARRANTS
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Australis Holdings Property Ltd. 10/30/01*..................           50               0
                       Pegasus Communications Corp. 01/01/07.......................          100           2,000
                       UIH Australia Pacific, Inc. 05/15/06........................          100             100
                                                                                                   -------------
                                                                                                           2,100
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Computers & Business Equipment -- 0.0%
                       Diva Systems Corp. 03/01/08(3)..............................          150           2,040
                                                                                                   -------------
                       Telecommunications -- 0.0%
                       Metronet Communications Corp. 08/15/07*.....................           50           1,750
                       Pathnet, Inc. 04/15/08(3)*..................................          100           1,000
                                                                                                   -------------
                                                                                                           2,750
                                                                                                   -------------
                       TOTAL WARRANTS (cost $5,019)................................                        6,890
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $139,364,515).............                  141,117,626
                                                                                                   -------------
                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 12.2%                   AMOUNT
                       -----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 2.9%
                       Continental Corp. 8.25% due 04/15/99........................  $   100,000         100,524
                       Figgie International, Inc. 9.88% due 10/01/99...............    2,250,000       2,266,875
                       Republic of South Africa 9.63% due 12/15/99.................      500,000         500,235
                       Signet Banking Corp. 9.63% due 06/01/99.....................      300,000         304,182
                       Valassis Inserts, Inc. 9.38% due 03/15/99...................    1,500,000       1,503,705
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $4,702,472)..........                    4,675,521
                                                                                                   -------------
                       TIME DEPOSIT -- 8.6%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co. 4.50% due 02/01/99 (cost $13,709,000).................   13,709,000      13,709,000

                                                           ---------------------

                                                                                      PRINCIPAL
                                    SHORT-TERM SECURITIES (CONTINUED)                  AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 0.7%
                       United States Treasury Notes 7.75% due 11/30/99 (cost
                         $1,017,078)...............................................  $ 1,000,000   $   1,024,840
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $19,428,550)..............                   19,409,361
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $158,793,065)                        101.1%                                       160,526,987
                       Liabilities in excess of other assets --      (1.1)                                        (1,722,884)
                                                                    ------                                     -------------
                       NET ASSETS --                                100.0%                                     $ 158,804,103
                                                                    ======                                     =============

              -----------------------------

               *  Resale restricted to qualified institutional buyers
               +  Non-income producing securities
              (1) Represents a zero coupon bond which will convert to an interest bearing security at a later date
              (2) Consists of more than one class of securities traded together as a unit, generally bonds with attached stocks or warrants
              (3) Fair valued security; see Note 2
              (4) Bond in default
              (5) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 89.5%                                          AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.8%
                       Apparel & Textiles -- 1.7%
                       Phillips Van Heusen Corp. 7.75% 2023........................  $ 2,500,000   $   2,239,425
                       Phillips Van Heusen Corp. 9.50% 2008*.......................    2,750,000       2,777,500

                       Automotive -- 0.5%
                       Trident Automotive PLC 10.00% 2005*.........................    1,500,000       1,530,000

                       Housing -- 2.6%
                       Congoleum Corp. 8.63% 2008..................................    2,250,000       2,227,500
                       Lifestyle Furnishings International Ltd. 10.88% 2006........    5,000,000       5,450,000

                       Retail -- 4.0%
                       Electronic Retailing Systems International, Inc. zero coupon
                         2004(1)...................................................    1,500,000         547,500
                       Evenflo Company, Inc. 11.75% 2006*..........................    2,500,000       2,575,000
                       Finlay Fine Jewelry Corp. 8.38% 2008........................      750,000         708,750
                       Jitney Jungle Stores America, Inc. 10.38% 2007..............    1,240,000       1,308,200
                       Jitney Jungle Stores of America, Inc. 12.00% 2006...........    4,000,000       4,480,000
                       Jumbo Sports, Inc. 4.25% 2000...............................      900,000          49,500
                       Shop At Home, Inc. 11.00% 2005..............................    2,000,000       2,050,000
                                                                                                   -------------
                                                                                                      25,943,375
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.9%
                       Food, Beverage & Tobacco -- 0.9%
                       Specialty Foods Corp. 11.13% 2002...........................    2,850,000       2,693,250

                       Household Products -- 4.0%
                       Carson, Inc. 10.38% 2007....................................    2,000,000       1,530,000
                       French Fragrances, Inc. 10.38% 2007.........................    2,750,000       2,722,500
                       Polymer Group, Inc. 9.00% 2007..............................    3,500,000       3,521,875
                       Polymer Group, Inc. 8.75% 2008*.............................    3,850,000       3,830,750
                                                                                                   -------------
                                                                                                      14,298,375
                                                                                                   -------------
                       ENERGY -- 6.1%
                       Energy Services -- 3.0%
                       Gulfmark Offshore, Inc. 8.75% 2008..........................    3,500,000       3,412,500
                       Parker Drilling Co. 9.75% 2006..............................    6,490,000       5,532,725

                       Energy Sources -- 3.1%
                       Houston Exploration Co. 8.63% 2008*.........................    1,025,000       1,014,750
                       P& L Coal Holdings Corp. 8.88% 2008*........................    2,000,000       2,075,000
                       Pogo Producing Co. 10.38% 2009..............................    2,000,000       1,985,000
                       Southwest Royalties, Inc. 10.50% 2004.......................    2,500,000       1,106,250
                       Statia Terminals International NV 11.75% 2003...............    2,750,000       2,798,125
                                                                                                   -------------
                                                                                                      17,924,350
                                                                                                   -------------
                       FINANCE -- 2.4%
                       Banks -- 1.1%
                       Bankunited Capital Trust 10.25% 2026........................    2,000,000       2,030,000
                       Western Financial Savings Bank 8.88% 2007...................    1,500,000       1,125,000

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 1.3%
                       Dollar Financial Group, Inc. 10.88% 2006....................  $ 2,000,000   $   2,020,000
                       Richmont Marketing Specialist 10.13% 2007*..................    2,500,000       1,843,750
                                                                                                   -------------
                                                                                                       7,018,750
                                                                                                   -------------
                       HEALTHCARE -- 4.7%
                       Drugs -- 1.4%
                       Schein Pharmaceutical Inc. 8.13% 2004(2)....................    4,500,000       4,027,500
                       Health Services -- 3.3%
                       Fresenius Medical Care Capital Trust 9.00% 2006.............    2,750,000       2,901,250
                       Fresenius Medical Care Capital Trust 7.88% 2008*............    1,250,000       1,250,000
                       Tenet Healthcare Corp. 8.00% 2005...........................    5,500,000       5,665,000
                                                                                                   -------------
                                                                                                      13,843,750
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 5.4%
                       Aerospace & Military Technology -- 1.4%
                       Interlake Corp. 12.13% 2002.................................    2,000,000       2,020,000
                       L3 Communications Corp. 10.38% 2007.........................    2,000,000       2,210,000
                       Business Services -- 2.3%
                       Allied Waste North America 7.63% 2006.......................    1,000,000       1,032,500
                       Allied Waste North America 7.88% 2009.......................    1,000,000       1,032,500
                       Huntsman Corp. 8.33% 2007*(2)...............................    3,000,000       2,872,500
                       Metal Management, Inc. 10.00% 2008..........................    3,000,000       1,792,500
                       Electrical Equipment -- 0.4%
                       Protection One Alarm Montana, Inc. 8.13% 2009...............    1,000,000       1,017,500
                       Transportation -- 1.3%
                       Golden Ocean Group Ltd. 10.00% 2001.........................    3,350,000         929,625
                       Pegasus Shipping Ltd. 11.88% 2004...........................    1,500,000       1,297,500
                       Travelcenters America, Inc. 10.25% 2007.....................    1,500,000       1,530,000
                                                                                                   -------------
                                                                                                      15,734,625
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 21.0%
                       Broadcasting & Media -- 19.8%
                       Adelphia Communications Corp. 8.13% 2003....................    3,500,000       3,596,250
                       Australis Holdings Property Ltd. zero coupon 2002(1)(3).....    1,000,000          20,000
                       Big City Radio, Inc. zero coupon 2005(1)....................    3,500,000       2,397,500
                       Carmike Cinemas, Inc. 9.38% 2009............................    3,500,000       3,543,750
                       Cellnet Data Systems, Inc. zero coupon 2007(1)..............    2,200,000         572,000
                       Central European Media Enterprises Ltd. 9.38% 2004..........    3,525,000       2,687,813
                       Chancellor Media Corp. 8.00% 2008...........................    3,000,000       3,232,500
                       Chancellor Media Corp. 9.00% 2008*..........................    2,000,000       2,195,000
                       Comcast UK Cable Partners Ltd. zero coupon 2007(1)..........    2,500,000       2,162,500
                       Diamond Holdings PLC 9.13% 2008.............................    2,500,000       2,625,000
                       Echostar DBS Corp. 9.38% 2009...............................    5,500,000       5,651,250
                       International CableTel, Inc. zero coupon 2006(1)............    5,000,000       4,250,000
                       Knology Holdings, Inc. zero coupon 2007(1)..................    2,000,000       1,015,000
                       Mediacom LLC/ Mediacom Capital Corp. 8.50% 2008.............    5,500,000       5,692,500
                       Midcom Communications, Inc. 8.25% 2003(5)+..................      550,000          93,500
                       Omnipoint Communications, Inc. 8.53% 2006*..................    2,967,068       2,870,638
                       Paging Network Do Brasil SA 13.50% 2005.....................    1,594,000         713,315
                       Radio One, Inc. 7.00% 2004..................................    1,500,000       1,515,000
                       Spanish Broadcasting Systems, Inc. 12.50% 2002..............    2,250,000       2,486,250
                       Telewest Communications PLC 11.25% 2008*....................    3,000,000       3,510,000
                       UIH Australia Pacific, Inc. zero coupon 2006(1).............    1,500,000         885,000
                       United International Holdings, Inc. 10.75% 2008(1)..........    4,500,000       3,015,000
                       Wavetek Corp. 10.13% 2007...................................    3,500,000       3,386,250

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 1.2%
                       Itt Corp. New 6.25% 2000....................................  $ 3,500,000   $   3,378,270
                                                                                                   -------------
                                                                                                      61,494,286
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 25.7%
                       Computers & Business Equipment -- 0.4%
                       Diva Systems Corp. zero coupon 2008*(1)(4)..................    3,250,000       1,312,188
                       Electronics -- 1.5%
                       Pacific West Telecomm, Inc. 13.50% 2009.....................    1,750,000       1,754,375
                       Park N View, Inc. 13.00% 2008*(4)...........................    3,000,000       2,542,500
                       Telecommunications -- 23.8%
                       Call-Net Enterprises, Inc. 8.00% 2008.......................    1,750,000       1,636,250
                       Centennial Cellular Operating Com. 10.75% 2008*.............    2,750,000       2,901,250
                       Comcast Cellular Holdings, Inc. 9.50% 2007..................    5,000,000       5,725,000
                       DTI Holdings, Inc. zero coupon 2008(1)......................    3,750,000         932,813
                       E.spire Communications, Inc. zero coupon 2005(1)............    2,500,000       1,425,000
                       E.Spire Communications, Inc. zero coupon 2008(1)............      500,000         182,500
                       Filtronic Plc 10.00% 2005*..................................    3,750,000       3,834,375
                       Flag Ltd. 8.25% 2008........................................    2,500,000       2,450,000
                       Global Crossing Ltd. 9.63% 2008.............................    1,000,000       1,057,500
                       Globix Corp. 13.00% 2005....................................    3,750,000       3,384,375
                       Hermes Europe Railtel BV 11.50% 2007........................    4,000,000       4,400,000
                       ICG Holdings, Inc. zero coupon 2007(1)......................    3,500,000       2,275,000
                       ICG Services, Inc. 9.88% 2008(1)............................    4,750,000       2,511,562
                       International Wireless Communications zero coupon 2001......    3,750,000         290,625
                       KMC Telecom Holdings, Inc. zero coupon 2008(1)..............    4,650,000       2,388,937
                       Level 3 Communications, Inc. zero coupon 2008*(1)...........    1,500,000         886,875
                       McCaw International Ltd. zero coupon 2007(1)................    3,250,000       1,824,062
                       Nextel Communications, Inc. 10.13% 2004.....................    2,000,000       2,015,000
                       Nextel Communications, Inc. zero coupon 2004(1).............    2,000,000       2,010,000
                       Northeast Optic Network, Inc. 12.75% 2008...................    1,500,000       1,518,750
                       NTL, Inc. zero coupon 2008*(1)..............................    1,750,000       1,222,813
                       Occidente Y Caribe Celular SA zero coupon 2004(1)...........    2,000,000       1,400,520
                       Orbcomm Global LP 14.00% 2004...............................    3,000,000       3,307,500
                       Orion Network Systems, Inc. 12.50% 2007(1)..................    6,000,000       3,862,500
                       Poland Telecom Finance Bv 14.00% 2007.......................    1,000,000         910,000
                       Primus Telecommunications Group, Inc. 11.75% 2004...........    1,500,000       1,548,750
                       Rhythms Netconnections, Inc. zero coupon 2008*(1)(4)........    2,000,000       1,100,000
                       RSL Communications Ltd. 12.25% 2006.........................    2,924,000       3,055,580
                       RSL Communications Plc 10.50% 2008..........................    2,000,000       1,960,000
                       Splitrock Services, Inc. 11.75% 2008*.......................    4,750,000       4,263,125
                       Transtel Pass Through Trust 12.50% 2007*....................    1,500,000         746,250
                       Verio, Inc. 13.50% 2004.....................................    1,000,000       1,083,750
                       Vialog Corp. 12.75% 2001....................................    2,000,000       1,337,500
                       Viatel, Inc. zero coupon 2008(1)(3).........................      500,000         295,000
                                                                                                   -------------
                                                                                                      75,352,225
                                                                                                   -------------
                       MATERIALS -- 8.5%
                       Chemicals -- 2.5%
                       American Pacific Corp. 9.25% 2005...........................    2,000,000       2,055,000
                       NL Industries, Inc. 11.75% 2003.............................    4,095,000       4,381,650
                       Sterling Chemicals Holdings, Inc. zero coupon 2008(1).......      250,000          97,500
                       Sterling Chemicals, Inc. 11.75% 2006........................      750,000         643,125
                       Forest Products -- 1.5%
                       Ainsworth Lumber Ltd. 12.50% 2007(6)........................    1,750,000       1,741,250
                       Doman Industries Ltd. 8.75% 2004............................    1,750,000       1,299,375
                       Florida Coast Paper Co. LLC 12.75% 2005+(5).................    3,000,000       1,320,000

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 4.5%
                       Acme Metals, Inc. 12.50% 2002(5)............................  $ 1,727,000   $   1,642,809
                       GS Technologies Operating, Inc. 12.00% 2004.................    1,500,000       1,020,000
                       International Utility Structures 10.75% 2008................    1,750,000       1,653,750
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................    3,000,000       2,910,000
                       Renco Metals, Inc. 11.50% 2003..............................    1,500,000       1,567,500
                       Schuff Steel Co. 10.50% 2008................................    2,500,000       2,218,750
                       WCI Steel, Inc. 10.00% 2004.................................    2,250,000       2,261,250
                                                                                                   -------------
                                                                                                      24,811,959
                                                                                                   -------------
                       UTILITIES -- 2.0%
                       Telephone -- 2.0%
                       Celcaribe SA 13.50% 2004....................................    1,250,000       1,248,437
                       Primus Telecommunications Gr 11.25% 2009....................    4,250,000       4,260,625
                       USN Communications, Inc. zero coupon 2004(1)................    2,750,000         268,125
                                                                                                   -------------
                                                                                                       5,777,187
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $288,293,574).....................                  262,198,882
                                                                                                   -------------


                       COMMON STOCK -- 0.0%                                               SHARES
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Paging DO Brazil Holdings Co. LLC, Class B*(3)..............        1,594              16

                       Leisure & Tourism -- 0.0%
                       Capital Gaming International, Inc.+(3)......................          103               1
                                                                                                   -------------
                                                                                                              17
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       Intermedia Communications, Inc.+............................        2,436          33,806
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $219,470)..........................                       33,823
                                                                                                   -------------
                       PREFERRED STOCK -- 4.1%
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 2.7%
                       Broadcasting & Media -- 2.7%
                       Crown Castle International Corp. ...........................       25,000       2,618,750
                       CSC Holdings, Inc. Series M.................................       44,517       5,186,183
                                                                                                   -------------
                                                                                                       7,804,933
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.4%
                       Telecommunications -- 1.4%
                       Global Crossing Ltd.*(6)....................................       25,000       2,443,750
                       Intermedia Communications, Inc. convertible Series F
                         7.00%* ...................................................       60,000         877,500
                       IXC Communications, Inc. 7.00%*.............................       15,000         517,500
                       Omnipoint Corp. convertible 7.00%*..........................       14,000         420,000
                       Viatel, Inc., Series A convertible(3)(6)....................          263          28,930
                                                                                                   -------------
                                                                                                       4,287,680
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $12,339,947)....................                   12,092,613
                                                                                                   -------------

---------------------

                       WARRANTS -- 0.1%+                                              WARRANTS         VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Retail -- 0.0%
                       Electronic Retailing Systems International, Inc. 2/01/04....        1,500   $       3,750
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Transportation -- 0.0%
                       Ermis Maritime Holdings Ltd. 3/15/06(3).....................        1,364              14
                       Golden Ocean Group Ltd. 8/31/01(3)..........................        2,500           2,500
                                                                                                   -------------
                                                                                                           2,514
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Australis Holdings Property Ltd. 10/31/01*(3)...............        1,000               0
                       Cellnet Data Systems, Inc. 9/15/07*(3)......................        1,700          17,000
                       Knology Holdings, Inc. 10/15/07*............................        6,000          12,030
                       UIH Australia Pacific, Inc. 5/15/06(3)......................        1,000           1,000
                       Gaming -- 0.0%
                       Fitzgerald Gaming Corp. 3/15/99*(3).........................        2,000              20
                                                                                                   -------------
                                                                                                          30,050
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Computers & Business Equipment -- 0.0%
                       Diva Systems Corp. 3/01/08(3)...............................        9,750              98
                       Electronics -- 0.0%
                       Park N View, Inc.(3)........................................        3,000              30
                       Telecommunications -- 0.1%
                       Bell Technology Group Ltd. 5/01/05(3).......................        2,500              25
                       Clearnet Communications, Inc. 9/15/05.......................        3,300          13,200
                       DTI Holdings, Inc. 3/01/08*(3)..............................       18,750             187
                       International Wireless Communication Holdings, Inc.
                         8/15/07*(3)...............................................        3,750               0
                       KMC Telecom Holdings, Inc. 1/31/08*(3)......................        4,650          11,625
                       Occidente Y Caribe Celular SA 3/15/04*(3)...................        8,000          64,000
                       Poland Telecom Finance BV 12/01/07(3).......................        1,000              10
                       Primus Telecomm Group, Inc. 8/01/04(3)......................        1,000           6,250
                       Rythms Netconnections Inc. 5/15/08(3).......................        8,000          64,000
                       Splitrock Services, Inc. 7/15/08*(3)........................        2,250          22,500
                       Vialog Corp. 11/15/01(3)....................................        2,000          10,000
                                                                                                   -------------
                                                                                                         191,925
                                                                                                   -------------
                       TOTAL WARRANTS (cost $423,728)..............................                      228,239
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $301,276,719).............                  274,553,557
                                                                                                   -------------

                                                                                       PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.7%                                      AMOUNT
                       -----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.7%
                       Revlon Consumer Products Corp. 9.50% due 6/01/99............  $ 2,000,000       1,990,000
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $2,012,330)...............                    1,990,000
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 5.4%                                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 5.4%
                       Joint Repurchase Agreement Account (Note 3)
                         (cost $15,967,000)........................................  $15,967,000   $  15,967,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $319,256,049)                              99.8%                      292,510,557
                       Other assets less liabilities --                    0.2                           526,527
                                                                       -------                     -------------
                       NET ASSETS --                                     100.0%                    $ 293,037,084
                                                                       =======                     =============

              -----------------------------

               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers
              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
              (2) Variable rate security; rate as of January 31, 1999
              (3) Fair valued security; see Note 2
              (4) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants
              (5) Bond in default
              (6) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME
    PORTFOLIO                           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                                                                         PRINCIPAL
                                          BONDS & NOTES -- 90.5%                          AMOUNT            VALUE
                       ----------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.7%
                       Automotive -- 0.4%
                       Hayes Lemmerz International, Inc. 8.25% 2008*...............     $   495,000     $     497,475

                       Housing -- 1.2%
                       American Standard Cos., Inc. 7.38% 2008.....................         475,000           479,750
                       Building Materials Corp. America 8.00% 2008*................         375,000           375,000
                       Nortek, Inc 8.88% 2008*.....................................         545,000           551,812

                       Retail -- 2.1%
                       HMV Media Group PLC 10.88% 2008*............................         500,000           812,565
                       K Mart Funding Corp. 8.80% 2010.............................         660,000           695,158
                       Musicland Group Inc. 9.88% 2008 Series B....................         600,000           606,000
                       Musicland Group Inc. 9.00% 2003.............................         135,000           133,650
                       Southland Corp. 5.00% 2003..................................         240,000           211,200
                                                                                                        -------------
                                                                                                            4,362,610
                                                                                                        -------------
                       CONSUMER STAPLES -- 0.3%
                       Food, Beverage & Tobacco -- 0.3%
                       Smithfield Foods, Inc. 7.63% 2008*..........................         360,000           346,950
                                                                                                        -------------
                       ENERGY -- 3.4%
                       Energy Services -- 0.4%
                       EES Coke Battery, Inc. 9.38% 2007*..........................         175,000           169,419
                       R & B Falcon Corp. 9.50% 2008*..............................         265,000           266,325

                       Energy Sources -- 3.0%
                       Husky Oil Ltd. 8.90% 2008...................................         275,000           275,000
                       Oil Purchase Co. 7.10% 2002*................................         202,343           191,152
                       Pemex Petroleos Mex 9.50% 2027..............................       1,760,000         1,399,200
                       Petroleos Mexicanos 9.57% 2005*(1)..........................       1,270,000         1,111,250
                       Synder Oil Corp. 8.75% 2007.................................         590,000           595,900
                                                                                                        -------------
                                                                                                            4,008,246
                                                                                                        -------------
                       FINANCE -- 7.0%
                       Banks -- 2.7%
                       Banco Nacional De Desenvolvime 15.22% 2008*(1)..............       2,250,000         1,518,750
                       Central Bank Of Nigeria 5.09% 2010..........................       1,090,000           468,700
                       Central Bank Philippi 5.96% 2008............................       1,090,000           921,050
                       Western Financial Savings Bank 8.88% 2007...................         315,000           236,250

                       Financial Services -- 4.3%
                       Alps Series 96-1, Class D 12.75% 2006*......................         314,288           314,282
                       California FM Lease Trust 8.50% 2017*.......................         470,263           510,616
                       Cellco Finance NV 15.00% 2005*..............................         970,000           921,500
                       Dillon Read Structured Finance Corp. Series 1993 Class A
                         6.66% 2010................................................          86,352            81,467
                       Dillon Read Structured Finance Corp. Series 1994 Class A
                         7.60% 2007................................................         254,356           253,247
                       Dillon Read Structured Finance Corp. Series 1994 Class A
                         8.38% 2015................................................         625,000           640,231
                       Dillon Read Structured Finance Corp. Series 1994 Class A
                         9.35% 2019................................................         200,000           219,216
                       FMAC Loan Receivables Trust Series 1996 Class C 7.93%
                         2018*.....................................................         145,832           110,906
                       Fugi JGB Investment LLC Series A 9.87% 2049*................         400,000           276,780

                                                           ---------------------

                                                                                         PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                         AMOUNT            VALUE
                       ----------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Long Beach Acceptance Auto Grantor Trust Series 1997-1 Class
                         B 6.85% 2003..............................................     $   193,244     $     192,250
                       OHA Auto Grantor Trust 11.00% 2004* Series 1997 Class A.....         599,071           581,750
                       Pera Financial Services Co. 9.38% 2002......................         300,000           228,000
                       SB Treasury Co. 9.40% 2049*(1)..............................         355,000           330,150
                       Securitized Multiple Asset Series 1997-5 Class A1 7.72%
                         2005*.....................................................         498,954           324,423
                                                                                                        -------------
                                                                                                            8,129,568
                                                                                                        -------------
                       HEALTHCARE -- 3.3%
                       Health Services -- 3.3%
                       Columbia/HCA Healthcare Corp. 6.91% 2005....................         300,000           290,976
                       Columbia/HCA Healthcare Corp. 7.00% 2007....................         415,000           400,649
                       Columbia/HCA Healthcare Corp. 7.69% 2025....................       1,200,000         1,112,004
                       Fresenius Medical Care Capital Trust 7.88% 2008.............         435,000           436,088
                       Tenet Healthcare Corp. 8.63% 2007...........................       1,045,000         1,113,698
                       Vencor Operating, Inc. 9.88% 2005*..........................         730,000           525,600
                                                                                                        -------------
                                                                                                            3,879,015
                                                                                                        -------------
                       INDUSTRIAL & COMMERCIAL -- 3.3%
                       Aerospace & Military Technology -- 0.4%
                       Jet Equipment Trust 11.79% 2013*............................         300,000           396,649

                       Business Services -- 0.7%
                       Allied Waste North America 7.88% 2009*......................         150,000           154,875
                       Norcal Waste Systems, Inc. 13.50% 2005 Series B(1)..........         615,000           691,875

                       Machinery -- 0.2%
                       Axia, Inc. 10.75% 2008*.....................................         200,000           202,000

                       Multi-Industry -- 1.8%
                       Hutchison Whampoa Ltd 7.45% 2017*...........................       1,020,000           884,299
                       Reliance Industries Ltd 10.50% 2046.........................       1,550,000         1,238,295

                       Transportation -- 0.2%
                       American Commercial Lines LLC 10.25% 2008*..................         245,000           253,575
                                                                                                        -------------
                                                                                                            3,821,568
                                                                                                        -------------
                       INFORMATION & ENTERTAINMENT -- 9.4%
                       Broadcasting & Media -- 6.7%
                       @Entertainment, Inc. 14.50% 2009............................       1,900,000           741,000
                       Adelphia Communications Corp. 8.38% 2008....................         300,000           312,000
                       Adelphia Communications Corp. Series B 9.88% 2007...........          65,000            72,150
                       Adelphia Communications Corp. 7.50% 2004*...................         120,000           121,200
                       Chancellor Media Corp. 9.00% 2008*..........................         370,000           407,925
                       Chancellor Media Corp. 8.13% 2007...........................         450,000           468,000
                       CSC Holdings, Inc. 7.88% 2007...............................         535,000           578,276
                       CSC Holdings, Inc. 9.88% 2006...............................         415,000           453,388
                       Echostar DBS Corp. 9.38% 2009*..............................         550,000           565,125
                       Globalstar LP 11.38% 2004*..................................         315,000           240,975
                       Outdoor Systems, Inc. 8.88% 2007............................         690,000           745,200
                       RCN Corp. zero coupon 2007*(2)..............................       1,660,000           969,025
                       Rogers Cablesystems Ltd. 10.13% 2012........................         425,000           471,750
                       TV Azteca SA 10.13% 2004....................................       2,100,000         1,716,750

                       Entertainment Products -- 0.4%
                       Harrahs Operating, Inc. 7.88% 2005..........................         515,000           520,150

                       Leisure & Tourism -- 2.3%
                       Hilton Hotels Corp. 7.95% 2007..............................         610,000           647,192
                       HMH Properties, Inc 7.88% 2005..............................         810,000           793,800

---------------------

                                                                                         PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                         AMOUNT            VALUE
                       ----------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Park Place Entertainment Corp 7.88% 2005*...................     $   405,000     $     403,987
                       Station Casinos, Inc. 8.88% 2008*...........................         325,000           333,125
                       Station Casinos, Inc. 9.75% 2007............................          80,000            83,600
                       Station Casinos, Inc. 10.13% 2006...........................         355,000           374,525
                                                                                                        -------------
                                                                                                           11,019,143
                                                                                                        -------------
                       INFORMATION TECHNOLOGY -- 16.4%
                       Communication Equipment -- 0.3%
                       Metromedia Fiber Network, Inc. 10.00% 2008*.................         270,000           285,525

                       Computers & Business Equipment -- 0.4%
                       Corporate Express Holdings, Inc. 9.63% 2008 Series B........         450,000           407,250
                       Entex Information Services 12.50% 2006*.....................         145,000           100,050

                       Electronics -- 0.6%
                       Samsung Electronics America, Inc. 9.75% 2003*...............         745,000           738,213

                       Software -- 0.4%
                       PSINet Inc. 10.00% 2005.....................................         275,000           283,250
                       Wam-Net, Inc. zero coupon 2005(2)(3)........................         400,000           196,000

                       Telecommunications -- 14.7%
                       AMSC Co., Inc. 12.25% 2008*(3)..............................         415,000           227,212
                       Centennial Cellular Operating Co. 10.75% 2008*..............         240,000           253,200
                       CIA International de Telecommunicaciones 10.38% 2004*.......       3,680,000         2,502,400
                       Colt Telecom Group PLC 7.63% 2008...........................         980,000           584,538
                       Dobson Communications Corp. 11.75% 2007.....................         320,000           342,400
                       Dolphin Telecom PLC 11.50% 2008*(2).........................         850,000           365,500
                       Espirit Telecom Group PLC 10.88% 2008*......................         400,000           412,000
                       Global Crossing Ltd. 9.63% 2008.............................         620,000           655,650
                       Hermes Europe Railtel 11.50% 2007...........................         490,000           539,000
                       Intermedia Communications, Inc. zero coupon 2007(2) Series
                         B.........................................................       1,420,000           986,900
                       IXC Communications, Inc. 9.00% 2008*........................         275,000           273,625
                       Lenfest Communications, Inc. 7.63% 2008.....................         460,000           477,825
                       Lenfest Communications, Inc. 8.38% 2005*....................         265,000           288,850
                       Level 3 Communications, Inc. 9.13% 2008*....................         375,000           372,187
                       Nextel Communications, Inc. zero coupon 2007(2).............       1,700,000         1,160,250
                       Nextel Communications, Inc. zero coupon 2004(2).............         840,000           846,300
                       Nextlink Communications, Inc. zero coupon 2008*(2)..........         940,000           549,900
                       NTL Inc. zero coupon 2008*(2)...............................         550,000           384,313
                       NTL Inc. 10.75% 2008........................................         500,000           561,595
                       Onepoint Communications Corp. 14.50% 2008*(3)...............         370,000           193,325
                       Primus Telecom Group, Inc. 9.88% 2008*......................         415,000           388,025
                       Primus Telecom Group, Inc. 11.25% 2009......................         135,000           135,338
                       Qwest Communications International, Inc. zero coupon
                         2008*(2) Series B.........................................         225,000           175,219
                       Qwest Communications International, Inc. 10.88% 2007........         130,000           149,987
                       Qwest Communications International, Inc. zero coupon
                         2007*(2)(3)...............................................       1,210,000           968,000
                       Rhythms Netconnections, Inc. zero coupon 2008(2)(3).........       1,100,000           605,000
                       Rogers Cantel, Inc. 8.30% 2007..............................         750,000           768,750
                       Rogers Communications, Inc. 9.13% 2006......................          90,000            94,500
                       RSL Communications PLC zero coupon 2008(2)..................       1,650,000           528,648
                       RSL Communications PLC 12.25% 2006..........................          18,000            18,810
                       RSL Communications PLC 9.13% 2008*..........................         710,000           665,625
                       Transtel SA zero coupon 2008................................       3,200,000           502,400
                       Viatel, Inc. zero coupon 2008*(2)(3)........................         265,000           157,675
                                                                                                        -------------
                                                                                                           19,145,235
                                                                                                        -------------

                                                           ---------------------

                                                                                         PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                         AMOUNT            VALUE
                       ----------------------------------------------------------------------------------------------
                       MATERIALS -- 1.4%
                       Chemicals -- 0.7%
                       ISP Holdings, Inc. Class B 9.00% 2003.......................     $   800,000     $     844,000

                       Forest Products -- 0.2%
                       S.D. Warren Co., Class B 12.00% 2004........................         265,000           287,525

                       Metals & Minerals -- 0.5%
                       Impress Metal Packaging Holdings BV 9.88% 2007..............         300,000           194,633
                       Murrin Murrin Holdings Property Ltd. 9.38% 2007.............         360,000           324,000
                       NSM Steel Inc. 12.25% 2008*.................................         270,000            19,575
                                                                                                        -------------
                                                                                                            1,669,733
                                                                                                        -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 36.7%

                       Foreign Government -- 36.7%
                       Government of Russia 11.00% 2018............................       6,320,000         1,659,000
                       Jamaica Government Bonds 10.88% 2005*.......................         700,000           595,000
                       Kingdom of Jordan 6.00% 2023*(1)............................         833,000           483,140
                       Philippines Republic 9.88% 2019.............................       1,100,000         1,129,700
                       Republic of Argentina 6.19% 2005(1).........................       6,204,000         4,953,894
                       Republic of Argentina 8.75% 2002............................       1,440,000         1,111,680
                       Republic of Argentina 11.00% 2006...........................       1,500,000         1,365,000
                       Republic of Argentina 11.38% 2017...........................       4,300,000         3,913,000
                       Republic of Brazil 6.13% 2006...............................       2,697,600         1,591,584
                       Republic of Brazil 6.19% 2012...............................       1,030,000           453,200
                       Republic of Brazil 9.38% 2008...............................       9,960,000         6,474,000
                       Republic of Bulgaria 2.50% 2012(1)..........................       5,420,000         2,981,000
                       Republic of Bulgaria 6.69% 2024(1)..........................         450,000           309,375
                       Republic of Colombia 12.24% 2005............................       3,180,000         2,782,500
                       Republic of Ecuador 6.63% 2025..............................         720,000           351,000
                       Republic of Panama 4.00% 2016...............................         673,470           498,368
                       Republic of Panama 8.88% 2027*..............................         440,000           387,200
                       Republic of Peru 3.25% 2017*................................       1,980,000         1,002,375
                       Republic of Venezuela 5.94% 2007*(1)........................       1,714,280         1,015,711
                       Russia Federation Ministry of Finance 3.00% 2003*...........           1,000                70
                       Russia Interest Notes 6.97% 2015(1).........................             123                12
                       United Mexican States 8.63% 2008............................       4,790,000         4,370,875
                       United Mexican States 9.88% 2007............................       2,450,000         2,425,500
                       United Mexican States 11.38% 2016...........................       2,960,000         3,048,800
                                                                                                        -------------
                                                                                                           42,901,984
                                                                                                        -------------
                       REAL ESTATE -- 0.5%
                       Real Estate Companies -- 0.5%
                       CB Richards Ellis Services, Inc. 8.88% 2006.................         200,000           202,000
                       Glencore Nickel Property Ltd. 9.00% 2014....................         380,000           326,800
                                                                                                        -------------
                                                                                                              528,800
                                                                                                        -------------
                       UTILITIES -- 5.1%

                       Electric Utilities -- 2.7%
                       AES Corp. 8.50% 2007........................................         490,000           492,450
                       CMS Energy Corp. 7.50% 2009.................................         445,000           460,417
                       Empresa Nacional De Electricidad SA 7.75% 2008..............         840,000           791,549
                       Korea Electric Power Corp. 6.38% 2003.......................       1,500,000         1,316,985
                       Niagara Mohawk Power Corp. 7.75% 2008.......................         126,000           139,048

                       Electronics -- 0.2%
                       Samsung Electronics Ltd. 7.45% 2002*........................         255,000           235,832

                       Gas & Pipeline Utilities -- 0.3%
                       Ras Laffan Liquefied Natural Gas Co. 8.29% 2014*............         365,000           340,684

---------------------

                                                                                         PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                         AMOUNT            VALUE
                       ----------------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone -- 1.9%
                       American Cellular Corp. 10.50% 2008*........................     $   410,000     $     426,400
                       Flag Ltd. 8.25% 2008........................................         275,000           269,500
                       Iridium Capital Corp., Series A 13.00% 2005.................         450,000           409,500
                       Philippine Long Distance Telephone 7.85% 2007...............         650,000           559,000
                       PTC International Finance BV zero coupon 2007*(2)...........         800,000           576,000
                                                                                                        -------------
                                                                                                            6,017,365
                                                                                                        -------------
                       TOTAL BONDS & NOTES (cost $113,167,011).....................                       105,830,217
                                                                                                        -------------

                                          LOAN AGREEMENT -- 0.8%
                       ----------------------------------------------------------------------------------------------
                       LOAN AGREEMENT -- 0.8%
                       Foreign Government -- 0.8%
                       Gabon Loans 6.69% 2004 (Cost $1,826,786)....................       2,357,143           942,857
                                                                                                        -------------

                                         PREFERRED STOCK -- 0.7%                          SHARES
                       ----------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.3%
                       Broadcasting & Media -- 0.3%
                       Paxson Communications Corp. 9.75%*(5).......................               8            77,843
                       Paxon Communications Corp...................................              24           211,810
                                                                                                        -------------
                                                                                                              289,653
                       INFORMATION TECHNOLOGY -- 0.4%
                       Software -- 0.1%
                       Concentric Network Corp. convertible 13.50%(5)..............             212           187,885
                       Telecommunications -- 0.3%
                       IXC Communications, Inc. convertible 12.50%(4)..............             341           332,810
                       Viatel, Inc., Series A......................................             139            16,333
                                                                                                        -------------
                                                                                                              537,028
                                                                                                        -------------
                       TOTAL PREFERRED STOCK (cost $851,627).......................                           826,681
                                                                                                        -------------


                                            WARRANTS -- 0.0%+                            WARRANTS
                       ----------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Nokornthai Strip Ml Public Ltd. 2/01/08.....................         170,935             1,710
                                                                                                        -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Paxson Communications Corp. 6/30/2008.......................             256                 0
                                                                                                        -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Software -- 0.0%
                       Concentric Network Corp. 12/15/07...........................             175            29,750
                       Wam-Net, Inc. 3/01/05*......................................           1,200                12

                                                           ---------------------

                                           WARRANTS (CONTINUED)                          WARRANTS           VALUE
                       ----------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 0.0%
                       American Mobile Satellite Co. 4/01/08.......................             415     $       1,951
                       Onepoint Communications Corp. 6/01/08.......................             370               374
                       Rythms Netconnections, Inc. 5/15/08.........................           4,400             8,800
                                                                                                        -------------
                                                                                                               40,887
                                                                                                        -------------
                       TOTAL WARRANTS (cost $888)..................................                            42,597
                                                                                                        -------------
                       TOTAL INVESTMENT SECURITIES (cost $115,846,312).............                       107,642,352
                                                                                                        -------------
                                                                                         PRINCIPAL
                                      SHORT-TERM SECURITIES -- 2.6%                       AMOUNT
                       ----------------------------------------------------------------------------------------------
                       FOREIGN SHORT-TERM NOTES -- 2.6%
                       Export Import Bank Korea 6.50% due 10/06/99 Series B........     $ 1,800,000         1,779,480
                       Jamaica Government Bonds 12.00% due 7/19/99.................       1,000,000           970,000
                       Mosaic Re Ltd. 10.10% due 7/09/99(1) Class A................         300,000           304,050
                                                                                                        -------------
                       TOTAL SHORT-TERM SECURITIES (cost $3,042,771)...............                         3,053,530
                                                                                                        -------------

                                       REPURCHASE AGREEMENT -- 3.4%
                       ----------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 3.4%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 4.0% dated 01/29/99 to be repurchased 02/01/99 in the amount of $3,968,322 and collateralized by
                         $3,100,000 of U.S. Treasury Bonds, bearing interest at
                         11.125% due 8/15/14 and having an approximate aggregate
                         value of $4,049,911 (cost $3,967,000)@....................       3,967,000         3,967,000
                                                                                                        -------------
                       TOTAL INVESTMENTS --
                         (cost $122,856,083)                         98.0%                                114,662,882
                       Other assets less liabilities --               2.0                                   2,313,702
                                                                   ------                               -------------
                       NET ASSETS --                                100.0%                              $ 116,976,584
                                                                   ======                               =============

              -----------------------------

               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers
               @ The Security or a portion thereof represent collateral for the following open futures contracts:
              (1) Variable rate security; rate as of January 31, 1999
              (2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
              (3) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants
              (4) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security
              (5) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash

---------------------

  Allocation of investments as a percentage of net assets by country as of January 31, 1999:

United States...............................................  35.4%
Mexico......................................................  12.0%
Argentina...................................................  11.8%
Brazil......................................................   8.6%
Bulgaria....................................................   2.8%
Colombia....................................................   2.8%
South Korea.................................................   2.8%
Philippines.................................................   2.2%
Netherlands.................................................   1.9%
United Kingdom..............................................   1.9%
Canada......................................................   1.4%
Russia......................................................   1.4%
Jamaica.....................................................   1.3%
India.......................................................   1.1%
Peru........................................................   0.9%
Venezuela...................................................   0.9%
Gabon.......................................................   0.8%
Panama......................................................   0.8%
Cayman Island...............................................   0.7%
Chile.......................................................   0.7%
Australia...................................................   0.6%
Jordan......................................................   0.4%
Nigeria.....................................................   0.4%
Ecuador.....................................................   0.3%
Qatar.......................................................   0.3%
Bermuda.....................................................   0.2%
Turkey......................................................   0.2%
                                                              ----
                                                              94.6%
                                                              ====

                                        OPEN FUTURES CONTRACTS
         ------------------------------------------------------------------------------------
         NUMBER OF                 EXPIRATION    VALUE AT       VALUE AS OF       UNREALIZED
         CONTRACTS   DESCRIPTION      DATE      TRADE DATE    JANUARY 31, 1999   DEPRECIATION
         ------------------------------------------------------------------------------------
         8 Short     Long Gilt     March 1999   $1,522,688      $1,580,505        ($57,817 )
                                                                                   ========

                       OPEN FORWARD FOREIGN CURRENCY CONTRACTS
         -------------------------------------------------------------------
             CONTRACT                IN           DELIVERY  GROSS UNREALIZED
            TO DELIVER          EXCHANGE FOR        DATE      APPRECIATION
         -------------------------------------------------------------------
         EUR       175,000   USD        202,843    4/13/99      $ 3,144
         EUR       275,000   USD        320,238    4/26/99        6,208
         EUR       560,000   USD        649,992    4/27/99       10,479
         EUR       150,000   USD        171,885    4/27/99          586
                                                                --------
                                                                $20,417
                                                                --------

                                                            GROSS UNREALIZED
                                                              DEPRECIATION
         -------------------------------------------------------------------
         GBP       680,000   USD      1,117,900     3/3/99         (262)
         GBP       160,000   USD        262,664     3/3/99         (433)
                                                                --------
                                                                   (695)
                                                                --------
                  Net Unrealized Appreciation.............      $19,722
                                                                ========

       ----------------------

       EUR - Euro Dollar
       GBP - Pound Sterling
       USD - United States Dollar

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED
    PORTFOLIO                           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                       COMMON STOCK -- 61.5%                                           SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 8.2%
                       Apparel & Textiles -- 0.4%
                       Gucci Group NV..............................................       12,000   $    825,750

                       Automotive -- 2.4%
                       Daimler Chrysler AG.........................................       15,000      1,553,437
                       Ford Motor Co. .............................................       30,000      1,843,125
                       General Motors Corp. .......................................       13,000      1,166,750

                       Housing -- 1.1%
                       Champion Enterprises, Inc.+.................................       15,000        350,625
                       Home Depot, Inc. ...........................................       30,000      1,811,250

                       Retail -- 4.3%
                       CVS Corp. ..................................................       26,000      1,423,500
                       Dayton Hudson Corp. ........................................       20,000      1,275,000
                       Gap, Inc. ..................................................       34,500      2,214,469
                       Wal-Mart Stores, Inc. ......................................       40,000      3,440,000
                                                                                                   -------------
                                                                                                     15,903,906
                                                                                                   -------------
                       CONSUMER STAPLES -- 1.1%
                       Food, Beverage & Tobacco -- 1.1%
                       Philip Morris Cos., Inc. ...................................       45,700      2,147,900
                                                                                                   -------------
                       ENERGY -- 3.1%
                       Energy Services -- 0.7%
                       Halliburton Co. ............................................       20,000        593,750
                       Schlumberger Ltd. ..........................................       15,000        714,375

                       Energy Sources -- 2.4%
                       Burlington Resources, Inc. .................................       25,000        756,250
                       Chevron Corp. ..............................................       15,000      1,121,250
                       Mobil Corp. ................................................       20,000      1,753,750
                       Royal Dutch Petroleum Co....................................       25,800      1,033,612
                                                                                                   -------------
                                                                                                      5,972,987
                                                                                                   -------------
                       FINANCE -- 11.1%
                       Banks -- 4.4%
                       Bank of New York Co., Inc. .................................       30,000      1,065,000
                       Chase Manhattan Corp. ......................................       30,000      2,308,125
                       First Union Corp. ..........................................       35,000      1,841,875
                       Mellon Bank Corp. ..........................................       15,000      1,005,000
                       Summit Bancorp..............................................       60,000      2,448,750

                       Financial Services -- 6.1%
                       American Express Co. .......................................       20,000      2,057,500
                       Associates First Capital Corp., Class A.....................       30,000      1,216,875
                       Capital One Financial Corp. ................................       15,000      1,985,625
                       Citigroup, Inc. ............................................       37,500      2,102,344
                       Federal Home Loan Mortgage Corp. ...........................       20,000      1,240,000
                       PaineWebber Group, Inc. ....................................       10,000        371,875

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Providian Financial Corp. ..................................       25,500   $  2,570,718
                       ReliaStar Financial Corp. ..................................        9,300        385,369

                       Insurance -- 0.6%
                       American General Corp. .....................................       15,000      1,069,688
                                                                                                   -------------
                                                                                                     21,668,744
                                                                                                   -------------
                       HEALTHCARE -- 7.5%
                       Drugs -- 4.7%
                       Bristol-Myers Squibb Co. ...................................        5,000        640,938
                       Merck & Co., Inc. ..........................................       15,000      2,201,250
                       Pfizer, Inc. ...............................................       25,000      3,215,625
                       Schering-Plough Corp. ......................................       30,000      1,635,000
                       Warner-Lambert Co. .........................................       20,000      1,443,750

                       Medical Products -- 2.8%
                       Amgen, Inc.+................................................       10,000      1,278,125
                       Biogen, Inc.+...............................................        7,500        736,875
                       Genzyme Corp.+..............................................       15,000        817,500
                       Genzyme Molecular Oncology+.................................            1              2
                       Johnson & Johnson Co. ......................................       31,000      2,635,000
                                                                                                   -------------
                                                                                                     14,604,065
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 2.9%
                       Aerospace & Military Technology -- 0.8%
                       United Technologies Corp. ..................................       13,000      1,552,688

                       Electrical Equipment -- 1.9%
                       General Electric Co. .......................................       35,000      3,670,625

                       Transportation -- 0.2%
                       Burlington Northern Santa Fe Corp. .........................       15,000        519,375
                                                                                                   -------------
                                                                                                      5,742,688
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 3.4%
                       Broadcasting & Media -- 2.8%
                       CBS Corp....................................................       40,000      1,360,000
                       Clear Channel Communications, Inc.+.........................       25,000      1,546,875
                       Infinity Broadcasting Corp., Class A........................       16,000        443,000
                       Time Warner, Inc. ..........................................       35,000      2,187,500

                       Entertainment Products -- 0.2%
                       Oakley, Inc.+...............................................       47,000        378,937

                       Leisure & Tourism -- 0.4%
                       Carnival Corp., Class A.....................................       16,000        785,000
                                                                                                   -------------
                                                                                                      6,701,312
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 18.4%
                       Computers & Business Equipment -- 9.6%
                       Cisco Systems, Inc.+........................................       36,000      4,016,250
                       Dell Computer Corp.+........................................       35,000      3,500,000
                       EMC Corp.+..................................................       25,000      2,721,875
                       Hewlett-Packard Co. ........................................       25,000      1,959,375
                       International Business Machines Corp. ......................       22,950      4,205,587
                       Sun Microsystems, Inc.+.....................................       20,000      2,235,000

                       Electronics -- 4.2%
                       Intel Corp. ................................................       30,000      4,228,125
                       Motorola, Inc. .............................................       20,000      1,445,000
                       Texas Instruments, Inc. ....................................       25,000      2,471,875

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software -- 2.2%
                       Microsoft Corp.+............................................       25,000   $  4,375,000

                       Telecommunications -- 2.4%
                       Comcast Corp., Class A......................................       40,000      2,719,375
                       Lucent Technologies, Inc. ..................................       17,000      1,913,563
                                                                                                   -------------
                                                                                                     35,791,025
                                                                                                   -------------
                       MATERIALS -- 0.8%
                       Chemicals -- 0.4%
                       (E.I.) du Pont de Nemours & Co. ............................       15,000        767,813

                       Forest Products -- 0.4%
                       Weyerhaeuser Co. ...........................................       15,000        811,875
                                                                                                   -------------
                                                                                                      1,579,688
                                                                                                   -------------
                       UTILITIES -- 5.0%
                       Electric Utilities -- 0.3%
                       PECO Energy Co. ............................................       15,000        572,812

                       Gas & Pipeline Utilities -- 0.7%
                       Enron Corp. ................................................       20,000      1,320,000

                       Telephone -- 4.0%
                       AT&T Corp. .................................................       45,000      4,083,750
                       MCI WorldCom, Inc.+.........................................       47,000      3,748,250
                                                                                                   -------------
                                                                                                      9,724,812
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $90,862,715).......................                 119,837,127
                                                                                                   -------------

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 28.6%                       AMOUNT
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.4%
                       Automotive -- 0.4%
                       Chrysler Corp. 7.45% 2027...................................  $   750,000        879,037
                                                                                                   -------------
                       FINANCE -- 1.9%
                       Financial Services -- 1.9%
                       CS First Boston Mortgage Securities Corp. 6.48% 2008........    2,500,000      2,597,656
                       Morgan Stanley, Dean Witter & Co. 6.88% 2007................    1,000,000      1,062,380
                                                                                                   -------------
                                                                                                      3,660,036
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.5%
                       Electronics -- 0.5%
                       Texas Instruments, Inc. 6.13% 2006..........................    1,000,000      1,017,560
                                                                                                   -------------
                       U.S. GOVERNMENT & AGENCIES -- 25.8%
                       Federal National Mortgage Association -- 2.2%
                       5.75% 2003..................................................    3,385,000      3,481,777
                       5.75% 2008..................................................      750,000        778,005

                       Overseas Private Investment Corp. -- 2.4%
                       6.99% 2009..................................................    4,435,000      4,684,247

                       Small Business Administration -- 1.0%
                       6.30% 2018..................................................    1,949,780      1,996,088

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       U.S. Treasury Bonds & Notes -- 20.2%
                       4.25% due 2003..............................................  $ 7,000,000   $  6,915,790
                       4.63% due 2000..............................................   16,000,000     16,000,000
                       4.75% due 2008..............................................    5,500,000      5,543,835
                       5.25% due 2028..............................................    5,600,000      5,737,368
                       5.63% due 2001..............................................    5,000,000      5,112,500
                                                                                                   -------------
                                                                                                     50,249,610
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $55,368,863)......................                  55,806,243
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $146,231,578).............                 175,643,370
                                                                                                   -------------

                       REPURCHASE AGREEMENT -- 9.1%
                       -----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 9.1%
                       Joint Repurchase Agreement Account (Note 3)
                         (cost $17,738,000)........................................   17,738,000     17,738,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $163,969,578)                             99.2%                      193,381,370
                       Other assets less liabilities --                   0.8                         1,496,429
                                                                       ------                     -------------
                       NET ASSETS --                                    100.0%                     $194,877,799
                                                                       ======                     =============

              -----------------------------

              + Non-income producing securities

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO          INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                       COMMON STOCK -- 50.1%                                           SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.2%
                       Automotive -- 1.1%
                       Ford Motor Co. .............................................        4,000   $    245,750
                       TRW, Inc. ..................................................       13,500        648,844
                       Volvo AB, Class B ADR.......................................       25,000        675,000

                       Housing -- 0.2%
                       Home Depot, Inc. ...........................................        6,100        368,287

                       Retail -- 2.9%
                       American Stores Co. ........................................       20,500        743,125
                       CVS Corp. ..................................................        6,700        366,825
                       Dayton Hudson Corp. ........................................       17,500      1,115,625
                       Fred Meyer, Inc.+...........................................       21,890      1,368,125
                       Rite Aid Corp. .............................................       12,600        618,975
                                                                                                   -------------
                                                                                                      6,150,556
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.7%
                       Food, Beverage & Tobacco -- 4.5%
                       Anheuser-Busch Cos., Inc. ..................................       13,100        926,006
                       Archer-Daniels-Midland Co. .................................       46,000        695,750
                       General Mills, Inc. ........................................        8,500        713,469
                       Hershey Foods Corp. ........................................       11,300        635,625
                       Hormel Foods Corp. .........................................        9,000        316,687
                       Kimberly-Clark Corp. .......................................       14,000        697,375
                       Nestle SA registered+.......................................          420        770,084
                       PepsiCo, Inc. ..............................................       12,000        468,750
                       Philip Morris Cos., Inc.....................................       25,800      1,212,600

                       Household Products -- 0.2%
                       Gillette Co. ...............................................        5,500        323,125
                                                                                                   -------------
                                                                                                      6,759,471
                                                                                                   -------------
                       ENERGY -- 4.3%
                       Energy Services -- 1.1%
                       Coastal Corp. ..............................................       35,500      1,058,344
                       Schlumberger Ltd. ..........................................       11,600        552,450

                       Energy Sources -- 3.2%
                       BP Amoco PLC. ADR...........................................       22,975      1,863,847
                       Conoco, Inc., Class A+......................................       15,000        299,063
                       Exxon Corp. ................................................        6,000        422,625
                       Mobil Corp. ................................................       10,200        894,412
                       Texaco, Inc. ...............................................       11,000        521,125
                       Unocal Corp. ...............................................       20,000        570,000
                                                                                                   -------------
                                                                                                      6,181,866
                                                                                                   -------------
                       FINANCE -- 11.8%
                       Banks -- 2.3%
                       Bank of New York Co., Inc. .................................        6,000        213,000
                       Bank One Corp. .............................................        8,170        427,904
                       BankAmerica Corp. ..........................................        6,526        436,426
                       ING Groep N.V. .............................................       16,000        947,000
                       Mellon Bank Corp. ..........................................       12,800        857,600

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       U.S. Bancorp................................................       15,000   $    505,313

                       Financial Services -- 5.2%
                       American Express Co. .......................................       12,000      1,234,500
                       Associates First Capital Corp., Class A.....................       21,500        872,094
                       Citigroup, Inc. ............................................       20,800      1,166,100
                       Edwards (A.G.), Inc. .......................................       18,500        626,687
                       Federal Home Loan Mortgage Corp. ...........................       15,200        942,400
                       Morgan Stanley, Dean Witter & Co. ..........................       11,300        980,981
                       ReliaStar Financial Corp. ..................................        7,000        290,063
                       Transamerica Corp. .........................................       15,000        840,000
                       Wells Fargo Co. ............................................       19,000        663,812

                       Insurance -- 4.3%
                       Allstate Corp. .............................................       10,400        390,650
                       Chubb Corp. ................................................        5,500        323,125
                       CIGNA Corp. ................................................        3,000        247,125
                       Equitable Cos., Inc. .......................................       30,700      2,141,325
                       Hartford Financial Services, Inc. ..........................       11,900        618,056
                       Jefferson Pilot Corp. ......................................        6,000        454,500
                       Lincoln National Corp. .....................................       17,500      1,457,969
                       UNUM Corp. .................................................        8,900        537,894
                                                                                                   -------------
                                                                                                     17,174,524
                                                                                                   -------------
                       HEALTHCARE -- 3.7%
                       Drugs -- 3.2%
                       American Home Products Corp. ...............................       15,000        880,313
                       Bristol-Myers Squibb Co. ...................................        8,600      1,102,413
                       Cardinal Health, Inc., Class A..............................        3,850        284,659
                       Glaxo Wellcome PLC ADR......................................       13,300        902,738
                       Pfizer, Inc. ...............................................        1,000        128,625
                       Schering-Plough Corp. ......................................        5,800        316,100
                       SmithKline Beecham PLC ADR..................................       14,500        983,281

                       Health Services -- 0.3%
                       Columbia/HCA Healthcare Corp. ..............................       28,000        507,500

                       Medical Products -- 0.2%
                       Baxter International, Inc. .................................        4,400        312,125
                                                                                                   -------------
                                                                                                      5,417,754
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 3.6%
                       Aerospace & Military Technology -- 1.7%
                       Allied Signal, Inc. ........................................       22,000        858,000
                       General Dynamics Corp. .....................................       10,300        598,688
                       Raytheon Co., Class A.......................................       13,000        724,750
                       United Technologies Corp. ..................................        2,000        238,875

                       Business Services -- 0.4%
                       ServiceMaster Co. ..........................................       12,500        238,281
                       Waste Management, Inc. .....................................        6,900        344,569

                       Electrical Equipment -- 0.2%
                       General Electric Co. .......................................        3,000        314,625

                       Machinery -- 0.3%
                       Illinois Tool Works, Inc. ..................................        6,700        404,094

                       Multi-Industry -- 0.2%
                       Tyco International Ltd. ....................................        3,700        285,131

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 0.8%
                       Burlington Northern Santa Fe Corp. .........................        9,200   $    318,550
                       Canadian National Railway Co. ..............................        9,000        481,500
                       Norfolk Southern Corp. .....................................       16,500        454,781
                                                                                                   -------------
                                                                                                      5,261,844
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 3.4%
                       Broadcasting & Media -- 1.9%
                       CBS Corp.+..................................................        7,200        244,800
                       Gannett Co., Inc. ..........................................        6,000        394,875
                       MediaOne Group, Inc.+.......................................        7,400        414,863
                       New York Times Co., Class A.................................       12,000        411,750
                       Time Warner, Inc. ..........................................       20,000      1,250,000

                       Entertainment Products -- 0.2%
                       Eastman Kodak Co. ..........................................        5,400        353,025

                       Leisure & Tourism -- 1.3%
                       The Walt Disney Co. ........................................       10,000        330,000
                       McDonald's Corp. ...........................................       14,900      1,174,306
                       MGM Grand, Inc.+............................................       10,000        304,375
                                                                                                   -------------
                                                                                                      4,877,994
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 3.7%
                       Communication Equipment -- 0.2%
                       Alcatel Alsthom ADR.........................................       10,000        230,000

                       Computers & Business Equipment -- 1.8%
                       Hewlett-Packard Co. ........................................        3,700        289,987
                       International Business Machines Corp. ......................        4,900        897,925
                       Staples, Inc.+..............................................       23,550        674,119
                       Xerox Corp. ................................................        5,900        731,600

                       Electronics -- 0.7%
                       Emerson Electric Co. .......................................       14,000        814,625
                       Motorola, Inc. .............................................        3,700        267,325

                       Telecommunications -- 1.0%
                       AirTouch Communications, Inc.+..............................        3,000        289,688
                       ALLTEL Corp. ...............................................        7,000        451,937
                       Liberty Media Group, Series A+..............................        4,450        238,075
                       Telephone & Data Systems, Inc. .............................        9,000        479,250
                                                                                                   -------------
                                                                                                      5,364,531
                                                                                                   -------------
                       MATERIALS -- 2.4%
                       Chemicals -- 0.6%
                       Akzo Nobel NV...............................................       15,000        600,204
                       du Pont (E.I.) de Nemours & Co. ............................        6,500        332,719

                       Forest Products -- 1.3%
                       Bowater, Inc. ..............................................       12,000        468,750
                       Champion International Corp. ...............................       15,000        525,938
                       Weyerhaeuser Co. ...........................................       15,900        860,587

                       Metals & Minerals -- 0.5%
                       Alcoa, Inc. ................................................        8,500        710,812
                                                                                                   -------------
                                                                                                      3,499,010
                                                                                                   -------------
                       REAL ESTATE -- 0.2%
                       Real Estate Investment Trusts -- 0.2%
                       TriNet Corporate Realty Trust, Inc. ........................       13,500        359,437
                                                                                                   -------------

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 8.1%
                       Electric Utilities -- 2.6%
                       Carolina Power & Light Co. .................................       17,500   $    728,437
                       CMS Energy Corp. ...........................................        8,500        363,906
                       DPL, Inc. ..................................................       15,000        284,063
                       GPU, Inc. ..................................................       13,000        554,125
                       PECO Energy Co. ............................................       11,000        420,063
                       Pinnacle West Capital Corp. ................................       17,000        680,000
                       Sierra Pacific Resources Co. ...............................        8,000        296,000
                       Southern Co. ...............................................       17,000        457,937

                       Gas & Pipeline Utilities -- 1.1%
                       Columbia Gas Energy Group, Inc. ............................       13,000        672,750
                       Eastern Enterprises.........................................        9,000        362,250
                       UGI Corp. ..................................................       10,000        219,375
                       Washington Gas Light Co. ...................................       10,000        240,000

                       Telephone -- 4.4%
                       AT&T Corp. .................................................        8,500        771,375
                       Bell Atlantic Corp. ........................................        9,000        540,000
                       BellSouth Corp. ............................................       15,400        687,225
                       GTE Corp. ..................................................       30,500      2,058,750
                       SBC Communications, Inc. ...................................       24,100      1,301,400
                       Sprint Corp. ...............................................       13,500      1,127,250
                                                                                                   -------------
                                                                                                     11,764,906
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $70,361,242).......................                  72,811,893
                                                                                                   -------------

                       PREFERRED STOCK 1.7%
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.9%
                       Financial Services -- 0.5%
                       Newell Financial Trust I 5.25%..............................       13,500        722,250

                       Insurance -- 0.4%
                       Lincoln National Corp. 7.75% ...............................       23,000        573,563
                                                                                                   -------------
                                                                                                      1,295,813
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       Transportation -- 0.4%
                       Union Pacific Capital Trust 6.25%...........................       12,500        609,375
                       UTILITIES -- 0.4%
                       Electric Utilities -- 0.4%
                       Texas Utilities Co. 9.25%...................................       10,000        553,750
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $2,443,538).....................                   2,458,938
                                                                                                   -------------
                                                                                      PRINCIPAL
                       BONDS & NOTES -- 39.5%                                          AMOUNT
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.6%
                       Automotive -- 1.4%
                       Federal Mogul Corp. 7.75% 2006..............................  $ 2,000,000      2,032,300

                       Retail -- 0.2%
                       Fred Meyer, Inc. 7.45% 2008.................................      325,000        356,304
                                                                                                   -------------
                                                                                                      2,388,604
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 8.4%
                       Banks -- 1.4%
                       Providian National Bank 6.65% 2004..........................  $ 1,000,000   $  1,001,250
                       Riggs National Corp. 9.65% 2009.............................      550,000        627,627
                       SB Treasury Co. LLC 9.40% 2008*(1)..........................      390,000        362,700

                       Financial Services -- 7.0%
                       AT&T Capital Corp. 6.75% 2002...............................      500,000        499,750
                       Aesop Funding II LLC 6.40% 2003*............................      600,000        615,390
                       Aristar, Inc. 5.85% 2004....................................    1,000,000      1,000,886
                       Bell Atlantic Financial Services Inc. 4.25% 2005*...........      400,000        461,000
                       Capita Equipment Receivables Corp Trust 6.45% 2002..........      360,000        365,789
                       Copelco Capital Funding Corp. 5.78% 2001....................      750,000        754,185
                       CS First Boston Mortgage Securities Corp. 7.18% 2027........      271,799        280,912
                       Fleetwood Credit Grantor Trust 6.90% 2012...................       49,742         50,855
                       Ford Motor Credit Co. 5.80% 2009............................    1,000,000      1,003,490
                       Midland Funding Corp. 11 13.25% 2006........................      100,000        128,025
                       Natexis Ambs Co. LLC 8.44% 2049*(1).........................    1,000,000        944,259
                       Residential Asset Securitization Trust 8.00% 2026...........       30,982         31,046
                       Residential Funding Mortgage Securities 7.25% 2026..........      290,402        293,224
                       RGS Aegco Funding Corp. 9.81% 2022..........................      999,348      1,327,784
                       Structured Asset Securities Corp. 6.95% 2007................      140,000        148,456
                       Structured Asset Securities Corp. 7.00% 2026................      300,000        310,422
                       TCI Communications Financing III 9.65% 2027.................    1,000,000      1,271,150
                       Triangle Funding Ltd. 6.88% 2004*...........................      750,000        747,305
                                                                                                   -------------
                                                                                                     12,225,505
                                                                                                   -------------
                       HEALTHCARE -- 0.6%
                       Health Services -- 0.3%
                       Tenet Healthcare Corp. 8.13% 2008*..........................      500,000        518,010

                       Medical Products -- 0.3%
                       Boston Scientific Corp. 6.63% 2005..........................      425,000        409,832
                                                                                                   -------------
                                                                                                        927,842
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Transportation -- 0.0%
                       Compania Sud Americana de Vapores SA 7.38% 2003.............       50,000         44,430
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 1.4%
                       Broadcasting & Media -- 0.7%
                       Continental Cablevision, Inc. 11.00% 2007...................    1,000,000      1,071,040

                       Leisure & Tourism -- 0.7%
                       Continental Airlines Pass Through Trust 6.55% 2020..........    1,000,000      1,006,853
                                                                                                   -------------
                                                                                                      2,077,893
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.3%
                       Computers & Business Equipment -- 0.3%
                       Xerox Corp. zero coupon 2018................................      600,000        374,250
                                                                                                   -------------
                       U.S. GOVERNMENT & AGENCIES -- 24.3%
                       U.S. Government & Agencies -- 24.3%
                       Government National Mortgage Association 7.00% 2027.........    2,060,000      2,110,202
                       Government National Mortgage Association 7.50% 2026.........    1,616,000      1,669,021
                       United States Treasury Bonds 5.25% 2003-2028................   11,662,000     11,951,549
                       United States Treasury Bonds 6.38% 2027.....................    1,000,000      1,157,500
                       United States Treasury Notes 4.25% 2003.....................    8,000,000      7,903,760
                       United States Treasury Notes 4.63% 2000.....................      250,000        250,000

---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES (CONTINUED)                                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       U.S. Government & Agencies (Continued)
                       United States Treasury Notes 5.63% 2008.....................  $ 1,544,000   $  1,646,290
                       Government National Mortgage Association 6.50%
                         2023 -- 2028..............................................    4,297,301      4,346,842
                       United States Treasury Notes 5.50% 2003.....................    3,615,000      3,737,585
                       United States Treasury Notes 6.88% 2000.....................      450,000        461,038
                                                                                                   -------------
                                                                                                     35,233,787
                                                                                                   -------------
                       UTILITIES -- 2.9%
                       Electric Utilities -- 2.1%
                       CMS Energy Corp. 6.75% 2004.................................    1,000,000      1,000,000
                       Niagara Mohawk Power Corp. 7.25% 2002.......................    1,000,000      1,029,620
                       Toledo Edison Co. 7.88% 2004................................    1,000,000      1,044,220

                       Gas & Pipeline Utilities -- 0.8%
                       Tennessee Gas Pipeline Co. 7.63% 2037.......................      500,000        559,375
                       Texas Gas Transmission Corp. 7.25% 2027.....................      550,000        578,936
                                                                                                   -------------
                                                                                                      4,212,151
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $57,097,409)......................                  57,484,462
                                                                                                   -------------


                       RIGHTS -- 0.0%+                                                 RIGHTS
                       -----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       United Mexican States 6/30/03(2)............................      461,000              0
                                                                                                   -------------

                       WARRANTS -- 0.0%+                                              WARRANTS
                       -----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
                       Foreign Government -- 0.0%
                       Republic of Venezuela 4/15/20(2)............................          535              0
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $129,902,189).............                 132,755,293
                                                                                                   -------------

                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 11.9%                   AMOUNT
                       -----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 6.4%
                       Student Loan Marketing Discount Note 4.62% due 2/01/99......  $ 9,300,000      9,300,000
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                       SHORT-TERM SECURITIES (CONTINUED)                               AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS -- 5.5%
                       Federal Home Loan Bank Consolidated Discount Note 4.73% due
                         2/05/99...................................................  $ 5,200,000   $  5,197,267
                       Federal Home Loan Mortgage Discount Notes 4.71% due
                         2/10/99...................................................    2,800,000      2,796,703
                                                                                                   -------------
                                                                                                      7,993,970
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $17,293,970)..............                  17,293,970
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $147,196,159)                        103.2%                                       150,049,263
                       Liabilities in excess of other assets --      (3.2)                                        (4,717,195)
                                                                    ------                                     -------------
                       NET ASSETS --                                100.0%                                     $ 145,332,068
                                                                    ======                                     =============

              -----------------------------

               +  Non-income producing securities
               * Resale restricted to qualified institutional buyers ADR -- American Depository Receipt
              (1) Variable rate security; rate as of January 31, 1999
              (2) Fair valued security; see Note 2

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION PORTFOLIO          INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                       COMMON STOCK -- 59.8%                                           SHARES             VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.3%
                       Automotive -- 3.7%
                       General Motors Corp. .......................................      154,900      $  13,902,275
                       General Motors Corp., Class H...............................      130,700          6,436,975
                       Goodyear Tire & Rubber Co. .................................        5,000            245,000
                       Lear Corp.+.................................................        3,200            126,000
                       Magna International, Inc., Class A..........................       23,500          1,395,313
                       Volvo AB ADR................................................      178,400          4,816,800
                       Retail -- 1.6%
                       Federated Department Stores, Inc.+..........................      119,400          4,992,413
                       Sears, Roebuck & Co. .......................................      169,900          6,817,237
                                                                                                      -------------
                                                                                                         38,732,013
                                                                                                      -------------
                       CONSUMER STAPLES -- 3.8%
                       Food, Beverage & Tobacco -- 3.8%
                       Archer-Daniels-Midland Co. .................................      485,000          7,335,625
                       Philip Morris Cos., Inc. ...................................      263,500         12,384,500
                       RJR Nabisco Holdings Corp. .................................      276,900          7,476,300
                                                                                                      -------------
                                                                                                         27,196,425
                                                                                                      -------------
                       ENERGY -- 7.3%
                       Energy Services -- 1.9%
                       Baker Hughes, Inc. .........................................      324,000          5,467,500
                       Tosco Corp. ................................................      139,100          3,025,425
                       Transocean Offshore, Inc. ..................................      199,100          5,089,494
                       Energy Sources -- 5.4%
                       Atlantic Richfield Co. .....................................      148,000          8,491,500
                       Elf Aquitaine SA ADR........................................       99,800          5,451,575
                       Exxon Corp. ................................................      106,200          7,480,462
                       Occidental Petroleum Corp. .................................      228,400          3,440,275
                       Royal Dutch Petroleum Co. ..................................      199,700          8,000,481
                       Texaco, Inc. ...............................................       84,300          3,993,713
                       USX-Marathon Group, Inc. ...................................      106,500          2,422,875
                                                                                                      -------------
                                                                                                         52,863,300
                                                                                                      -------------
                       FINANCE -- 16.1%
                       Banks -- 6.0%
                       Bank One Corp. .............................................      237,800         12,454,775
                       BankAmerica Corp. ..........................................      184,700         12,351,812
                       Chase Manhattan Corp. ......................................      100,900          7,762,994
                       First Union Corp. ..........................................      201,500         10,603,938
                       Financial Services -- 2.4%
                       CIT Group, Inc., Class A....................................      243,200          7,752,000
                       Dun & Bradstreet Corp. .....................................      161,100          4,913,550
                       Torchmark, Inc. ............................................       69,800          2,290,312
                       Wells Fargo Co. ............................................       63,700          2,225,519
                       Insurance -- 7.7%
                       Aetna, Inc. ................................................      154,500         13,924,312
                       Allstate Corp. .............................................      227,000          8,526,688
                       CIGNA Corp. ................................................       99,600          8,204,550

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES             VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Hartford Financial Services Group, Inc. ....................      191,100      $   9,925,256
                       Loews Corp. ................................................      121,900         10,262,456
                       Provident Cos., Inc. .......................................      118,000          5,059,250
                                                                                                      -------------
                                                                                                        116,257,412
                                                                                                      -------------
                       HEALTHCARE -- 2.8%
                       Drugs -- 0.9%
                       American Home Products Corp. ...............................      105,200          6,173,925
                       Health Services -- 1.6%
                       Columbia/HCA Healthcare Corp. ..............................      184,500          3,344,062
                       Tenet Healthcare Corp.+.....................................      403,700          8,376,775
                       Medical Products -- 0.3%
                       Baxter International, Inc. .................................       35,700          2,532,469
                                                                                                      -------------
                                                                                                         20,427,231
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 7.2%
                       Aerospace & Military Technology -- 3.4%
                       Lockheed Martin Corp. ......................................      228,800          8,065,200
                       Northrop Grumman Corp. .....................................      105,200          5,996,400
                       Raytheon Co., Class A.......................................      183,700         10,241,275
                       Business Services -- 2.0%
                       Browning-Ferris Industries, Inc. ...........................      240,800          6,622,000
                       First Data Corp. ...........................................       89,700          3,436,631
                       Waste Management, Inc. .....................................       86,300          4,309,606
                       Machinery -- 0.7%
                       Federal-Mogul Corp. ........................................       91,500          5,421,375
                       Multi-Industry -- 0.6%
                       Corning, Inc. ..............................................       88,800          4,329,000
                       Transportation -- 0.5%
                       Burlington Northern Santa Fe Corp. .........................      114,800          3,974,950
                                                                                                      -------------
                                                                                                         52,396,437
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 5.2%
                       Broadcasting & Media -- 0.8%
                       New York Times Co., Class A.................................      171,400          5,881,163
                       Entertainment Products -- 2.0%
                       Hasbro, Inc. ...............................................      249,000          9,259,687
                       Toys "R" Us, Inc.+..........................................      325,300          4,879,500
                       Leisure & Tourism -- 2.4%
                       Hilton Hotels Corp. ........................................      402,200          5,806,762
                       Mirage Resorts, Inc.+.......................................      396,700          5,677,769
                       Park Place Entertainment Corp. .............................      173,600          1,182,650
                       Tricon Global Restaurants, Inc.+............................       98,400          4,680,150
                                                                                                      -------------
                                                                                                         37,367,681
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 3.1%
                       Computers & Business Equipment -- 1.3%
                       Hewlett-Packard Co. ........................................       36,200          2,837,175
                       International Business Machines Corp. ......................       37,700          6,908,525

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES             VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 1.8%
                       BCE, Inc. ..................................................      197,500      $   8,813,438
                       Tele-Communications, Inc., Series A+........................       57,300          3,928,631
                                                                                                      -------------
                                                                                                         22,487,769
                                                                                                      -------------
                       MATERIALS -- 2.9%
                       Forest Products -- 2.3%
                       Georgia-Pacific Corp.+......................................      103,000          6,643,500
                       Georgia-Pacific Timber Group+...............................      263,400          5,926,500
                       Smurfit Stone Container Corp. ..............................      277,000          4,466,625
                       Metals & Minerals -- 0.6%
                       Crown, Cork & Seal Co., Inc. ...............................      132,500          4,198,594
                                                                                                      -------------
                                                                                                         21,235,219
                                                                                                      -------------
                       UTILITIES -- 6.1%
                       Electric Utilities -- 3.6%
                       Entergy Corp. ..............................................      249,100          7,332,881
                       Northeast Utilities+........................................      291,400          4,462,063
                       PacifiCorp..................................................      306,300          6,298,294
                       Unicom Corp. ...............................................      211,200          7,524,000
                       Telephone -- 2.5%
                       AT&T Corp. .................................................      105,100          9,537,825
                       GTE Corp. ..................................................      128,600          8,680,500
                                                                                                      -------------
                                                                                                         43,835,563
                                                                                                      -------------
                       TOTAL COMMON STOCK (cost $426,543,533)......................                     432,799,050
                                                                                                      -------------

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 28.5%                       AMOUNT
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.7%
                       Automotive -- 0.1%
                       Chrysler Corp. 7.45% 2027...................................  $   145,000            169,947
                       Chrysler Corp. 7.45% 2097...................................      190,000            219,754
                       Pep Boys Manny, Moe & Jack 7.00% 2005.......................      500,000            482,270
                       Housing -- 0.3%
                       Owens Corning 7.50% 2005....................................    1,555,000          1,600,732
                       U.S. Home Corp. 7.95% 2001..................................      405,000            409,050
                       USI American Holdings, Inc. 7.25% 2006......................      240,000            252,382
                       Retail -- 0.3%
                       Kroger Co. 12.95% 2009(1)...................................    1,950,000          2,015,325
                                                                                                      -------------
                                                                                                          5,149,460
                                                                                                      -------------
                       CONSUMER STAPLES -- 0.6%
                       Food, Beverage & Tobacco -- 0.6%
                       Dominos, Inc. 10.38% 2009...................................      500,000            513,750
                       Keebler Corp. 10.75% 2006...................................      500,000            556,250
                       Philip Morris Cos, Inc. 6.95% 2006..........................      465,000            496,304
                       Philip Morris Cos, Inc. 7.00% 2005..........................      800,000            853,880
                       RJR Nabisco, Inc. 8.00% 2001................................      860,000            861,952
                       Safeway, Inc. 5.88% 2001....................................      310,000            312,412
                       Safeway, Inc. 6.05% 2003....................................      530,000            534,510
                                                                                                      -------------
                                                                                                          4,129,058
                                                                                                      -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT             VALUE
                       --------------------------------------------------------------------------------------------

                       ENERGY -- 0.4%
                       Energy Services -- 0.1%
                       Edison Mission Energy Funding Corp. 6.77% 2003*.............  $   207,427      $     212,777
                       National Power 7.63% 2000...................................      620,000            613,878
                       Oryx Energy Co. 10.00% 2001.................................      100,000            107,345
                       YPF Sociedad Anonima 7.50% 2002.............................            7                  6
                       Energy Sources -- 0.3%
                       Gulf Canada Resources Ltd. 9.25% 2004.......................      600,000            615,540
                       Petroleos Mexicanos 9.57% 1999*.............................    1,090,000            972,825
                       Petroleos Mexicanos 9.57% 2005..............................      330,000            292,050
                       Triton Energy Ltd. 8.75% 2002...............................      325,000            315,656
                                                                                                      -------------
                                                                                                          3,130,077
                                                                                                      -------------
                       FINANCE -- 7.6%
                       Banks -- 1.1%
                       BankAmerica Corp. 9.75% 2000................................      400,000            423,164
                       Capital One Bank 6.15% 2001.................................      500,000            500,055
                       Capital One Bank 6.39% 2001.................................    1,000,000            990,000
                       Capital One Bank 6.40% 2003.................................      300,000            300,321
                       Capital One Bank 6.66% 2000.................................      150,000            151,917
                       Capital One Bank 6.88% 2000.................................      850,000            849,864
                       Capital One Bank 7.15% 2006.................................    1,225,000          1,232,264
                       Continental Bank NA 12.50% 2001.............................      450,000            514,089
                       Long Island Savings Bank 6.20% 2001.........................    1,500,000          1,500,690
                       Riggs National Corp. 9.65% 2009.............................      710,000            810,209
                       Security Pacific Corp. 11.50% 2000..........................      600,000            661,416
                       Financial Services -- 6.4%
                       Americredit Automobile Recreation Trust 6.24% 2003(1).......    2,600,000          2,634,125
                       Arcadia Auto Receivables Trust 5.75% 2006(1)................    2,250,000          2,253,516
                       Asset Securitization Corp. 7.49% 2029(1)....................    1,450,000          1,567,812
                       Autoflow 1996 A Grantor Trust 7.48% 2002*(1)................      525,335            526,648
                       Case Equipment Loan Trust 7.30% 2002........................       58,963             59,197
                       Chase Commercial Mortgage Securities Corp. 6.56% 2030(1)....    2,500,000          2,614,844
                       Chase Commercial Mortgage Securities Corp. 7.37% 2007.......    2,500,000          2,709,350
                       Chemical Master Credit Card Trust 1 5.98% 2008..............    1,610,000          1,627,597
                       Chevy Chase Auto Receivables 5.80% 2002.....................       59,856             59,968
                       Citibank Credit Card Master Trust I 5.80% 2005..............    4,500,000          4,518,270
                       Countrywide Capital III 8.05% 2027..........................    1,300,000          1,418,742
                       Countrywide Funding Corp. 6.45% 2003........................      300,000            304,821
                       Countrywide Funding Corp. 6.97% 2003........................    1,000,000          1,034,490
                       Credit Suisse First Boston 6.55% 2035(1)....................    2,000,000          2,067,500
                       Discover Card Master Trust I 5.55% 2013 Class B.............      700,000            680,092
                       Fasco Grantor Trust 6.65% 2001..............................      517,050            521,238
                       Felcor Suites Hotels, Inc. 7.38% 2004.......................      405,000            386,346
                       Financiera Energetica Nacional SA 9.38% 2006................      750,000            626,250
                       Fingerhut Financial Services 6.45% 2002.....................      613,333            615,437
                       First Union-Lehman Brothers Commercial Mortgage Trust 6.60%
                         2007......................................................    2,250,000          2,351,002
                       First Union-Lehman Brothers Commercial Mortgage Trust 7.30%
                         2006......................................................    1,050,000          1,137,686
                       Ford Capital BV 9.50% 2001..................................      800,000            873,360
                       GE Capital Mortgage Services, Inc. 6.50% 2024...............      637,890            620,941
                       General Motors Acceptance Corp. 5.75% 2003..................    1,645,000          1,661,894
                       H & T Master Trust 8.00% 2002*(1) Class A2..................      900,000            900,844
                       Household International Netherlands B V 6.20% 2003..........    1,440,000          1,473,595
                       Imc Home Equity Loan Trust 8.05% 2026(1)....................    2,000,000          2,081,875
                       Merrill Lynch Mortgage Investments, Inc. 6.39% 2030(1)......    3,000,000          3,095,625
                       Morgan Stanley Capital I 7.46% 2006(1)......................    1,400,000          1,526,438
                       NWA Trust 8.26% 2006........................................      228,855            242,932
                       PXRE Capital Trust I 8.85% 2027.............................      265,000            272,603

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT             VALUE
                       --------------------------------------------------------------------------------------------

                       FINANCE (continued)
                       Financial Services (continued)
                       Residential Accredit Lns Incorporated 7.75% 2027(1).........  $ 2,000,000      $   2,062,320
                       Sears Credit Account Master Trust 6.20% 2006................      700,000            709,625
                       Tanger Properties Ltd. 8.75% 2001...........................    1,160,000          1,207,235
                       Insurance -- 0.1%
                       Conseco, Inc. 7.88% 2000....................................      650,000            655,759
                                                                                                      -------------
                                                                                                         55,033,966
                                                                                                      -------------
                       HEALTHCARE -- 0.1%
                       Health Services -- 0.1%
                       Tenet Healthcare Corp. 8.00% 2005...........................      430,000            442,900
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 1.2%
                       Aerospace & Military Technology -- 0.3%
                       Newport News Shipbuilding, Inc. 9.25% 2006..................      250,000            266,250
                       Raytheon Co. 6.45% 2002.....................................      630,000            648,623
                       Raytheon Co. 6.30% 2000.....................................      920,000            931,049
                       Business Services -- 0.6%
                       Allied Waste North America Inc. 7.63% 2006..................      500,000            516,250
                       Comdisco Inc. 6.13% 2003....................................    2,070,000          2,089,748
                       Hertz Corp. 7.00% 2003......................................      750,000            786,712
                       United Rentals, Inc. 8.80% 2008.............................      500,000            501,250
                       WESCO Distribution, Inc., Series B 9.13% 2008...............      250,000            253,438
                       Electrical Equipment -- 0.1%
                       Westinghouse Electric Corp. 8.88% 2001......................      740,000            788,278
                       Multi-Industry -- 0.2%
                       Tyco International Group SA 5.88% 2004*.....................    1,765,000          1,778,802
                       Transportation -- 0.0%
                       MRS Logistica SA 10.63% 2005(1).............................      180,000             70,200
                       MRS Logistica SA 10.63% 2005*...............................      230,000            107,525
                                                                                                      -------------
                                                                                                          8,738,125
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 2.3%
                       Broadcasting & Media -- 1.9%
                       Adelphia Communications Corp. 10.25% 2000...................      250,000            260,625
                       Chancellor Media Corp. 8.13% 2007...........................      500,000            520,000
                       Joseph E. Seagram & Sons, Inc. 6.25% 2001...................      575,000            578,979
                       News America Holdings, Inc. 8.00% 2016......................      135,000            151,856
                       News America Holdings, Inc. 9.25% 2013......................    1,540,000          1,950,441
                       Paramount Communications, Inc. 7.50% 2002...................      200,000            209,282
                       Poland Communications, Inc. 9.88% 2003......................      160,000            141,363
                       Rogers Cablesystems Ltd. 9.63% 2002.........................      440,000            477,400
                       TCI Communciations, Inc. 8.65% 2004.........................      400,000            461,416
                       TCI Communications, Inc. 8.75% 2015.........................      120,000            152,374
                       Telewest Communications PLC zero coupon 2007................      250,000            221,250
                       Time Warner, Inc. 6.85% 2026................................    1,750,000          1,814,312
                       Time Warner, Inc. 7.95% 2000................................    4,345,000          4,451,409
                       TKR Cable, Inc. 10.50% 2007.................................      255,000            277,154
                       Viacom, Inc. 6.75% 2003.....................................    2,020,000          2,091,973
                       Leisure & Tourism -- 0.4%
                       Continental Airlines, Inc. 6.54% 2009.......................      382,152            373,802
                       ITT Corp. 6.25% 2000........................................    1,215,000          1,172,742
                       Northwest Airlines Corp. 8.97% 2015.........................    1,313,513          1,469,335
                                                                                                      -------------
                                                                                                         16,775,713
                                                                                                      -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT             VALUE
                       --------------------------------------------------------------------------------------------

                       INFORMATION TECHNOLOGY -- 1.8%
                       Telecommunications -- 1.8%
                       360 Communications Co. 7.13% 2003...........................  $ 1,330,000      $   1,405,704
                       Intermedia Communications, Inc. 8.60% 2008*.................      500,000            482,500
                       Nextel Communications, Inc. 10.13% 2004.....................      485,000            487,425
                       Orange PLC 8.00% 2008.......................................      750,000            780,000
                       Panamsat Corporation New 6.13% 2005*........................    2,270,000          2,226,734
                       Tele-Communications, Inc. 7.38% 2000........................    1,000,000          1,020,110
                       Tele-Communications, Inc. 8.25% 2003........................    2,500,000          2,749,125
                       Tele-Communications, Inc. 9.65% 2003........................      375,000            412,807
                       Worldcom, Inc. Georgia 6.13% 2001...........................    1,695,000          1,722,086
                       Worldcom, Inc. Georgia 6.40% 2005...........................    1,630,000          1,702,307
                                                                                                      -------------
                                                                                                         12,988,798
                                                                                                      -------------
                       MATERIALS -- 0.1%
                       Metals & Minerals -- 0.1%
                       Ucar Global Enterprises, Inc. 12.00% 2005...................      500,000            525,000
                                                                                                      -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.4%
                       Foreign Government -- 1.4%
                       Australian Government 6.75% 2006............................    4,700,000          3,304,614
                       Government of Poland 3.00% 2024.............................      560,000            371,700
                       Government of Poland 5.00% 2014.............................      410,000            381,812
                       Korea Republic 8.75% 2003...................................      610,000            643,184
                       Philippines Republic 8.88% 2008.............................      340,000            340,000
                       Government of Poland zero coupon 2024.......................      230,000            163,013
                       Province of Quebec 13.25% 2014..............................      625,000            682,475
                       Province of Quebec 7.13% 2024...............................      215,000            236,059
                       Province of Quebec 7.50% 2023...............................      510,000            583,864
                       Province of Tucuman 9.45% 2004(1)...........................      402,500            307,912
                       Province of Tucuman 9.45% 2004*.............................      139,619            110,648
                       Republic Of Colombia 7.25% 2003.............................      350,000            292,518
                       Republic of Panama 3.70% 2014...............................      150,000            112,125
                       Republic of Panama 6.19% 2002(2)............................    1,496,950          1,407,181
                       State of Israel 6.38% 2005..................................      635,000            620,433
                       United Mexican States 6.25% 2019(1).........................      730,000            558,450
                       United Mexican States 9.88% 2007............................       70,000             69,388
                                                                                                      -------------
                                                                                                         10,185,376
                                                                                                      -------------
                       REAL ESTATE -- 0.2%
                       Real Estate Investment Trusts -- 0.2%
                       Chelsea GCA Realty, Inc. 7.75% 2001.........................      570,000            565,577
                       Liberty Property Trust 7.10% 2004...........................      215,000            207,522
                       Meditrust Corp. 7.38% 2000..................................    1,150,000          1,107,807
                                                                                                      -------------
                                                                                                          1,880,906
                                                                                                      -------------
                       U.S. GOVERNMENT & AGENCIES -- 11.4%
                       U.S. Government & Agencies -- 11.4%
                       Federal Home Loan Mortgage Corp. 6.00% 2099.................    5,000,000          5,025,000
                       Federal Home Loan Mortgage Corp. 6.35% 2018.................    3,000,000          3,025,290
                       Federal Home Loan Mortgage Corp. 6.50% 2099.................    8,000,000          8,132,480
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................      975,377          1,004,327
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................      685,212            705,549
                       Federal Home Loan Mortgage Corp. 7.50% 2028.................    1,047,963          1,079,066
                       Federal Home Loan Mortgage Corp. 7.50% 2028.................      718,977            740,317
                       Federal Home Loan Mortgage Corp. 6.00% 2013.................      698,217            701,708
                       Federal Home Loan Mortgage Corp. 6.00% 2099.................    6,000,000          5,940,000
                       Federal Home Loan Mortgage Corp. 6.50% 2028.................      482,746            487,573

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT             VALUE
                       --------------------------------------------------------------------------------------------

                       U.S. GOVERNMENT & AGENCIES (continued)
                       U.S. Government & Agencies (continued)
                       Federal Home Loan Mortgage Corp. 6.50% 2028.................  $ 2,036,691      $   2,057,058
                       Federal Home Loan Mortgage Corp. 6.50% 2028.................      472,329            477,052
                       Federal Home Loan Mortgage Corp. 6.50% 2099.................    1,000,000          1,010,000
                       Federal Home Loan Mortgage Corp. 7.00% 2027.................    2,901,576          2,965,033
                       Federal Home Loan Mortgage Corp. 7.00% 2027.................    1,094,035          1,117,962
                       Federal Home Loan Mortgage Corp. 7.00% 2028.................      671,106            685,783
                       Federal Home Loan Mortgage Corp. 7.00% 2028.................      817,242            835,115
                       Federal Home Loan Mortgage Corp. 7.00% 2028.................      106,440            108,767
                       Federal Home Loan Mortgage Corp. 7.00% 2028.................    3,887,610          3,972,632
                       Federal Home Loan Mortgage Corp. 7.00% 2028.................    1,973,299          2,016,455
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................      179,204            184,523
                       Federal Home Loan Mortgage Corp. zero coupon 2022(1)........       15,000            460,750
                       Federal National Mortgage Association zero coupon 2023(1)...    2,109,000          1,692,831
                       Federal National Mortgage Association 6.00% 2099............    4,000,000          4,015,000
                       Federal National Mortgage Association 6.50% 2025............      456,173            460,448
                       Federal National Mortgage Association 6.50% 2025............      624,673            630,527
                       Federal National Mortgage Association 6.50% 2026............      176,838            178,495
                       Federal National Mortgage Association 6.50% 2026............      676,881            683,223
                       Federal National Mortgage Association 6.50% 2027............      806,795            814,104
                       Federal National Mortgage Association 6.50% 2027............       41,400             41,775
                       Federal National Mortgage Association 6.50% 2027............       46,751             47,175
                       Federal National Mortgage Association 6.50% 2027............       50,440             50,897
                       Federal National Mortgage Association 6.50% 2027............      187,644            189,344
                       Federal National Mortgage Association 6.50% 2027............       50,512             50,970
                       Federal National Mortgage Association 6.50% 2027............      211,269            213,184
                       Federal National Mortgage Association 6.50% 2027............      774,040            781,053
                       Federal National Mortgage Association 6.50% 2028............      723,926            730,485
                       Federal National Mortgage Association 6.50% 2028............      755,951            762,800
                       Federal National Mortgage Association 6.50% 2028............      724,550            731,114
                       Federal National Mortgage Association 6.50% 2028............      211,101            213,013
                       Federal National Mortgage Association 6.50% 2099............    2,000,000          2,018,120
                       Federal National Mortgage Association 7.00% 2011............    1,811,940          1,854,394
                       Federal National Mortgage Association 7.00% 2011............    2,000,001          2,046,861
                       Federal National Mortgage Association 7.00% 2012............    4,000,002          4,093,722
                       Government National Mortgage Association 7.00% 2022.........      928,640            951,559
                       Government National Mortgage Association 7.00% 2022.........       69,211             70,919
                       Government National Mortgage Association 7.00% 2023.........      370,264            379,403
                       Government National Mortgage Association 7.00% 2023.........      147,195            150,828
                       Government National Mortgage Association 7.00% 2023.........       14,721             15,085
                       Government National Mortgage Association 7.00% 2023.........      312,230            319,699
                       Government National Mortgage Association 7.00% 2023.........      316,556            324,369
                       Government National Mortgage Association 7.00% 2023.........       89,729             91,943
                       Government National Mortgage Association 7.00% 2023.........      194,300            199,095
                       Government National Mortgage Association 7.00% 2023.........      170,579            174,651
                       Government National Mortgage Association 7.00% 2023.........      167,481            171,614
                       Government National Mortgage Association 7.00% 2023.........      436,201            446,784
                       Government National Mortgage Association 7.00% 2023.........      783,699            803,040
                       Government National Mortgage Association 7.00% 2023.........      491,777            503,914
                       Government National Mortgage Association 7.00% 2023.........      395,540            405,301
                       Government National Mortgage Association 7.00% 2023.........      190,154            194,748
                       Government National Mortgage Association 7.00% 2023.........      371,044            380,201
                       Government National Mortgage Association 7.00% 2023.........      408,662            418,747
                       Government National Mortgage Association 7.00% 2023.........      357,384            366,204
                       Government National Mortgage Association 7.00% 2023.........      450,555            461,427
                       Government National Mortgage Association 7.00% 2023.........      139,470            142,794
                       Government National Mortgage Association 7.00% 2023.........      340,597            349,003
                       Government National Mortgage Association 7.00% 2023.........      200,472            205,420

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT             VALUE
                       --------------------------------------------------------------------------------------------

                       U.S. GOVERNMENT & AGENCIES (continued)
                       U.S. Government & Agencies (continued)
                       Government National Mortgage Association 7.00% 2023.........  $   776,791      $     795,962
                       Government National Mortgage Association 7.00% 2023.........       46,660             47,812
                       Government National Mortgage Association 7.00% 2023.........      402,301            412,230
                       Government National Mortgage Association 7.50% 2023.........      626,894            648,051
                       United States Treasury Bond zero coupon 2026................    1,000,000            228,150
                       United States Treasury Bonds 8.50% 2020@....................    1,050,000          1,462,776
                       United States Treasury Bonds Strip zero coupon 2014.........    3,080,000          1,335,673
                       United States Treasury Bonds Strip zero coupon 2017.........       50,000             18,123
                       United States Treasury Bonds Strip zero coupon 2018.........    3,400,000          1,151,070
                       United States Treasury Bonds Strip zero coupon 2019.........    6,650,000          2,218,174
                       United States Treasury Bonds Strip zero coupon 2019.........       40,000             12,769
                       United States Treasury Bonds Strip zero coupon 2020.........    5,710,000          1,775,182
                                                                                                      -------------
                                                                                                         82,664,695
                                                                                                      -------------
                       UTILITIES -- 0.7%
                       Electric Utilities -- 0.3%
                       National Power Corp 7.88% 2006..............................      210,000            186,464
                       Niagara Mohawk Power Corp. 6.88% 2003.......................      870,000            901,233
                       Niagara Mohawk Power Corp. 7.00% 2000.......................      620,000            630,596
                       Niagara Mohawk Power Corp. 7.38% 2003.......................      210,000            225,174
                       Gas & Pipeline Utilities -- 0.4%
                       CMS Energy Corp. 7.38% 2000.................................    1,150,000          1,161,914
                       Williams Cos., Inc. 6.13% 2002..............................    1,875,000          1,882,950
                                                                                                      -------------
                                                                                                          4,988,331
                                                                                                      -------------
                       TOTAL BONDS & NOTES (cost $204,694,588).....................                     206,632,405
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $631,238,121).............                     639,431,455
                                                                                                      -------------
                       SHORT-TERM SECURITIES -- 2.0%
                       --------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 1.1%
                       Central Maine Power Co. 7.45% due 8/30/99...................      885,000            893,027
                       Countrywide Funding Corp. 8.43% due 11/16/99................      450,000            461,358
                       K Mart Corp. 7.22% due 7/07/99..............................      300,000            301,215
                       K Mart Corp. 7.96% due 11/15/99.............................      500,000            506,360
                       NWCG Holding Corp. zero coupon due 6/15/99..................    1,380,000          1,342,919
                       Oryx Energy Co. 9.50% due 11/01/99..........................    1,820,000          1,864,572
                       Signet Banking Corp. 9.63% due 6/01/99......................      775,000            785,804
                       Time Warner Pass Through Asset Trust 4.90% due 7/29/99......    1,600,000          1,596,976
                                                                                                      -------------
                                                                                                          7,752,231
                                                                                                      -------------
                       U.S. GOVERNMENT & AGENCIES -- 0.9%
                       United States Treasury Bills 3.97% due 2/04/99@.............    3,510,000          3,508,865
                       United States Treasury Bills 4.22% due 2/04/99@.............    3,010,000          3,008,941
                       United States Treasury Bills 4.52% due 2/04/99@.............      300,000            299,887
                                                                                                      -------------
                                                                                                          6,817,693
                                                                                                      -------------
                       TOTAL SHORT-TERM SECURITIES (cost $14,509,504)..............                      14,569,924
                                                                                                      -------------

---------------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 10.0%                                    AMOUNT             VALUE
                       ---------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 10.0%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 4.7% dated 01/29/99 to be repurchased 02/01/99 in the amount of $72,489,381 and collateralized by
                         $72,982,322 of U.S. Treasury Bonds, bearing interest at
                         8.125%, due 05/15/21 and having an approximate value of
                         $73,932,682
                         (cost $72,461,000)@.......................................  $ 72,461,000      $  72,461,000
                                                                                                       -------------

                       TOTAL INVESTMENTS --
                         (cost $718,208,625)                           100.3%                                    726,462,379
                       Liabilities in excess of other assets--          (0.3)                                     (1,945,914)
                                                                       ------                                  -------------
                       NET ASSETS--                                    100.0%                                  $ 724,516,465
                                                                       ======                                  =============

              -----------------------------

               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers
              (1) Fair valued security; see Note 2
              (2) Variable rate security; rate as of January 31, 1999.
              (3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.
               @ The security or a portion thereof represent collateral for the following open futures contracts:

                                                                OPEN FUTURES CONTRACTS
                       --------------------------------------------------------------------------------------------------------
                                                                                                    VALUE AS OF    UNREALIZED
                       NUMBER OF                                        EXPIRATION     VALUE AT     JANUARY 31,   APPRECIATION/
                       CONTRACTS   DESCRIPTION                             DATE       TRADE DATE       1999       DEPRECIATION
                       --------------------------------------------------------------------------------------------------------
                        273 Long   S&P 500..........................  March 1999      $84,282,333   $87,462,375    $3,180,042
                         4 Short   90 Day Euro Dollar...............  June 1999           955,975       950,950         5,025
                          1 Long   90 Day Euro Future...............  September 1999      237,074       237,775           701
                        20 Short   U.S. 2 Year Note.................  March 1999        4,239,814     4,228,750       (11,064)
                       139 Short   U.S. 5 Year Note.................  March 1999       15,882,093    15,767,813      (114,280)
                         3 Short   U.S. 10 Year Note................  March 1999          358,520       357,563          (957)
                        115 Long   U.S. Treasury Bond...............  March 1999       14,566,951    14,720,000       153,049
                                                                                                                   -----------
                                   Net Unrealized Appreciation.................................................    $3,212,516
                                                                                                                   ===========

                                     OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       -------------------------------------------------------------------
                           CONTRACT                IN           DELIVERY  GROSS UNREALIZED
                          TO DELIVER          EXCHANGE FOR        DATE      APPRECIATION
                       -------------------------------------------------------------------
                       AUD     5,266,491   USD      3,369,817   04/15/99    $    51,650
                                                                            ------------
                                Net Unrealized Appreciation.............    $    51,650
                                                                            ============

              -----------------------------

              AUD -- Australian Dollar
              USD -- United States Dollar

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    UTILITY PORTFOLIO                   INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 88.5%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 3.0%
                       Energy Sources -- 3.0%
                       Houston Industries, Inc. ...................................      37,200   $ 1,129,950
                       Sonat, Inc. ................................................      47,400     1,220,550
                                                                                                  ------------
                                                                                                    2,350,500
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 0.7%
                       Multi-Industry -- 0.7%
                       VEBA AG ADR.................................................       9,700       574,725
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 3.9%
                       Telecommunications -- 3.9%
                       ALLTEL Corp. ...............................................       7,500       484,219
                       Intermedia Communications, Inc.*............................         477         6,618
                       Intermedia Communications, Inc.+............................         342         4,745
                       Pacific Gateway Exchange, Inc.+.............................      14,500       480,312
                       Telecom Italia SpA..........................................      82,000       768,079
                       U.S. West, Inc. ............................................      20,100     1,239,919
                                                                                                  ------------
                                                                                                    2,983,892
                                                                                                  ------------
                       MATERIALS -- 2.3%
                       Metals & Minerals -- 2.3%
                       Barrick Gold Corp. .........................................      35,500       676,719
                       USEC, Inc. .................................................      76,200     1,104,900
                                                                                                  ------------
                                                                                                    1,781,619
                                                                                                  ------------
                       REAL ESTATE -- 6.7%
                       Real Estate Investment Trusts -- 6.7%
                       Apartment Investment & Management Co., Class A..............      11,200       418,600
                       Archstone Communities Trust.................................      13,470       263,507
                       Avalonbay Communities, Inc. ................................      10,050       322,228
                       Brandywine Realty Trust.....................................      15,700       259,050
                       Camden Property Trust.......................................      16,000       398,000
                       Duke Realty Investments, Inc................................      11,100       255,300
                       Equity Office Properties Trust..............................      10,500       267,750
                       Equity Residential Properties Trust.........................       8,700       353,981
                       First Industrial Realty Trust, Inc. ........................      24,400       626,775
                       Gables Residential Trust....................................      19,300       442,694
                       HRPT Properties Trust.......................................      22,900       320,600
                       Liberty Property Trust......................................      13,600       321,300
                       Post Properties, Inc. ......................................       8,700       324,075
                       Prentiss Properties Trust...................................      17,000       360,187
                       ProLogis Trust..............................................      10,000       211,875
                                                                                                  ------------
                                                                                                    5,145,922
                                                                                                  ------------
                       UTILITIES -- 71.9%
                       Electric Utilities -- 36.4%
                       BEC Energy..................................................      46,400     1,774,800
                       Central & South West Corp. .................................      43,500     1,150,031
                       Dominion Resources, Inc. ...................................      28,700     1,284,325
                       DQE, Inc. ..................................................      38,900     1,534,119
                       Duke Energy Corp. ..........................................       6,000       370,875

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Electric Utilities (continued)
                       Edison International........................................      70,900   $ 1,971,906
                       Electricidade de Portugal, SA ADR...........................       4,125       201,094
                       Endesa SA ADR...............................................       6,900       194,063
                       Entergy Corp. ..............................................      41,500     1,221,656
                       FirstEnergy Corp. ..........................................      37,500     1,164,844
                       Florida Progress Corp. .....................................      33,200     1,381,950
                       FPL Group, Inc. ............................................      18,800     1,031,650
                       Illinova Corp. .............................................      30,900       755,119
                       Montana Power Co. ..........................................       8,900       467,250
                       New England Electric Systems................................      32,000     1,566,000
                       Niagara Mohawk Power Corp.+.................................      53,000       811,562
                       NIPSCO Industries, Inc. ....................................      44,500     1,207,062
                       Oge Energy Corp. ...........................................      49,700     1,258,031
                       PacifiCorp..................................................      30,200       620,988
                       PECO Energy Co. ............................................      30,700     1,172,356
                       Pinnacle West Capital Corp. ................................      32,300     1,292,000
                       Potomac Electric Power Co. .................................      46,200     1,077,037
                       Powergen PLC ADR............................................       9,790       550,688
                       Public Service Enterprise Group, Inc. ......................      28,200     1,119,187
                       Puget Sound Energy, Inc. ...................................      30,200       760,663
                       Rochester Gas & Electric Corp. .............................      21,200       609,500
                       Southern Co. ...............................................      26,100       703,069
                       TECO Energy, Inc. ..........................................      22,200       516,150
                       UtiliCorp United, Inc. .....................................      11,600       406,000

                       Gas & Pipeline Utilities -- 21.9%
                       AGL Resources, Inc. ........................................      23,100       464,888
                       BG PLC......................................................      14,500       444,063
                       CMS Energy Corp. ...........................................      31,700     1,357,156
                       Columbia Gas Systems, Inc. .................................      11,800       610,650
                       Consolidated Natural Gas Co. ...............................      28,400     1,457,275
                       El Paso Energy Corp. .......................................      62,100     2,049,300
                       Enron Corp. ................................................      21,500     1,419,000
                       Equitable Resources, Inc. ..................................      11,200       291,900
                       KeySpan Energy Corp. .......................................      55,300     1,496,556
                       KN Energy, Inc. ............................................      14,400       284,400
                       MCN Energy Group, Inc. .....................................      82,800     1,469,700
                       National Fuel Gas Co. ......................................      17,600       744,700
                       Pacific Gas & Electric Corp. ...............................      41,100     1,312,631
                       Questar Corp. ..............................................      30,700       512,306
                       SCANA Corp. ................................................      30,200       836,162
                       Sempra Energy...............................................      64,300     1,478,900
                       UGI Corp. ..................................................      26,000       570,375
                       Washington Gas Light Co. ...................................       6,400       153,600

                       Telephone -- 13.6%
                       Ameritech Corp. ............................................      15,900     1,035,487
                       AT&T Corp. .................................................      14,900     1,352,175
                       Bell Atlantic Corp. ........................................      30,500     1,830,000
                       BellSouth Corp. ............................................      12,200       544,425
                       Cincinnati Bell, Inc. ......................................      24,200       491,563
                       GTE Corp. ..................................................      30,900     2,085,750
                       MCI WorldCom, Inc.+.........................................       8,680       692,230

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone (continued)
                       SBC Communications, Inc. ...................................      21,028   $ 1,135,512
                       Sprint Corp. ...............................................      15,900     1,327,650
                                                                                                  ------------
                                                                                                   55,622,329
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $65,415,796).......................                68,458,987
                                                                                                  ------------


                                         PREFERRED STOCK -- 3.5%
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.6%
                       Telecommunications -- 0.6%
                       Intermedia Communications, Inc. convertible.................      12,000       213,000
                       Intermedia Communications, Inc..............................      16,500       241,313
                                                                                                  ------------
                                                                                                      454,313
                                                                                                  ------------
                       UTILITIES -- 2.9%
                       Electric Utilities -- 1.5%
                       Texas Utilities Co. 9.25% convertible.......................      20,700     1,146,262

                       Gas & Pipeline Utilities -- 1.4%
                       KN Energy, Inc. 8.25% convertible...........................      29,500     1,065,688
                                                                                                  ------------
                                                                                                    2,211,950
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $2,851,135).....................                 2,666,263
                                                                                                  ------------
                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 1.1%                        AMOUNT
                       ---------------------------------------------------------------------------------------
                       FINANCE -- 1.1%
                       Financial Services -- 1.1%
                       Bell Atlantic Financial Services 5.75% 2003 convertible*
                         (cost $838,152)...........................................  $  820,000       871,250
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $69,105,083)..............                71,996,500
                                                                                                  ------------

                                      SHORT-TERM SECURITIES -- 5.3%
                       ---------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 5.3%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co. 3.75% due 2/01/99 (cost $4,073,000)...................   4,073,000     4,073,000
                                                                                                  ------------
                       TOTAL INVESTMENTS --
                         (cost $73,178,083)                                   98.4%                76,069,500
                       Other assets less liabilities--                         1.6                  1,253,556
                                                                            ------                -----------
                       NET ASSETS --                                         100.0%               $77,323,056
                                                                            ======                ===========


              -----------------------------

              + Non-income producing securities

              * Resale restricted to qualified institutional buyers

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO             INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 92.7%                         SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 12.1%
                       Apparel & Textiles -- 0.3%
                       Tommy Hilfiger Corp.+.......................................        50,000   $     3,537,500

                       Automotive -- 0.6%
                       Harley-Davidson, Inc. ......................................       157,100         8,169,200

                       Housing -- 1.7%
                       Home Depot, Inc. ...........................................       340,000        20,527,500

                       Retail -- 9.5%
                       Abercrombie & Fitch Co.+....................................       109,000         8,338,500
                       Best Buy Co., Inc.+.........................................        70,000         6,352,500
                       Circuit City Stores, Inc. ..................................       135,000         7,458,750
                       Gap, Inc. ..................................................       138,300         8,877,131
                       Kohl's Corp.+...............................................       145,000         9,823,750
                       Kroger Co.+.................................................       135,000         8,572,500
                       Newell Co. .................................................       125,000         5,195,313
                       Rite Aid Corp. .............................................       165,000         8,105,625
                       Saks, Inc.+.................................................       175,000         6,442,187
                       Tiffany & Co. ..............................................        95,000         5,468,438
                       United States Industries, Inc. .............................       350,000         6,606,250
                       Wal-Mart Stores, Inc. ......................................       385,000        33,110,000
                                                                                                    ---------------
                                                                                                        146,585,144
                                                                                                    ---------------
                       CONSUMER STAPLES -- 9.0%
                       Food, Beverage & Tobacco -- 3.2%
                       Coca-Cola Enterprises, Inc. ................................       135,000         4,775,625
                       Philip Morris Cos., Inc. ...................................       440,000        20,680,000
                       Starbucks Corp.+............................................       140,000         7,288,750
                       Tyson Foods, Inc., Class A..................................       270,000         5,653,125

                       Household Products -- 5.8%
                       Avon Products, Inc. ........................................       300,000        11,081,250
                       Colgate-Palmolive Co........................................       155,000        12,467,812
                       Estee Lauder Cos., Inc., Class A............................       105,000         8,616,563
                       Gillette Co. ...............................................       270,000        15,862,500
                       Procter & Gamble Co. .......................................       240,000        21,810,000
                                                                                                    ---------------
                                                                                                        108,235,625
                                                                                                    ---------------
                       ENERGY -- 0.7%
                       Energy Services -- 0.7%
                       Noble Drilling Corp.+.......................................       600,000         8,025,000
                                                                                                    ---------------
                       FINANCE -- 16.6%
                       Banks -- 5.5%
                       Bank One Corp. .............................................       250,000        13,093,750
                       BankAmerica Corp. ..........................................       390,030        26,083,256
                       Chase Manhattan Corp. ......................................       200,000        15,387,500
                       U.S. Bancorp................................................       340,000        11,453,750

                       Financial Services -- 9.7%
                       Associates First Capital Corp., Class A.....................       230,000         9,329,375
                       Citigroup, Inc. ............................................       542,600        30,419,513

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Hartford Financial Services Group, Inc. ....................       110,000   $     5,713,125
                       Household International, Inc. ..............................       260,000        11,423,750
                       Legg Mason, Inc. ...........................................       154,000         4,581,500
                       MBNA Corp. .................................................       270,000         7,543,125
                       Merrill Lynch & Co., Inc. ..................................       160,000        12,160,000
                       Morgan Stanley Dean Witter & Co. ...........................       186,265        16,170,130
                       Newcourt Credit Group, Inc. ................................       230,000         7,417,500
                       Wells Fargo Co. ............................................       350,000        12,228,125

                       Insurance -- 1.4%
                       Hartford Life, Inc., Class A................................       115,000         6,483,125
                       PMI Group, Inc. ............................................       135,000         5,788,125
                       Travelers Property Casualty Corp., Class A..................       155,000         4,465,938
                                                                                                    ---------------
                                                                                                        199,741,587
                                                                                                    ---------------
                       HEALTHCARE -- 9.2%
                       Drugs -- 6.6%
                       Bristol-Myers Squibb Co.....................................       220,000        28,201,250
                       GelTex Pharmaceuticals, Inc.+...............................       210,000         5,263,125
                       Pfizer, Inc. ...............................................       225,000        28,940,625
                       Schering-Plough Corp. ......................................       320,000        17,440,000

                       Health Services -- 0.6%
                       McKesson HBOC, Inc..........................................        92,500         6,949,062

                       Medical Products -- 2.0%
                       Amgen, Inc.+................................................        60,000         7,668,750
                       Genzyme Corp. ..............................................             1                 2
                       Genzyme Molecular Oncology+.................................       150,000         8,175,000
                       Medtronic, Inc..............................................       112,700         8,980,781
                                                                                                    ---------------
                                                                                                        111,618,595
                                                                                                    ---------------
                       INDUSTRIAL & COMMERCIAL -- 8.3%
                       Aerospace & Military Technology -- 2.0%
                       AlliedSignal, Inc. .........................................       180,000         7,020,000
                       Gulfstream Aerospace Corp.+.................................       105,000         5,775,000
                       United Technologies Corp. ..................................        95,000        11,346,563

                       Business Services -- 1.1%
                       First Data Corp. ...........................................       118,000         4,520,875
                       Republic Services, Inc. Class A+............................       180,000         3,712,500
                       Waste Management, Inc. .....................................        92,125         4,600,492

                       Electrical Equipment -- 3.9%
                       General Electric Co. .......................................       450,000        47,193,750

                       Multi-Industry -- 1.0%
                       Tyco International Ltd. ....................................       165,800        12,776,963

                       Transportation -- 0.3%
                       CNF Transportation, Inc. ...................................        80,000         3,550,000
                       Union Pacific Corp. ........................................             1                51
                                                                                                    ---------------
                                                                                                        100,496,194
                                                                                                    ---------------
                       INFORMATION & ENTERTAINMENT -- 5.9%
                       Broadcasting & Media -- 2.7%
                       CBS Corp.+..................................................       195,000         6,630,000
                       Fox Entertainment Group, Inc., Class A+.....................       200,000         5,575,000
                       Gannett Co., Inc. ..........................................       105,000         6,910,313
                       Time Warner, Inc. ..........................................       220,000        13,750,000

---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 3.2%
                       Carnival Corp., Class A.....................................       161,400   $     7,918,687
                       Continental Airlines, Inc., Class B+........................       100,000         3,412,500
                       Delta Air Lines, Inc. ......................................       110,000         6,001,875
                       Northwest Airlines Corp., Class A+..........................       190,000         5,201,250
                       Royal Caribbean Cruises Ltd. ...............................       210,000         8,347,500
                       Viad Corp. .................................................       270,000         7,745,625
                                                                                                    ---------------
                                                                                                         71,492,750
                                                                                                    ---------------
                       INFORMATION TECHNOLOGY -- 26.8%
                       Computers & Business Equipment -- 10.3%
                       Ceridian Corp.+.............................................        51,100         4,056,063
                       Cisco Systems, Inc.+........................................       300,000        33,468,750
                       Compaq Computer Corp. ......................................       335,000        15,954,375
                       Computer Sciences Corp.+....................................       105,000         7,199,062
                       Dell Computer Corp.+........................................       320,000        32,000,000
                       International Business Machines Corp. ......................       135,000        24,738,750
                       Staples, Inc.+..............................................       233,100         6,672,487

                       Electronics -- 6.7%
                       Altera Corp.+...............................................       114,700         7,211,762
                       Honeywell, Inc. ............................................       105,000         6,844,688
                       Intel Corp. ................................................       235,000        33,120,312
                       Motorola, Inc. .............................................       170,000        12,282,500
                       Sanmina Corp.+..............................................       160,000        10,600,000
                       Solectron Corp.+............................................       120,000        10,687,500

                       Software -- 6.2%
                       America Online, Inc.+.......................................        40,000         7,027,500
                       Intuit, Inc.+...............................................       100,000         9,100,000
                       Microsoft Corp.+............................................       335,000        58,625,000

                       Telecommunications -- 3.6%
                       AirTouch Communications, Inc.+..............................       180,000        17,381,250
                       Global Tele-Systems Group, Inc.+............................        55,000         3,444,375
                       Liberty Media Group, Series A+..............................       233,462        12,490,217
                       Tele-Communications, Inc., Class A+.........................       145,000         9,941,563
                                                                                                    ---------------
                                                                                                        322,846,154
                                                                                                    ---------------
                       MATERIALS -- 0.5%
                       Forest Products -- 0.5%
                       Sealed Air Corp. ...........................................       110,000         5,836,875
                                                                                                    ---------------
                       UTILITIES -- 3.6%
                       Electric Utilities -- 2.0%
                       CMS Energy Corp. ...........................................       260,000        11,131,250
                       Consolidated Edison, Inc. ..................................       255,000        12,606,562

                       Telephone -- 1.6%
                       MCI WorldCom, Inc.+.........................................       245,000        19,538,750
                                                                                                    ---------------
                                                                                                         43,276,562
                                                                                                    ---------------
                       TOTAL INVESTMENT SECURITIES (cost $737,066,681).............                   1,118,154,486
                                                                                                    ---------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 8.7%                     AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 8.4%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co.
                         4.50% due 2/01/99@........................................  $101,457,000   $   101,457,000
                       U.S. GOVERNMENT -- 0.3%
                       United States Treasury Bills zero coupon due 3/18/99........     2,000,000         1,989,125
                       United States Treasury Bills 4.24% due 3/18/99..............       600,000           596,820
                       United States Treasury Bills 4.44% due 3/18/99..............       420,000           417,672
                                                                                                    ---------------
                       TOTAL SHORT-TERM SECURITIES (cost $104,460,617).............                     104,460,617
                                                                                                    ---------------
                       TOTAL INVESTMENTS --
                         (cost $841,527,298)                              101.4%                      1,222,615,103
                       Liabilities in excess of other assets --            (1.4)                        (16,501,752)
                                                                         ------                     ---------------
                       NET ASSETS --                                      100.0%                    $ 1,206,113,351
                                                                         ======                     ===============


              -----------------------------

              + Non-income producing securities.

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                       OPEN FUTURES CONTRACTS
                       ---------
                                                                                                     VALUE AS OF
                       NUMBER OF                                           EXPIRATION     VALUE AT   JANUARY 31,     UNREALIZED
                       CONTRACTS   DESCRIPTION                                DATE      TRADE DATE          1999   APPRECIATION
                       ---------
                       170 Long    Standard & Poor's 500 Index...........  March 1999  $50,278,375   $54,463,750    $4,185,375
                                                                                                                    ==========

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED VALUE PORTFOLIO           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 96.4%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.1%
                       Automotive -- 3.4%
                       Cooper Tire & Rubber........................................      40,300   $    863,931
                       General Motors Corp. .......................................      28,300      2,539,925
                       Tenneco, Inc. ..............................................      62,900      1,942,038

                       Retail -- 5.7%
                       American Stores Co. ........................................      17,200        623,500
                       Dillards, Inc., Class A.....................................      49,800      1,235,662
                       Kmart Corp.+................................................     102,300      1,796,644
                       Liz Claiborne, Inc. ........................................      58,700      2,245,275
                       Sherwin-Williams Co. .......................................      60,900      1,560,562
                       Wal-Mart Stores, Inc. ......................................      19,500      1,677,000
                                                                                                  -------------
                                                                                                    14,484,537
                                                                                                  -------------
                       CONSUMER STAPLES -- 11.9%
                       Food, Beverage & Tobacco -- 10.0%
                       Anheuser-Busch Cos., Inc. ..................................      37,000      2,615,438
                       Archer-Daniels-Midland Co. .................................     154,315      2,334,014
                       Corn Products International, Inc. ..........................      95,700      2,542,031
                       Philip Morris Cos., Inc. ...................................      57,800      2,716,600
                       RJR Nabisco Holdings Corp. .................................      85,300      2,303,100
                       UST, Inc. ..................................................     108,200      3,408,300

                       Household Products -- 1.9%
                       Kimberly-Clark Corp. .......................................      60,600      3,018,638
                                                                                                  -------------
                                                                                                    18,938,121
                                                                                                  -------------
                       ENERGY -- 8.2%
                       Energy Services -- 2.7%
                       Coastal Corp. ..............................................      17,900        533,644
                       Diamond Offshore Drilling, Inc. ............................      56,900      1,308,700
                       Schlumberger Ltd. ..........................................      52,200      2,486,025

                       Energy Sources -- 5.5%
                       Exxon Corp. ................................................      19,700      1,387,619
                       Houston Industries, Inc. ...................................      45,900      1,394,212
                       Mobil Corp. ................................................      15,700      1,376,694
                       Royal Dutch Petroleum Co. ADR...............................      35,200      1,410,200
                       Sunoco, Inc. ...............................................      39,400      1,383,925
                       Texaco, Inc. ...............................................      16,000        758,000
                       USX-Marathon Group, Inc. ...................................      44,400      1,010,100
                                                                                                  -------------
                                                                                                    13,049,119
                                                                                                  -------------
                       FINANCE -- 13.1%
                       Banks -- 0.4%
                       Republic New York Corp. ....................................      19,100        699,538

                       Financial Services -- 3.9%
                       Bear Stearns Cos., Inc. ....................................      43,900      2,068,787
                       CIT Group, Inc., Class A....................................      76,600      2,441,625
                       Washington Mutual, Inc. ....................................      38,500      1,617,000

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE -- (continued)
                       Insurance -- 8.8%
                       Allstate Corp. .............................................      40,800   $  1,532,550
                       CIGNA Corp. ................................................      35,000      2,883,125
                       Conseco, Inc. ..............................................      97,932      3,029,771
                       Lincoln National Corp. .....................................      19,500      1,624,594
                       Marsh & McLennan Cos., Inc. ................................      31,400      1,974,275
                       MBIA, Inc. .................................................      17,000      1,114,562
                       Oxford Health Plans, Inc.+..................................     109,900      1,902,644
                                                                                                  -------------
                                                                                                    20,888,471
                                                                                                  -------------
                       HEALTHCARE -- 6.1%
                       Drugs -- 3.9%
                       Bristol-Myers Squibb Co. ...................................      12,900      1,653,619
                       Merck & Co., Inc. ..........................................      10,700      1,570,225
                       Pharmacia & Upjohn, Inc. ...................................      51,900      2,984,250

                       Health Services -- 1.2%
                       United HealthCare Corp. ....................................      41,000      1,834,750

                       Medical Products -- 1.0%
                       Abbott Laboratories, Inc. ..................................      33,900      1,574,231
                                                                                                  -------------
                                                                                                     9,617,075
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 11.8%
                       Aerospace & Military Technology -- 2.7%
                       AlliedSignal, Inc. .........................................      38,800      1,513,200
                       Boeing Co. .................................................      81,300      2,809,931

                       Business Services -- 3.9%
                       Browning-Ferris Industries, Inc. ...........................      16,700        459,250
                       First Data Corp. ...........................................      73,400      2,812,137
                       Johnson Controls, Inc. .....................................      21,900      1,411,181
                       Waste Management, Inc. .....................................      31,000      1,548,063

                       Machinery -- 1.7%
                       Deere & Co. ................................................      42,400      1,380,650
                       Ingersoll-Rand Co. .........................................      27,500      1,306,250

                       Transportation -- 3.5%
                       ABB AB ADR..................................................     152,800      1,499,350
                       Canadian National Railway Co. ..............................      23,400      1,251,900
                       CNF Transportation, Inc. ...................................      36,800      1,633,000
                       Ryder System, Inc. .........................................      47,100      1,148,063
                                                                                                  -------------
                                                                                                    18,772,975
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 6.7%
                       Broadcasting & Media -- 3.1%
                       King World Productions, Inc.+...............................      52,400      1,434,450
                       Viacom, Inc., Class A+......................................      26,200      2,197,525
                       Viacom, Inc., Class B NV+...................................      14,700      1,249,500

                       Entertainment Products -- 2.1%
                       Eastman Kodak Co. ..........................................      18,700      1,222,512
                       Toys "R" US, Inc.+..........................................     138,300      2,074,500

                       Leisure & Tourism -- 1.5%
                       Brunswick Corp. ............................................      40,800      1,007,250
                       Tricon Global Restaurants, Inc.+............................      31,200      1,483,950
                                                                                                  -------------
                                                                                                    10,669,687
                                                                                                  -------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 12.4%
                       Computers & Business Equipment -- 8.7%
                       Electronic Data Systems Corp. ..............................      59,500   $  3,120,031
                       International Business Machines Corp. ......................      11,200      2,052,400
                       Seagate Technology, Inc.+...................................      56,400      2,294,775
                       Storage Technology Corp.+...................................      66,000      2,557,500
                       Sun Microsystems, Inc.+.....................................      33,500      3,743,625

                       Electronics -- 3.7%
                       AMP, Inc. ..................................................      41,531      2,185,569
                       Motorola, Inc. .............................................      23,900      1,726,775
                       Parker-Hannifin Corp. ......................................      12,300        378,225
                       Philips Electronics NV......................................      22,300      1,623,719
                                                                                                  -------------
                                                                                                    19,682,619
                                                                                                  -------------
                       MATERIALS -- 5.6%
                       Chemicals -- 2.2%
                       Ashland, Inc. ..............................................      52,100      2,474,750
                       Dow Chemical Co. ...........................................      12,300      1,083,169

                       Metals & Minerals -- 3.4%
                       Barrick Gold Corp. .........................................      59,700      1,138,031
                       Crown, Cork & Seal Co., Inc. ...............................      59,200      1,875,900
                       Nucor Corp. ................................................      48,800      2,391,200
                                                                                                  -------------
                                                                                                     8,963,050
                                                                                                  -------------
                       REAL ESTATE -- 0.5%
                       Real Estate Investment Trusts -- 0.5%
                       Boston Properties, Inc. ....................................      24,500        796,250
                                                                                                  -------------
                       UTILITIES -- 11.0%
                       Electric Utilities -- 4.3%
                       Entergy Corp. ..............................................      61,400      1,807,462
                       FPL Group, Inc. ............................................      28,200      1,547,475
                       PECO Energy Co. ............................................      53,200      2,031,575
                       Public Service Enterprise Group, Inc. ......................      38,400      1,524,000

                       Gas & Pipeline Utilities -- 2.2%
                       Consolidated Natural Gas Co. ...............................      34,800      1,785,675
                       Pacific Gas & Electric Corp. ...............................      51,000      1,628,813

                       Telephone -- 4.5%
                       AT&T Corp. .................................................      23,500      2,132,625
                       GTE Corp. ..................................................      49,200      3,321,000
                       SBC Communications, Inc. ...................................      31,400      1,695,600
                                                                                                  -------------
                                                                                                    17,474,225
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $135,931,634)......................                153,336,129
                                                                                                  -------------


                                         PREFERRED STOCK -- 1.6%
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.6%
                       Broadcasting & Media -- 1.6%
                       News Corp. Ltd. ADR (cost $1,684,278).......................      91,500      2,562,000
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $137,615,912).............                155,898,129
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 1.8%                    AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 1.8%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co.
                         3.75% due 2/01/99 (cost $2,925,000).......................  $2,925,000   $  2,925,000
                                                                                                  -------------
                       TOTAL INVESTMENTS --
                         (cost $140,540,912)                              99.8%                    158,823,129
                       Other assets less liabilities--                     0.2                         352,377
                       ------                                           ------                    -------------
                       NET ASSETS --                                     100.0%                   $159,175,506
                                                                        ======                    =============


              -----------------------------

              + Non-income producing securities
              ADR -- American Depository Receipt

              See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    VENTURE VALUE PORTFOLIO             INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 95.1%                        SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.5%
                       Housing -- 2.4%
                       Masco Corp. ................................................    1,366,200   $   44,145,337
                       Maytag Corp. ...............................................        4,200          265,388
                       Retail -- 1.1%
                       Harcourt General, Inc. .....................................      407,600       19,564,800
                                                                                                   ---------------
                                                                                                       63,975,525
                                                                                                   ---------------
                       CONSUMER STAPLES -- 4.0%
                       Food, Beverage & Tobacco -- 3.5%
                       Coca-Cola Co. ..............................................       12,400          811,425
                       Gallaher Group PLC ADR......................................        4,200          116,812
                       Philip Morris Cos., Inc. ...................................    1,360,200       63,929,400
                       Household Products -- 0.5%
                       Fortune Brands, Inc. .......................................        4,200          139,650
                       Gillette Co. ...............................................      148,700        8,736,125
                                                                                                   ---------------
                                                                                                       73,733,412
                                                                                                   ---------------
                       ENERGY -- 3.0%
                       Energy Services -- 1.9%
                       Cooper Cameron Corp.+.......................................      151,200        3,534,300
                       Halliburton Co. ............................................      451,600       13,406,875
                       Schlumberger Ltd. ..........................................      387,600       18,459,450
                       Energy Sources -- 1.1%
                       Amerada Hess Corp. .........................................        1,800           85,500
                       Atlantic Richfield Co. .....................................        4,800          275,400
                       BP Amoco PLC ADR............................................       81,323        6,597,328
                       Burlington Resources, Inc. .................................          700           21,175
                       Chevron Corp. ..............................................        8,100          605,475
                       Devon Energy Corp. .........................................      295,200        7,730,550
                       Exxon Corp. ................................................       24,800        1,746,850
                       Mobil Corp. ................................................        2,200          192,913
                       Noble Affiliates, Inc. .....................................      129,357        2,546,716
                       Sonat, Inc. ................................................        2,200           56,650
                                                                                                   ---------------
                                                                                                       55,259,182
                                                                                                   ---------------
                       FINANCE -- 36.5%
                       Banks -- 5.4%
                       Bank One Corp. .............................................      393,632       20,616,476
                       BankAmerica Corp. ..........................................      648,064       43,339,280
                       First Union Corp. ..........................................        4,500          236,812
                       Golden West Financial Corp. ................................      108,800       10,213,600
                       SunTrust Banks, Inc. .......................................      116,500        8,205,969
                       U.S. Bancorp................................................      514,300       17,325,481
                       Financial Services -- 21.2%
                       American Express Co. .......................................      962,400       99,006,900
                       Citigroup, Inc. ............................................    1,252,931       70,242,444
                       Donaldson, Lufkin & Jenrette, Inc. .........................      228,200       11,381,475

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Dun & Bradstreet Corp. .....................................          400   $       12,200
                       Federal Home Loan Mortgage Corp. ...........................      319,400       19,802,800
                       Household International, Inc. ..............................    1,024,000       44,992,000
                       Morgan (J.P.) & Co., Inc. ..................................        3,400          358,700
                       Morgan Stanley, Dean Witter & Co. ..........................      478,025       41,498,545
                       ReliaStar Financial Corp. ..................................       57,900        2,399,231
                       State Street Corp. .........................................      145,900       10,431,850
                       Wells Fargo Co. ............................................    2,549,300       89,066,169
                       Insurance -- 9.6%
                       20th Century Industries.....................................      113,700        2,409,019
                       Allstate Corp. .............................................      509,190       19,126,449
                       American International Group, Inc.*.........................       73,300        7,545,319
                       Berkley (W.R.) Corp. .......................................       84,900        2,207,400
                       Chubb Corp. ................................................      673,000       39,538,750
                       Progressive Corp. ..........................................      376,200       47,001,487
                       Transatlantic Holdings, Inc. ...............................      550,600       41,260,588
                       UNUM Corp. .................................................      295,700       17,871,369
                       Investment Companies -- 0.3%
                       Morgan Stanley Asia-Pacific Fund............................      741,767        5,563,253
                                                                                                   ---------------
                                                                                                      671,653,566
                                                                                                   ---------------
                       HEALTHCARE -- 5.4%
                       Drugs -- 4.5%
                       American Home Products Corp. ...............................      378,800       22,230,825
                       Bristol-Myers Squibb Co. ...................................       63,400        8,127,087
                       Glaxo Wellcome PLC ADR......................................       23,700        1,608,638
                       Lilly (Eli) & Co. ..........................................       53,900        5,049,756
                       Merck & Co., Inc. ..........................................       52,900        7,763,075
                       Pfizer, Inc. ...............................................       41,600        5,350,800
                       SmithKline Beecham PLC ADR..................................      468,700       31,783,719
                       Health Services -- 0.0%
                       IMS Health, Inc. ...........................................          800           29,300
                       Medical Products -- 0.9%
                       Johnson & Johnson Co. ......................................       77,500        6,587,500
                       Novartis AG ADR.............................................      115,700       10,825,355
                                                                                                   ---------------
                                                                                                       99,356,055
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 8.0%
                       Business Services -- 0.3%
                       AC Nielsen Corp.+...........................................          133            3,042
                       Waste Management, Inc. .....................................       82,715        4,130,580
                       WPP Group PLC ADR...........................................       12,200          912,713
                       Electrical Equipment -- 0.1%
                       General Electric Co. .......................................       12,200        1,279,475
                       Machinery -- 1.1%
                       Dover Corp. ................................................      548,400       17,034,675
                       Smith International, Inc.+..................................      113,200        2,865,375
                       Multi-Industry -- 6.0%
                       Berkshire Hathaway, Inc., Class A+..........................        1,395       90,675,000
                       Berkshire Hathaway, Inc., Class B+..........................           24           51,600
                       Tyco International Ltd. ....................................      267,600       20,621,925

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 0.5%
                       Burlington Northern Santa Fe Corp. .........................      249,000   $    8,621,625
                       Canadian National Railway Co. ..............................       23,321        1,247,674
                                                                                                   ---------------
                                                                                                      147,443,684
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 6.3%
                       Broadcasting & Media -- 1.6%
                       Dow Jones & Co., Inc. ......................................       94,500        4,228,875
                       Gannett Co., Inc. ..........................................      232,600       15,307,988
                       New York Times Co., Class A.................................       27,600          947,025
                       Nielsen Media Research, Inc. ...............................          133            2,510
                       R.H. Donnelley Corp. .......................................           80            1,305
                       Tribune Co. ................................................       98,700        6,310,631
                       Washington Post Co., Class B................................        5,000        2,845,000
                       Entertainment Products -- 0.1%
                       Hasbro, Inc. ...............................................       38,600        1,435,438
                       Leisure & Tourism -- 4.6%
                       McDonald's Corp. ...........................................    1,075,800       84,786,487
                                                                                                   ---------------
                                                                                                      115,865,259
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 20.6%
                       Communication Equipment -- 0.5%
                       Molex, Inc. ................................................      334,981        9,944,748
                       Computers & Business Equipment -- 9.8%
                       Hewlett-Packard Co. ........................................    1,347,800      105,633,825
                       International Business Machines Corp. ......................      401,800       73,629,850
                       Electronics -- 9.0%
                       Applied Materials, Inc.+....................................      539,200       34,070,700
                       Intel Corp. ................................................      338,000       47,636,875
                       Motorola, Inc. .............................................       89,700        6,480,825
                       Texas Instruments, Inc. ....................................      782,300       77,349,913
                       Telecommunications -- 1.3%
                       AirTouch Communications, Inc.+..............................      226,900       21,910,031
                       Globalstar Telecommunications Ltd.+.........................       42,296          811,555
                       Loral Space & Communications Corp.+.........................       83,200        1,830,400
                                                                                                   ---------------
                                                                                                      379,298,722
                                                                                                   ---------------
                       MATERIALS -- 4.0%
                       Chemicals -- 0.0%
                       Dow Chemical Co. ...........................................          600           52,838
                       Forest Products -- 1.2%
                       International Paper Co. ....................................        1,300           51,431
                       Sealed Air Corp.+...........................................      434,300       23,045,044
                       Union Camp Corp. ...........................................        2,000          123,375
                       Metals & Minerals -- 2.8%
                       Martin Marietta Materials, Inc. ............................      585,500       30,738,750
                       Vulcan Materials Co. .......................................      149,400       20,551,837
                                                                                                   ---------------
                                                                                                       74,563,275
                                                                                                   ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       REAL ESTATE -- 3.8%
                       Real Estate Companies -- 0.0%
                       Boardwalk Equities, Inc.+...................................       30,700   $      295,290
                       Real Estate Investment Trusts -- 3.8%
                       CenterPoint Properties Corp. ...............................       46,100        1,504,013
                       Crescent Real Estate Equities Co. ..........................      543,600       11,517,525
                       Equity Office Properties Trust..............................      175,300        4,470,150
                       Equity Residential Properties Trust.........................       69,600        2,831,850
                       Federal Realty Investment Trust.............................       47,800        1,099,400
                       Gables Residential Trust....................................       29,700          681,244
                       General Growth Properties, Inc. ............................      333,000       11,530,125
                       Home Properties of New York, Inc. ..........................       34,200          887,063
                       Kimco Realty Corp. .........................................       10,550          411,450
                       Mack-Cali Realty Corp. .....................................      113,100        3,378,862
                       Public Storage, Inc. .......................................      115,700        2,943,119
                       Reckson Associates Realty Corp. ............................       99,600        2,191,200
                       The Rouse Co. ..............................................      627,200       14,817,600
                       United Dominion Realty Trust, Inc. .........................       52,200          515,475
                       Vornado Realty Trust........................................      266,600        9,414,312
                       Weingarten Realty Investors.................................       15,200          598,500
                                                                                                   ---------------
                                                                                                       69,087,178
                                                                                                   ---------------
                       UTILITIES -- 0.0%
                       Electric Utilities -- 0.0%
                       Carolina Power & Light Co. .................................          900           37,462
                       Duke Energy Corp. ..........................................        1,400           86,537
                       Edison International........................................          700           19,469
                       New England Electric System.................................          500           24,469
                       Southern Co. ...............................................        1,600           43,100
                       Wisconsin Energy Corp. .....................................          800           20,800
                       Gas & Pipeline Utilities -- 0.0%
                       Sempra Energy+..............................................          500           11,500
                       Telephone -- 0.0%
                       SBC Communications, Inc. ...................................        2,400          129,600
                                                                                                   ---------------
                                                                                                          372,937
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $1,355,950,332)....................                 1,750,608,795
                                                                                                   ---------------

                                         PREFERRED STOCK -- 0.7%
                       -------------------------------------------------------------------------------------------
                       FINANCE -- 0.1%
                       Financial Services -- 0.1%
                       Devon Financing Trust, convertible $3.25....................       30,700        1,807,463
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       General Growth Properties, Inc. convertible 7.25%...........      280,400        6,799,700
                       The Rouse Co., Series B convertible $3.00...................       16,000          656,000
                       Vornado Realty Trust, Series A convertible 6.50%............        9,100          473,200
                                                                                                   ---------------
                                                                                                        7,928,900
                                                                                                   ---------------

---------------------

                                       PREFERRED STOCK (CONTINUED)                     SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.2%
                       Telecommunications -- 0.2%
                       AirTouch Communications, Inc., Series C convertible 4.25%...       18,997   $    2,550,347
                                                                                                   ---------------
                       TOTAL PREFERRED STOCK (cost $11,424,783)....................                    12,286,710
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,367,375,115)...........                 1,762,895,505
                                                                                                   ---------------
                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 2.6%                    AMOUNT
                       -------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS -- 2.6%
                       Federal Home Loan Bank Discount Notes 4.75% due 02/03/99....  $16,780,000       16,775,572
                       Federal Home Loan Mortgage Discount Notes 4.70% due
                         02/08/99..................................................   31,465,000       31,436,244
                                                                                                   ---------------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $48,211,816).........                    48,211,816
                                                                                                   ---------------
                       TOTAL SHORT-TERM SECURITIES (cost $48,211,816)..............                    48,211,816
                                                                                                   ---------------
                                       REPURCHASE AGREEMENT -- 1.8%
                       -------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 1.8%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 4.70%, dated 01/29/99, to be repurchased
                         02/01/99 in the amount of $32,146,586 and collateralized
                         by $32,330,000 of Federal National Mortgage Association
                         bearing interest at 5.80%, due 03/10/00 and having an
                         approximate aggregate value of $33,099,357 (cost
                         $32,134,000)..............................................   32,134,000       32,134,000
                                                                                                   ---------------
                       TOTAL INVESTMENTS --
                         (cost $1,447,720,931)                         100.2%                       1,843,241,321
                       Liabilities in excess of other assets --         (0.2)                          (2,887,771)
                                                                      ------                       ---------------
                       NET ASSETS --                                   100.0%                      $1,840,353,550
                                                                      ======                       ===============

              -----------------------------

              + Non-income producing securities

              * Security represents an investment in an affiliated company

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET
    PORTFOLIO                           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 100.1%                       SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 31.8%
                       Automotive -- 14.6%
                       Cooper Tire & Rubber Co.....................................      135,246   $ 2,899,336
                       General Motors Corp.........................................       36,737     3,297,146
                       Genuine Parts Co............................................       81,044     2,583,277
                       Goodyear Tire & Rubber Co...................................       53,324     2,612,876

                       Retail -- 17.2%
                       American Greetings Corp., Class A...........................       66,884     2,641,918
                       International Flavors & Fragrances, Inc.....................       60,984     2,660,427
                       May Department Stores Co....................................       44,426     2,682,220
                       Newell Co...................................................       65,302     2,714,114
                       Winn Dixie Stores, Inc......................................       59,463     2,716,716
                                                                                                   ------------
                                                                                                    24,808,030
                                                                                                   ------------
                       CONSUMER STAPLES -- 20.3%
                       Food, Beverage & Tobacco -- 20.3%
                       Bestfoods...................................................       49,221     2,476,432
                       ConAgra, Inc................................................       83,735     2,721,387
                       H.J. Heinz & Co.............................................       47,113     2,653,051
                       Kellogg Co..................................................       78,521     3,209,546
                       Philip Morris Cos., Inc.....................................       49,165     2,310,755
                       UST, Inc....................................................       78,092     2,459,898
                                                                                                   ------------
                                                                                                    15,831,069
                                                                                                   ------------
                       ENERGY -- 5.9%
                       Energy Sources -- 5.9%
                       Chevron Corp................................................       31,826     2,378,994
                       Royal Dutch Petroleum Co. ADR...............................       55,247     2,213,333
                                                                                                   ------------
                                                                                                     4,592,327
                                                                                                   ------------
                       FINANCE -- 3.4%
                       Financial Services -- 3.4%
                       Morgan (J.P.) & Co., Inc....................................       24,982     2,635,601
                                                                                                   ------------
                       INDUSTRIAL & COMMERCIAL -- 16.3%
                       Business Services -- 6.3%
                       Bemis Co., Inc..............................................       72,176     2,453,984
                       National Service Industries, Inc............................       72,541     2,484,529

                       Machinery -- 3.3%
                       Caterpillar, Inc............................................       58,648     2,540,192

                       Multi-Industry -- 3.6%
                       Minnesota Mining & Manufacturing Co.........................       36,610     2,841,851

                       Transportation -- 3.1%
                       Norfolk Southern Corp.......................................       86,436     2,382,392
                                                                                                   ------------
                                                                                                    12,702,948
                                                                                                   ------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 3.1%
                       Entertainment Products -- 3.1%
                       Eastman Kodak Co............................................       37,280   $ 2,437,180
                       INFORMATION TECHNOLOGY -- 6.9%
                       Electronics -- 3.2%
                       Emerson Electric Co.........................................       43,568     2,535,113

                       Telecommunications -- 3.7%
                       ALLTEL Corp.................................................       44,845     2,895,305
                                                                                                   ------------
                                                                                                     5,430,418
                                                                                                   ------------
                       MATERIALS -- 12.4%
                       Chemicals -- 9.3%
                       Air Products & Chemicals, Inc...............................       69,712     2,344,066
                       du Pont (E.I.) de Nemours & Co..............................       48,333     2,474,045
                       Nalco Chemical Co...........................................       89,880     2,471,700

                       Forest Products -- 3.1%
                       International Paper Co......................................       61,246     2,423,045
                                                                                                   ------------
                                                                                                     9,712,856
                                                                                                   ------------
                       TOTAL COMMON STOCK (cost $81,201,575).......................                 78,150,429
                                                                                                   ------------
                       TOTAL INVESTMENT SECURITIES (cost $81,201,575)..............                 78,150,429
                                                                                                   ------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.2%                                       AMOUNT
                       ----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 2.2%
                       Joint Repurchase Agreement Account (Note 3)
                         (cost $1,691,000).........................................  $ 1,691,000     1,691,000
                                                                                                   ------------
                       TOTAL INVESTMENTS --
                         (cost $82,892,575)                              102.3%                     79,841,429
                       Liabilities in excess of other assets --           (2.3)                     (1,779,580)
                                                                        ------                     ------------
                       NET ASSETS --                                     100.0%                    $78,061,849
                                                                        ======                     ============

              -----------------------------

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH PORTFOLIO             INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 96.9%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 15.4%
                       Housing -- 1.7%
                       Home Depot, Inc. ...........................................      141,600   $  8,549,100

                       Retail -- 13.7%
                       Amazon.com, Inc.+...........................................       11,400      1,333,088
                       Best Buy Co., Inc.+.........................................       23,100      2,096,325
                       Costco Cos., Inc.+..........................................      117,200      9,712,950
                       CVS Corp. ..................................................      213,200     11,672,700
                       Gap, Inc. ..................................................       45,000      2,888,437
                       Kroger Co.+.................................................       36,100      2,292,350
                       Safeway, Inc.+..............................................      137,100      7,694,737
                       TJX Cos., Inc. .............................................      213,100      6,299,769
                       Wal-Mart Stores, Inc. ......................................      182,400     15,686,400
                       Walgreen Co. ...............................................      131,400      8,212,500
                                                                                                   -------------
                                                                                                     76,438,356
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.7%
                       Food, Beverage & Tobacco -- 1.2%
                       Philip Morris Cos., Inc. ...................................       51,600      2,425,200
                       Quaker Oats Co. ............................................       36,600      2,035,875
                       Sara Lee Corp. .............................................       55,600      1,417,800

                       Household Products -- 1.5%
                       Clorox Co. .................................................       24,500      3,065,562
                       Colgate-Palmolive Co. ......................................          800         64,350
                       Estee Lauder Cos., Inc., Class A............................       49,900      4,094,919
                                                                                                   -------------
                                                                                                     13,103,706
                                                                                                   -------------
                       ENERGY -- 1.6%
                       Energy Sources -- 1.6%
                       Exxon Corp. ................................................      112,900      7,952,394
                                                                                                   -------------
                       FINANCE -- 13.7%
                       Banks -- 2.8%
                       Charter One Financial, Inc. ................................       21,000        588,000
                       Comerica, Inc. .............................................       64,800      4,045,950
                       Fifth Third Bancorp.........................................       50,450      3,452,672
                       Firstar Corp. ..............................................       64,548      5,692,327
                       Northern Trust Corp. .......................................        1,200        103,875

                       Financial Services -- 7.8%
                       American Express Co. .......................................       27,000      2,777,625
                       Associates First Capital Corp., Class A.....................       54,400      2,206,600
                       Charles Schwab Corp. .......................................       41,100      2,889,844
                       Citigroup, Inc. ............................................       61,500      3,447,844
                       Federal Home Loan Mortgage Corp. ...........................      124,400      7,712,800
                       MBNA Corp. .................................................      215,787      6,028,549
                       Merrill Lynch & Co., Inc. ..................................       32,000      2,432,000
                       Morgan Stanley, Dean Witter & Co. ..........................       42,400      3,680,850
                       Providian Financial Corp. ..................................       44,475      4,483,636
                       Wells Fargo Co. ............................................       88,700      3,098,956

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 3.1%
                       AFLAC, Inc. ................................................       24,500   $  1,050,438
                       American General Corp. .....................................      105,800      7,544,862
                       American International Group, Inc.*.........................       65,375      6,729,539
                                                                                                   -------------
                                                                                                     67,966,367
                                                                                                   -------------
                       HEALTHCARE -- 14.5%
                       Drugs -- 10.9%
                       Bristol-Myers Squibb Co. ...................................       13,700      1,756,169
                       Cardinal Health, Inc., Class A..............................       53,500      3,955,656
                       Centocor, Inc.+.............................................       40,600      1,707,738
                       Lilly (Eli) & Co. ..........................................       88,200      8,263,237
                       Pfizer, Inc. ...............................................       76,000      9,775,500
                       Pharmacia & Upjohn, Inc. ...................................       76,400      4,393,000
                       Schering-Plough Corp. ......................................      208,300     11,352,350
                       Warner-Lambert Co. .........................................      178,100     12,856,594

                       Health Services -- 2.4%
                       IMS Health, Inc. ...........................................      101,200      3,706,450
                       McKesson HBOC, Inc. ........................................      105,773      7,946,196

                       Medical Products -- 1.2%
                       Amgen, Inc.+................................................       10,200      1,303,688
                       Biogen, Inc.+...............................................       28,700      2,819,775
                       Medtronic, Inc. ............................................       23,400      1,864,687
                                                                                                   -------------
                                                                                                     71,701,040
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 8.1%
                       Aerospace & Military Technology -- 1.0%
                       United Technologies Corp. ..................................       41,000      4,896,938

                       Business Services -- 1.5%
                       Quintiles Transnational Corp.+..............................       41,300      2,137,275
                       Waste Management, Inc. .....................................      106,400      5,313,350

                       Electrical Equipment -- 2.5%
                       General Electric Co. .......................................      115,700     12,134,037

                       Multi-Industry -- 3.1%
                       Tyco International Ltd. ....................................      202,400     15,597,450
                                                                                                   -------------
                                                                                                     40,079,050
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 7.2%
                       Broadcasting & Media -- 5.4%
                       Interpublic Group of Cos., Inc. ............................       82,800      6,551,550
                       Time Warner, Inc. ..........................................      199,800     12,487,500
                       Viacom, Inc., Class B NV+...................................       92,900      7,896,500

                       Leisure & Tourism -- 1.8%
                       Carnival Corp., Class A.....................................      125,100      6,137,719
                       Tricon Global Restaurants, Inc.+............................       56,000      2,663,500
                                                                                                   -------------
                                                                                                     35,736,769
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 27.3%
                       Communication Equipment -- 1.1%
                       3Com Corp.+.................................................       40,600      1,908,200
                       Tellabs, Inc.+..............................................       38,300      3,284,225

                       Computers & Business Equipment -- 9.2%
                       Cisco Systems, Inc.+........................................       54,050      6,029,953
                       Computer Sciences Corp.+....................................       63,200      4,333,150

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       Dell Computer Corp.+........................................       55,900   $  5,590,000
                       EMC Corp.+..................................................       89,200      9,711,650
                       International Business Machines Corp. ......................       65,200     11,947,900
                       Pitney Bowes, Inc. .........................................       60,200      4,142,513
                       Sun Microsystems, Inc.+.....................................       34,800      3,888,900

                       Electronics -- 3.4%
                       Intel Corp. ................................................       95,800     13,501,813
                       Micron Technology, Inc.+....................................       45,200      3,531,250

                       Software -- 5.6%
                       America Online, Inc.+.......................................       17,200      3,021,825
                       BMC Software, Inc. .........................................       12,240        571,455
                       Compuware Corp.+............................................       52,000      3,445,000
                       Comverse Technology, Inc.+..................................        2,600        218,400
                       Microsoft Corp.+............................................      117,400     20,545,000

                       Telecommunications -- 8.0%
                       AirTouch Communications, Inc.+..............................       45,500      4,393,594
                       Ascend Communications, Inc.+................................       53,200      4,645,025
                       General Instrument Corp.+...................................       63,000      2,236,500
                       Lucent Technologies, Inc. ..................................      129,000     14,520,562
                       Tele-Communications Ventures Group, Series A+...............      207,800      5,662,550
                       Tele-Communications, Inc., Series A+........................      117,700      8,069,806
                                                                                                   -------------
                                                                                                    135,199,271
                                                                                                   -------------
                       UTILITIES -- 6.4%
                       Electric Utilities -- 0.6%
                       PECO Energy Co. ............................................       78,700      3,005,356

                       Telephone -- 5.8%
                       MCI WorldCom, Inc.+.........................................      163,700     13,055,075
                       SBC Communications, Inc. ...................................      143,300      7,738,200
                       Sprint Corp. ...............................................       93,500      7,807,250
                                                                                                   -------------
                                                                                                     31,605,881
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $326,249,351).............                 479,782,834
                                                                                                   -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.7%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 3.7%
                       Agreement with C.S. First Boston Corp., bearing interest at
                         4.68%, dated 01/29/99, to be repurchased 02/01/99 in the
                         amount of $18,196,094 and collateralized by $15,084,000 of
                         U.S. Treasury Bonds, bearing interest at 6.75%, due
                         08/15/26 and having an approximate aggregate value of
                         $18,615,931 (cost $18,189,000)............................  $18,189,000     18,189,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $344,438,351)                         100.6%                         497,971,834
                       Liabilities in excess of other assets --       (0.6)                          (3,159,300)
                                                                    ------                        -------------
                       NET ASSETS --                                 100.0%                        $494,812,534
                                                                    ======                        =============


              -----------------------------

              + Non-income producing securities

              * Security represents an investment in an affiliated company

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS GROWTH AND INCOME
    PORTFOLIO                           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 92.3%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 11.5%
                       Automotive -- 1.4%
                       Ford Motor Co. .............................................       28,200   $  1,732,537
                       General Motors Corp. .......................................       22,500      2,019,375
                       Housing -- 1.6%
                       Black & Decker Corp. .......................................       43,600      2,310,800
                       Home Depot, Inc. ...........................................       29,800      1,799,175
                       Retail -- 8.5%
                       Albertsons, Inc. ...........................................       17,000      1,037,000
                       American Stores Co. ........................................       11,800        427,750
                       CVS Corp. ..................................................       31,100      1,702,725
                       Dayton Hudson Corp. ........................................       24,200      1,542,750
                       Fred Meyer, Inc.+...........................................       22,950      1,434,375
                       Kroger Co.+.................................................       21,700      1,377,950
                       Newell Co. .................................................       55,800      2,319,188
                       Nordstrom, Inc. ............................................       28,000      1,165,500
                       Office Depot, Inc.+.........................................       31,100      1,080,725
                       Rite Aid Corp. .............................................       65,700      3,227,512
                       Safeway, Inc.+..............................................       65,000      3,648,125
                       TJX Cos., Inc. .............................................       80,800      2,388,650
                       Wal-Mart Stores, Inc........................................       15,900      1,367,400
                                                                                                   -------------
                                                                                                     30,581,537
                                                                                                   -------------
                       CONSUMER STAPLES -- 9.6%
                       Food, Beverage & Tobacco -- 5.3%
                       Anheuser-Busch Cos., Inc. ..................................       43,100      3,046,631
                       Coca-Cola Co. ..............................................        4,600        301,013
                       Hershey Foods Corp. ........................................       52,800      2,970,000
                       Interstate Bakeries Corp....................................       26,400        648,450
                       Nestle SA+..................................................          400        733,413
                       PepsiCo, Inc. ..............................................       10,900        425,781
                       Philip Morris Cos., Inc. ...................................       76,200      3,581,400
                       Ralston-Purina Group........................................       88,900      2,433,638

                       Household Products -- 4.3%
                       Clorox Co. .................................................        8,900      1,113,612
                       Colgate-Palmolive Co. ......................................       13,200      1,061,775
                       Gillette Co. ...............................................       56,400      3,313,500
                       Kimberly-Clark Corp. .......................................       42,200      2,102,088
                       Procter & Gamble Co. .......................................       34,200      3,107,925
                       Unilever NV.................................................       10,300        787,950
                                                                                                   -------------
                                                                                                     25,627,176
                                                                                                   -------------
                       ENERGY -- 4.3%
                       Energy Sources -- 4.3%
                       BP Amoco PLC ADR............................................       49,082      3,981,777
                       Chevron Corp. ..............................................        4,500        336,375
                       Exxon Corp. ................................................       52,600      3,705,013
                       Mobil Corp. ................................................       32,000      2,806,000

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Texaco, Inc. ...............................................        9,200   $    435,850
                       USX-Marathon Group, Inc. ...................................       11,600        263,900
                                                                                                   -------------
                                                                                                     11,528,915
                                                                                                   -------------
                       FINANCE -- 16.6%
                       Banks -- 3.4%
                       BankAmerica Corp. ..........................................       23,919      1,599,583
                       Bankers Trust New York Corp. ...............................        9,400        817,800
                       Comerica, Inc. .............................................        6,900        430,819
                       Fleet Financial Group, Inc. ................................        8,400        372,225
                       National City Corp. ........................................       27,900      1,982,644
                       Northern Trust Corp. .......................................       13,500      1,168,594
                       Sao Paulo Istituto Mobilare Italiano SpA....................       48,100        784,625
                       U.S. Bancorp................................................       57,400      1,933,662

                       Financial Services -- 6.5%
                       Associates First Capital Corp., Class A.....................       63,600      2,579,775
                       Federal Home Loan Mortgage Corp. ...........................       57,400      3,558,800
                       MBIA, Inc. .................................................       14,300        937,544
                       State Street Corp. .........................................       31,400      2,245,100
                       Torchmark, Inc. ............................................       55,100      1,807,969
                       Transamerica Corp. .........................................       35,400      1,982,400
                       Washington Mutual, Inc. ....................................       31,700      1,331,400
                       Wells Fargo & Co. ..........................................       79,300      2,770,543

                       Insurance -- 6.7%
                       AFLAC, Inc. ................................................       20,100        861,788
                       Allstate Corp. .............................................       55,300      2,077,206
                       Chubb Corp. ................................................       11,400        669,750
                       CIGNA Corp. ................................................       41,800      3,443,275
                       Equitable Cos., Inc. .......................................       24,900      1,736,775
                       EXEL Ltd., Class A..........................................       12,100        772,131
                       Hartford Financial Services, Inc. ..........................       64,100      3,329,194
                       Lincoln National Corp. .....................................       25,500      2,124,469
                       Progressive Corp............................................       22,600      2,823,587
                                                                                                   -------------
                                                                                                     44,141,658
                                                                                                   -------------
                       HEALTHCARE -- 13.5%
                       Drugs -- 8.7%
                       American Home Products Corp. ...............................       79,600      4,671,525
                       Bristol-Myers Squibb Co. ...................................       34,100      4,371,194
                       Lilly (Eli) & Co. ..........................................       11,900      1,114,881
                       Merck & Co., Inc. ..........................................        2,600        381,550
                       Pfizer, Inc. ...............................................       46,500      5,981,062
                       Pharmacia & Upjohn, Inc. ...................................       50,700      2,915,250
                       Schering-Plough Corp. ......................................       22,900      1,248,050
                       Warner-Lambert Co. .........................................       34,200      2,468,813

                       Health Services -- 1.8%
                       HEALTHSOUTH Corp.+..........................................       41,900        568,269
                       McKesson HBOC, Inc. ........................................       32,900      2,471,612
                       Tenet Healthcare Corp.+.....................................        6,500        134,875
                       United HealthCare Corp. ....................................       36,500      1,633,375

                       Medical Products -- 3.0%
                       Guidant Corp. ..............................................       48,000      2,829,000
                       Johnson & Johnson Co. ......................................       40,000      3,400,000
                       Medtronic, Inc. ............................................       22,210      1,769,897
                                                                                                   -------------
                                                                                                     35,959,353
                                                                                                   -------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 9.3%
                       Aerospace & Military Technology -- 3.5%
                       Allied Signal, Inc. ........................................       55,700   $  2,172,300
                       General Dynamics Corp. .....................................       23,600      1,371,750
                       United Technologies Corp. ..................................       48,000      5,733,000
                       Business Services -- 0.9%
                       Rentokil Initial PLC........................................      122,200        902,960
                       Service Corp. International.................................       76,700      1,217,612
                       Waste Management, Inc.......................................        5,300        264,669
                       Electrical Equipment -- 1.6%
                       General Electric Co.........................................       40,700      4,268,412
                       Machinery -- 1.1%
                       Federal-Mogul Corp..........................................       28,500      1,688,625
                       Illinois Tool Works, Inc....................................       19,700      1,188,156
                       Multi-Industry -- 1.4%
                       Tyco International Ltd......................................       49,400      3,806,888
                       Transportation -- 0.8%
                       Burlington Northern Santa Fe Corp...........................       11,800        408,575
                       Canadian National Railway Co................................       29,600      1,583,600
                                                                                                   -------------
                                                                                                     24,606,547
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.2%
                       Broadcasting & Media -- 3.8%
                       Gannett Co., Inc............................................       20,900      1,375,481
                       Infinity Broadcasting Corp., Class A........................        5,400        149,513
                       MediaOne Group, Inc.+.......................................       31,800      1,782,787
                       Reuters Group PLC...........................................      102,700      1,563,374
                       Reuters Group PLC ADR.......................................       14,800      1,356,050
                       Time Warner, Inc............................................       38,700      2,418,750
                       Tribune Co..................................................       22,800      1,457,775
                       Leisure & Tourism -- 1.4%
                       Disney (Walt) Co............................................       66,000      2,178,000
                       McDonald's Corp.............................................       19,200      1,513,200
                                                                                                   -------------
                                                                                                     13,794,930
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 12.7%
                       Communication Equipment -- 0.1%
                       Alcatel Alsthom ADR.........................................        8,600        197,800
                       Computers & Business Equipment -- 2.9%
                       Cisco Systems, Inc.+........................................        9,375      1,045,898
                       Sun Microsystems, Inc.+.....................................       14,100      1,575,675
                       Xerox Corp..................................................       40,300      4,997,200
                       Electronics -- 2.3%
                       Emerson Electric Co.........................................       34,300      1,995,831
                       Honeywell, Inc..............................................        5,100        332,456
                       Intel Corp..................................................       26,900      3,791,219
                       Software -- 5.4%
                       BMC Software, Inc.+.........................................       16,800        784,350
                       Computer Associates International, Inc......................       49,300      2,495,813
                       DST Systems, Inc.+..........................................       17,600      1,090,100
                       Microsoft Corp.+............................................       43,600      7,630,000
                       Oracle Corp.+...............................................       43,600      2,414,350
                       Telecommunications -- 2.0%
                       Alltel Corp.................................................       57,000      3,680,063
                       Lucent Technologies, Inc....................................       14,900      1,677,181
                                                                                                   -------------
                                                                                                     33,707,936
                                                                                                   -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       MATERIALS -- 0.4%
                       Chemicals -- 0.4%
                       Air Products & Chemicals, Inc...............................       26,400   $    887,700
                       du Pont (E.I.) de Nemours & Co..............................        4,500        230,344
                                                                                                   -------------
                                                                                                      1,118,044
                                                                                                   -------------
                       UTILITIES -- 9.2%
                       Electric Utilities -- 2.9%
                       CMS Energy Corp.............................................       18,000        770,625
                       Firstenergy Corp............................................       29,700        922,556
                       GPU, Inc....................................................       17,500        745,937
                       Houston Industries, Inc. ...................................        5,700        606,338
                       New Century Energies, Inc...................................       12,500        550,000
                       PECO Energy Co..............................................       29,100      1,111,256
                       Pinnacle West Capital Corp..................................       21,300        852,000
                       Texas Utilities Co..........................................       36,000      1,581,750
                       Unicom Corp.................................................       20,100        716,063
                       Gas & Pipeline Utilities -- 0.6%
                       Columbia Gas Energy Group, Inc. ............................       30,200      1,562,850
                       Telephone -- 5.7%
                       Ameritech Corp..............................................       13,800        898,725
                       Bell Atlantic Corp..........................................       34,600      2,076,000
                       BellSouth Corp..............................................       31,400      1,401,225
                       MCI WorldCom, Inc.+.........................................       50,904      4,059,594
                       SBC Communications, Inc.....................................       69,700      3,763,800
                       Sprint Corp.................................................       31,000      2,588,500
                       Sprint Corp. (PCS Group)+...................................        9,600        306,000
                                                                                                   -------------
                                                                                                     24,513,219
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $225,768,055)......................                 245,579,315
                                                                                                   -------------

                                         PREFERRED STOCK -- 0.1%
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE -- 0.1%
                       Drugs -- 0.1%
                       Monsanto Co. 6.50% (cost $218,845)..........................        4,400        215,050
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $225,986,900).............                 245,794,365
                                                                                                   -------------
                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 6.3%                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.3%
                       Student Loan Marketing Discount Note 4.62% due 2/01/99......  $11,600,000     11,600,000
                       FEDERAL AGENCY OBLIGATIONS -- 2.0%
                       Federal Home Loan Mortgage Discount Notes 4.68% due
                         2/02/99...................................................    5,300,000      5,299,311
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $16,899,311)..............                  16,899,311
                                                                                                   -------------
                       TOTAL INVESTMENTS -- (cost $242,886,211)              98.7%                  262,693,676
                       Other assets less liabilities --                       1.3                     3,375,266
                                                                           ------                  -------------
                       NET ASSETS --                                        100.0%                 $266,068,942
                                                                           ======                  =============


              -----------------------------

              + Non-income producing securities.

              ADR -- American Depository Receipt

               See Notes to Financial Statements.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 99.6%                        SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 14.7%
                       Housing -- 6.2%
                       Home Depot, Inc. ...........................................    1,517,900   $   91,643,212
                       Lowe's Cos., Inc. ..........................................      413,500       24,112,219

                       Retail -- 8.5%
                       Dayton Hudson Corp. ........................................      572,600       36,503,250
                       Gap, Inc. ..................................................       59,800        3,838,413
                       Kohl's Corp.+...............................................      430,600       29,173,150
                       Kroger Co.+.................................................      287,400       18,249,900
                       Rite Aid Corp. .............................................      385,100       18,918,037
                       Wal-Mart Stores, Inc. ......................................      610,500       52,503,000
                                                                                                   ---------------
                                                                                                      274,941,181
                                                                                                   ---------------
                       CONSUMER STAPLES -- 1.8%
                       Food, Beverage & Tobacco -- 1.2%
                       Philip Morris Cos., Inc. ...................................      486,000       22,842,000

                       Household Products -- 0.6%
                       Colgate-Palmolive Co. ......................................      124,200        9,990,337
                                                                                                   ---------------
                                                                                                       32,832,337
                                                                                                   ---------------
                       FINANCE -- 15.4%
                       Banks -- 2.8%
                       BankAmerica Corp. ..........................................      439,400       29,384,875
                       Fifth Third Bancorp.........................................       93,400        6,392,063
                       U.S. Bancorp................................................      509,400       17,160,412

                       Financial Services -- 11.6%
                       Associates First Capital Corp., Class A.....................      814,262       33,028,502
                       Citigroup, Inc. ............................................      339,950       19,058,447
                       Federal Home Loan Mortgage Corp. ...........................      355,400       22,034,800
                       Federal National Mortgage Association.......................      258,700       18,852,763
                       MBNA Corp. .................................................    2,347,400       65,580,488
                       Morgan Stanley, Dean Witter & Co. ..........................      324,100       28,135,931
                       Washington Mutual, Inc. ....................................      725,700       30,479,400

                       Insurance -- 1.0%
                       American International Group, Inc.*.........................       76,900        7,915,894
                       Progressive Corp. ..........................................       81,400       10,169,912
                                                                                                   ---------------
                                                                                                      288,193,487
                                                                                                   ---------------
                       HEALTHCARE -- 14.0%
                       Drugs -- 10.1%
                       Bristol-Myers Squibb Co. ...................................      450,500       57,748,469
                       Merck & Co., Inc. ..........................................       52,100        7,645,675
                       Pfizer, Inc. ...............................................      456,000       58,653,000
                       Schering-Plough Corp. ......................................      974,300       53,099,350
                       Warner-Lambert Co. .........................................      146,800       10,597,125

                       Health Services -- 3.9%
                       IMS Health, Inc. ...........................................      505,400       18,510,275
                       McKesson HBOC, Inc. ........................................      723,420       54,346,927
                                                                                                   ---------------
                                                                                                      260,600,821
                                                                                                   ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 6.9%
                       Aerospace & Military Technology -- 1.8%
                       United Technologies Corp. ..................................      287,000   $   34,278,562

                       Electrical Equipment -- 0.5%
                       General Electric Co. .......................................       88,300        9,260,463

                       Multi-Industry -- 4.6%
                       Tyco International Ltd. ....................................    1,104,000       85,077,000
                                                                                                   ---------------
                                                                                                      128,616,025
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 1.8%

                       Leisure & Tourism -- 1.8%
                       Delta Air Lines, Inc. ......................................       94,800        5,172,525
                       Northwest Airlines Corp., Class A+..........................      496,800       13,599,900
                       UAL Corp.+..................................................      228,700       14,236,575
                                                                                                   ---------------
                                                                                                       33,009,000
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 42.8%
                       Communication Equipment -- 6.8%
                       Nokia Corp., Class A ADR....................................      875,900      126,129,600

                       Computers & Business Equipment -- 16.4%
                       Cisco Systems, Inc.+........................................      783,800       87,442,687
                       Compaq Computer Corp. ......................................       24,800        1,181,100
                       Dell Computer Corp.+........................................    1,167,800      116,780,000
                       EMC Corp.+..................................................      652,900       71,084,488
                       Sun Microsystems, Inc.+.....................................      265,100       29,624,925

                       Electronics -- 5.2%
                       AMP, Inc. ..................................................      277,300       14,592,912
                       Intel Corp. ................................................      582,900       82,152,469

                       Software -- 4.5%
                       America Online, Inc.+.......................................       95,300       16,743,019
                       Microsoft Corp.+............................................      322,100       56,367,500
                       Netscape Communications Corp.+..............................      156,600       11,559,037

                       Telecommunications -- 9.9%
                       AirTouch Communications, Inc.+..............................    1,209,300      116,773,032
                       Liberty Media Group, Series A+..............................      647,900       34,662,650
                       Lucent Technologies, Inc. ..................................      233,900       26,328,369
                       Tele-Communications, Inc., Class A+.........................      106,100        7,274,481
                                                                                                   ---------------
                                                                                                      798,696,269
                                                                                                   ---------------
                       UTILITIES -- 2.2%
                       Telephone -- 2.2%
                       MCI WorldCom, Inc.+.........................................      512,700       40,887,825
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,279,072,458)...........                 1,857,776,945
                                                                                                   ---------------

---------------------

                                                                                      PRINCIPAL
                       SHORT-TERM SECURITIES -- 1.3%                                   AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 1.3%
                       Cayman Island Time Deposit with State Street Bank & Trust
                         Co. 4.50% due 2/01/99 (cost $23,083,000)..................  $23,083,000   $   23,083,000
                                                                                                   ---------------
                       TOTAL INVESTMENTS --
                         (cost $1,302,155,458)                         100.9%                       1,880,859,945
                       Liabilities in excess of other assets --         (0.9)                         (15,936,076)
                       ------                                         ------                       ---------------
                       NET ASSETS --                                   100.0%                      $1,864,923,869
                                                                      ======                       ===============


              -----------------------------

              +  Non-income producing securities

              * Security represents an investment in an affiliated company

              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 94.3%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       AUSTRALIA -- 0.7%
                       Coca-Cola Amatil Ltd. (Consumer Staples)....................      202,700   $    828,706
                       National Australia Bank Ltd. (Finance)......................      138,000      2,319,420
                                                                                                   -------------
                                                                                                      3,148,126
                                                                                                   -------------
                       DENMARK -- 0.8%
                       Ratin AS, Class B (Multi-industry)..........................       19,000      3,951,070
                                                                                                   -------------
                       FINLAND -- 2.7%
                       Enso OY, Series R (Materials)...............................      186,400      1,678,170
                       Nokia Corp., Class A ADR (Information Technology)+..........       75,638     11,048,621
                                                                                                   -------------
                                                                                                     12,726,791
                                                                                                   -------------
                       FRANCE -- 5.2%
                       Assurances Generales de France (Finance)+...................       35,700      2,094,030
                       Banque Nationale de Paris (Finance)+........................       50,000      4,544,158
                       Compagnie de St. Gobain (Materials).........................       14,286      2,000,720
                       Compagnie Francaise d' Etudes de Construction Technip
                         (Industrial & Commercial).................................       26,000      2,305,329
                       Sanofi SA (Healthcare)......................................        7,400      1,455,267
                       Schneider SA (Industrial & Commercial)+.....................       41,200      2,393,222
                       Suez Lyonnaise des Eaux (Multi-industry)....................       25,000      5,155,161
                       Valeo SA (Consumer Discretionary)...........................       47,400      4,170,462
                                                                                                   -------------
                                                                                                     24,118,349
                                                                                                   -------------
                       GERMANY -- 1.5%
                       DaimlerChrysler AG (Consumer Discretionary)+................       16,000      1,667,839
                       Mannesmann AG (Industrial & Commercial).....................       16,000      2,262,587
                       Merck KGAA (Healthcare).....................................       37,780      1,387,169
                       Schmalbach-Lubeca AG (Materials)............................       13,658      1,630,202
                                                                                                   -------------
                                                                                                      6,947,797
                                                                                                   -------------
                       GREECE -- 0.4%
                       Panafon Hellenic Telecom SA GDR (Information Technology)+...       54,000      1,850,130
                                                                                                   -------------
                       HONG KONG -- 0.3%
                       China Telecom (Hong Kong) Ltd. (Information Technology)+....      622,000      1,111,746
                       Johnson Electric Holdings Ltd. (Information Technology).....       94,500        231,104
                                                                                                   -------------
                                                                                                      1,342,850
                                                                                                   -------------
                       INDIA -- 0.2%
                       Videsh Sanchar Nigam Ltd GDR (Information Technology)+......      104,000      1,092,000
                                                                                                   -------------
                       IRELAND -- 0.5%
                       CRH PLC (Industrial & Commercial)...........................      134,100      2,156,126
                                                                                                   -------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       ITALY -- 1.6%
                       Banca di Roma (Finance)+....................................    1,800,000   $  2,670,225
                       ENI SpA (Energy)............................................      389,000      2,308,262
                       UniCredito Italiano SpA (Finance)...........................      480,000      2,613,615
                                                                                                   -------------
                                                                                                      7,592,102
                                                                                                   -------------
                       JAPAN -- 8.3%
                       Bridgestone Corp. (Consumer Discretionary)..................      108,000      2,374,035
                       Canon, Inc. (Information Technology)........................       60,000      1,300,806
                       Credit Saison Co., Ltd. (Finance)...........................       72,000      1,542,347
                       Daito Trust Construction Co. (Industrial & Commercial)......      125,130      1,325,673
                       Daiwa Securities Co., Ltd. (Finance)........................      300,000      1,106,849
                       FamilyMart Co., Ltd. (Consumer Discretionary)...............       77,200      3,779,975
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....       90,000      3,328,305
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............       54,000      2,010,948
                       Japan Tobacco, Inc. (Consumer Staples)......................          423      4,120,426
                       KAO Corp. (Consumer Staples)................................      194,000      3,930,003
                       Rohm Co., Ltd. (Information Technology).....................       12,200      1,151,588
                       Takeda Chemical Industries Ltd. (Healthcare)................      132,000      4,722,210
                       TDK Corp. (Information Technology)..........................       30,000      2,472,307
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............      172,000      5,263,566
                                                                                                   -------------
                                                                                                     38,429,038
                                                                                                   -------------
                       MEXICO -- 0.3%
                       Fomento Economico Mexicano SA de CV , Class B ADR (Consumer
                         Staples)..................................................       62,000      1,371,750
                                                                                                   -------------
                       NETHERLANDS -- 3.9%
                       Akzo Nobel NV (Materials)...................................       47,070      1,883,440
                       Equant NV (Information Technology)+.........................       63,900      5,032,125
                       ING Groep NV (Finance)......................................       83,000      4,840,168
                       Koninklijke Ahold NV (Consumer Discretionary)...............       86,800      3,374,510
                       Wolters Kluwer NV (Information & Entertainment)+............       14,000      2,768,327
                                                                                                   -------------
                                                                                                     17,898,570
                                                                                                   -------------
                       SPAIN -- 3.5%
                       Endesa SA (Utilities).......................................      128,000      3,563,393
                       Repsol SA (Energy)..........................................       72,000      3,908,146
                       Tabacalera SA, Series A (Consumer Staples)..................      233,590      5,408,915
                       Telefonica SA (Utilities)...................................       72,000      3,294,301
                       Telefonica SA new shares (Utilities)........................       72,000         65,477
                                                                                                   -------------
                                                                                                     16,240,232
                                                                                                   -------------
                       SWEDEN -- 1.9%
                       Astra AB, Class A (Healthcare)..............................       97,000      2,098,327
                       Autoliv, Inc. ADR (Consumer Discretionary)..................       90,000      3,726,266
                       ForeningsSparbanken AB, Class A (Finance)...................      105,000      2,790,366
                                                                                                   -------------
                                                                                                      8,614,959
                                                                                                   -------------
                       SWITZERLAND -- 3.3%
                       Novartis AG (Healthcare)....................................        2,800      5,254,575
                       Schindler Holding AG (Industrial & Commercial)..............          350        615,771
                       Schindler Holding registered AG (Industrial & Commercial)...          960      1,560,093
                       Schweizerische Rueckversicherungs-Gesellschaft (Consumer
                         Discretionary)+...........................................          970      2,411,807
                       Zurich Allied AG (Finance)+.................................        7,380      5,459,521
                                                                                                   -------------
                                                                                                     15,301,767
                                                                                                   -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 8.2%
                       Bank of Scotland (Finance)..................................      313,596   $  3,979,016
                       Beazer Group PLC (Industrial & Commercial)..................      532,000      1,260,738
                       British Aerospace PLC (Industrial & Commercial).............      150,725      1,144,742
                       British Airways PLC (Information & Entertainment)...........      406,907      2,370,550
                       Diageo PLC (Consumer Staples)...............................      264,992      2,967,643
                       Dixons Group PLC (Information Technology)...................      210,200      3,514,611
                       Kingfisher PLC (Consumer Discretionary).....................      198,944      2,031,531
                       Ladbroke Group PLC (Information & Entertainment)............      418,289      1,559,177
                       Orange PLC (Information Technology)+........................        8,100        119,972
                       Reuters Group PLC (Information & Entertainment).............      205,000      3,120,659
                       Royal & Sun Alliance Insurance Group PLC (Finance)..........       72,000        548,907
                       Tomkins PLC (Multi-industry)................................      720,395      2,608,220
                       United News & Media PLC (Information & Entertainment).......      198,200      1,807,025
                       Vodafone Group PLC (Information Technology).................      299,000      5,830,964
                       Whitbread PLC (Consumer Staples)............................      204,410      2,953,571
                       Williams PLC (Multi-industry)...............................      397,200      2,055,799
                                                                                                   -------------
                                                                                                     37,873,125
                                                                                                   -------------
                       UNITED STATES -- 51.0%
                       AES Corp. (Utilities).......................................      141,000      4,749,937
                       America Online, Inc. (Information Technology)+..............       24,000      4,216,500
                       American International Group, Inc. (Finance)*...............       45,050      4,637,334
                       Avon Products, Inc. (Consumer Staples)......................      103,000      3,804,563
                       Bank One Corp. (Finance)....................................       99,800      5,227,025
                       BankAmerica Corp. (Finance).................................       92,000      6,152,500
                       Bristol-Myers Squibb Co. (Healthcare).......................       73,000      9,357,687
                       Cardinal Health, Inc., Class A (Healthcare).................       40,000      2,957,500
                       Carnival Corp., Class A (Information & Entertainment).......       69,000      3,385,313
                       Chase Manhattan Corp. (Finance).............................       82,000      6,308,875
                       Cisco Systems, Inc. (Information Technology)+...............       43,000      4,797,187
                       Citigroup, Inc. (Finance)...................................       70,599      3,957,956
                       COMPAQ Computer Corp. (Information Technology)..............      142,600      6,791,325
                       Computer Sciences Corp. (Information Technology)+...........       58,200      3,990,337
                       Dayton Hudson Corp. (Consumer Discretionary)................       59,200      3,774,000
                       Dell Computer Corp. (Information Technology)+...............       96,400      9,640,000
                       Federal Home Loan Mortgage Corp. (Finance)..................       58,000      3,596,000
                       Harley-Davidson, Inc. (Consumer Discretionary)..............       98,800      5,137,600
                       Hartford Life, Inc., Class A (Finance)......................       67,500      3,805,313
                       Home Depot, Inc. (Consumer Discretionary)...................      100,200      6,049,575
                       Household International, Inc. (Finance).....................      106,720      4,689,010
                       Humana, Inc. (Healthcare)...................................       93,300      1,667,738
                       IMS Health, Inc. (Healthcare)...............................       66,000      2,417,250
                       International Business Machines Corp. (Information
                         Technology)...............................................       24,500      4,489,625
                       Kroger Co. (Consumer Discretionary)+........................      113,000      7,175,500
                       Liberty Media Group, Class A (Information Technology)+......      170,825      9,139,137
                       MBIA, Inc. (Finance)........................................       68,000      4,458,250
                       MBNA Corp. (Finance)........................................      181,987      5,084,262
                       MCI WorldCom, Inc. (Utilities)+.............................       65,600      5,231,600
                       McKesson HBOC, Inc. (Healthcare)............................       74,000      5,559,250
                       Microsoft Corp. (Information Technology)+...................       38,500      6,737,500
                       Morgan Stanley, Dean Witter & Co. (Finance).................       40,000      3,472,500
                       Nautica Enterprises, Inc. (Consumer Discretionary)+.........      179,500      2,827,125
                       Philip Morris Cos., Inc. (Consumer Staples).................      124,500      5,851,500
                       PMI Group, Inc. (Finance)...................................       54,300      2,328,113
                       Rite Aid Corp. (Consumer Discretionary).....................       72,100      3,541,913
                       Sanmina Corp. (Information Technology)+.....................      105,000      6,956,250
                       Schering-Plough Corp. (Healthcare)..........................      118,000      6,431,000
                       Solectron Corp. (Information Technology)+...................       85,200      7,588,125
                       Staples, Inc. (Information Technology)+.....................      147,000      4,207,875

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       Tele-Communications, Inc., Series A (Information
                         Technology)+..............................................       69,300   $  4,751,381
                       Tenet Healthcare Corp. (Healthcare)+........................      101,000      2,095,750
                       TJX Cos., Inc. (Consumer Discretionary).....................      141,000      4,168,312
                       Tyco International Ltd. (Industrial & Commercial)...........      122,000      9,401,625
                       Tyson Foods, Inc., Class A (Consumer Staples)...............       40,000        837,500
                       United Technologies Corp. (Industrial & Commercial).........       32,200      3,845,888
                       USX-Marathon Group, Inc. (Energy)...........................       79,000      1,797,250
                       Warner-Lambert Co. (Healthcare).............................       45,600      3,291,750
                       Waste Management, Inc. (Industrial & Commercial)............       78,200      3,905,113
                                                                                                   -------------
                                                                                                    236,284,619
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $350,181,344)......................                 436,939,401
                                                                                                   -------------

                                         PREFERRED STOCK -- 0.3%
                       -----------------------------------------------------------------------------------------
                       GERMANY -- 0.3%
                       Henkel KGaA (Multi-industry) (cost $1,779,489)..............       21,960      1,510,263
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $351,960,833).............                 438,449,664
                                                                                                   -------------
                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 4.6%                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 4.6%
                       Cayman Island Time Deposit with State Street Bank & Trust Co.
                         4.50% due 2/01/99 (cost $21,085,000)......................  $21,085,000     21,085,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $373,045,833)                               99.2%                    459,534,664
                       Other assets less liabilities --                     0.8                       3,603,764
                                                                         ------                    -------------
                       NET ASSETS --                                      100.0%                   $463,138,428
                                                                         ======                    =============


              -----------------------------

              + Non-income producing securities

              * Security represents an investment in an affiliated company

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH
    AND INCOME PORTFOLIO                INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 94.9%                           SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       ARGENTINA -- 1.2%
                       YPF Sociedad Anonima ADR (Energy)...........................         52,499      $   1,673,406
                                                                                                        -------------
                       AUSTRALIA -- 1.7%
                       Cable & Wireless Optus Ltd. (Information Technology)+*......         65,700            155,982
                       Pioneer International Ltd. (Industrial & Commercial)+.......        751,000          1,530,914
                       St. George Bank Ltd. (Finance)*(1)..........................         16,300            770,175
                                                                                                        -------------
                                                                                                            2,457,071
                                                                                                        -------------
                       BELGIUM -- 0.5%
                       Electrabel SA (Utilities)...................................          1,771            775,076
                                                                                                        -------------
                       CANADA -- 4.7%
                       Abitibi Consolidated, Inc. (Materials)......................         54,000            502,875
                       Abitibi Consolidated, Inc. (Materials)......................        105,968            998,173
                       Bank of Nova Scotia (Finance)...............................        122,651          2,644,223
                       BCE, Inc. (Information Technology)..........................         21,000            944,478
                       National Bank of Canada (Finance)...........................        102,416          1,593,138
                                                                                                        -------------
                                                                                                            6,682,887
                                                                                                        -------------
                       FRANCE -- 11.7%
                       Assurances Generales de France (Finance)+...................         26,756          1,569,408
                       Groupe Danone (Consumer Staples)............................          9,131          2,563,777
                       Michelin SA, Class B (Consumer Discretionary)...............         27,584          1,056,074
                       Scor (Finance)..............................................         13,346            758,553
                       Societe Generale d'Enterprises SA (Finance)+................          9,471          1,701,053
                       Societe Nationale Elf Aquitaine SA (Energy).................         26,288          2,850,827
                       STMicroelectronics NV (Information Technology)..............         23,652          2,476,238
                       Suez Lyonnaise des Eaux (Multi-industry)....................          4,037            832,455
                       Vivendi (Multi-industry)....................................          9,747          2,851,966
                                                                                                        -------------
                                                                                                           16,660,351
                                                                                                        -------------
                       GERMANY -- 5.7%
                       Bayer AG (Multi-industry)...................................         31,587          1,208,255
                       Deutsche Bank AG (Finance)+.................................         15,665            887,688
                       Hoechst AG (Materials)......................................         75,452          3,242,108
                       VEBA AG (Utilities).........................................         45,999          2,739,962
                                                                                                        -------------
                                                                                                            8,078,013
                                                                                                        -------------
                       GREECE -- 1.2%
                       OTE Greek Telecommunications (Information Technology).......         58,002          1,747,859
                                                                                                        -------------
                       HONG KONG -- 0.3%
                       Hong Kong Electric Holdings Ltd. (Utilities)................        136,000            398,410
                                                                                                        -------------

---------------------

                                         COMMON STOCK (CONTINUED)                         SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       INDIA -- 1.0%
                       Mahanagar Telephone Nigam Ltd. GDR (Information
                         Technology)+..............................................        130,713      $   1,460,718
                                                                                                        -------------
                       IRELAND -- 1.8%
                       CRH PLC (Industrial & Commercial)...........................        154,111          2,522,674
                                                                                                        -------------
                       ITALY -- 5.8%
                       ENI SpA (Energy)............................................        487,743          2,894,186
                       Istituto Nazionale Delle Assicurazioni SpA (Finance)........        579,695          1,397,013
                       Telecom Italia SpA (Information Technology).................        417,367          3,909,401
                                                                                                        -------------
                                                                                                            8,200,600
                                                                                                        -------------
                       JAPAN -- 13.0%
                       Canon, Inc. (Information Technology)........................         61,000          1,322,486
                       Chubu Electric Power (Utilities)............................         22,800            421,585
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....         31,000          1,146,416
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............         53,000          1,973,708
                       Kirin Brewery Co., Ltd. (Consumer Staples)..................        142,000          1,724,736
                       Nikko Securities Co., Ltd. (Finance)........................        925,000          2,711,090
                       Nippon Telegraph & Telephone Corp. (Utilities)..............            247          1,997,207
                       Promise Co. (Finance).......................................         57,360          2,759,095
                       Ricoh Co., Ltd. (Information Technology)....................        178,000          1,733,891
                       Sony Corp. (Information Technology).........................         26,500          1,930,305
                       Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............         28,000            856,859
                                                                                                        -------------
                                                                                                           18,577,378
                                                                                                        -------------
                       MEXICO -- 1.7%
                       Cemex SA de CV (Materials)..................................        238,927            588,780
                       Fomento Economico Mexicano SA de CV (Consumer Staples)+.....        792,311          1,757,220
                                                                                                        -------------
                                                                                                            2,346,000
                                                                                                        -------------
                       NETHERLANDS -- 6.9%
                       ABN Amro Holdings NV (Finance)..............................         24,113            468,719
                       Akzo Nobel NV (Materials)...................................         80,407          3,217,373
                       Gucci Group NV (Consumer Discretionary).....................          3,200            220,620
                       ING Groep NV (Finance)......................................         44,619          2,601,969
                       Philips Electronics NV (Information Technology).............         46,349          3,371,982
                                                                                                        -------------
                                                                                                            9,880,663
                                                                                                        -------------
                       NEW ZEALAND -- 1.2%
                       Telecommunications Corp. of New Zealand Ltd. ADR
                         (Information Technology)..................................        150,230            725,594
                       Telecommunications Corp. of New Zealand Ltd. IR (Information
                         Technology)...............................................        382,513            997,977
                                                                                                        -------------
                                                                                                            1,723,571
                                                                                                        -------------
                       NORWAY -- 0.7%
                       Den Norske Bank ASA (Finance)...............................        214,366            917,860
                                                                                                        -------------
                       PORTUGAL -- 1.3%
                       Portugal Telecom SA (Information Technology)................         37,734          1,900,210
                                                                                                        -------------
                       SINGAPORE -- 1.1%
                       Development Bank of Singapore Ltd. (Finance)................        205,100          1,575,827
                                                                                                        -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                         SHARES            VALUE
                       ----------------------------------------------------------------------------------------------
                       SOUTH KOREA -- 0.3%
                       Pohang Iron & Steel Co., Ltd. ADR (Materials)...............         22,677      $     425,194
                                                                                                        -------------
                       SPAIN -- 2.8%
                       Iberdrola SA (Utilities)....................................        127,234          2,221,566
                       Telefonica de Espana SA (Utilities).........................         39,355          1,800,656
                       Telefonica SA (Utilities)...................................            569             26,034
                                                                                                        -------------
                                                                                                            4,048,256
                                                                                                        -------------
                       SWEDEN -- 5.3%
                       ForeningsSparbanken AB, Class A (Finance)...................         32,659            867,910
                       Pharmacia & Upjohn, Inc. ADR (Healthcare)...................         60,529          3,461,886
                       SKF AB, Series B (Materials)+...............................         82,605          1,060,493
                       Svenska Cellulosa AB, Class B (Materials)...................         54,949          1,178,088
                       Volvo AB, Class B (Consumer Discretionary)..................         35,161            959,228
                                                                                                        -------------
                                                                                                            7,527,605
                                                                                                        -------------
                       SWITZERLAND -- 5.7%
                       Julius Baer Holdings AG (Finance)...........................            519          1,765,693
                       Nestle SA (Consumer Staples)+...............................            545            999,276
                       Novartis AG (Healthcare)....................................            398            746,900
                       Swisscom AG (Utilities)+....................................          5,310          2,322,398
                       UBS AG (Finance)+...........................................          6,968          2,259,812
                                                                                                        -------------
                                                                                                            8,094,079
                                                                                                        -------------
                       UNITED KINGDOM -- 19.3%
                       Allied Zurich PLC (Finance)+................................        146,485          2,261,241
                       Anglian Water PLC (Utilities)...............................         91,800          1,155,726
                       Bass PLC (Consumer Staples)+................................        194,268          2,621,597
                       Blue Circle Industries PLC (Materials)......................        158,500            787,747
                       British Airways PLC (Information & Entertainment)...........        122,400            713,075
                       British America Tobacco PLC (Consumer Staples)+.............         71,057            736,128
                       British Petroleum Co. PLC (Energy)..........................        127,334          1,735,104
                       BTR Ltd PLC (Multi-industry)................................        972,963          1,745,314
                       Cookson Group PLC (Materials)...............................        738,069          1,615,472
                       Diageo PLC (Consumer Staples)...............................        214,595          2,403,248
                       HSBC Holdings PLC (Finance)+................................         97,515          2,428,814
                       National Westminster Bank PLC (Finance).....................         83,303          1,532,686
                       P & O Finance BV (Industrial & Commercial)+.................         68,808            751,896
                       Scottish & Newcastle PLC (Consumer Staples).................         96,188          1,123,906
                       Scottish Power PLC (Utilities)..............................        145,819          1,547,835
                       Siebe PLC (Industrial & Commercial).........................        565,435          1,916,905
                       Tomkins PLC (Multi-industry)................................        659,632          2,388,225
                                                                                                        -------------
                                                                                                           27,464,919
                                                                                                        -------------
                       TOTAL COMMON STOCK (cost $129,725,665)......................                       135,138,627
                                                                                                        -------------
                       WARRANTS -- 0.0%+                                                  WARRANTS
                       ----------------------------------------------------------------------------------------------
                       FRANCE -- 0.0%
                       Allianz AG (Finance)........................................              1                  8
                                                                                                        -------------
                       TOTAL INVESTMENT SECURITIES (cost $129,725,665).............                       135,138,635
                                                                                                        -------------


---------------------

                                                                                        PRINCIPAL
                       REPURCHASE AGREEMENT -- 7.9%                                       AMOUNT            VALUE
                       ----------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 7.9%
                       Agreement with C.S. First Boston Corp., bearing interest at
                         4.68%, dated 01/29/99, to be repurchased 02/01/99 in the
                         amount of $11,301,406 and collateralized by $9,368,000 of
                         U.S. Treasury Bonds, bearing interest at 6.75% due
                         08/15/26 and having an approximate aggregate value of
                         $11,561,525 (cost $11,297,000)............................    $11,297,000      $  11,297,000
                                                                                                        -------------

                       TOTAL INVESTMENTS --
                         (cost $141,022,665)                       102.8%                                      146,435,635
                       Liabilities in excess of other assets --     (2.8)                                       (3,938,964)
                                                                   ------                                     -------------
                       NET ASSETS --                               100.0%                                     $142,496,671
                                                                   ======                                     =============

              -----------------------------

              +  Non-income producing securities

              *  Resale restricted to qualified institutional buyers

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              IR -- Installment Receipt

              (1) Fair valued security; see Note 2

                                                           ---------------------

                                   OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       ---------------------------------------------------------------      GROSS
                           CONTRACT              IN         DELIVERY
                          TO DELIVER        EXCHANGE FOR      DATE       UNREALIZED
                                                                        APPRECIATION
                       ---------------------------------------------------------------
                       *GBP    2,131,000  USD    3,559,836   3/22/99    $    57,280
                       *USD    2,649,758  JPY  307,666,700   3/15/99         17,365
                                                                        ------------
                                                                        $    74,645
                                                                        ============


                                                                      GROSS UNREALIZED
                                                                        DEPRECIATION
                       ----
                       ---------------------------------------------------------------
                       *USD    1,797,616  GBP    1,065,500   3/22/99        (46,338)
                       *USD    1,808,665  GBP    1,065,500   3/22/99        (57,388)
                       *USD    1,800,801  JPY  207,092,100   3/15/99         (5,546)
                       *USD    3,647,038  JPY  408,241,200   3/15/99       (108,048)
                       *JPY  923,000,000  USD    7,056,575   3/15/99       (944,792)
                                                                        ------------
                                                                         (1,162,112)
                                                                        ------------
                             Net Unrealized Depreciation............    $(1,087,467)
                                                                        ============

              -----------------------------

              * Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                       GBP  -- Pound Sterling
                       JPY  -- Japanese Yen
                       USD  -- United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                  INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 85.5%                          SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       AUSTRALIA -- 2.4%
                       Amcor Holdings Ltd. (Materials).............................           33,476   $    157,521
                       AMP Ltd. (Finance)+.........................................           43,800        530,974
                       Australian Gas Light Co., Ltd. (Utilities)..................           17,198        120,759
                       Boral Ltd. (Industrial & Commercial)........................           56,251         80,413
                       Brambles Industries Ltd. (Industrial & Commercial)..........           10,704        291,562
                       Broken Hill Proprietary Co., Ltd. (Energy)..................          102,400        753,266
                       Coca-Cola Amatil Ltd. (Consumer Staples)....................           38,452        157,205
                       Coles Myer Ltd. (Consumer Discretionary)....................           54,481        299,178
                       Crown Ltd. (Information & Entertainment)....................           73,822         33,937
                       CSR Ltd. (Industrial & Commercial)..........................           53,975        126,412
                       Email Ltd. (Multi-industry).................................           17,989         25,954
                       F.H. Faulding & Co., Ltd. (Healthcare)+.....................            6,536         35,805
                       Fosters Brewing Group Ltd. (Consumer Staples)...............           86,773        255,193
                       General Property Trust (Real Estate)........................           65,406        122,744
                       Gio Australia Holdings Ltd. (Finance).......................           31,624         93,402
                       Goodman Fielder Wattie Ltd. (Consumer Staples)..............           63,811         61,885
                       Leighton Holdings Ltd. (Industrial & Commercial)............           15,469         62,833
                       Lend Lease Corp., Ltd. (Finance)............................           27,302        362,025
                       M.I.M. Holdings Ltd. (Materials)............................          107,990         46,245
                       National Australia Bank Ltd. (Finance)......................           70,480      1,184,585
                       News Corp., Ltd. (Information & Entertainment)..............           92,240        669,175
                       Normandy Mining Ltd. (Materials)............................          118,381        103,029
                       North Ltd. (Materials)......................................           51,012         76,778
                       Orica Ltd. (Materials)+.....................................           14,779         75,667
                       Pacific Dunlop Ltd. (Multi-industry)........................           52,118         90,259
                       Pioneer International Ltd. (Industrial & Commercial)+.......           44,023         89,741
                       QBE Insurace Group Ltd. (Finance)...........................           20,113         80,455
                       Rio Tintro, Ltd. (Materials)................................           13,371        165,831
                       Santos Ltd. (Energy)........................................           29,740         86,677
                       Schroders Property Fund (Real Estate).......................           27,586         45,463
                       Smith (Howard) Ltd. (Multi-industry)........................            9,256         63,827
                       Southcorp Ltd. (Multi-industry).............................           30,738        103,561
                       Stockland Trust Group (Real Estate).........................           14,973         38,943
                       TABCORP Holdings Ltd. (Information & Entertainment).........           16,774        119,472
                       Telstra Corp. (Information Technology)+.....................          252,247      1,372,486
                       Western Mining Corp. Holdings Ltd. (Materials)+.............           67,701        208,484
                       Westfield Trust (Real Estate)...............................           53,428        122,775
                       Westfield Trust new shares (Real Estate)+...................            1,061          2,439
                       Westpac Banking Corp., Ltd. (Finance).......................           96,035        665,258
                                                                                                       -------------
                                                                                                          8,982,218
                                                                                                       -------------
                       AUSTRIA -- 0.3%
                       Austria Mikro Systeme International AG (Information
                         Technology)...............................................              154          4,797
                       Austria Tabak AG (Consumer Staples).........................            1,137         87,773
                       Austrian Airlines Osterreische Luftverkehrs AG (Information
                         & Entertainment)+.........................................            1,267         43,928
                       Bank Austria AG (Finance)...................................            5,831        258,507
                       Bau Holdings AG (Consumer Discretionary)....................              243          9,110
                       BBAG Oesterrichische Brau-Beteiligungs AG (Consumer
                         Staples)..................................................              474         24,139

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       AUSTRIA (continued)
                       Boehler-Uddeholm AG (Materials).............................              571   $     25,120
                       BWT AG (Industrial & Commercial)............................               87         18,296
                       Flughafen Wien AG (Industrial & Commercial).................            1,097         49,257
                       Generali Holding Vienna AG (Finance)........................              366         86,538
                       Lenzing AG (Materials)+.....................................              191         11,572
                       Mayr-Melnhof Karton AG (Materials)..........................              619         28,843
                       Oesterreichische Elektrizitaetswirtschafts AG, Class A
                         (Utilities)...............................................            1,578        255,149
                       OMV AG (Energy).............................................            1,381        122,448
                       Radex Heraklith Industriebeteiligungs AG (Materials)........              724         16,254
                       VA Technologies AG (Industrial & Commercial)................              775         52,947
                       Wienerberger Baustoffindustrie AG (Materials)...............              446         80,282
                                                                                                       -------------
                                                                                                          1,174,960
                                                                                                       -------------
                       FRANCE -- 8.8%
                       Accor SA (Information & Entertainment)......................            1,879        384,472
                       Alcatel Alsthom Compagnie General d'Electricite
                         (Information Technology)..................................            7,133        831,926
                       AXA SA de CV (Finance)+.....................................           15,084      2,191,353
                       Banque Nationale de Paris (Finance)+........................            9,925        902,015
                       Bouygues SA (Consumer Discretionary)........................            1,282        336,639
                       Canal Plus (Information & Entertainment)....................            1,592        491,516
                       Cap Gemini SA (Industrial & Commercial).....................            3,116        615,619
                       Carrefour SA (Consumer Discretionary).......................            1,868      1,249,650
                       Compagnie de St. Gobain (Materials).........................            4,088        572,515
                       Compagnie Financiere de Paribas SA (Finance)................            7,683        733,627
                       Eridania Beghin-Say SA (Consumer Staples)...................            1,447        238,507
                       Essilor International SA (Healthcare).......................              533        222,967
                       Etablissements Economiques du Casino Guichard-Perrachon SA
                         (Consumer Discretionary)..................................            4,225        410,637
                       France Telecom SA (Information Technology)..................           31,097      2,930,474
                       Groupe Danone (Consumer Staples)............................            3,715      1,043,087
                       Imetal SA (Materials).......................................              772         84,247
                       Klepierre (Real Estate).....................................            6,110        567,451
                       L'Air Liquide SA (Materials)................................            4,009        656,697
                       L'Oreal (Consumer Staples)..................................            2,890      2,089,392
                       Lafarge SA (Materials)......................................            5,003        438,196
                       Lagardere Group S.C.A. (Industrial & Commercial)............            5,260        230,323
                       Legrand SA (Information Technology).........................            1,478        330,983
                       Michelin SA, Class B (Consumer Discretionary)...............            5,857        224,240
                       Moet Henessy Louis Vuitton (Consumer Staples)...............            4,160      1,011,980
                       Pathe SA (Information & Entertainment)......................              406        108,457
                       Pernod-Ricard (Consumer Staples)............................            3,266        205,679
                       Peugeot SA (Consumer Discretionary).........................            2,481        421,913
                       Pinault-Printemps-Redoute SA (Consumer Discretionary).......            5,070        928,471
                       Promodes (Consumer Discretionary)...........................              903        623,076
                       Rhone-Poulenc Rorer SA, Class A (Materials).................           15,756        829,262
                       Sagem SA (Industrial & Commercial)..........................              237        155,719
                       Sanofi SA (Healthcare)......................................            5,157      1,014,164
                       Schneider SA (Industrial & Commercial)+.....................            6,311        366,593
                       Silic Societe Immobiliere de Location pour L'Industrie et le
                         Commerce (Real Estate)....................................            1,825        305,169
                       Simco SA registered (Real Estate)...........................            5,727        520,813
                       Societe BIC SA (Information Technology).....................            2,508        151,101
                       Societe Eurafrance SA (Finance).............................              200        120,496
                       Societe Generale d'Enterprises SA (Finance)+................            4,520        811,821
                       Societe Nationale Elf Aquitaine SA (Energy).................           11,936      1,294,411
                       Sodexho Alliance SA (Industrial & Commercial)...............            1,524        270,602
                       Sophia SA (Real Estate).....................................            7,500        323,974
                       Suez Lyonnaise des Eaux (Multi-industry)....................            5,892      1,214,968

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       FRANCE (continued)
                       Thomson CSF (Industrial & Commercial).......................            5,801   $    234,097
                       Total SA, Class B (Energy)..................................           11,410      1,160,843
                       Unibail (Union du Credit -- Bail Immobilier) SA (Real
                         Estate)...................................................            4,245        540,456
                       USINOR SACILOR (Materials)..................................           12,014        153,640
                       Valeo SA (Consumer Discretionary)...........................            3,189        280,582
                       Vivendi (Multi-industry)....................................            7,285      2,131,587
                                                                                                       -------------
                                                                                                         32,956,407
                                                                                                       -------------
                       GERMANY -- 7.4%
                       Adidas-Salomon AG (Consumer Discretionary)..................            1,788        148,881
                       Agiv AG (Multi-industry)....................................            1,811         42,161
                       Allianz Holding AG (Finance)................................            9,023      3,312,977
                       AMB Aachener Und Muenchner Beteiligungs AG (Finance)........              775         99,551
                       AXA Colonia Konzern AG (Finance)............................              911         94,238
                       BASF AG (Materials).........................................           22,775        841,408
                       Bayer AG (Multi-industry)...................................           26,195      1,002,002
                       Beiersdorf AG, Series A (Healthcare)........................               17          1,169
                       Bilfinger & Berger Bau AG (Consumer Discretionary)..........            2,396         46,302
                       Brau Und Brunnen AG (Consumer Staples)......................               42          2,960
                       Continental AG (Consumer Discretionary).....................            4,332        116,708
                       DaimlerChrysler AG (Consumer Discretionary)+................           36,394      3,793,709
                       Degussa AG (Materials)......................................            2,675        103,996
                       Deutsche Bank AG (Finance)+.................................           18,551      1,051,229
                       Deutsche Lufthansa AG (Information & Entertainment).........           13,205        278,450
                       Deutsche Telekom AG (Information Technology)................           78,744      3,580,489
                       Deutz AG (Industrial & Commercial)+.........................            2,563         20,832
                       Dresdner Bank AG (Finance)..................................           17,988        736,123
                       FAG Kugelfischer George Schaefer AG (Industrial &
                         Commercial)...............................................            5,541         40,942
                       Heidelberg Zement AG (Materials)............................              736         50,617
                       Hochtief AG (Industrial & Commercial).......................            3,892        117,685
                       HypoVereinsbank AG (Finance)................................           14,817        963,432
                       Karstadt AG (Consumer Discretionary)........................              443        187,332
                       Linde AG (Industrial & Commercial)..........................              292        148,041
                       MAN AG (Industrial & Commercial)............................              476        128,510
                       Mannesmann AG (Industrial & Commercial).....................           13,195      1,865,927
                       Merck KGAA (Healthcare).....................................            7,945        291,717
                       Metro AG (Consumer Discretionary)...........................            8,685        705,896
                       Munchener Ruckversicherungs AG new shares (Finance).........            2,974        719,412
                       Munchener Ruckversicherungs AG registered (Finance)+........            2,974        726,849
                       Preussag AG (Multi-industry)................................              627        320,734
                       RWE AG (Utilities)..........................................           15,665        746,121
                       SAP AG (Information Technology).............................            2,230        773,160
                       Schering AG (Healthcare)....................................            2,832        381,967
                       Siemens AG (Industrial & Commercial)........................           20,644      1,467,865
                       STRABAG AG (Industrial & Commercial)........................                9            506
                       Thyssen AG (Industrial & Commercial)+.......................            1,478        250,337
                       VEBA AG (Utilities).........................................           18,110      1,078,735
                       Viag AG (Multi-industry)....................................            1,073        581,813
                       Volkswagen AG (Consumer Discretionary)......................           10,730        842,835
                                                                                                       -------------
                                                                                                         27,663,618
                                                                                                       -------------
                       HONG KONG -- 1.3%
                       Bank of East Asia Ltd. (Finance)............................           51,600         73,583
                       Cathay Pacific Airways Ltd. (Industrial & Commercial).......          106,000        103,280
                       Cheung Kong Holdings Ltd. (Real Estate).....................           75,000        520,242
                       CLP Holdings Ltd. (Utilities)...............................           85,500        388,396
                       Hang Lung Development Co., Ltd. (Real Estate)...............           52,000         48,317
                       Hang Seng Bank Ltd. (Finance)...............................           62,600        523,094
                       Hong Kong & China Gas Co., Ltd. (Utilities)+................          160,000        185,835

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       HONG KONG (continued)
                       Hong Kong & Shanghai Hotels Ltd. (Information &
                         Entertainment)............................................           47,000   $     28,508
                       Hong Kong Telecommunications Ltd. (Information
                         Technology)...............................................          423,606        686,075
                       Hopewell Holdings Ltd. (Real Estate)........................           45,400         19,042
                       Hutchison Whampoa Ltd. (Multi-industry)+....................          127,000        901,430
                       Hysan Development Co., Ltd. (Real Estate)...................           38,000         43,891
                       Johnson Electric Holdings Ltd. (Information Technology).....           25,700         62,850
                       New World Development Co., Ltd. (Real Estate)...............           75,713        148,518
                       Regal Hotels International Ltd. (Information &
                         Entertainment)............................................          212,000         19,698
                       Sino Land Co., Ltd. (Real Estate)...........................          132,787         64,690
                       South China Morning Post (Holdings) Ltd. (Information &
                         Entertainment)............................................           82,000         35,980
                       Sun Hung Kai Properties Ltd. (Real Estate)+.................           81,000        533,115
                       Swire Pacific Ltd., Class A (Multi-industry)................           54,500        232,804
                       Television Broadcasting Ltd. (Information &
                         Entertainment)............................................           16,000         42,742
                       Wharf Holdings Ltd. (Multi-industry)........................           86,000         99,331
                                                                                                       -------------
                                                                                                          4,761,421
                                                                                                       -------------
                       ITALY -- 5.6%
                       Alitalia SpA (Information & Entertainment)..................           82,254        302,947
                       Assicurazione Generali SpA (Finance)........................           56,730      2,411,844
                       Banca Commerciale Italiana SpA (Finance)+...................          102,200        650,585
                       Banca Intesa SpA (Finance)..................................          109,900        562,180
                       Banca Popolare di Milano (Finance)..........................           13,000        109,651
                       Benetton Group SpA (Consumer Discretionary).................           96,780        162,822
                       Burgo (Cartiere) SpA (Materials)............................            5,700         32,073
                       Ciga SpA (Information & Entertainment)+.....................          227,130        175,569
                       Edison SpA (Utilities)......................................           39,000        425,156
                       ENI SpA (Energy)............................................          456,000      2,705,828
                       Falck Acciaierie & Ferriere Lombarde (Materials)............            2,000         15,005
                       Fiat SpA (Consumer Discretionary)...........................          235,720        760,991
                       Fiat SpA nonconvertible (Consumer Discretionary)............           56,870        101,819
                       Immobilare Metanopoli SpA (Real Estate).....................           51,300         55,983
                       Impreglio SpA (Industrial & Commercial).....................           25,000         20,518
                       Istituto Mobilare Italiano SpA (Finance)....................           83,222      1,357,547
                       Istituto Nazionale Delle Assicurazioni SpA (Finance)........          226,010        544,664
                       Italcementi Fabbriche Riunicemento SpA (Materials)..........            8,550         94,471
                       Italcementi Fabbriche Riunicemento SpA nonconvertible
                         (Materials)...............................................           12,650         63,272
                       Italgas-Societa Italiana Per il Gas SpA (Utilities)+........           25,900        166,935
                       La Rinascente SpA (Consumer Discretionary)..................           13,000        131,965
                       Magneti Marelli SpA (Industrial & Commercial)...............           20,000         31,147
                       Mediaset SpA (Information & Entertainment)..................           62,500        626,633
                       Mediobanca SpA (Finance)....................................           36,940        428,314
                       Montedison SpA (Multi-industry).............................          224,650        228,557
                       Montedison SpA nonconvertible (Multi-industry)..............           72,100         61,470
                       Olivetti Spa (Information Technology)+......................          160,720        632,137
                       Parmalat Finanziaria SpA (Consumer Staples)+................           97,920        154,722
                       Pirelli SpA (Consumer Discretionary)........................          124,000        329,839
                       Reno De Medici SpA (Materials)..............................            1,300          3,089
                       Riunione Adriatica de Sicur Ras SpA (Finance)...............           27,500        321,984
                       Riunione Adriatica de Sicur Ras SpA nonconvertible
                         (Finance).................................................              165          1,454
                       S.A.I Societa Assicuratrice Industriale SpA (Finance).......            7,450         88,499
                       Sirti SpA (Consumer Discretionary)..........................           10,600         60,248
                       SNIA BPD SpA (Multi-industry)...............................           53,000         84,949
                       Telecom Italia Mobile SpA RNC (Information Technology)......           90,000        377,514
                       Telecom Italia Mobile SpA (Information Technology)..........          365,400      2,488,057
                       Telecom Italia SpA (Information Technology).................          203,055      1,901,979
                       Telecom Italia SpA nonconvertible (Information
                         Technology)+..............................................           54,709        370,033

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       ITALY (continued)
                       UniCredito Italiano SpA (Finance)...........................          245,783   $  1,338,296
                       Unione Immobiliare SpA (Real Estate)+.......................          699,831        420,836
                                                                                                       -------------
                                                                                                         20,801,582
                                                                                                       -------------
                       JAPAN -- 16.3%
                       77 Bank, Ltd. (Finance).....................................           14,000        129,736
                       Acom Co., Ltd. (Finance)....................................            5,300        318,900
                       Ajinomoto Co., Inc. (Consumer Staples)......................           54,000        604,681
                       AOKI Corp. (Industrial & Commercial)........................           56,400         24,309
                       Asahi Bank Ltd. (Finance)...................................           77,000        345,158
                       Asahi Breweries Ltd. (Consumer Staples).....................           34,400        464,973
                       Asahi Chemical Industry Co., Inc. (Materials)...............          100,000        422,396
                       Asahi Glass Co., Ltd. (Materials)...........................           94,200        565,176
                       Bank of Tokyo-Mitsubishi Ltd. (Finance).....................          212,400      2,530,380
                       Bank of Yokohama Ltd. (Finance).............................           28,000         56,239
                       Bridgestone Corp. (Consumer Discretionary)..................           37,400        822,120
                       Canon, Inc. (Information Technology)........................           41,200        893,220
                       Casio Computer Co., Ltd. (Information Technology)...........           20,600        150,942
                       Chiba Bank Ltd. (Finance)...................................           27,000        112,650
                       Chugai Pharmaceutical Co., Ltd. (Healthcare)................           34,400        368,598
                       Credit Saison Co., Ltd. (Finance)...........................            6,000        128,529
                       Dai Nippon Printing Co., Ltd. (Industrial & Commercial).....           38,400        561,079
                       Daiei, Inc. (Consumer Discretionary)........................           35,200         97,099
                       Daikin Industries Ltd. (Industrial & Commercial)............           34,400        297,132
                       Daiwa House Industry Co., Ltd. (Consumer Discretionary).....           34,400        353,474
                       Daiwa Securities Co., Ltd. (Finance)........................          128,000        472,255
                       Denso Corp. (Consumer Discretionary)........................           12,859        254,398
                       East Japan Railway Co. (Industrial & Commercial)............              199      1,224,826
                       Ebara Corp. (Industrial & Commercial).......................           22,600        230,861
                       Fanuc Ltd. (Information Technology).........................           14,200        499,427
                       Fuji Bank Ltd. (Finance)....................................          203,000        855,713
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....           20,600        761,812
                       Fujitsu Ltd. (Information Technology).......................           82,400      1,081,808
                       Furukawa Electric Co., Ltd. (Industrial & Commercial).......           24,600        106,030
                       Gunma Bank Ltd. (Finance)...................................           14,000        110,426
                       Hankyu Corp. (Industrial & Commercial)......................           43,000        196,457
                       Hazama Corp. (Industrial & Commercial)......................           32,300         20,047
                       Hitachi Ltd. (Information Technology)+......................          166,800      1,200,621
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............           40,000      1,489,591
                       Industrial Bank of Japan Ltd. (Finance).....................           93,000        468,187
                       Ito-Yokado Co., Ltd. (Consumer Discretionary)...............           16,600      1,046,041
                       Japan Airlines Co., Ltd. (Information & Entertainment)......          105,100        273,611
                       Japan Energy Corp. (Energy).................................           79,400         81,450
                       Joyo Bank Ltd. (Finance)....................................           14,000         50,687
                       Jusco Co., Ltd. (Consumer Discretionary)....................           17,800        345,244
                       Kajima Corp. (Industrial & Commercial)......................           65,800        170,165
                       Kansai Electric Power Co., Inc. (Utilities).................           42,800        861,497
                       KAO Corp. (Consumer Staples)................................           43,800        887,289
                       Kawasaki Steel Corp. (Materials)............................           53,000         75,385
                       Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)....           76,500        435,240
                       Kirin Brewery Co., Ltd. (Consumer Staples)..................           67,800        823,501
                       Komatsu Ltd. (Industrial & Commercial)......................           60,800        321,283
                       Kubota Ltd. (Industrial & Commercial).......................           95,000        259,601
                       Kumagai Gumi Co., Ltd. (Industrial & Commercial)............          103,800         77,847
                       Kyocera Corp. (Information Technology)......................            9,900        528,262
                       Kyowa Hakko Kogyo Co., Ltd. (Healthcare)....................           31,400        162,948
                       Marubeni Corp. (Consumer Discretionary).....................           90,200        154,733
                       Marui Co., Ltd. (Consumer Discretionary)....................            7,800        140,192
                       Matsushita Electric Industrial Co., Ltd. (Industrial &
                         Commercial)+..............................................           85,000      1,447,869

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
                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Mitsubishi Chemical Corp. (Materials).......................          101,000   $    214,180
                       Mitsubishi Corp. (Consumer Discretionary)...................           89,000        510,961
                       Mitsubishi Electric Corp. (Information Technology)..........          118,800        424,999
                       Mitsubishi Estate Co., Ltd. (Real Estate)...................           28,000        260,920
                       Mitsubishi Heavy Industries Ltd. (Industrial &
                         Commercial)...............................................          181,400        736,515
                       Mitsubishi Materials Corp. (Materials)......................           63,600        111,295
                       Mitsubishi Trust & Banking Corp. (Finance)..................           44,800        363,791
                       Mitsui & Co. (Consumer Discretionary).......................           91,600        550,366
                       Mitsui Engineering & Shipbuilding Co., Ltd. (Industrial &
                         Commercial)...............................................           65,800         61,259
                       Mitsui Fudosan Co., Ltd. (Real Estate)......................           22,000        175,423
                       Mitsui Trust & Banking Co., Ltd. (Finance)..................            2,000          2,069
                       Mitsukoshi Ltd. (Consumer Discretionary)....................           35,200         92,851
                       Murata Manufacturing Co., Ltd. (Information Technology).....           14,800        687,660
                       Mycal Corp. (Consumer Discretionary)........................           21,600        134,994
                       NEC Corp. (Information Technology)..........................           58,800        603,688
                       NGK Insulators Ltd. (Industrial & Commercial)...............           34,400        408,927
                       Nippon Express Co., Ltd. (Industrial & Commercial)..........           25,400        131,593
                       Nippon Fire & Marine Insurance Co., Ltd. (Finance)..........           31,400        108,001
                       Nippon Light Metal Co., Ltd. (Materials)....................           31,400         33,835
                       Nippon Meat Packers, Inc. (Consumer Staples)................           32,400        483,186
                       Nippon Oil Co., Ltd. (Energy)...............................           96,200        313,466
                       Nippon Steel Corp. (Materials)..............................          374,000        664,144
                       Nippon Telegraph & Telephone Corp. (Utilities)..............              507      4,099,530
                       Nippon Yusen Kabushiki Kaish (Industrial & Commercial)......           95,000        282,531
                       Nissan Motor Co., Ltd. (Consumer Discretionary).............          120,600        436,636
                       NKK Corp. (Materials).......................................          197,200        117,295
                       Nomura Securities Co., Ltd. (Finance).......................           66,000        576,906
                       Odakyu Electric Railway Co., Ltd. (Industrial &
                         Commercial)...............................................           37,000        132,684
                       Oji Paper Co., Ltd. (Materials)+............................           67,800        353,012
                       Orix Corp. (Finance)........................................            1,500        102,539
                       Osaka Gas Co., Ltd. (Utilities).............................          134,200        397,955
                       Penta Ocean Construction Co., Ltd. (Consumer
                         Discretionary)............................................           31,400         55,760
                       Pioneer Electronic Corp. (Industrial & Commercial)..........            9,600        170,475
                       Rohm Co., Ltd. (Information Technology).....................            4,800        453,084
                       Sakura Bank Ltd. (Finance)..................................          127,400        311,897
                       Sankyo Co., Ltd. (Healthcare)...............................           24,600        515,305
                       Sanwa Bank Ltd. (Finance)...................................           65,000        625,878
                       Sanyo Electric Co., Ltd. (Information Technology)...........           86,000        263,920
                       Secom Co., Ltd. (Industrial & Commercial)...................            8,000        640,662
                       Sega Enterprises Ltd. (Information & Entertainment).........            6,800        133,943
                       Sekisui House Ltd. (Consumer Discretionary).................           33,400        336,289
                       Sharp Corp. (Information Technology)........................           56,800        581,196
                       Shimano, Inc. (Information & Entertainment).................            8,800        196,854
                       Shimizu Corp. (Consumer Discretionary)......................           48,000        165,510
                       Shin-Etsu Chemical Co., Ltd. (Materials)....................           14,000        341,537
                       Shiseido Co., Ltd. (Healthcare).............................           14,600        165,376
                       Shizuoka Bank Ltd. (Finance)................................           19,000        235,852
                       Showa Denko KK (Materials)..................................           63,800         53,898
                       SMC Corp (Industrial & Commercial)..........................            2,400        178,130
                       Sony Corp. (Information Technology).........................           14,100      1,027,068
                       Sumitomo Bank Ltd. (Finance)................................           81,000      1,015,948
                       Sumitomo Chemical Co., Ltd. (Materials).....................          126,400        453,277
                       Sumitomo Corp. (Consumer Discretionary).....................           64,400        350,299
                       Sumitomo Electric Industries Ltd. (Industrial &
                         Commercial)...............................................           45,200        512,374
                       Sumitomo Forestry Co., Ltd. (Materials).....................           19,800        143,714
                       Sumitomo Metal Industries Ltd. (Materials)..................          120,800        135,373
                       Sumitomo Metal Mining Co., Ltd. (Materials).................           32,400        107,530
                       Sumitomo Osaka Cement Co., Ltd. (Materials).................           32,200         62,732

---------------------
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
                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Taisei Corp. (Consumer Discretionary).......................           67,800   $    123,905
                       Taisho Pharmaceutical Co., Ltd. (Healthcare)................           20,600        578,906
                       Taiyo Yuden Co., Ltd. (Information Technology)..............           39,000        463,945
                       Takeda Chemical Industries Ltd. (Healthcare)................           39,200      1,402,353
                       Teijin Ltd. (Materials).....................................           67,800        236,705
                       Tobu Railway Co., Ltd. (Industrial & Commercial)............           43,200        129,594
                       Tohoku Electric Power Co., Inc. (Utilities).................           22,900        378,031
                       Tokai Bank Ltd. (Finance)...................................           64,000        302,883
                       Tokio Marine & Fire Insurance Co., Ltd. (Finance)...........           93,000      1,058,230
                       Tokyo Electric Power Co., Inc. (Utilities)..................           55,500      1,208,030
                       Tokyo Electron Ltd. (Information Technology)................            4,100        188,733
                       Tokyo Gas Co., Ltd. (Utilities).............................          126,400        309,449
                       Tokyo Corp. (Industrial & Commercial).......................           53,000        136,606
                       Toppan Printing Co., Ltd. (Industrial & Commercial).........           44,200        519,328
                       Toray Industries, Inc. (Materials)..........................           99,100        478,393
                       Toto Ltd. (Materials).......................................           34,200        272,114
                       Toyobo Co., Ltd. (Consumer Discretionary)...................           67,800         89,422
                       Toyota Motor Corp. (Consumer Discretionary).................          138,200      3,645,463
                       Ube Industries Ltd. (Materials).............................           63,800         85,246
                       Yokogawa Electric Corp. (Information Technology)............           35,000        184,647
                                                                                                       -------------
                                                                                                         60,961,170
                                                                                                       -------------
                       NETHERLANDS -- 3.7%
                       ABN Amro Holdings NV (Finance)..............................           43,999        855,271
                       AEGON NV (Finance)..........................................           17,000      1,868,703
                       Akzo Nobel NV (Materials)...................................           10,200        408,139
                       Buhrmann NV (Materials).....................................            2,720         44,833
                       Elsevier NV (Information & Entertainment)...................           18,500        290,212
                       Getronics NV (Information Technology)+......................            2,623        133,282
                       Hagemeyer NV (Consumer Discretionary).......................            2,500         90,087
                       Heineken NV (Consumer Staples)..............................            9,475        511,609
                       ING Groep NV (Finance)......................................           28,342      1,652,771
                       KLM Royal Dutch Air Lines NV (Information &
                         Entertainment)............................................            2,521         67,202
                       Koninklijke Ahold NV (Consumer Discretionary)...............           16,253        631,865
                       Koninklijke KPN NV BT (Information Technology)..............           13,791        764,250
                       Koninklijke Nedlloyd NV (Industrial & Commercial)...........              750          9,847
                       Oce-Van Der Grinten NV (Information Technology)+............            2,859         84,987
                       Philips Electronics NV (Information Technology).............           10,950        796,634
                       Rodamco NV (Real Estate)....................................            9,967        246,427
                       Royal Dutch Petroleum Co. (Energy)..........................           66,000      2,652,151
                       Stork NV (Industrial & Commercial)..........................            1,488         28,417
                       TNT Post Group NV (Industrial & Commercial)+................           14,889        517,061
                       UNI-INVEST NV (Finance).....................................           17,315        275,560
                       Unilever NV (Consumer Staples)..............................           20,000      1,530,065
                       Vedior NV (Industrial & Commercial)+........................            2,300         43,663
                       Wolters Kluwer NV (Information & Entertainment)+............            2,193        433,639
                                                                                                       -------------
                                                                                                         13,936,675
                                                                                                       -------------
                       NORWAY -- 0.1%
                       Choice Hotels Scandinavia ASA+ (Information &
                         Entertainment)+...........................................           90,200        139,133
                       Linstow ASA (Real Estate)...................................           42,670        232,633
                                                                                                       -------------
                                                                                                            371,766
                                                                                                       -------------
                       PORTUGAL -- 1.2%
                       Banco Commercial Portugues SA (Finance)+....................           17,023        534,859
                       Banco Espirito Santo e Comercial de Lisboa (Finance)........           10,400        310,806
                       Banco Pinto & Sotto Mayor (Finance).........................               20            438
                       BPI-SGPS SA (Finance)+......................................            6,900        262,760
                       Brisa-Auto Estradas de Portugal SA (Industrial &
                         Commercial)...............................................            5,200        304,894

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
                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       PORTUGAL (continued)
                       Cimpor-Cimentos de Portugal SGPS SA (Industrial &
                         Commercial)+..............................................            7,800   $    230,089
                       CIN-Corparacao Industrial de Norte SA (Materials)...........              300         11,612
                       Companhia de Seguros Tranquilidade (Finance)................            1,500         44,862
                       Electricidad de Portugal SA (Utilities).....................           52,300      1,278,218
                       INAPA-Investimentos Participacoes e Gestao SA (Materials)...              800          7,275
                       Jeronimo Martins SGPS SA (Consumer Staples).................            5,900        317,568
                       Portucel Industrial-Empresa Produtora de Celulose SA
                         (Materials)...............................................            9,300         55,713
                       Portugal Telecom SA (Information Technology)................           17,300        871,194
                       Sociedade de Construcoes Soares da Costa SA (Industrial &
                         Commercial)+..............................................              300          1,248
                       Somague-Sociedade Gestora de Participacoes SA (Industrial &
                         Commercial)...............................................            1,800          9,208
                       Sonae Investimentos-Sociedade Gestora de Participacoes
                         Sociais SA (Industrial & Commercial)......................            3,900        161,329
                       Unicer-Uniao Cervejjeira SA (Consumer Staples)..............            1,500         35,620
                                                                                                       -------------
                                                                                                          4,437,693
                                                                                                       -------------
                       SINGAPORE -- 1.6%
                       Asia Foods & Properties Ltd. (Consumer Staples).............           22,666          3,740
                       City Developments Ltd. (Real Estate)........................           84,000        342,553
                       Comfort Group Ltd. (Industrial & Commercial)................           55,000         16,416
                       Creative Technology Ltd. (Information Technology)+..........            9,500        142,051
                       Cycle & Carriage Ltd. (Consumer Discretionary)..............           31,000        121,838
                       DBS Land Ltd. (Real Estate).................................          111,000        150,230
                       Development Bank of Singapore Ltd. alien shares (Finance)...           59,000        453,310
                       First Capital Corp., Ltd. (Real Estate).....................           31,000         21,436
                       Fraser & Neave Ltd. (Consumer Staples)......................           30,800        107,400
                       Hotel Properties Ltd. (Real Estate).........................           42,000         17,996
                       Inchcape Motors Ltd. (Multi-industry).......................           17,000         18,186
                       Keppel Corp., Ltd. (Multi-industry).........................           94,000        226,667
                       NatSteel Ltd. (Materials)...................................           38,000         42,222
                       Neptune Orient Lines Ltd. (Industrial & Commercial).........           42,000         13,280
                       Overseas Chinese Banking Corp. Ltd. alien shares
                         (Finance).................................................          109,534        750,942
                       Overseas Union Enterprise Ltd. (Information &
                         Entertainment)............................................           26,000         47,943
                       Parkway Holdings Ltd. (Healthcare)..........................           38,000         71,418
                       Robinson & Co., Ltd. (Consumer Discretionary)...............              400          1,087
                       Sembcorp Industries Ltd. (Industrial & Commercial)+.........          126,331        169,487
                       Shangri-La Hotel Ltd. (Information & Entertainment).........              400            570
                       Singapore Airlines Ltd. alien shares (Information &
                         Entertainment)............................................          117,000        795,213
                       Singapore Press Holdings Ltd. (Information &
                         Entertainment)............................................           37,918        430,275
                       Singapore Technologies Engineering Ltd. (Industrial &
                         Commercial)...............................................          302,000        267,730
                       Singapore Telecommunications Ltd. (Information
                         Technology)...............................................          707,000        990,301
                       Straits Trading Co., Ltd. (Real Estate).....................           20,000         16,548
                       United Industrial Corp., Ltd. (Multi-industry)..............          142,000         57,908
                       United Overseas Bank Ltd. alien shares (Finance)............           74,000        441,726
                       United Overseas Land Ltd. (Real Estate).....................           63,000         40,585
                       Venture Manufacturing Ltd. (Information Technology).........           17,000         73,848
                                                                                                       -------------
                                                                                                          5,832,906
                                                                                                       -------------
                       SPAIN -- 5.6%
                       Acerinox SA (Materials).....................................            6,335        178,593
                       ACS Actividades de Construccion y Servicios SA (Industrial &
                         Commercial)...............................................            4,611        176,116
                       Argentina, Caja Postal y Banco Hipolecano de Espana SA
                         (Finance).................................................           43,500      1,115,561
                       Autopistas Concesionaria Espana SA (Industrial &
                         Commercial)...............................................           22,073        332,713
                       Azucarera Ebro Agricolas SA (Consumer Staples)+.............            6,250        128,524
                       Banco Bilbao Vizcaya SA (Finance)...........................          173,950      2,606,182
                       Banco Central Hispanoamericano SA (Finance).................           80,700        932,035
                       Banco de Santander SA (Finance).............................          100,554      1,943,181

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
                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       SPAIN (continued)
                       Corporacion Financiera Alba SA (Multi-industry).............            1,225   $    172,324
                       Corporacion Mapfre SA (Finance).............................            6,136        137,409
                       Dragados & Construcciones SA (Industrial & Commercial)......            4,950        183,944
                       Empresa Nacional Celulos SA (Materials).....................               75          1,270
                       Endesa SA (Utilities).......................................           82,150      2,286,974
                       Fomento de Construcciones y Contratas SA (Consumer
                         Discretionary)............................................            6,200        438,729
                       Gas Natural SDG, SA (Utilities).............................           12,500      1,290,211
                       Iberdrola SA (Utilities)....................................           74,900      1,307,790
                       Mapfre Vida Seguros (Finance)...............................               26            993
                       Metrovacesa SA (Real Estate)................................            3,824         99,154
                       Portland Valderrivas SA (Materials).........................               25            986
                       Repsol SA (Energy)..........................................           27,000      1,465,555
                       Sociedad General de Aguas de Barcelona SA (Utilities).......            4,082        267,740
                       Sol Melia SA (Information & Entertainment)..................            2,700         89,008
                       Tabacalera SA, Series A (Consumer Staples)..................           14,900        345,018
                       Telefonica SA (Utilities)...................................           86,845      3,973,522
                       Telefonica SA new shares (Utilities)........................            1,736         79,429
                       TelePizza SA (Information & Entertainment)+.................           18,207        175,716
                       Union Electrica Fenosa SA (Utilities).......................           24,800        427,945
                       Vallehermoso SA (Real Estate)...............................           54,289        691,186
                       Zardoya Otis SA (Industrial & Commercial)...................            2,125         63,119
                                                                                                       -------------
                                                                                                         20,910,927
                                                                                                       -------------
                       SWEDEN -- 2.2%
                       ABB AB, Class A (Industrial & Commercial)+..................           23,000        225,887
                       ABB AB, Class B (Industrial & Commercial)+..................            9,600         93,667
                       AGA AB, Series B (Materials)................................            5,650         75,074
                       Asticus AB (Real Estate)+...................................           36,480        346,568
                       Astra AB, Class A (Healthcare)..............................           45,566        985,695
                       Astra AB, Class B (Healthcare)..............................           11,000        235,836
                       Atlas Copco AB, Class A (Industrial & Commercial)...........            4,450         99,406
                       Atlas Copco AB, Class B (Industrial & Commercial)...........            2,400         53,150
                       Castellum AB (Real Estate)..................................           52,470        491,740
                       Diligentia AB (Real Estate).................................           42,710        276,900
                       Electrolux AB (Consumer Discretionary)......................           10,600        164,662
                       Ericsson L.M. Telecommunications Co., Class B (Information
                         Technology)...............................................           65,800      1,782,419
                       Fastighets AB Tornet (Real Estate)..........................           16,920        251,976
                       ForeningsSparbanken AB, Class A (Finance)...................           12,000        318,899
                       Hennes & Mauritz AB, Class B (Consumer Discretionary).......            7,100        609,798
                       NetCom Systems AB, Class B+ (Information Technology)+.......            3,700        152,003
                       OM Gruppen AB (Finance).....................................            2,500         33,379
                       Piren AB, Series B (Real Estate)............................           13,420         84,421
                       Sandvik AB, Class A (Materials).............................            6,800        124,401
                       Sandvik AB, Class B (Materials).............................            2,800         51,224
                       Securitas AB, Series B (Industrial & Commercial)............            9,244        144,784
                       Skandia Forsakrings AB (Finance)............................           17,800        290,219
                       Skandinaviska Enskilda Bank, Series A (Finance).............           20,700        243,160
                       Skanska AB, Series B (Industrial & Commercial)..............            4,300        124,209
                       SKF AB, Series B (Materials)+...............................            3,000         38,514
                       SSAB Svenskt Stal AB, Series A (Materials)..................            4,200         44,484
                       Svenska Cellulosa AB, Class B (Materials)...................            7,700        165,085
                       Svenska Handelsbank, Series A (Finance)+....................            7,400        294,507
                       Trelleborg AB, Class B (Multi-industry).....................            5,100         48,124
                       Volvo AB, Class A (Consumer Discretionary)..................            5,100        134,877
                       Volvo AB, Class B (Consumer Discretionary)..................           10,600        289,179
                       WM-Data AB, Class B (Information Technology)................            2,500        123,888
                                                                                                       -------------
                                                                                                          8,398,135
                                                                                                       -------------

                                                           ---------------------
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
                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       SWITZERLAND -- 6.2%
                       ABB AG (Information Technology)+............................              390   $    428,496
                       Adecco SA (Industrial & Commercial).........................              755        357,949
                       Alusuisse-Lonza Group Ltd. (Multi-industry).................              250        279,976
                       Credit Suisse Group (Finance)...............................           10,950      1,748,534
                       Georg Fischer AG, Series B (Industrial & Commercial)........              135         42,781
                       Holderbank Financiere Glarus AG (Materials).................              285        299,036
                       Nestle SA (Consumer Staples)+...............................            1,615      2,961,157
                       Novartis AG (Healthcare)....................................            2,625      4,926,164
                       Roche Holdings AG (Healthcare)..............................               68      1,217,975
                       Roche Holdings AG Gerusscheine NPV (Healthcare).............              284      3,710,280
                       SAirGroup (Information & Entertainment).....................              650        138,698
                       Schweizerische Rueckversicherungs-Gesellschaft (Consumer
                         Discretionary)+...........................................              600      1,491,839
                       SGS Societe Generale de Surveillance Holding SA, Series B
                         (Industrial & Commercial).................................               70         61,775
                       Sulzer AG (Multi-industry)..................................              170         93,690
                       Swatch Group AG (Consumer Discretionary)....................              205        110,807
                       Swisscom AG (Utilities)+....................................            2,750      1,202,749
                       UBS AG (Finance)+...........................................            8,323      2,699,256
                       Valora Holdings AG (Industrial & Commercial)................              265         63,661
                       Zurich Allied AG (Finance)+.................................            1,945      1,438,857
                                                                                                       -------------
                                                                                                         23,273,680
                                                                                                       -------------
                       THAILAND -- 0.0%
                       Advance Agro PCL alien shares (Materials)(1)................              660            358
                       CMIC Finance & Security PCL (Finance)(1)....................            6,700              0
                       Finance One PCL (Finance)(1)................................           37,700              0
                       General Finance & Securities PCL (Finance)(1)...............            7,650              0
                       Univest Land PLC (Real Estate)(1)...........................           22,500              0
                                                                                                       -------------
                                                                                                                358
                                                                                                       -------------
                       UNITED KINGDOM -- 22.8%
                       Abbey National PLC (Finance)................................           65,318      1,287,777
                       Albert Fisher Group PLC (Consumer Staples)..................           55,153          4,538
                       Alldays PLC (Consumer Discretionary)........................            2,933          3,499
                       Allders PLC (Consumer Discretionary)........................            3,826          6,863
                       Allied Zurich PLC (Finance)+................................           73,116      1,128,668
                       AMEC PLC (Industrial & Commercial)..........................           11,188         30,104
                       Anglian Water PLC (Utilities)...............................           46,941        590,969
                       Associated British Foods PLC (Consumer Staples).............           42,997        377,859
                       Associated British Ports Holdings PLC (Industrial &
                         Commercial)...............................................           27,950        126,493
                       BAA PLC (Industrial & Commercial)...........................           54,137        649,490
                       Barclays PLC (Finance)......................................           69,923      1,570,737
                       Barratt Developments PLC (Industrial & Commercial)..........           15,998         55,157
                       Bass PLC (Consumer Staples)+................................           38,518        519,791
                       BBA Group PLC (Multi-industry)..............................            1,916         11,982
                       Beazer Group PLC (Industrial & Commercial)..................           22,119         52,418
                       Berisford PLC (Multi-industry)..............................           29,455         83,133
                       Berkeley Group PLC (Industrial & Commercial)................           11,553         84,227
                       BG PLC (Utilities)..........................................          178,701      1,108,713
                       BICC Group PLC (Industrial & Commercial)....................           11,359         10,936
                       Blue Circle Industries PLC (Materials)......................           88,257        438,639
                       BOC Group PLC (Materials)...................................           24,036        341,764
                       Boots Co. PLC (Consumer Discretionary)......................           42,620        619,334
                       BP Amoco PLC (Energy).......................................          437,113      5,956,276
                       BPB Industries PLC (Materials)..............................           59,098        203,268
                       British Aerospace PLC (Industrial & Commercial).............           89,422        679,152
                       British Airways PLC (Information & Entertainment)...........           54,991        320,365
                       British America Tobacco PLC (Consumer Staples)+.............           72,260        748,591

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       British Land Co. PLC (Real Estate)..........................           87,434   $    629,879
                       British Sky Broadcasting Group PLC (Information &
                         Entertainment)............................................           79,602        609,155
                       British Steel PLC (Materials)...............................          124,001        263,616
                       British Telecommunications PLC (Information Technology).....          283,226      4,348,761
                       BTR Ltd. PLC (Multi-industry)...............................          317,987        570,409
                       Burford Holdings PLC (Real Estate)..........................          149,700        209,407
                       Burmah Castrol PLC (Energy).................................           48,133        636,869
                       Cable & Wireless PLC (Information Technology)...............          108,485      1,572,883
                       Cadbury Schweppes PLC (Consumer Staples)....................           46,122        736,259
                       Capital Corp. PLC (Information & Entertainment).............            7,320          6,686
                       Capital Shopping Centers PLC (Consumer Discretionary).......          100,160        543,950
                       Caradon PLC (Materials).....................................           62,293        136,346
                       Carpetright PLC (Consumer Discretionary)....................           19,240         72,192
                       Centrica PLC (Utilities)+...................................          210,179        442,741
                       CGU PLC (Finance)...........................................           60,529        879,579
                       Cobham PLC (Industrial & Commercial)........................            5,557         78,191
                       Compass Group PLC (Industrial & Commercial).................           20,229        264,663
                       Delta PLC (Multi-industry)..................................            3,744          7,086
                       Diageo PLC (Consumer Staples)...............................          168,056      1,882,058
                       Dialog Corp. PLC (Information Technology)+..................            6,944          8,742
                       Electrocomponents PLC (Information Technology)..............           28,815        191,106
                       EMAP PLC (Information & Entertainment)......................            9,254        191,889
                       Emi Group PLC (Information & Entertainment).................          103,543        664,563
                       Enterprise Oil PLC (Energy).................................           44,511        167,747
                       FirstGroup PLC (Industrial & Commercial)....................           43,110        283,075
                       FKI PLC (Multi-industry)....................................           35,500         83,252
                       General Electric Co. PLC (Information Technology)...........          129,952      1,209,390
                       GKN PLC (Consumer Discretionary)............................           47,684        588,552
                       Glaxo Wellcome PLC (Healthcare).............................          162,616      5,478,125
                       Granada Group PLC (Information & Entertainment).............           45,327        809,725
                       Grantchester Holdings PLC (Real Estate).....................          215,190        481,628
                       Great Universal Stores PLC (Consumer Discretionary).........           53,583        686,494
                       Greycoat PLC (Real Estate)..................................            8,495         25,164
                       Guardian Royal Exchange PLC (Finance).......................           50,144        305,331
                       Halifax PLC (Finance).......................................          119,059      1,416,613
                       Hammerson PLC (Real Estate).................................           41,860        246,278
                       Hanson PLC (Multi-industry).................................           42,849        279,951
                       House of Fraser PLC (Consumer Discretionary)................           21,504         29,373
                       HSBC Holdings PLC (Finance).................................           83,471      2,116,845
                       HSBC Holdings PLC (75P) (Finance)...........................           40,688      1,112,879
                       Hyder PLC (Utilities).......................................           13,296        179,864
                       IMI PLC (Multi-industry)....................................           41,564        153,761
                       Imperial Chemical Industries PLC (Materials)................           33,272        299,514
                       Jarvis PLC (Industrial & Commercial)........................           12,566        125,113
                       JBA Holdings PLC (Information Technology)...................            2,260          3,533
                       Johnson Matthey PLC (Multi-industry)........................           49,203        340,088
                       Kingfisher PLC (Consumer Discretionary).....................           60,233        615,074
                       Kwik-Fit Holdings PLC (Consumer Discretionary)..............            3,911         26,453
                       Ladbroke Group PLC (Information & Entertainment)............           80,717        300,874
                       Laird Group PLC (Multi-industry)............................            9,983         32,447
                       Land Securities PLC (Real Estate)...........................           29,384        354,217
                       LASMO PLC (Energy)..........................................          117,508        204,986
                       Legal & General Group Ltd. PLC (Finance)....................           56,533        819,651
                       Lex Service PLC (Consumer Discretionary)....................           16,132         97,433
                       LIMIT PLC (Finance).........................................           15,306         41,310
                       Lloyds TSB Group PLC (Finance)..............................          255,670      3,332,389
                       London Clubs International PLC (Information &
                         Entertainment)............................................           35,948         93,472
                       London Forfaiting Co. PLC (Finance).........................           11,118          9,011

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Lonrho PLC (Multi-industry).................................           31,034   $    173,647
                       Low & Bonar PLC (Materials).................................            2,967          9,522
                       LucasVarity PLC (Consumer Discretionary)....................          197,364        941,926
                       Manchester United PLC (Information & Entertainment).........            2,867         10,427
                       Marks & Spencer PLC (Consumer Discretionary)................          137,319        815,809
                       Marley PLC (Materials)......................................           67,334        140,731
                       Mayflower Corp. PLC (Consumer Discretionary)................              375            836
                       McKechnie PLC (Multi-industry)..............................            3,439         22,129
                       Meggitt PLC (Multi-industry)................................            8,797         21,571
                       MEPC PLC (Real Estate)......................................           21,864        141,768
                       Mirror Group PLC (Information & Entertainment)..............           36,930        128,237
                       Misys PLC (Information Technology)..........................           88,831        929,033
                       National Grid Group PLC (Utilities).........................           62,733        510,004
                       National Power PLC (Utilities)..............................           57,832        454,932
                       Next PLC (Multi-industry)...................................           53,752        574,988
                       NFC PLC (Industrial & Commercial)...........................           70,218        161,203
                       Ocean Group PLC (Industrial & Commercial)...................            1,411         17,462
                       Parity PLC (Information Technology).........................           15,885        154,891
                       Pearson PLC (Information & Entertainment)...................           28,005        620,803
                       Peninsular & Oriental Steam PLC (Industrial & Commercial)...           30,678        335,232
                       Pennon Group PLC (Industrial & Commercial)..................           18,684        329,007
                       Pilkington PLC (Materials)..................................          184,666        185,382
                       Powerscreen International PLC (Industrial & Commercial).....            3,129          6,488
                       Provident Financial PLC (Finance)...........................           13,005        196,473
                       Prudential Corp. PLC (Finance)..............................           84,143      1,299,580
                       Racal Electronic PLC (Information Technology)...............           17,560        112,704
                       Railtrack Group PLC (Industrial & Commercial)+..............           22,901        582,283
                       Rank Group PLC (Information & Entertainment)................           93,056        309,348
                       Reed International PLC (Information & Entertainment)........           53,136        495,819
                       Rentokil Initial PLC (Industrial & Commercial)..............          132,775        981,100
                       Reuters Group PLC (Information & Entertainment).............           67,572      1,028,630
                       Rexam PLC (Materials).......................................            3,530         10,863
                       Rio Tinto PLC (Materials)...................................           51,924        622,940
                       RMC Group PLC (Materials)...................................           30,354        335,438
                       Rolls-Royce PLC (Industrial & Commercial)...................          150,892        615,841
                       Royal & Sun Alliance Insurance Group PLC (Finance)..........           75,714        577,221
                       Rugby Group PLC (Consumer Discretionary)....................           19,092         30,163
                       Safeway PLC (Consumer Discretionary)........................           53,149        240,535
                       Sainsbury (J.) PLC (Consumer Discretionary)+................           88,503        626,293
                       Schroder PLC (Finance)......................................           13,672        233,550
                       Scotia Holdings PLC (Healthcare)+...........................            8,412          7,337
                       Scottish & Newcastle PLC (Consumer Staples).................           32,749        382,655
                       Scottish Hydro-Electric PLC (Utilities).....................           38,583        368,912
                       Scottish Power PLC (Utilities)..............................           50,410        535,091
                       Sears PLC (Consumer Discretionary)..........................           54,509        319,352
                       Siebe PLC (Multi-industry)..................................          119,854        406,322
                       Skillsgroup PLC (Information Technology)....................            2,557          9,510
                       SmithKline Beecham PLC (Healthcare).........................          248,671      3,351,659
                       Smiths Industries PLC (Multi-industry)......................           29,336        432,573
                       Stagecoach Holdings PLC (Industrial & Commercial)...........          146,536        623,987
                       Tate & Lyle PLC (Consumer Staples)..........................           19,168        124,602
                       Tesco PLC (Consumer Discretionary)..........................          308,852        953,021
                       Thames Water PLC (Industrial & Commercial)..................           15,557        272,663
                       TI Group PLC (Multi-industry)...............................           29,465        170,202
                       Torotrak PLC (Consumer Discretionary)+......................            2,495          2,874
                       Unilever NV PLC (Consumer Staples)..........................          156,696      1,553,695
                       United Utilities PLC (Utilities)............................           24,561        317,297
                       Vickers PLC (Multi-industry)................................            4,178          9,832

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES            VALUE
                       ---------------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Vodafone Group PLC (Information Technology).................          128,454   $  2,505,052
                       Wates City of London Properties PLC (Real Estate)...........          295,610        335,675
                       Wickes PLC (Consumer Discretionary).........................            1,754          6,610
                       William Baird PLC (Consumer Discretionary)..................           19,274         25,375
                       Williams PLC (Multi-industry)...............................           39,876        206,387
                       Wolseley PLC (Materials)....................................           40,214        261,412
                       WPP Group PLC (Industrial & Commercial).....................           50,471        380,416
                       Yorkshire Water PLC (Utilities).............................           32,249        264,300
                       Zeneca Group PLC (Healthcare)...............................           43,809      2,011,492
                                                                                                       -------------
                                                                                                         85,130,497
                                                                                                       -------------
                       TOTAL COMMON STOCK (cost $265,066,155)......................                     319,594,013
                                                                                                       -------------

                       PREFERRED STOCK -- 0.4%
                       ---------------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.2%
                       News Corp., Ltd. 5.00% (Information & Entertainment)........           83,450        568,094
                                                                                                       -------------
                       AUSTRIA -- 0.0%
                       Bau Holdings AG (Consumer Discretionary)....................                2             70
                                                                                                       -------------
                       GERMANY -- 0.2%
                       SAP AG 0.37% non-voting (Information Technology)............            1,477        582,606
                       Volkswagen AG (Consumer Discretionary)......................            3,430        163,760
                                                                                                       -------------
                                                                                                            746,366
                                                                                                       -------------
                       ITALY -- 0.0%
                       Fiat SpA 2.49% (Consumer Discretionary).....................           72,850        120,491
                                                                                                       -------------
                       TOTAL PREFERRED STOCK (cost $1,073,887).....................                       1,435,021
                                                                                                       -------------

                                                                                        PRINCIPAL
                                          BONDS & NOTES -- 0.0%                          AMOUNT
                       ---------------------------------------------------------------------------------------------
                       FRANCE -- 0.0%
                       Establissements Economiques du Casino Guichard-Perrachon SA
                         4.50% 2001 (Consumer Discretionary).......................  FRF      43,400         16,960
                       Sodexho Alliance SA 6.00% 2004 (Real Estate)................  FRF      30,000          5,649
                                                                                                       -------------
                                                                                                             22,609
                                                                                                       -------------
                       ITALY -- 0.0%
                       La Rinascente Per L'Esercizio Grandi Magazzini SpA 4.50%
                         2000 (Consumer Discretionary).............................  ITL  16,000,000          9,459
                                                                                                       -------------
                       PORTUGAL -- 0.0%
                       Jeronimo Martins SGPS SA zero coupon 2004 (Consumer
                         Staples)..................................................  PTE   1,746,000         11,840
                                                                                                       -------------
                       TOTAL BONDS & NOTES (cost $38,979)..........................                          43,908
                                                                                                       -------------

                                                           ---------------------


                                            WARRANTS -- 0.0%+                           WARRANTS           VALUE
                       ---------------------------------------------------------------------------------------------
                       HONG KONG -- 0.0%
                       Hong Kong & China Gas Co., Ltd. 9/30/99 (Utilities).........           11,700   $        483
                       Hysan Development Co., Ltd. 4/30/99 (Real Estate)...........            6,500             33
                                                                                                       -------------
                       TOTAL WARRANTS (cost $0)....................................                             516
                                                                                                       -------------
                       TOTAL INVESTMENT SECURITIES (cost $266,179,021).............                     321,073,458
                                                                                                       -------------
                                                                                        PRINCIPAL
                       REPURCHASE AGREEMENT -- 12.6%                                     AMOUNT
                       ---------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 12.6%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 4.00%, dated 01/29/99, to be repurchased
                         02/01/99 in the amount of $46,983,656 and collateralized
                         by $33,075,000 of U.S. Treasury Bonds, bearing interest at
                         8.88%, due 08/15/17 and having an approximate aggregate
                         value of $47,910,990 (cost $46,968,000)@..................  $    46,968,000     46,968,000
                                                                                                       -------------
                       TOTAL INVESTMENTS --
                         (cost $313,147,021)                         98.5%                              368,041,458
                       Other assets less liabilities --               1.5                                 5,743,065
                                                                   ------                              -------------
                       NET ASSETS --                                100.0%                             $373,784,523
                                                                   ======                              =============

              -----------------------------

              + Non-income producing securities

              (1) Fair valued security; see note 2

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                                                                 OPEN FUTURES CONTRACTS
                       -----------------------------------------------------------------------------------------------------------
                                                                                                      VALUE AS OF     UNREALIZED
                       NUMBER OF                                           EXPIRATION     VALUE AT    JANUARY 31,   APPRECIATION/
                       CONTRACTS   DESCRIPTION                                DATE       TRADE DATE      1999       (DEPRECIATION)
                       -----------------------------------------------------------------------------------------------------------
                       32 Short    IBEX 32 Plus Index...................  February 1999  $3,602,194   $3,587,177      $(15,017)
                        21 Long    NIKKEI 225 Index.....................  March 1999      2,687,112    2,641,963       (45,149)
                       141 Long    TOPIX TSE Index......................  March 1999      9,988,475   10,230,907       242,432
                       100 Long    CAC 40 Index.........................  March 1999      4,869,748    4,847,168       (22,580)
                       14 Short    FTSE 100 Index.......................  March 1999      1,404,203    1,363,853       (40,350)
                                                                                                                      ---------
                                   Net Unrealized Appreciation...................................................     $119,336
                                                                                                                      =========

                                     OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       -------------------------------------------------------------------
                           CONTRACT                IN           DELIVERY  GROSS UNREALIZED
                          TO DELIVER          EXCHANGE FOR        DATE      APPRECIATION
                       -------------------------------------------------------------------
                       SGD     2,107,860   USD      1,290,000   02/03/99    $    40,502
                       *FRF   28,828,800   USD      5,175,913   02/04/99        178,620
                       JPY   348,517,000   USD      3,079,860   02/04/99         73,426
                       *JPY  504,296,910   USD      4,381,000   02/08/99         28,717
                       SGD     2,011,000   USD      1,233,742   03/08/99         41,150
                       ESP   493,084,228   USD      3,488,392   02/12/99        117,489
                       ESP    76,923,000   USD        540,000   02/12/99         14,126
                       *GBP    3,761,000   USD      6,233,105   02/12/99         45,785
                       GBP     2,114,296   USD      3,548,000   02/12/99         69,716
                       *SGD    2,011,000   USD      1,235,258   04/07/99         39,894
                                                                            ------------
                                                                                649,425
                                                                            ------------

---------------------

                                     OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       -------------------------------------------------------------------
                           CONTRACT                IN           DELIVERY  GROSS UNREALIZED
                          TO DELIVER          EXCHANGE FOR        DATE      DEPRECIATION
                       -------------------------------------------------------------------
                       *USD    4,296,813   FRF     24,500,000   02/04/99    $   (49,891)
                       *JPY  502,276,279   USD      4,153,000   02/04/99       (179,818)
                       USD     5,618,130   JPY    643,304,027   02/04/99        (68,756)
                       USD     1,797,789   JPY    207,489,252   02/04/99         (7,911)
                       *JPY  508,152,190   USD      4,381,000   02/08/99         (4,556)
                       *USD    8,774,636   JPY  1,012,449,100   02/08/99        (36,797)
                       *USD    3,375,972   GBP      2,039,000   02/12/99        (21,559)
                       *USD    2,873,846   GBP      1,722,000   02/12/99        (40,938)
                       JPY   308,064,900   USD      2,578,380   02/26/99        (85,951)
                       USD     2,675,949   JPY    308,064,900   02/26/99        (11,618)
                       USD     1,287,715   SGD      2,107,860   03/03/99        (38,217)
                       USD     1,229,067   SGD      2,011,000   03/08/99        (36,474)
                       JPY   499,971,000   USD      4,237,294   03/10/99        (93,846)
                       USD     2,834,626   JPY    325,793,792   03/10/99        (12,346)
                       USD     3,358,000   JPY    387,043,080   03/10/99         (5,130)
                       USD     5,500,000   JPY    622,765,000   03/17/99        (99,813)
                       USD     5,690,087   JPY    644,573,000   03/17/99       (100,796)
                       USD     3,507,249   JPY    401,580,000   03/17/99        (25,025)
                       USD     5,333,075   EUR      4,577,354   03/31/99       (113,333)
                       *USD    1,231,325   SGD      2,011,000   04/07/99        (35,961)
                                                                            ------------
                                                                             (1,068,736)
                                                                            ------------
                                Net Unrealized Depreciation.............    $  (419,311)
                                                                            ============

             ----------------------------

             * Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                      DEM  --   Deutsche Mark   GBP  --   Pound Sterling  PTE  --   Portuguese Escudo
                      ESP  --   Spanish Peseta  ITL  --   Italian Lira    SGD  --   Singapore Dollar
                      EUR  --   Euro Dollar     JPY  --   Japanese Yen    USD  --   United States Dollar
                      FRF  --   French Franc

               See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO               INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 92.0%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 1.1%
                       Multi-Industry -- 1.1%
                       The St. Joe Co. ............................................      28,900   $   643,025
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 5.0%
                       Leisure & Tourism -- 5.0%
                       Premier Parks, Inc.+........................................      63,400     2,008,988
                       Vail Resorts, Inc.+.........................................      43,700       928,625
                                                                                                  ------------
                                                                                                    2,937,613
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 1.7%
                       Communication Equipment -- 1.7%
                       OmniAmerica, Inc.+..........................................      35,400       991,200
                                                                                                  ------------
                       REAL ESTATE -- 84.2%
                       Real Estate Companies -- 9.4%
                       Boardwalk Equities, Inc.+...................................     214,000     2,058,375
                       Catellus Development Corp.+.................................     130,900     2,012,587
                       Crescent Operating, Inc.+...................................      20,680       102,108
                       Reckson Services Industries, Inc. ..........................      23,808        95,232
                       Security Capital Group, Inc., Class B+......................      49,800       628,725
                       TrizecHahn Corp. ...........................................      28,000       575,750
                       Real Estate Investment Trusts -- 74.8%
                       Alexandria Real Estate Equities, Inc. ......................      83,100     2,373,544
                       AMB Property Corp...........................................      41,400       915,975
                       Apartment Investment & Management Co., Class A..............      43,975     1,643,566
                       Archstone Communities Trust.................................      93,100     1,803,812
                       Avalonbay Communities, Inc. ................................      46,767     1,499,467
                       Boston Properties, Inc. ....................................      71,500     2,323,750
                       Camden Property Trust.......................................      34,859       867,118
                       CenterPoint Properties Corp. ...............................      79,900     2,606,737
                       Crescent Real Estate Equities Co. ..........................      54,400     1,152,600
                       Equity Residential Properties Trust.........................       4,400       179,025
                       Essex Property Trust, Inc. .................................      33,300       953,213
                       Gables Residential Trust....................................      71,800     1,646,912
                       General Growth Properties, Inc. ............................       6,400       221,600
                       Glenborough Realty Trust, Inc. .............................      27,800       488,238
                       Golf Trust of America, Inc. ................................      46,100     1,172,669
                       Home Properties of New York, Inc. ..........................     108,700     2,819,406
                       JDN Realty Corp. ...........................................     105,050     2,232,312
                       Mack-Cali Realty Corp. .....................................      51,600     1,541,550
                       Meditrust Co. ..............................................     106,200     1,666,012
                       Parkway Properties, Inc. ...................................      42,900     1,359,394
                       Patriot American Hospitality, Inc. .........................       2,348        12,620
                       Post Properties, Inc. ......................................      14,300       532,675
                       Public Storage, Inc. .......................................      61,600     1,566,950
                       Reckson Associates Realty Corp. ............................      60,700     1,335,400
                       SL Green Realty Corp. ......................................      40,000       810,000
                       Spieker Properties Incorporated.............................      58,500     1,989,000
                       Starwood Hotels and Resorts, Class B........................      50,600     1,265,000

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts (continued)
                       Storage USA, Inc. ..........................................      50,300   $ 1,565,587
                       The Rouse Co. ..............................................      67,100     1,585,237
                       U. S. Restaurant Properties, Inc. ..........................      50,550     1,093,144
                       Vornado Realty Trust........................................      72,400     2,556,625
                                                                                                  ------------
                                                                                                   49,251,915
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $61,200,220).......................                53,823,753
                                                                                                  ------------

                                         PREFERRED STOCK -- 5.8%
                       ---------------------------------------------------------------------------------------
                       REAL ESTATE -- 5.8%
                       Real Estate Investment Trusts -- 5.8%
                       Camden Property Trust Convertible Series A $2.25............         700        16,888
                       Equity Residential Properties Trust Convertible Series E
                         7.00%.....................................................      29,600       706,700
                       General Growth Properties, Inc. Convertible 7.75%...........      75,500     1,830,875
                       SL Green Realty Corp. Convertible 8.00%.....................      23,200       510,400
                       The Rouse Co. Convertible Series B $3.00....................       5,400       221,400
                       Vornado Realty Trust Convertible Series A 6.50%.............       1,700        88,400
                                                                                                  ------------
                                                                                                    3,374,663
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $3,687,923).....................                 3,374,663
                                                                                                  ------------
                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 0.4%                        AMOUNT
                       ---------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       The Rouse Co. 5.75% 2002 (cost $258,565)....................  $  244,000       244,475
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $65,146,708)..............                57,442,891
                                                                                                  ------------

                                       REPURCHASE AGREEMENT -- 3.1%
                       ---------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 3.1%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 4.70% dated 01/29/99 to be repurchased
                         02/01/99 in the amount of $1,835,719 and collateralized by
                         $1,850,000 of Federal National Mortgage Association,
                         bearing interest at 5.75% due 3/10/00 and having an
                         approximate aggregate value of $1,893,952 (cost
                         $1,835,000)...............................................   1,835,000     1,835,000
                                                                                                  ------------
                       TOTAL INVESTMENTS --
                         (cost $66,981,708)                                101.3%                  59,277,891
                       Liabilities in excess of other assets --             (1.3)                    (773,575)
                                                                          ------                  ------------
                       NET ASSETS --                                       100.0%                 $58,504,316
                                                                          ======                  ============

              -----------------------------

              + Non-income producing securities.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH
PORTFOLIO                               INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 87.3%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 9.1%
                       Apparel & Textiles -- 2.0%
                       Gerber Childrenswear, Inc.+.................................       29,600   $    233,100
                       Gucci Group NV..............................................       34,000      2,339,625
                       Mohawk Industries, Inc.+....................................       25,600        985,600

                       Automotive -- 1.3%
                       Action Performance Cos., Inc.+..............................       49,100      2,356,800

                       Housing -- 1.1%
                       D.R. Horton, Inc............................................       42,000        887,250
                       Home Depot, Inc.............................................       20,000      1,207,500

                       Retail -- 4.7%
                       Abercrombie & Fitch Co.+....................................       42,300      3,235,950
                       Beyond Common Corp..........................................       33,600        936,600
                       Gap, Inc....................................................       36,450      2,339,634
                       Krause's Furniture, Inc.+...................................       72,500        108,750
                       Movado Group, Inc...........................................       15,700        399,369
                       Restoration Hardware, Inc.+.................................        8,100        166,556
                       Sothebys Holdings Inc.......................................       40,900      1,418,719
                                                                                                   -------------
                                                                                                     16,615,453
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.9%
                       Household Products -- 0.9%
                       Steiner Leisure Ltd.+.......................................       49,100      1,669,400
                                                                                                   -------------
                       ENERGY -- 3.8%
                       Energy Services -- 2.8%
                       BJ Services Co.+............................................       86,700      1,278,825
                       Diamond Offshore Drilling, Inc..............................       48,800      1,122,400
                       Friede Goldman International, Inc.+.........................       64,600        646,000
                       Transocean Offshore, Inc....................................       39,300      1,004,606
                       Weatherford International, Inc.+............................       54,800        965,850

                       Energy Sources -- 1.0%
                       Smith International, Inc.+..................................       73,100      1,850,344
                                                                                                   -------------
                                                                                                      6,868,025
                                                                                                   -------------
                       FINANCE -- 4.0%
                       Banks -- 0.6%
                       Hamilton Bancorp, Inc.+.....................................       29,400        768,075
                       Hibernia Corp. Class A......................................       24,000        402,000

                       Financial Services -- 2.5%
                       HealthCare Financial Partners, Inc.+........................       25,000        770,313
                       Morgan Stanley, Dean Witter & Co............................       18,000      1,562,625
                       Raymond James Financial, Inc................................       20,800        396,500
                       The Kroll-O'Gara Co.+.......................................       47,400      1,898,962

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 0.9%
                       Annuity & Life Re Holdings, Ltd.+...........................       36,000   $    816,750
                       Reliance Group Holdings, Inc................................       67,000        737,000
                                                                                                   -------------
                                                                                                      7,352,225
                                                                                                   -------------
                       HEALTHCARE -- 5.0%
                       Drugs -- 2.5%
                       Alkermes, Inc.+.............................................       72,000      2,241,000
                       Sepracor, Inc.+.............................................       19,500      2,237,625

                       Health Services -- 0.1%
                       U.S. Vision, Inc.+..........................................       30,000        213,750

                       Medical Products -- 2.4%
                       Genzyme Corp.+..............................................       39,600      2,158,200
                       MedImmune, Inc.+............................................       41,800      2,069,100
                       Nanogen, Inc.+..............................................       27,000        142,594
                                                                                                   -------------
                                                                                                      9,062,269
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 3.9%
                       Business Services -- 3.5%
                       Allied Waste Industries, Inc.+..............................       70,600      1,438,475
                       AnswerThink Consulting Group, Inc.+.........................       52,200      1,474,650
                       Caliber Learning Network Inc.+..............................       11,200         45,150
                       ITT Educational Services, Inc.+.............................       18,900        726,469
                       Paychex, Inc................................................       35,000      1,704,062
                       Sylvan Learning Systems, Inc.+..............................       32,000      1,006,000

                       Transportation -- 0.4%
                       Offshore Logistics, Inc.+...................................       80,700        786,825
                                                                                                   -------------
                                                                                                      7,181,631
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 17.6%
                       Broadcasting & Media -- 12.6%
                       Cablevision Systems Corp., Class A+.........................       33,200      2,236,850
                       Cinar Films, Inc., Class B+.................................       49,000        980,000
                       Clear Channel Communications, Inc.+.........................       29,000      1,794,375
                       CMG Information Services, Inc.+.............................       12,300      1,500,600
                       Comcast Corp., Class A+.....................................       25,600      1,740,400
                       DoubleClick, Inc.+..........................................       15,300      1,472,625
                       EchoStar Communications Corp., Class A+.....................       12,000        657,000
                       Entercom Communications Corp. ..............................       20,000        615,000
                       HA-LO Industries, Inc.+.....................................       48,600      1,050,975
                       Infinity Broadcasting Corp., Class A........................       15,700        434,694
                       Jacor Communications, Inc.+.................................       18,500      1,288,062
                       META Group, Inc. +..........................................       17,000        429,250
                       NetGravity Inc.+............................................       50,000      1,131,250
                       RCM Technologies, Inc.+.....................................       76,100      1,483,950
                       Snyder Communications, Inc.+................................       32,700      1,308,000
                       Ticketmaster Online Citysearch..............................       29,100      1,826,025
                       USA Networks, Inc.+.........................................       27,000        972,000
                       Ziff-Davis, Inc.+...........................................      117,000      2,120,625

                       Entertainment Products -- 1.3%
                       Oakley, Inc.+...............................................      109,200        880,425
                       Sunglass Hut International, Inc.+...........................      156,300      1,462,870

                       Leisure & Tourism -- 3.7%
                       Carnival Corp., Class A.....................................       37,000      1,815,313
                       Outback Steakhouse, Inc.+...................................       48,700      1,777,550

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Royal Caribbean Cruises Ltd.................................       32,600   $  1,295,850
                       Travel Services International, Inc.+........................       59,000      1,784,750
                                                                                                   -------------
                                                                                                     32,058,439
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 38.6%
                       Communication Equipment -- 1.2%
                       Verisign, Inc...............................................       23,600      2,247,900
                       Computers & Business Equipment -- 6.7%
                       Compaq Computer Corp........................................       48,400      2,305,050
                       Dell Computer Corp.+........................................       13,300      1,330,000
                       FORE Systems, Inc.+.........................................       80,100      1,346,681
                       Network Appliance, Inc.+....................................       66,400      3,519,200
                       Quantum Corp.+..............................................       64,000      1,532,000
                       Sun Microsystems, Inc.+.....................................       19,200      2,145,600

                       Software -- 23.8%
                       America Online, Inc.+.......................................       32,400      5,692,275
                       AVT Corp.+..................................................       17,900        487,775
                       Brightstar Information Technology Group, Inc.+..............       16,000        156,000
                       BroadVision, Inc.+..........................................       54,500      2,282,187
                       Cambridge Technology Partners, Inc.+........................       70,000      2,073,750
                       Compuware Corp.+............................................       36,500      2,418,125
                       Concur Technologies, Inc. ..................................       20,000        630,000
                       Covad Communications Group, Inc. ...........................        8,000        422,000
                       DSET Corp.+.................................................       86,600      1,580,450
                       Entrust Technologies, Inc.+.................................       53,800      1,896,450
                       Excite Inc.+................................................       18,700      2,215,950
                       Fundtech Ltd+...............................................       16,000        352,000
                       Infoseek Corp.+.............................................       17,200      1,345,900
                       J.D. Edwards & Co.+.........................................       38,500        782,031
                       Keane, Inc.+................................................       25,000        806,250
                       Legato Systems, Inc.+.......................................       42,000      2,535,750
                       Lycos, Inc.+................................................        9,800      1,342,600
                       Macromedia, Inc.+...........................................       15,900        557,494
                       Micromuse, Inc. ............................................       24,000        733,500
                       Microsoft Corp.+............................................       26,000      4,550,000
                       Real Networks, Inc. ........................................       47,600      3,370,675
                       Saville Systems PLC ADR+....................................       49,500      1,082,812
                       Spyglass, Inc.+.............................................       48,200        605,513
                       Usweb Corp. ................................................       57,000      1,738,500
                       Yahoo!, Inc.+...............................................       10,400      3,684,200

                       Telecommunications -- 6.9%
                       At Home Corp., Series A+....................................       12,000      1,500,000
                       Frontier Corp. .............................................       48,200      1,741,225
                       GST Telecommunications, Inc.+...............................      243,200      2,052,000
                       ICG Communications, Inc.+...................................       54,600      1,027,163
                       Intermedia Communications, Inc.+............................       64,300        892,163
                       Network Solutions, Inc+.....................................        4,000        964,000
                       Primus Telecommunications Group, Inc.+......................       23,500        343,688
                       Qwest Communications International, Inc.+...................       31,592      1,893,545
                       STARTEC Global Communications Corp.+........................       10,000         84,375
                       Tele-Communications, Inc., Class A +........................       30,600      2,098,012
                                                                                                   -------------
                                                                                                     70,364,789
                                                                                                   -------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 4.4%
                       Electric Utilities -- 3.3%
                       DTE Energy Co...............................................       35,700   $  1,445,850
                       Niagara Mohawk Power Corp.+.................................      160,500      2,457,656
                       P P & L Resources, Inc......................................       35,700        952,744
                       Texas Utilities Co..........................................       26,800      1,177,525

                       Telephone -- 1.1%
                       Century Telephone Enterprises, Inc..........................       29,400      1,999,200
                                                                                                   -------------
                                                                                                      8,032,975
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $121,556,510)......................                 159,205,206
                                                                                                   -------------


                                             OPTIONS -- 0.0%+                         CONTRACTS
                       -----------------------------------------------------------------------------------------
                       CALL OPTIONS -- 0.0%
                       Philadelphia Utility Index expires 3/99 (cost $138,288).....           96         11,400
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $121,694,798).............                 159,216,606
                                                                                                   -------------

                                                                                                  PRINCIPAL
                               REPURCHASE AGREEMENT -- 13.0%                                       AMOUNT
                       -----------------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (Note 3) (cost $23,693,000)..........  $23,693,000      23,693,000
                                                                                                               -------------
                       TOTAL INVESTMENTS --
                         (cost $145,387,798)                    100.3%                                           182,909,606
                       Liabilities in excess of other
                         assets --                               (0.3)                                              (596,445)
                                                                -----                                           ------------
                       NET ASSETS --                            100.0%                                         $ 182,313,161
                                                                =====                                           ============

              -----------------------------

              + Non-income producing securities.
              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS
    PORTFOLIO                           INVESTMENT PORTFOLIO -- JANUARY 31, 1999

                                          COMMON STOCK -- 87.5%                        SHARES         VALUE
                       ----------------------------------------------------------------------------------------

                       ARGENTINA -- 5.0%
                       Banco Rio de La Plata SA ADR+ (Finance).....................       14,800   $   126,725
                       Perez Cos. SA (Multi-industry)..............................       58,100       236,848
                       Telefonica de Argentina SA ADR (Utilities)..................       13,200       325,875
                       Transportadora De Gas Del Sur SA ADR (Utilities)............       33,800       323,212
                       YPF Sociedad Anonima ADR (Energy)...........................       19,200       612,000
                                                                                                   ------------
                                                                                                     1,624,660
                                                                                                   ------------
                       BRAZIL -- 5.0%
                       Aracruz Celulose SA ADR (Materials).........................       44,361       632,144
                       Companhia Cervejaria Brahma ADR (Consumer Staples)..........       21,500       151,844
                       Companhia Energetica de Minas Gerais ADR (Materials)........       25,388       314,265
                       Companhia Forca e Luz Cataguazes (Utilities)................    2,500,000       123,457
                       Companhia Vale do Rio Doce ADR (Materials)..................       13,280       199,908
                       Petroleo Brasileiro SA ADR (Energy).........................       12,800        85,125
                       Souza Cruz Cia (Consumer Staples)...........................       24,400       138,568
                       Telesp Participacpoes SA (Information Technology)...........          500         8,781
                                                                                                   ------------
                                                                                                     1,654,092
                                                                                                   ------------
                       CHILE -- 3.3%
                       Banco Santander Chile ADR (Finance).........................       12,800       179,200
                       Chilectra SA ADR (Utilities)................................        7,500       147,194
                       Compania de Telecomunicaciones de Chile SA ADR
                         (Utilities)...............................................       17,100       348,412
                       Enersis SA ADR (Utilities)(1)...............................        9,200       249,550
                       Madeco SA (Materials).......................................       19,500       143,813
                                                                                                   ------------
                                                                                                     1,068,169
                                                                                                   ------------
                       CHINA -- 0.4%
                       Beijing Datang Power Generation Company Ltd. (Utilities)....      210,000        54,202
                       Guangdong Kelon Electric Holdings (Industrial &
                         Commercial)...............................................       97,000        70,101
                                                                                                   ------------
                                                                                                       124,303
                                                                                                   ------------
                       CZECH REPUBLIC -- 1.9%
                       Ceske Radiokomunikace GDR (Information &
                         Entertainment)*(1)........................................       16,200       605,271
                                                                                                   ------------
                       EGYPT -- 0.8%
                       EFG Hermes Holding S A E (Finance)*(1)......................       14,300       200,200
                       EFG Hermes Holding S A E (Finance)(1).......................        4,400        61,600
                                                                                                   ------------
                                                                                                       261,800
                                                                                                   ------------
                       GREECE -- 8.4%
                       Commercial Bank of Greece (Finance).........................        6,126       659,842
                       Hellenic Telecommunications ADR (Information Technology)+...        1,944        29,646
                       National Bank Of Greece (Finance)...........................        3,300       912,006
                       OTE Greek Telecommunications (Information Technology).......       13,000       391,748
                       Panafon Hellenic Telecom SA (Information Technology)........       12,000       410,977
                       STET Hellas Telecommunications SA ADR (Information
                         Technology)...............................................        7,400       348,725
                                                                                                   ------------
                                                                                                     2,752,944
                                                                                                   ------------
                       HONG KONG -- 2.3%
                       Asia Satellite Telecom Holdings Ltd. (Information
                         Technology)...............................................       87,000       145,397

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       HONG KONG (continued)
                       Cheung Kong (Holdings) Ltd. (Real Estate)...................       11,000   $    76,302
                       China Telecom (Hong Kong) Ltd.+ (Information Technology)....       95,000       169,801
                       Dao Heng Bank Group Ltd. (Finance)..........................       46,000       113,385
                       Hutchison Whampoa Ltd. (Multi-Industry)+....................       13,000        92,272
                       Johnson Electronic Holdings Ltd. (Information Technology)...       35,000        85,594
                       Legend Holdings (Information Technology)....................      186,000        73,211
                                                                                                   ------------
                                                                                                       755,962
                                                                                                   ------------
                       HUNGARY -- 3.1%
                       Mol Magyar Olajes Gazipall Rt GDR (Utilities)...............        1,400        38,920
                       Mol Magyar Olajes Gazipall Rt (Utilities)...................       18,700       517,502
                       Matar Rt ADR (Information Technology).......................        6,200       192,587
                       Pick Szeged Rt (Consumer Staples)*(1).......................       31,500       254,196
                                                                                                   ------------
                                                                                                     1,003,205
                                                                                                   ------------
                       INDIA -- 6.9%
                       Bajaj Auto Ltd. (Consumer Discretionary)....................        8,400        98,847
                       Bajaj Auto Ltd. alien shares (Consumer Discretionary).......       10,000       117,204
                       Bharat Heavy Electricals Ltd. (Industrial & Commercial).....       28,200       170,766
                       Bses (Utilities)............................................       46,000       164,557
                       HDFC Bank Ltd (Finance).....................................        4,200       219,934
                       Hindustan Lever Ltd alien shares (Consumer Staples).........        5,800       264,713
                       Hindustan Lever Ltd. (Consumer Staples).....................        6,700       305,789
                       Hindustan Petroleum Corp. Ltd. (Energy).....................       30,000       159,496
                       Mahanagar Telephone Nigam Ltd. (Utilities)..................       15,000        61,532
                       Mahanagar Telephone Nigam Ltd. GDR (Information
                         Technology)*..............................................       21,200       236,910
                       NIIT Ltd (Information Technology)...........................        4,700       234,171
                       Videsh Sanchar Nigam Ltd. GDR (Information Technology)......       22,654       237,867
                                                                                                   ------------
                                                                                                     2,271,786
                                                                                                   ------------
                       INDONESIA -- 0.2%
                       PT Telekomunikasi Indonesia ADR (Information Technology)....       10,500        78,750
                                                                                                   ------------
                       ISRAEL -- 1.7%
                       Bank Leumi Le Israel (Finance)..............................      241,300       341,081
                       Formula Systems Ltd. (Information Technology)...............        8,800       203,955
                                                                                                   ------------
                                                                                                       545,036
                                                                                                   ------------
                       KOREA -- 1.1%
                       Korea Chemical (Materials)..................................        2,500       125,532
                       Korea Telecom (Utilities)...................................        3,600       119,030
                       L.G. Information and Comm (Information Technology)..........        2,000        69,191
                       Shinsegae Department Street (Consumer Discretionary)........        1,800        41,668
                                                                                                   ------------
                                                                                                       355,421
                                                                                                   ------------
                       MALAYSIA -- 1.8%
                       Berjaya Sports Toto Berhad (Information &
                         Entertainment)(2).........................................       78,000       103,694
                       IJM Corp Berhad (Industrial & Commercial)(2)................      348,000       207,981
                       Jaya Tiasa Holdings Berhad (Consumer Discretionary)(2)......       43,000        52,106
                       Malakoff Berhad (Industrial & Commercial)(2)................       38,000        79,129
                       PPB Oil Palms Berhad (Consumer Staples)(2)..................      207,000       137,838
                                                                                                   ------------
                                                                                                       580,748
                                                                                                   ------------
                       MEXICO -- 10.4%
                       Alfa SA de CV, Class A (Multi-industry)+....................       64,000       154,559
                       Cemex SA de CV, Class B (Materials).........................       70,500       187,629
                       Coca Cola Femsa SA ADR (Consumer Staples)+..................       20,500       257,531
                       Corporation Moctezuma (Materials)...........................      173,700       154,096

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       MEXICO (continued)
                       Fomento Economico Mexicano SA de CV ADR (Consumer
                         Staples)..................................................      180,400   $   400,099
                       G Accion SA De CV (Real Estate)*(1).........................       14,400        62,100
                       Grupo Carso SA de CV (Multi-industry).......................      127,200       357,339
                       Grupo Imsa SA de C V (Multi-industry).......................       15,300       169,256
                       Grupo Mexico SA (Materials).................................       53,000       142,100
                       Grupo Television SA de CV GDR (Information &
                         Entertainment)+...........................................       16,700       427,937
                       Telefonos de Mexico SA ADR (Utilities)......................       21,300     1,088,962
                                                                                                   ------------
                                                                                                     3,401,608
                                                                                                   ------------
                       PERU -- 0.5%
                       Telefonica del Peru SA ADR (Information Technology).........       14,800       175,750
                                                                                                   ------------
                       PHILIPPINES -- 2.5%
                       Bank Of Philippine Islands (Finance)........................       45,600       113,704
                       Benpres Holdings Corp. (Multi-industry).....................      640,000        96,416
                       Cosmos Bottling Co. (Consumer Staples)......................    1,282,200        94,916
                       International Container Systems, Inc. (Materials)...........    1,505,050        99,685
                       Manila Electric Co. (Utilities).............................       48,700       146,732
                       Philippine Long Distance Telephone Co. (Utilities)..........        5,300       123,896
                       SM Prime Holdings, Inc. (Real Estate).......................      685,300       129,940
                                                                                                   ------------
                                                                                                       805,289
                                                                                                   ------------
                       POLAND -- 0.5%
                       @Entertainment Inc. (Information & Entertainment)...........       16,700       181,613
                                                                                                   ------------
                       PORTUGAL -- 1.8%
                       Investec Consultoria International SA (Information &
                         Entertainment)............................................       11,000       375,002
                       Semapa Sociedede de Investimento e Gestao, SGPS, SA
                         (Materials)...............................................       12,000       207,480
                                                                                                   ------------
                                                                                                       582,482
                                                                                                   ------------
                       SOUTH AFRICA -- 4.8%
                       Energy Africa Ltd GDR (Energy)*.............................        7,700        43,312
                       Liberty Life Association of Africa Ltd. (Finance)...........       19,490       260,081
                       FirstRand Momentum Life Assurers, Ltd. (Finance)............      392,343       470,553
                       Sanlam Ltd (Finance)........................................      324,700       267,463
                       Sasol Ltd. (Multi-industry).................................       62,700       221,051
                       South African Breweries (Consumer Staples)..................       19,400       313,213
                                                                                                   ------------
                                                                                                     1,575,673
                                                                                                   ------------
                       SOUTH KOREA -- 10.8%
                       Hanjin Heavy Industries (Industrial & Commercial)...........          800         4,092
                       Hankuk Glass Industry Co., Ltd (Materials)..................        5,500       112,809
                       Hanwha Chemical Corp. (Materials)...........................       24,200       148,289
                       Housing & Commercial Bank, Korea (Finance)..................       26,000       372,851
                       Korea Electric Power Corp. (Utilities)......................       32,500       894,787
                       Pohang Iron & Steel Co., Ltd. (Materials)...................        2,650       163,669
                       Pohang Iron & Steel Co., Ltd. ADR (Materials)...............        4,000        75,000
                       Samsung Display Devices Co. (Information Technology)........        2,400       110,298
                       Samsung Electronics, Co. (Information Technology)...........       13,137     1,005,120
                       Samsung Fire & Marine Insurance (Finance)+..................          552       180,398
                       Samsung Securities Co (Finance).............................        6,600       166,826
                       SK Telecom Co. Ltd. Korea Mobile Telecommunications Corp.
                         (Information & Entertainment).............................          290       221,881
                       Ssangyong Oil Refining Co., Ltd. (Energy)...................        5,800        88,851
                                                                                                   ------------
                                                                                                     3,544,871
                                                                                                   ------------

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       TAIWAN, PROVINCE OF CHINA -- 6.9%
                       Acer, Inc GDR (Information Technology)......................      142,000   $   163,026
                       ASE Test Ltd. (Information Technology)+.....................        7,300       263,713
                       Asustek Computer (Information Technology)...................       28,000       233,947
                       Bank Sinopac (Finance)......................................      268,790        94,407
                       Hon Hai Precision Industry+ (Information Technology)........       39,780       212,964
                       Nien Hsing Textile (Consumer Discretionary).................       67,000       122,327
                       Pacific Electrical Wire & Cables Co. (Industrial &
                         Commercial)...............................................      204,540       115,198
                       President Chain Stores Corp. (Consumer Discretionary).......      102,620       295,332
                       Siliconware Precision Industries Co. (Information
                         Technology)...............................................      100,000       187,220
                       Taiwan Semiconduct Manufacturing Co. Ltd. ADR (Information
                         Technology)...............................................      218,000       570,045
                                                                                                   ------------
                                                                                                     2,258,179
                                                                                                   ------------
                       THAILAND -- 3.5%
                       Advanced Information Services PCL alien shares (Information
                         & Entertainment)..........................................       31,500       235,929
                       Bangkok Bank PCL alien shares (Finance).....................      107,200       199,273
                       Electricity Generating PCL (Utilities)......................       50,300       121,484
                       PTT Exploration & Production PCL alien shares (Energy)......       11,000        82,985
                       Siam City Cement PCL alien shares (Materials)...............       10,800       246,187
                       Thai Farmers Bank alien shares (Finance)....................      114,000       216,554
                       United International Broadcasting Corp. PCL (Information &
                         Entertainment)............................................       83,700        37,478
                                                                                                   ------------
                                                                                                     1,139,890
                                                                                                   ------------
                       TURKEY -- 2.6%
                       Haci Omer Sabanci Holdings AS ADR (Finance)*................       54,920       196,339
                       Migros Turk TAS (Consumer Discretionary)....................      260,000       257,156
                       Vestel Elektronik Sanayi ve Ticaret AS (Information
                         Technology)...............................................    1,560,800       114,610
                       Yapi Ve Kredi Bankasi AS (Finance)..........................        3,879        45,384
                       Yapi Ve Kredi Bankasi AS (Finance)..........................       20,580       240,786
                                                                                                   ------------
                                                                                                       854,275
                                                                                                   ------------
                       UNITED KINGDOM -- 1.3%
                       Billiton PLC (Materials)....................................       97,300       182,738
                       Coca Cola Beverage PLC (Consumer Staples)...................       21,600        33,414
                       Lonrho PLC (Multi-industry).................................       36,038       198,892
                                                                                                   ------------
                                                                                                       415,044
                                                                                                   ------------
                       TOTAL COMMON STOCK (cost $28,406,385).......................                 28,616,821
                                                                                                   ------------


                                         PREFERRED STOCK -- 3.7%
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 2.4%
                       Banco Bradesco SA (Finance).................................   31,200,190       104,771
                       Embraer (Industrial & Commercial)...........................    7,000,000        46,667
                       Embratel Participacoes SA (Information Technology)..........   10,800,000       122,667
                       Gerdau SA (Materials).......................................   19,100,000       137,709
                       Paulista Forca E Luz Pn (Energy)............................        8,068           339
                       Tele Nordeste Celular Participacoes SA (Information
                         Technology)...............................................   16,800,000       171,733
                       Telecomunicacoes de Sao Paulo SA (Utilities)................          893            79
                       Telesp Cellular Participacoes SA (Information Technology)...   22,400,000       155,970
                       Telesp Participacoes SA (Information Technology)............    3,500,000        62,222
                                                                                                   ------------
                                                                                                       802,157
                                                                                                   ------------

                                                           ---------------------

                       PREFERRED STOCK (CONTINUED)                                     SHARES         VALUE
                       ----------------------------------------------------------------------------------------
                       HUNGARY -- 1.3%
                       OTP Bank Rt (Finance).......................................        7,700   $   414,782
                                                                                                   ------------
                       TOTAL PREFERRED STOCK (cost $1,510,437).....................                  1,216,939
                                                                                                   ------------

                                                                                       PRINCIPAL
                       BONDS & NOTES -- 0.5%                                              AMOUNT
                       ----------------------------------------------------------------------------------------
                       RUSSIA -- 0.5%
                       Ministry of Finance Russia 12.75% 2028(1) (cost $323,644)...  $   545,000   $   171,675
                                                                                                   ------------

                       RIGHTS -- 0.1%                                                  RIGHTS
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 0.0%
                       Banco Bradesco..............................................    1,972,987         3,432
                       Empresa Bra De Aeronautica..................................           12             0
                                                                                                   ------------
                                                                                                         3,432
                                                                                                   ------------
                       KOREA -- 0.1%
                       Samsung Electronics, Co. ...................................          664        21,813
                                                                                                   ------------
                       TOTAL RIGHTS (cost $0)......................................                     25,245
                                                                                                   ------------
                       TOTAL INVESTMENT SECURITIES (cost $30,240,466)..............                 30,030,680
                                                                                                   ------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 8.9%                                       AMOUNT
                       ----------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 8.9%
                       Agreement with C.S. First Boston Corp., bearing interest at
                         4.68%, dated 01/29/99, to be repurchased 02/01/99 in the
                         amount of $2,904,132 and collateralized by $2,407,000 of
                         U.S. Treasury Bonds, bearing interest at 6.75%, due
                         08/15/26 and having an approximate aggregate value of
                         $2,969,277 (cost $2,903,000)..............................  $ 2,903,000     2,903,000
                                                                                                   ------------

                       TOTAL INVESTMENTS --
                         (cost $33,143,466)                                100.7%                                   32,933,680
                       Liabilities in excess of other assets --             (0.7)                                     (225,526)
                                                                           ------                                 ------------
                       NET ASSETS --                                       100.0%                                 $ 32,708,154
                                                                           ======                                 ============

             ----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
              (1) Fair valued security, see Note 2
              (2) Fair valued foreign exchange rate; see Note 2

---------------------

                                  OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       --------------------------------------------------------------
                           CONTRACT             IN         DELIVERY  GROSS UNREALIZED
                          TO DELIVER       EXCHANGE FOR      DATE      APPRECIATION
                       --------------------------------------------------------------
                       *USD      69,292   PHP  3,229,000   02/03/99      $14,473
                       *USD      45,696   PHP  2,118,000   02/03/99        9,249
                                                                         --------
                                                                         $23,722
                                                                         ========


                       --------------------------------------------------------------
                                                                     GROSS UNREALIZED
                                                                       DEPRECIATION
                       --------------------------------------------------------------
                       PHP   20,407,000   USD    456,532   02/03/99      (72,857)
                                                                        ---------
                             Net Unrealized Depreciation...........     $(49,135)
                                                                        =========

             ----------------------------

              * Represents fully offsetting forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

              PHP -- Philippine Peso
              USD -- United States Dollar

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JANUARY 31, 1999

                                                   CASH          GLOBAL       CORPORATE      HIGH-YIELD     WORLDWIDE
                                                MANAGEMENT        BOND           BOND           BOND       HIGH INCOME
   --------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $         --   $107,503,225   $141,117,626   $274,553,557   $107,642,352
   Short-term securities*....................   269,067,858     10,144,456     19,409,361      1,990,000      3,053,530
   Repurchase agreements (cost equals
    market)..................................     7,695,000             --             --     15,967,000      3,967,000
   Cash......................................            --             93          2,801          1,812            125
   Foreign currency..........................            --            525             --             --             --
   Receivables for--
    Fund shares sold.........................     1,396,525        117,496        445,795        611,786         38,102
    Dividends and accrued interest...........     1,324,510      2,447,902      2,579,668      5,898,698      2,938,778
    Sales of investments.....................            --      6,191,148             --      3,992,745        686,528
    Variation margin on futures contracts....            --             --             --             --         69,100
   Prepaid expenses..........................         4,662          2,128          1,796          4,229          1,946
   Unrealized appreciation on forward foreign
    currency contracts.......................            --        848,229             --             --         20,417
                                               ------------------------------------------------------------------------
                                                279,488,555    127,255,202    163,557,047    303,019,827    118,417,878
                                               ------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
    Fund shares redeemed.....................     1,939,038         76,091         89,738        259,714        550,995
    Management fees..........................       111,866         70,934         82,647        154,089         99,571
    Purchases of investments.................            --      4,454,257      4,505,571      9,495,918        649,830
    Variation margin on futures contracts....            --             --             --             --         62,804
   Unrealized depreciation on forward foreign
    currency contracts.......................            --        256,243             --             --            695
   Other accrued expenses....................        66,989         91,594         74,988         73,022         77,399
   Due to Custodian..........................         1,120             --             --             --             --
                                               ------------------------------------------------------------------------
                                                  2,119,013      4,949,119      4,752,944      9,982,743      1,441,294
                                               ------------------------------------------------------------------------
   NET ASSETS................................  $277,369,542   $122,306,083   $158,804,103   $293,037,084   $116,976,584
                                               ========================================================================
   Shares of beneficial interest outstanding
    (unlimited shares authorized)............    25,986,329     10,238,905     13,241,170     26,300,874     11,560,020
   Net asset value per share.................  $      10.67   $      11.95   $      11.99   $      11.14   $      10.12
                                               ========================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $265,036,112   $108,589,407   $149,014,602   $292,647,804   $142,760,232
   Accumulated undistributed net investment
    income...................................    12,229,481      4,677,221      8,221,379     30,350,019     13,739,476
   Accumulated undistributed net realized
    gain (loss) on investments, future
    contracts and options contracts..........         2,061      4,500,184       (165,800)    (3,215,247)   (31,291,141)
   Unrealized appreciation (depreciation) on
    investments..............................       101,888      3,929,040      1,733,922    (26,745,492)    (8,193,201)
   Unrealized foreign exchange gain on other
    assets and liabilities...................            --        610,231             --             --         19,035
   Unrealized appreciation (depreciation) on
    futures..................................            --             --             --             --        (57,817)
                                               ------------------------------------------------------------------------
                                               $277,369,542   $122,306,083   $158,804,103   $293,037,084   $116,976,584
                                               ========================================================================
   ---------------
   * Cost
    Investment securities....................  $         --   $103,573,805   $139,364,515   $301,276,719   $115,846,312
                                               ========================================================================
    Short-term securities....................  $268,965,970   $ 10,144,836   $ 19,428,550   $  2,012,330   $  3,042,771
                                               ========================================================================

                                                                  MFS
                                                SUNAMERICA       TOTAL           ASSET
                                                 BALANCED       RETURN+       ALLOCATION
   ------------------------------------------  -------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $175,643,370   $132,755,293   $ 639,431,455
   Short-term securities*....................            --     17,293,970      14,569,924
   Repurchase agreements (cost equals
    market)..................................    17,738,000             --      72,461,000
   Cash......................................           445        163,605              --
   Foreign currency..........................            --             --              --
   Receivables for--
    Fund shares sold.........................       855,119        273,654         700,876
    Dividends and accrued interest...........       773,480        668,605       2,951,805
    Sales of investments.....................     2,073,638      2,466,961      33,741,800
    Variation margin on futures contracts....            --             --       1,090,556
   Prepaid expenses..........................         1,339          2,022          10,691
   Unrealized appreciation on forward foreign
    currency contracts.......................            --             --          51,650
                                               -------------------------------------------
                                                197,085,391    153,624,110     765,009,757
                                               -------------------------------------------
   LIABILITIES:
   Payables for--
    Fund shares redeemed.....................       302,662        127,263       1,262,255
    Management fees..........................       100,786         80,683         361,981
    Purchases of investments.................     1,761,065      8,030,832      38,715,216
    Variation margin on futures contracts....            --             --              --
   Unrealized depreciation on forward foreign
    currency contracts.......................            --             --              --
   Other accrued expenses....................        43,079         53,264         132,557
   Due to Custodian..........................            --             --          21,283
                                               -------------------------------------------
                                                  2,207,592      8,292,042      40,493,292
                                               -------------------------------------------
   NET ASSETS................................  $194,877,799   $145,332,068   $ 724,516,465
                                               ===========================================
   Shares of beneficial interest outstanding
    (unlimited shares authorized)............    11,304,432      9,172,656      48,192,998
   Net asset value per share.................  $      17.24   $      15.84   $       15.03
                                               ===========================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $159,509,943   $118,938,595   $ 658,185,902
   Accumulated undistributed net investment
    income...................................     2,245,167      3,326,145      21,896,099
   Accumulated undistributed net realized
    gain (loss) on investments, future
    contracts and options contracts..........     3,710,897     20,214,224      32,917,048
   Unrealized appreciation (depreciation) on
    investments..............................    29,411,792      2,853,104       8,253,754
   Unrealized foreign exchange gain on other
    assets and liabilities...................            --             --          51,146
   Unrealized appreciation (depreciation) on
    futures..................................            --             --       3,212,516
                                               -------------------------------------------
                                               $194,877,799   $145,332,068   $ 724,516,465
                                               ===========================================
   ---------------
   * Cost
    Investment securities....................  $146,231,578   $129,902,189   $ 631,238,121
                                               ===========================================
    Short-term securities....................  $         --   $ 17,293,970   $  14,509,504
                                               ===========================================

    + Formerly Balanced/Phoenix Investment Counsel
    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 1999

                                                                          GROWTH-        FEDERATED        VENTURE
                                                           UTILITY         INCOME          VALUE           VALUE
   ------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*....................  $71,996,500   $1,118,154,486   $155,898,129   $1,762,895,505
   Short-term securities*..............................    4,073,000      104,460,617      2,925,000       48,211,816
   Repurchase agreements (cost equals market)..........           --               --             --       32,134,000
   Cash................................................        1,654          100,133             72              661
   Foreign currency....................................           19               --             --               --
   Receivables for--
    Fund shares sold...................................      248,471        1,615,769        200,952        1,426,039
    Dividends and accrued interest.....................      235,348          601,484        109,926        1,257,417
    Sales of investments...............................      885,413        1,205,858      1,016,030        1,087,348
    Variation margin on futures contracts..............           --          671,500             --               --
   Prepaid expenses....................................          687           12,642          1,496           21,961
   Due from Adviser....................................           --               --             --               --
                                                         ------------------------------------------------------------
                                                          77,441,092    1,226,822,489    160,151,605    1,847,034,747
                                                         ------------------------------------------------------------
   LIABILITIES:
   Payables for--
    Fund shares redeemed...............................       29,703          565,448        203,758        1,980,021
    Management fees....................................       48,374          530,432         99,323        1,114,728
    Purchases of investments...........................           --       19,471,415        624,790        3,348,123
   Other accrued expenses..............................       39,959          141,843         48,228          238,325
   Due to Advisor......................................           --               --             --               --
                                                         ------------------------------------------------------------
                                                             118,036       20,709,138        976,099        6,681,197
                                                         ------------------------------------------------------------
   NET ASSETS..........................................  $77,323,056   $1,206,113,351   $159,175,506   $1,840,353,550
                                                         ============================================================
   Shares of beneficial interest outstanding (unlimited
    shares authorized).................................    5,305,241       43,264,333      9,579,819       75,493,245
   Net asset value per share...........................  $     14.57   $        27.88   $      16.62   $        24.38
                                                         ============================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.....................................  $68,661,884   $  748,784,835   $131,918,792   $1,355,517,465
   Accumulated undistributed net investment
    income.............................................    1,703,411        7,335,562      1,334,671       15,544,750
   Accumulated undistributed net realized gain
    on investments, future contracts and options
    contracts..........................................    4,066,344       64,719,774      7,639,826       73,770,945
   Unrealized appreciation (depreciation) on
    investments........................................    2,891,417      381,087,805     18,282,217      395,520,390
   Unrealized appreciation on futures..................           --        4,185,375             --               --
                                                         ------------------------------------------------------------
                                                         $77,323,056   $1,206,113,351   $159,175,506   $1,840,353,550
                                                         ============================================================
   ---------------
   * Cost
    Investment securities..............................  $69,105,083   $  737,066,681   $137,615,912   $1,367,375,115
                                                         ============================================================
    Short-term securities..............................  $ 4,073,000   $  104,460,617   $  2,925,000   $   48,211,816
                                                         ============================================================

                                                                                            MFS
                                                          "DOGS" OF        PUTNAM       GROWTH AND
                                                         WALL STREET       GROWTH         INCOME+
   ----------------------------------------------------  -------------------------------------------
   ASSETS:
   Investment securities, at value*....................  $ 78,150,429   $479,782,834   $ 245,794,365
   Short-term securities*..............................            --             --      16,899,311
   Repurchase agreements (cost equals market)..........     1,691,000     18,189,000              --
   Cash................................................           201            600          46,045
   Foreign currency....................................            --             --              --
   Receivables for--
    Fund shares sold...................................       531,906      1,133,475         411,414
    Dividends and accrued interest.....................        70,295        136,269         197,723
    Sales of investments...............................            --      4,744,789       4,287,394
    Variation margin on futures contracts..............            --             --              --
   Prepaid expenses....................................         4,355          5,342           4,872
   Due from Adviser....................................            --             --          23,748
                                                          ------------------------------------------
                                                           80,448,186    503,992,309     267,664,872
                                                          ------------------------------------------
   LIABILITIES:
   Payables for--
    Fund shares redeemed...............................        96,780        239,437         156,387
    Management fees....................................        38,873        311,270         154,499
    Purchases of investments...........................     2,188,039      8,543,793       1,221,820
   Other accrued expenses..............................        44,671         85,275          63,224
   Due to Advisor......................................        17,974             --              --
                                                         -------------------------------------------
                                                            2,386,337      9,179,775       1,595,930
                                                         -------------------------------------------
   NET ASSETS..........................................  $ 78,061,849   $494,812,534   $ 266,068,942
                                                         ===========================================
   Shares of beneficial interest outstanding (unlimited
    shares authorized).................................     8,128,411     21,033,452      15,665,872
   Net asset value per share...........................  $       9.60   $      23.53   $       16.98
                                                         ===========================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.....................................  $ 77,735,860   $321,652,486   $ 179,260,364
   Accumulated undistributed net investment
    income.............................................       546,494        267,117         549,006
   Accumulated undistributed net realized gain
    on investments, future contracts and options
    contracts..........................................     2,830,641     19,359,448      66,452,107
   Unrealized appreciation (depreciation) on
    investments........................................    (3,051,146)   153,533,483      19,807,465
   Unrealized appreciation on futures..................            --             --              --
                                                         -------------------------------------------
                                                         $ 78,061,849   $494,812,534   $ 266,068,942
   ---------------
   * Cost
    Investment securities..............................  $ 81,201,575   $326,249,351   $ 225,986,900
                                                         ===========================================
    Short-term securities..............................  $         --   $         --   $  16,899,311
                                                         ===========================================

    + Formerly Growth/Phoenix Investment Counsel
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 1999

                                                                                     INTERNATIONAL   INTERNATIONAL
                                                        ALLIANCE         GLOBAL       GROWTH AND      DIVERSIFIED       REAL
                                                         GROWTH         EQUITIES        INCOME         EQUITIES        ESTATE
   -----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*................  $1,857,776,945   $438,449,664   $135,138,635    $321,073,458    $57,442,891
   Short-term securities*..........................      23,083,000     21,085,000             --              --             --
   Repurchase agreements (cost equals market)......              --             --     11,297,000      46,968,000      1,835,000
   Cash............................................             327            966            477       2,173,382          2,725
   Foreign currency................................              --          2,865         26,721         109,095             --
   Receivables for--
    Fund shares sold...............................       4,974,410        268,382        415,343         239,217         50,620
    Dividends and accrued interest.................         614,382        449,244        307,041         619,161        147,793
    Foreign currency contracts.....................              --             --      7,711,401       3,087,806             --
    Sales of investments...........................      12,767,201      4,278,496      2,466,166       3,703,679      1,444,492
    Variation margin on futures contracts..........              --             --             --         133,190             --
   Prepaid expenses................................          16,073          6,745          1,206           7,941            667
   Deferred organizational expenses................              --             --          4,343              --          4,343
   Unrealized appreciation on forward foreign
    currency contracts.............................              --             --         74,645         649,425             --
   Due from Adviser................................              --             --             --              --             --
                                                     ---------------------------------------------------------------------------
                                                      1,899,232,338    464,541,362    157,442,978     378,764,354     60,928,531
                                                     ---------------------------------------------------------------------------
   LIABILITIES:
   Payables for--
    Fund shares redeemed...........................         912,051        378,611        173,516         254,302        128,917
    Management fees................................         880,688        279,376        119,450         310,784         40,687
    Foreign currency contracts.....................              --             --      7,695,468       3,075,685             --
    Purchases of investments.......................      32,309,013        566,718      5,619,060              --      2,218,298
   Unrealized depreciation on forward foreign
    currency contracts.............................              --             --      1,162,112       1,068,736             --
   Other accrued expenses..........................         206,717        178,229        176,701         270,324         36,313
                                                     ---------------------------------------------------------------------------
                                                         34,308,469      1,402,934     14,946,307       4,979,831      2,424,215
                                                     ---------------------------------------------------------------------------
   NET ASSETS......................................  $1,864,923,869   $463,138,428   $142,496,671    $373,784,523    $58,504,316
                                                     ===========================================================================
   Shares of beneficial interest outstanding
    (unlimited shares authorized)..................      52,895,068     24,887,701     12,395,666      28,598,789      6,090,925
   Net asset value per share.......................  $        35.26   $      18.61   $      11.50    $      13.07    $      9.61
                                                     ===========================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.................................  $1,098,428,144   $338,545,052   $137,138,119    $314,595,492    $66,958,218
   Accumulated undistributed net investment income
    (loss).........................................       2,757,752      3,631,491        750,530       6,736,807      2,065,317
   Accumulated undistributed net realized gain
    (loss) on investments, future contracts and
    options contracts..............................     185,033,486     34,484,412        282,787      (2,148,619)    (2,815,402)
   Unrealized appreciation (depreciation) on
    investments....................................     578,704,487     86,488,831      5,412,970      54,894,437     (7,703,817)
   Unrealized foreign exchange loss on other assets
    and liabilities................................              --        (11,358)    (1,087,735)       (412,930)            --
   Unrealized appreciation on futures..............              --             --             --         119,336             --
                                                     ---------------------------------------------------------------------------
                                                     $1,864,923,869   $463,138,428   $142,496,671    $373,784,523    $58,504,316
                                                     ===========================================================================
   ---------------
   * Cost
    Investment securities..........................  $1,279,072,458   $351,960,833   $129,725,665    $266,179,021    $65,146,708
                                                     ===========================================================================
    Short-term securities..........................  $   23,083,000   $ 21,085,000   $         --    $         --    $        --
                                                     ===========================================================================


                                                      AGGRESSIVE      EMERGING
                                                        GROWTH        MARKETS
   ------------------------------------------------  ---------------------------
   ASSETS:
   Investment securities, at value*................  $159,216,606   $ 30,030,680
   Short-term securities*..........................            --             --
   Repurchase agreements (cost equals market)......    23,693,000      2,903,000
   Cash............................................           180            405
   Foreign currency................................            --         11,586
   Receivables for--
    Fund shares sold...............................       405,857         34,644
    Dividends and accrued interest.................        29,155         78,627
    Foreign currency contracts.....................            --         90,799
    Sales of investments...........................     2,526,802             --
    Variation margin on futures contracts..........            --             --
   Prepaid expenses................................         1,635            335
   Deferred organizational expenses................            --          4,343
   Unrealized appreciation on forward foreign
    currency contracts.............................            --         23,722
   Due from Adviser................................            --         18,595
                                                      --------------------------
                                                      185,873,235     33,196,736
                                                      --------------------------
   LIABILITIES:
   Payables for--
    Fund shares redeemed...........................       134,026         87,427
    Management fees................................       102,798         34,725
    Foreign currency contracts.....................            --         93,210
    Purchases of investments.......................     3,276,833        111,494
   Unrealized depreciation on forward foreign
    currency contracts.............................            --         72,857
   Other accrued expenses..........................        46,417         88,869
                                                     ---------------------------
                                                        3,560,074        488,582
                                                     ---------------------------
   NET ASSETS......................................  $182,313,161   $ 32,708,154
                                                     ===========================
   Shares of beneficial interest outstanding
    (unlimited shares authorized)..................    11,747,405      5,261,070
   Net asset value per share.......................  $      15.52   $       6.22
                                                     ===========================
   COMPOSITION OF NET ASSETS:
   Capital paid in.................................  $129,266,730     44,366,075
   Accumulated undistributed net investment income
    (loss).........................................       385,632       (201,415)
   Accumulated undistributed net realized gain
    (loss) on investments, future contracts and
    options contracts..............................    15,138,991    (11,174,856)
   Unrealized appreciation (depreciation) on
    investments....................................    37,521,808       (209,786)
   Unrealized foreign exchange loss on other assets
    and liabilities................................            --        (71,864)
   Unrealized appreciation on futures..............            --             --
                                                     ---------------------------
                                                     $182,313,161   $ 32,708,154
                                                     ===========================
   ---------------
   * Cost
    Investment securities..........................  $121,694,798   $ 30,240,466
                                                     ===========================
    Short-term securities..........................  $         --   $         --
                                                     ===========================

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH JANUARY 31, 1999#

                                            CASH        GLOBAL     CORPORATE    HIGH-YIELD     WORLDWIDE    SUNAMERICA
                                         MANAGEMENT      BOND         BOND         BOND       HIGH INCOME    BALANCED
   --------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest..........................  $2,444,826   $  931,709   $1,746,734   $ 5,083,039   $ 2,117,815   $   546,005
     Dividends.........................          --           --       29,703        12,958            --       168,376
                                         ------------------------------------------------------------------------------
         Total income*.................   2,444,826      931,709    1,776,437     5,095,997      ,117,815       714,381
                                         ------------------------------------------------------------------------------
   EXPENSES:
     Management fees...................     224,945      139,771      161,457       305,048       198,398       189,910
     Custodian fees....................      21,781       37,628       25,835        22,371         5,565        10,337
     Auditing fees.....................      11,645       15,175       11,800        11,785        15,175        10,045
     Reports to investors..............       9,220        1,700        4,235        10,948         2,100         4,715
     Trustees' fees....................         516          124          271           124            75           124
     Legal fees........................         195          195          195           195           195           195
     Interest expense..................          --           --           --         1,171            --            --
     Other expenses....................       1,246          712          640         1,079           900           550
                                         ------------------------------------------------------------------------------
       Total expenses before custody
         credits.......................     269,548      195,305      204,433       352,721       222,408       215,876
       Custody credits earned on cash
         balances......................         (26)          (3)        (365)       (3,026)       (2,315)       (1,452)
                                         ------------------------------------------------------------------------------
   Net investment income...............   2,175,304      736,407    1,572,369     4,746,302     1,897,722       499,957
                                         ------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN
     CURRENCIES:
     Net realized gain (loss) on
       investments.....................       9,646      850,091      169,323    (2,240,492)   (1,225,523)      603,496
     Net realized gain on futures and
       options contracts...............          --           --           --            --            --            --
     Net realized foreign exchange gain
       on other assets and
       liabilities.....................          --      991,310           --            --        33,517            --
     Change in unrealized appreciation/
       depreciation on investments.....      80,213     (340,048)     421,903     1,771,064    (3,005,904)   15,766,412
     Change in unrealized foreign
       exchange gain/ loss on other
       assets and liabilities..........          --     (524,851)          --            --       (16,102)           --
     Change in unrealized appreciation/
       depreciation on futures and
       option contracts................          --           --           --            --       (40,517)           --
                                         ------------------------------------------------------------------------------
   Net realized and unrealized gain
     (loss) on investments and foreign
     currencies........................      89,859      976,502      591,226      (469,428)   (4,254,529)   16,369,908
                                         ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS........................  $2,265,163   $1,712,909   $2,163,595   $ 4,276,874   $(2,356,807)  $16,869,865
                                         ==============================================================================
   ---------------
   * Net of foreign withholding taxes
     on interest and dividends of......  $       --   $       --   $    4,450   $        --   $        --   $     4,807
                                         ==============================================================================

                                             MFS
                                            TOTAL          ASSET
                                           RETURN+       ALLOCATION
   ------------------------------------  ---------------------------
   INCOME:
     Interest..........................  $    607,662   $  3,068,783
     Dividends.........................       149,081        924,472
                                         ---------------------------
         Total income*.................       756,743      3,993,255
                                         ---------------------------
   EXPENSES:
     Management fees...................       157,567        716,334
     Custodian fees....................        16,048         50,476
     Auditing fees.....................        10,040         10,130
     Reports to investors..............         4,148         23,775
     Trustees' fees....................            75            309
     Legal fees........................         2,645            180
     Interest expense..................            --             --
     Other expenses....................           685          3,205
                                         ---------------------------
       Total expenses before custody
         credits.......................       191,208        804,409
       Custody credits earned on cash
         balances......................          (973)        (1,091)
                                         ---------------------------
   Net investment income...............       566,508      3,189,937
                                         ---------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN
     CURRENCIES:
     Net realized gain (loss) on
       investments.....................    19,235,259      3,406,680
     Net realized gain on futures and
       options contracts...............            --     14,209,227
     Net realized foreign exchange gain
       on other assets and
       liabilities.....................            --            282
     Change in unrealized appreciation/
       depreciation on investments.....   (11,959,477)    (3,779,986)
     Change in unrealized foreign
       exchange gain/ loss on other
       assets and liabilities..........            --         51,056
     Change in unrealized appreciation/
       depreciation on futures and
       option contracts................            --     (6,198,783)
                                         ---------------------------
   Net realized and unrealized gain
     (loss) on investments and foreign
     currencies........................     7,275,782      7,688,476
                                         ---------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS........................  $  7,842,290   $ 10,878,413
                                         ===========================
   ---------------
   * Net of foreign withholding taxes
     on interest and dividends of......  $      1,282   $     14,946
                                         ===========================

    # The Trust changed its fiscal year end from November 30 to January 31

    + Formerly Balanced/Phoenix Investment Counsel

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH JANUARY 31, 1999#

                                                                                                                         MFS
                                                GROWTH-      FEDERATED      VENTURE      "DOGS" OF      PUTNAM       GROWTH AND
                                  UTILITY        INCOME        VALUE         VALUE      WALL STREET     GROWTH         INCOME+
   ------------------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest.................  $    35,290   $    662,843   $   38,865   $   863,605   $    16,436   $   118,670   $      87,067
     Dividends................      456,930      1,498,412      377,941     4,069,099       202,406       384,340         397,655
                                -------------------------------------------------------------------------------------------------
         Total income*........      492,220      2,161,255      416,806     4,932,704       218,842       503,010         484,722
                                -------------------------------------------------------------------------------------------------
   EXPENSES:
     Management fees..........       93,546      1,024,303      193,283     2,175,195        87,628       593,614         288,906
     Custodian fees...........        9,480         44,366       14,282        75,770         9,957        31,782          15,075
     Auditing fees............        9,980          9,915       10,045         9,960         5,285        10,295          10,045
     Reports to investors.....        2,360         35,600        4,785        57,140           400        13,135           3,775
     Trustees' fees...........           75            516          271           761           114           114              75
     Legal fees...............          195            780          195         1,950           195           195           3,135
     Amortization of
       organizational
       expenses...............           --             --           --            --           200            --              --
     Other expenses...........          432          3,813          570        13,121           638         1,293           1,083
                                -------------------------------------------------------------------------------------------------
       Total expenses before
         custody credits......      116,068      1,119,293      223,431     2,333,897       104,417       650,428         322,094
       Custody credits earned
         on cash balances.....          (20)          (606)          (7)           --            (2)         (112)             --
                                -------------------------------------------------------------------------------------------------
   Net investment income
     (loss)...................      376,172      1,042,568      193,382     2,598,807       114,427      (147,306)        162,628
                                -------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN
     CURRENCIES:
     Net realized gain on
       investments............    1,180,130     15,897,837      166,627    17,635,962     2,829,920     9,065,022      54,763,601
     Net realized gain on
       futures................           --      5,844,488           --            --            --            --              --
     Net realized foreign
       exchange gain (loss) on
       other assets and
       liabilities............           13             --           (6)          281            --            --           3,628
     Change in unrealized
       appreciation/
       depreciation on
       investments............   (1,160,026)   134,285,475    4,903,370    76,104,286    (4,578,871)   58,656,179     (29,996,476)
     Change in unrealized
       foreign exchange
       gain/loss on other
       assets and
       liabilities............            9           (141)          --          (267)           --            --              --
     Change in unrealized
       appreciation/
       depreciation on futures
       and option contracts...           --     (1,543,688)          --            --            --            --              --
                                -------------------------------------------------------------------------------------------------
   Net realized and unrealized
     gain (loss) on
     investments and foreign
     currencies...............       20,126    154,483,971    5,069,991    93,740,262    (1,748,951)   67,721,201      24,770,753
                                -------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............  $   396,298   $155,526,539   $5,263,373   $96,339,069   $(1,634,524)  $67,573,895   $  24,933,381
                                =================================================================================================
   ---------------
   * Net of foreign
     withholding taxes on
     interest and dividends
     of.......................  $       455   $         10   $      602   $        --   $        --   $        --   $          --
                                =================================================================================================

    # The Trust changed its fiscal year end from November 30 to January 31 + Formerly Growth/Phoenix Investment Counsel

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH JANUARY 31, 1999#

                                                                               INTERNATIONAL   INTERNATIONAL
                                                    ALLIANCE       GLOBAL       GROWTH AND      DIVERSIFIED       REAL
                                                     GROWTH       EQUITIES        INCOME         EQUITIES        ESTATE
   -----------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest...................................  $    101,788   $   154,977    $  101,065      $   422,161    $    29,581
     Dividends..................................     1,555,092       457,560       211,791           84,598        642,679
                                                  ------------------------------------------------------------------------
         Total income*..........................     1,656,880       612,537       312,856          506,759        672,260
                                                  ------------------------------------------------------------------------
   EXPENSES:
     Management fees............................     1,551,967       545,025       231,046          612,770         81,013
     Custodian fees.............................        79,520        68,935        85,155          135,029          7,405
     Auditing fees..............................         9,975        15,240        15,180           15,145         10,110
     Reports to investors.......................        44,965        10,850         4,055            8,190          1,910
     Trustees' fees.............................         1,006           271            75               75            865
     Legal fees.................................         4,360           195           195              195            195
     Amortization of organizational expenses....            --            --           220               --            220
     Other expenses.............................         5,646         2,165         1,074            1,915            425
                                                  ------------------------------------------------------------------------
       Total expenses before reimbursement and
         custody credits........................     1,697,439       642,681       337,000          773,319        102,143
       Expenses reimbursed by the investment
         adviser................................            --            --            --               --             --
       Custody credits earned on cash
         balances...............................            --          (355)          (75)              (9)            --
                                                  ------------------------------------------------------------------------
   Net investment income (loss).................       (40,559)      (29,789)      (24,069)        (266,551)       570,117
                                                  ------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on investments....    53,230,893    11,471,490     1,383,124        6,406,461     (1,725,506)
     Net realized gain (loss) on futures and
       options contracts........................       637,521            --            --         (421,891)            --
     Net realized foreign exchange gain (loss)
       on other assets and liabilities..........            --    (1,429,097)        9,412       (1,883,721)            --
     Change in unrealized
       appreciation/depreciation on
       investments..............................   315,401,681    31,119,590     3,312,874        2,961,164       (478,582)
     Change in unrealized foreign exchange gain/
       loss on other assets and liabilities.....            --       810,121        (6,666)        (674,306)            --
     Change in unrealized
       appreciation/depreciation on futures and
       option contracts.........................      (757,500)           --            --          429,077             --
                                                  ------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies.........   368,512,595    41,972,104     4,698,744        6,816,784     (2,204,088)
                                                  ------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..................  $368,472,036   $41,942,315    $4,674,675      $ 6,550,233    $(1,633,971)
                                                  ========================================================================
   ---------------
   * Net of foreign withholding taxes on
     interest and dividends of..................  $         --   $    41,713    $   38,666      $    30,662    $        --
                                                  ========================================================================


                                                  AGGRESSIVE      EMERGING
                                                    GROWTH        MARKETS
   ---------------------------------------------  --------------------------
   INCOME:
     Interest...................................  $   160,714   $     27,029
     Dividends..................................       84,974        108,681
                                                  --------------------------
         Total income*..........................      245,688        135,710
                                                  --------------------------
   EXPENSES:
     Management fees............................      188,017         67,951
     Custodian fees.............................       10,816         38,272
     Auditing fees..............................       10,045         15,270
     Reports to investors.......................        3,010          1,330
     Trustees' fees.............................           75             75
     Legal fees.................................          195            195
     Amortization of organizational expenses....           --            220
     Other expenses.............................          587          1,101
                                                  --------------------------
       Total expenses before reimbursement and
         custody credits........................      212,745        124,414
       Expenses reimbursed by the investment
         adviser................................           --        (21,016)
       Custody credits earned on cash
         balances...............................         (536)          (112)
                                                  --------------------------
   Net investment income (loss).................       33,479         32,424
                                                  --------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on investments....   10,344,666     (1,240,780)
     Net realized gain (loss) on futures and
       options contracts........................     (322,075)            --
     Net realized foreign exchange gain (loss)
       on other assets and liabilities..........           --       (117,495)
     Change in unrealized
       appreciation/depreciation on
       investments..............................   25,390,587      1,414,903
     Change in unrealized foreign exchange gain/
       loss on other assets and liabilities.....           --        (38,964)
     Change in unrealized
       appreciation/depreciation on futures and
       option contracts.........................           --             --
                                                  --------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies.........   35,413,178         17,664
                                                  --------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..................  $35,446,657   $     50,088
                                                  ==========================
   ---------------
   * Net of foreign withholding taxes on
     interest and dividends of..................  $        --   $     11,893
                                                  ==========================

    # The Trust changed its fiscal year end from November 30 to January 31 See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH JANUARY 31, 1999

                                              CASH                        CORPORATE      HIGH-YIELD     WORLDWIDE      SUNAMERICA
                                           MANAGEMENT     GLOBAL BOND        BOND           BOND       HIGH INCOME      BALANCED
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income................  $   2,175,304   $    736,407   $  1,572,369   $  4,746,302   $  1,897,722   $    499,957
   Net realized gain (loss) on
    investments.........................          9,646        850,091        169,323     (2,240,492)    (1,225,523)       603,496
   Net realized gain on futures and
    option contracts....................             --             --             --             --             --             --
   Net realized foreign exchange gain on
    other assets and liabilities........             --        991,310             --             --         33,517             --
   Change in unrealized appreciation/
    depreciation on investments.........         80,213       (340,048)       421,903      1,771,064     (3,005,904)    15,766,412
   Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities.........................             --       (524,851)            --             --        (16,102)            --
   Change in unrealized appreciation/
    depreciation on futures and options
    contracts...........................             --             --             --             --        (40,517)            --
                                          ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations...........      2,265,163      1,712,909      2,163,595      4,276,874     (2,356,807)    16,869,865
                                          ----------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment
      income............................             --             --             --             --             --             --
    Distribution from net realized gain
      on investments....................             --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders........................             --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold............    417,868,561     10,112,554     20,469,501     27,358,549     11,308,899     37,235,600
   Proceeds from shares issued for
    reinvestment of dividends and
    distributions.......................             --             --             --             --             --             --
   Cost of shares repurchased...........   (366,404,273)    (4,947,595)    (7,390,279)   (23,178,837)   (13,265,058)    (8,469,273)
                                          ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from capital share
    transactions........................     51,464,288      5,164,959     13,079,222      4,179,712     (1,956,159)    28,766,327
                                          ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
    ASSETS..............................     53,729,451      6,877,868     15,242,817      8,456,586     (4,312,966)    45,636,192
   NET ASSETS:
   Beginning of period..................    223,640,091    115,428,215    143,561,286    284,580,498    121,289,550    149,241,607
                                          ----------------------------------------------------------------------------------------
   End of period........................  $ 277,369,542   $122,306,083   $158,804,103   $293,037,084   $116,976,584   $194,877,799
                                          ========================================================================================

   ---------------
   Undistributed net investment
    income..............................  $  12,229,481   $  4,677,221   $  8,221,379   $ 30,350,019   $ 13,739,476   $  2,245,167
                                          ========================================================================================
   Shares issued and repurchased:
   Sold.................................     39,339,533        852,492      1,723,714      2,488,265      1,113,204      2,263,271
   Issued in reinvestment of dividends
    and distributions...................             --             --             --             --             --             --
   Repurchased..........................    (34,491,050)      (419,784)      (622,391)    (2,108,316)    (1,316,953)      (516,546)
                                          ----------------------------------------------------------------------------------------
   Net increase (decrease)..............      4,848,483        432,708      1,101,323        379,949       (203,749)     1,746,725
                                          ========================================================================================


                                           MFS TOTAL         ASSET
                                            RETURN+       ALLOCATION
   -------------------------------------  ----------------------------
   OPERATIONS:
   Net investment income................  $    566,508   $   3,189,937
   Net realized gain (loss) on
    investments.........................    19,235,259       3,406,680
   Net realized gain on futures and
    option contracts....................            --      14,209,227
   Net realized foreign exchange gain on
    other assets and liabilities........            --             282
   Change in unrealized appreciation/
    depreciation on investments.........   (11,959,477)     (3,779,986)
   Change in unrealized foreign exchange
    gain/loss on other assets and
    liabilities.........................            --          51,056
   Change in unrealized appreciation/
    depreciation on futures and options
    contracts...........................            --      (6,198,783)
                                          ----------------------------
   Net increase (decrease) in net assets
    resulting from operations...........     7,842,290      10,878,413
                                          ----------------------------
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment
      income............................            --              --
    Distribution from net realized gain
      on investments....................            --              --
                                          ----------------------------
   Total dividends and distributions to
    shareholders........................            --              --
                                          ----------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold............    11,312,991      39,789,134
   Proceeds from shares issued for
    reinvestment of dividends and
    distributions.......................            --              --
   Cost of shares repurchased...........    (5,262,953)    (39,196,352)
                                          ----------------------------
   Net increase (decrease) in net assets
    resulting from capital share
    transactions........................     6,050,038         592,782
                                          ----------------------------
   TOTAL INCREASE (DECREASE) IN NET
    ASSETS..............................    13,892,328      11,471,195
   NET ASSETS:
   Beginning of period..................   131,439,740     713,045,270
                                          ----------------------------
   End of period........................  $145,332,068   $ 724,516,465
                                          ============================
   ---------------
   Undistributed net investment
    income..............................  $  3,326,145   $  21,896,099
                                          ============================
   Shares issued and repurchased:
   Sold.................................       722,994       2,664,197
   Issued in reinvestment of dividends
    and distributions...................            --              --
   Repurchased..........................      (335,735)     (2,618,333)
                                          ----------------------------
   Net increase (decrease)..............       387,259          45,864
                                          ============================

    + Formerly Balanced/Phoenix Investment Counsel
    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH JANUARY 31, 1999

                                                                   GROWTH-        FEDERATED        VENTURE        "DOGS" OF
                                                    UTILITY         INCOME          VALUE           VALUE        WALL STREET
   --------------------------------------------------------------------------------------------------------------------------

   OPERATIONS:
   Net investment income (loss).................  $   376,172   $    1,042,568   $    193,382   $    2,598,807   $   114,427
   Net realized gain on investments.............    1,180,130       15,897,837        166,627       17,635,962     2,829,920
   Net realized gain on futures.................           --        5,844,488             --               --            --
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................           13               --             (6)             281            --
   Change in unrealized
    appreciation/depreciation on investments....   (1,160,026)     134,285,475      4,903,370       76,104,286    (4,578,871)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...            9             (141)            --             (267)           --
   Change in unrealized
    appreciation/depreciation on futures and
    options contracts...........................           --       (1,543,688)            --               --            --
                                                  ---------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations...................      396,298      155,526,539      5,263,373       96,339,069    (1,634,524)
                                                  ---------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........           --               --             --               --            --
    Distributions from net realized gain on
      investments...............................           --               --             --               --            --
                                                  ---------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders................................           --               --             --               --            --
                                                  ---------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................   13,044,515       85,700,857     17,210,109       97,925,406    18,661,965
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............           --               --             --               --            --
   Cost of shares repurchased...................   (4,166,465)     (54,704,172)    (9,197,815)     (79,321,761)   (4,248,773)
                                                  ---------------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions..................    8,878,050       30,996,685      8,012,294       18,603,645    14,413,192
                                                  ---------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS.................    9,274,348      186,523,224     13,275,667      114,942,714    12,778,668
   NET ASSETS:
   Beginning of period..........................   68,048,708    1,019,590,127    145,899,839    1,725,410,836    65,283,181
                                                  ---------------------------------------------------------------------------
   End of period................................  $77,323,056   $1,206,113,351   $159,175,506   $1,840,353,550   $78,061,849
                                                  ===========================================================================

   ---------------
   Undistributed net investment income..........  $ 1,703,411   $    7,335,562   $  1,334,671   $   15,544,750   $   546,494
                                                  ===========================================================================
   Shares issued and repurchased:
   Sold.........................................      881,293        3,281,847      1,060,836        4,116,195     1,905,522
   Issued in reinvestment of dividends and
    distributions...............................           --               --             --               --            --
   Repurchased..................................     (281,470)      (2,090,295)      (565,865)      (3,331,735)     (432,734)
                                                  ---------------------------------------------------------------------------
   Net increase.................................      599,823        1,191,552        494,971          784,460     1,472,788
                                                  ===========================================================================


   ---------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).................  $   (147,306)  $     162,628
   Net realized gain on investments.............     9,065,022   $  54,763,601
   Net realized gain on futures.................            --              --
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................            --           3,628
   Change in unrealized
    appreciation/depreciation on investments....    58,656,179     (29,996,476)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...            --              --
   Change in unrealized
    appreciation/depreciation on futures and
    options contracts...........................            --              --
                                                  ----------------------------
   Net increase (decrease) in net assets
    resulting from operations...................    67,573,895      24,933,381
                                                  ----------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........            --              --
    Distributions from net realized gain on
      investments...............................            --              --
                                                  ----------------------------
   Total dividends and distributions to
    shareholders................................            --              --
                                                  ----------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................    56,653,856      11,852,834
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............            --              --
   Cost of shares repurchased...................   (28,278,432)     (9,015,745)
                                                  ----------------------------
   Net increase in net assets resulting from
    capital share transactions..................    28,375,424       2,837,089
                                                  ----------------------------
   TOTAL INCREASE IN NET ASSETS.................    95,949,319      27,770,470
   NET ASSETS:
   Beginning of period..........................   398,863,215     238,298,472
                                                  ----------------------------
   End of period................................  $494,812,534   $ 266,068,942
                                                  ============================
   ---------------
   Undistributed net investment income..........  $    267,117   $     549,006
                                                  ============================
   Shares issued and repurchased:
   Sold.........................................     2,574,099         711,914
   Issued in reinvestment of dividends and
    distributions...............................            --              --
   Repurchased..................................    (1,281,139)       (548,064)
                                                  ----------------------------
   Net increase.................................     1,292,960         163,850
                                                  ============================

    + Formerly Growth/Phoenix Investment Counsel
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH JANUARY 31, 1999

                                                                                           INTERNATIONAL   INTERNATIONAL
                                                              ALLIANCE         GLOBAL       GROWTH AND      DIVERSIFIED
                                                               GROWTH         EQUITIES        INCOME         EQUITIES
   ---------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..........................  $      (40,559)  $    (29,789)  $    (24,069)   $    (266,551)
   Net realized gain (loss) on investments...............      53,230,893     11,471,490      1,383,124        6,406,461
   Net realized gain (loss) on futures and options
    contracts............................................         637,521             --             --         (421,891)
   Net realized foreign exchange gain (loss) on other
    assets and liabilities...............................              --     (1,429,097)         9,412       (1,883,721)
   Change in unrealized appreciation/depreciation on
    investments..........................................     315,401,681     31,119,590      3,312,874        2,961,164
   Change in unrealized foreign exchange gain/loss on
    other assets and liabilities.........................              --        810,121         (6,666)        (674,306)
   Change in unrealized appreciation/depreciation on
    futures and options contracts........................        (757,500)            --             --          429,077
                                                           -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    operations...........................................     368,472,036     41,942,315      4,674,675        6,550,233
                                                           -------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment income.................              --             --       (265,000)              --
    Distribution from net realized gain on investments...              --             --     (2,235,000)              --
                                                           -------------------------------------------------------------
   Total dividends and distributions to shareholders.....              --             --     (2,500,000)              --
                                                           -------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.............................     204,611,303     35,563,067     25,897,133      220,533,560
   Proceeds from shares issued for reinvestment of
    dividends and distributions..........................              --             --      2,500,000               --
   Cost of shares repurchased............................    (104,299,490)   (34,724,943)   (16,419,004)    (207,473,512)
                                                           -------------------------------------------------------------
   Net increase in net assets resulting from capital
    share transactions...................................     100,311,813        838,124     11,978,129       13,060,048
                                                           -------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...............     468,783,849     42,780,439     14,152,804       19,610,281
   NET ASSETS:
   Beginning of period...................................   1,396,140,020    420,357,989    128,343,867      354,174,242
                                                           -------------------------------------------------------------
   End of period.........................................  $1,864,923,869   $463,138,428   $142,496,671    $ 373,784,523
                                                           -------------------------------------------------------------

   ---------------
   Undistributed net investment income (loss)............  $    2,757,752   $  3,631,491   $    750,530    $   6,736,807
                                                           -------------------------------------------------------------
   Shares issued and repurchased:
   Sold..................................................       6,451,097      1,978,139      2,268,946       17,063,994
   Issued in reinvestment of dividends and
    distributions........................................              --             --        217,960               --
   Repurchased...........................................      (3,339,403)    (1,957,914)    (1,434,448)     (16,008,763)
                                                           -------------------------------------------------------------
   Net increase..........................................       3,111,694         20,225      1,052,458        1,055,231
                                                           -------------------------------------------------------------


                                                              REAL        AGGRESSIVE      EMERGING
                                                             ESTATE         GROWTH        MARKETS
   ------------------------------------------------------  -----------------------------------------
   OPERATIONS:
   Net investment income (loss)..........................  $   570,117   $     33,479   $     32,424
   Net realized gain (loss) on investments...............   (1,725,506)    10,344,666     (1,240,780)
   Net realized gain (loss) on futures and options
    contracts............................................           --       (322,075)            --
   Net realized foreign exchange gain (loss) on other
    assets and liabilities...............................           --             --       (117,495)
   Change in unrealized appreciation/depreciation on
    investments..........................................     (478,582)    25,390,587      1,414,903
   Change in unrealized foreign exchange gain/loss on
    other assets and liabilities.........................           --             --        (38,964)
   Change in unrealized appreciation/depreciation on
    futures and options contracts........................           --             --             --
                                                           -----------------------------------------
   Net increase (decrease) in net assets resulting from
    operations...........................................   (1,633,971)    35,446,657         50,088
                                                           -----------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment income.................           --             --        (65,000)
    Distribution from net realized gain on investments...           --             --             --
                                                           -----------------------------------------
   Total dividends and distributions to shareholders.....           --             --        (65,000)
                                                           -----------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.............................    6,179,281     28,460,612      3,246,429
   Proceeds from shares issued for reinvestment of
    dividends and distributions..........................           --             --         65,000
   Cost of shares repurchased............................   (5,142,635)   (14,776,792)    (2,273,641)
                                                           -----------------------------------------
   Net increase in net assets resulting from capital
    share transactions...................................    1,036,646     13,683,820      1,037,788
                                                           -----------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...............     (597,325)    49,130,477      1,022,876
   NET ASSETS:
   Beginning of period...................................   59,101,641    133,182,684     31,685,278
                                                           -----------------------------------------
   End of period.........................................  $58,504,316   $182,313,161   $ 32,708,154
                                                           -----------------------------------------
   ---------------
   Undistributed net investment income (loss)............  $ 2,065,317   $    385,632   $   (201,415)
                                                           -----------------------------------------
   Shares issued and repurchased:
   Sold..................................................      630,827      2,008,807        525,444
   Issued in reinvestment of dividends and
    distributions........................................           --             --         10,400
   Repurchased...........................................     (524,134)    (1,075,513)      (366,917)
                                                           -----------------------------------------
   Net increase..........................................      106,693        933,294        168,927
                                                           -----------------------------------------

See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1998

                                         CASH         GLOBAL      CORPORATE     HIGH-YIELD     WORLDWIDE     SUNAMERICA
                                      MANAGEMENT       BOND          BOND          BOND       HIGH INCOME     BALANCED
   ---------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest.......................  $11,230,912   $ 5,355,321   $7,260,944   $ 26,975,805   $ 13,183,219   $ 1,741,460
     Dividends......................           --            --      175,643        456,053        127,595       662,695
                                      ----------------------------------------------------------------------------------
         Total income*..............   11,230,912     5,355,321    7,436,587     27,431,858     13,310,814     2,404,155
                                      ----------------------------------------------------------------------------------
   EXPENSES:
     Management fees................    1,059,551       728,940      654,148      1,667,268      1,333,369       570,440
     Custodian fees.................       57,835       123,260       87,835         81,330         69,770        43,705
     Auditing fees..................       23,895        29,030       24,025         24,000         28,925        23,910
     Reports to investors...........       12,860         4,535        5,575         10,579          5,650         6,202
     Legal fees.....................        2,014         1,840        1,753          2,673          2,014         1,840
     Trustees' fees.................        1,448           484          587          1,399            724           397
     Amortization of organizational
       expenses.....................        1,218           671          671            649             --            --
     Interest expense...............           --            --           --         14,905             --            --
     Other expenses.................        5,985         3,400        2,627          5,509          5,310         2,225
                                      ----------------------------------------------------------------------------------
       Total expenses...............    1,164,806       892,160      777,221      1,808,312      1,445,762       648,719
                                      ----------------------------------------------------------------------------------
   Net investment income............   10,066,106     4,463,161    6,659,366     25,623,546     11,865,052     1,755,436
                                      ----------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments..................       (6,901)    4,786,517      (60,443)      (861,067)   (30,080,600)    3,122,205
     Net realized gain on futures
       and options contracts........           --            --           --             --         17,693            --
     Net realized foreign exchange
       gain (loss) on other assets
       and liabilities..............           --    (1,286,313)          --             --        (33,125)           --
     Change in unrealized
       appreciation/depreciation on
       investments..................       25,431     3,845,490     (565,665)   (30,181,712)    (3,067,152)   10,080,246
     Change in unrealized foreign
       exchange gain/ loss on other
       assets and liabilities.......           --      (146,183)          --             --         35,136            --
     Change in unrealized
       appreciation/depreciation on
       futures and option
       contracts....................           --            --           --             --        (17,300)           --
                                      ----------------------------------------------------------------------------------
   Net realized and unrealized gain
     (loss) on investments and
     foreign currencies.............       18,530     7,199,511     (626,108)   (31,042,779)   (33,145,348)   13,202,451
                                      ----------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................  $10,084,636   $11,662,672   $6,033,258   $ (5,419,233)  $(21,280,296)  $14,957,887
                                      ==================================================================================
   ---------------
   * Net of foreign withholding
     taxes on interest and dividends
     of.............................  $        --   $        --   $    2,748   $         --   $     13,957   $     4,807
                                      ==================================================================================

                                       BALANCED/
                                        PHOENIX
                                      INVESTMENT       ASSET
                                        COUNSEL      ALLOCATION
   ---------------------------------  --------------------------
   INCOME:
     Interest.......................  $ 3,152,118   $ 17,716,410
     Dividends......................      486,611      6,446,320
                                      --------------------------
         Total income*..............    3,638,729     24,162,730
                                      --------------------------
   EXPENSES:
     Management fees................      762,995      3,758,570
     Custodian fees.................       77,220        235,950
     Auditing fees..................       23,930         21,965
     Reports to investors...........        3,954         35,765
     Legal fees.....................        3,614          3,405
     Trustees' fees.................          724          3,299
     Amortization of organizational
       expenses.....................           --            671
     Interest expense...............           --             --
     Other expenses.................        3,423         15,048
                                      --------------------------
       Total expenses...............      875,860      4,074,673
                                      --------------------------
   Net investment income............    2,762,869     20,088,057
                                      --------------------------
   REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments..................    1,095,104     17,614,687
     Net realized gain on futures
       and options contracts........           --      4,861,214
     Net realized foreign exchange
       gain (loss) on other assets
       and liabilities..............           --         56,315
     Change in unrealized
       appreciation/depreciation on
       investments..................   10,235,149    (38,559,922)
     Change in unrealized foreign
       exchange gain/ loss on other
       assets and liabilities.......           --           (537)
     Change in unrealized
       appreciation/depreciation on
       futures and option
       contracts....................           --      9,164,216
                                      --------------------------
   Net realized and unrealized gain
     (loss) on investments and
     foreign currencies.............   11,330,253     (6,864,027)
                                      --------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................  $14,093,122   $ 13,224,030
                                      ==========================
   ---------------
   * Net of foreign withholding
     taxes on interest and dividends
     of.............................  $     7,164   $     24,666
                                      ==========================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1998

                                                                                                                       GROWTH/
                                                                                                                       PHOENIX
                                              GROWTH-       FEDERATED      VENTURE       "DOGS" OF       PUTNAM       INVESTMENT
                                UTILITY        INCOME         VALUE         VALUE       WALL STREET#     GROWTH        COUNSEL
   ------------------------------------------------------------------------------------------------------------------------------

   INCOME:
     Interest................  $  175,044   $  4,338,253   $   152,288   $  6,630,872    $   46,382    $   593,826   $    319,029
     Dividends...............   1,615,024      6,786,492     1,847,018     17,319,322       564,668      2,426,681      1,672,684
                               --------------------------------------------------------------------------------------------------
         Total income*.......   1,790,068     11,124,745     1,999,306     23,950,194       611,050      3,020,507      1,991,713
                               --------------------------------------------------------------------------------------------------
   EXPENSES:
     Management fees.........     372,897      4,533,481       764,690     10,509,956       126,908      2,581,835      1,467,118
     Custodian fees..........      44,030        189,330        50,630        328,255        40,905        106,055         81,620
     Auditing fees...........      24,560         21,275        23,945         10,355        16,650         24,035         23,895
     Reports to investors....       2,848         48,055         6,295         93,375         4,288         14,405          8,705
     Legal fees..............       1,753          4,709         1,840          7,659         3,500          2,499          3,934
     Trustees' fees..........         365          4,131           567          7,831           244          1,676          1,366
     Amortization of
       organizational
       expenses..............          --            649            --             --           604            649            649
     Other expenses..........       1,628         16,206         2,227         29,611         1,804          6,450          6,598
                               --------------------------------------------------------------------------------------------------
       Total expenses before
         reimbursement.......     448,081      4,817,836       850,194     10,987,042       194,903      2,737,604      1,593,885
       Expenses reimbursed by
         the investment
         adviser.............          --             --            --             --       (15,116)            --             --
                               --------------------------------------------------------------------------------------------------
   Net investment income.....   1,341,987      6,306,909     1,149,112     12,963,152       431,263        282,903        397,828
                               --------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN
     CURRENCIES:
     Net realized gain on
       investments...........   2,895,401     42,172,573     7,493,632     56,164,428           721     10,488,436     11,774,676
     Net realized gain on
       futures and options
       contracts.............          --      1,162,383            --             --            --             --             --
     Net realized foreign
       exchange gain (loss)
       on other assets and
       liabilities...........      (8,436)            --            29            127            --             --             --
     Change in unrealized
       appreciation/
       depreciation on
       investments...........   1,997,996     98,775,893     7,034,153     77,804,105     1,527,725     49,263,300     25,041,204
     Change in unrealized
       foreign exchange
       gain/loss on other
       assets and
       liabilities...........          --            141            --           (187)           --             --             --
     Change in unrealized
       appreciation/
       depreciation on
       futures and option
       contracts.............          --      5,540,263            --             --            --             --             --
                               --------------------------------------------------------------------------------------------------
   Net realized and
     unrealized gain on
     investments and foreign
     currencies..............   4,884,961    147,651,253    14,527,814    133,968,473     1,528,446     59,751,736     36,815,880
                               --------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM
     OPERATIONS..............  $6,226,948   $153,958,162   $15,676,926   $146,931,625    $1,959,709    $60,034,639   $ 37,213,708
                               ==================================================================================================
   ---------------
   * Net of foreign
     withholding taxes on
     interest and dividends
     of......................  $    3,081   $      2,242   $    17,377   $    147,842    $    3,554    $       820   $     24,103
                               ==================================================================================================

    # Commenced operations April 1, 1998

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1998

                                                                           INTERNATIONAL   INTERNATIONAL
                                                ALLIANCE       GLOBAL       GROWTH AND      DIVERSIFIED       REAL
                                                 GROWTH       EQUITIES        INCOME         EQUITIES        ESTATE
   -------------------------------------------------------------------------------------------------------------------
   INCOME:
     Interest...............................  $    745,476   $   663,866    $  390,097      $ 2,241,539    $   299,076
     Dividends..............................     8,002,163     4,580,487     1,853,069        5,318,868      2,219,597
                                              ------------------------------------------------------------------------
         Total income*......................     8,747,639     5,244,353     2,243,166        7,560,407      2,518,673
                                              ------------------------------------------------------------------------
   EXPENSES:
     Management fees........................     5,626,794     2,893,944       922,124        3,095,975        398,357
     Custodian fees.........................       232,950       472,505       303,325          761,605         34,945
     Auditing fees..........................        18,750        29,000        29,075           29,015         23,970
     Reports to investors...................        66,270        15,265         6,245           12,175          2,323
     Legal fees.............................         7,820         2,390         1,383            2,499          1,383
     Trustees' fees.........................         5,579         1,971           358            1,662          1,113
     Amortization of organizational
       expenses.............................           649           649         1,296               --          1,296
     Other expenses.........................        20,266        12,191         5,908            7,682          1,667
                                              ------------------------------------------------------------------------
       Total expenses before
         reimbursement......................     5,979,078     3,427,915     1,269,714        3,910,613        465,054
       Expenses reimbursed by the investment
         adviser............................            --            --            --               --             --
                                              ------------------------------------------------------------------------
   Net investment income....................     2,768,561     1,816,438       973,452        3,649,794      2,053,619
                                              ------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments#.........................   131,778,070    30,122,418     1,388,681        3,338,090     (1,186,055)
     Net realized gain on futures and
       options contracts....................       210,720            --            --          379,087             --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities..........................            --     2,829,578      (181,644)       2,639,780             --
     Change in unrealized appreciation/
       depreciation on investments..........   161,624,460    17,895,089     2,363,587       41,649,770     (8,547,580)
     Change in unrealized foreign exchange
       gain/ loss on other assets and
       liabilities..........................            --    (1,905,362)     (956,662)        (947,316)            --
     Change in unrealized appreciation/
       depreciation on futures and option
       contracts............................       765,000            --            --         (309,741)            --
                                              ------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments and foreign
     currencies.............................   294,378,250    48,941,723     2,613,962       46,749,670     (9,733,635)
                                              ------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..............  $297,146,811   $50,758,161    $3,587,414      $50,399,464    $(7,680,016)
                                              ========================================================================

   ---------------
   *  Net of foreign withholding taxes on
      interest and dividends of.............  $     88,239   $   441,188    $  207,481      $   721,055    $     1,053
                                              ========================================================================
   # Net of foreign withholding taxes on
     capital gains of.......................  $         --   $        --    $       --      $        --    $        --
                                              ========================================================================



                                              AGGRESSIVE      EMERGING
                                                GROWTH        MARKETS
   -----------------------------------------  --------------------------
   INCOME:
     Interest...............................  $   854,898   $    134,006
     Dividends..............................      430,032        551,407
                                              --------------------------
         Total income*......................    1,284,930        685,413
                                              --------------------------
   EXPENSES:
     Management fees........................      826,035        341,627
     Custodian fees.........................       67,525        170,545
     Auditing fees..........................       23,945         29,005
     Reports to investors...................        4,830            696
     Legal fees.............................        1,644          1,383
     Trustees' fees.........................          745            365
     Amortization of organizational
       expenses.............................           --          1,296
     Other expenses.........................        3,203          3,918
                                              --------------------------
       Total expenses before
         reimbursement......................      927,927        548,835
       Expenses reimbursed by the investment
         adviser............................           --        (29,562)
                                              --------------------------
   Net investment income....................      357,003        166,140
                                              --------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain (loss) on
       investments#.........................    8,516,390     (8,916,796)
     Net realized gain on futures and
       options contracts....................      121,523             --
     Net realized foreign exchange gain
       (loss) on other assets and
       liabilities..........................           --       (209,004)
     Change in unrealized appreciation/
       depreciation on investments..........   (2,778,649)     1,943,004
     Change in unrealized foreign exchange
       gain/ loss on other assets and
       liabilities..........................           --        (32,870)
     Change in unrealized appreciation/
       depreciation on futures and option
       contracts............................           --             --
                                              --------------------------
   Net realized and unrealized gain (loss)
     on investments and foreign
     currencies.............................    5,859,264     (7,215,666)
                                              --------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..............  $ 6,216,267   $ (7,049,526)
                                              ==========================
   ---------------
   *  Net of foreign withholding taxes on
      interest and dividends of.............  $       810   $     41,995
                                              ==========================
   # Net of foreign withholding taxes on
     capital gains of.......................  $        --   $      3,223
                                              ==========================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1998

                                                       CASH            GLOBAL       CORPORATE      HIGH-YIELD     WORLDWIDE
                                                    MANAGEMENT          BOND           BOND           BOND       HIGH INCOME
   --------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income........................  $    10,066,106   $  4,463,161   $  6,659,366   $ 25,623,546   $ 11,865,052
   Net realized gain (loss) on investments......           (6,901)     4,786,517        (60,443)      (861,067)   (30,080,600)
   Net realized gain on futures and options
    contracts...................................               --             --             --             --         17,693
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................               --     (1,286,313)            --             --        (33,125)
   Change in unrealized
    appreciation/depreciation on investments....           25,431      3,845,490       (565,665)   (30,181,712)    (3,067,152)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...               --       (146,183)            --             --         35,136
   Change in unrealized
    appreciation/depreciation on futures and
    options contracts...........................               --             --             --             --        (17,300)
                                                  ---------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations...................       10,084,636     11,662,672      6,033,258     (5,419,233)   (21,280,296)
                                                  ---------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........       (6,780,000)    (6,255,000)    (3,280,000)   (13,985,000)    (6,395,000)
    Distribution from net realized gain on
      investments...............................               --     (1,735,000)            --     (1,645,000)    (7,650,000)
                                                  ---------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders................................       (6,780,000)    (7,990,000)    (3,280,000)   (15,630,000)   (14,045,000)
                                                  ---------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................    1,289,143,368     64,783,124    105,861,336    270,371,285     88,242,225
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............        6,780,000      7,990,000      3,280,000     15,630,000     14,045,000
   Cost of shares repurchased...................   (1,231,707,367)   (50,060,104)   (30,604,926)  (176,010,560)   (70,896,700)
                                                  ---------------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions..................       64,216,001     22,713,020     78,536,410    109,990,725     31,390,525
                                                  ---------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......       67,520,637     26,385,692     81,289,668     88,941,492     (3,934,771)
   NET ASSETS:
   Beginning of period..........................      156,119,454     89,042,523     62,271,618    195,639,006    125,224,321
                                                  ---------------------------------------------------------------------------
   End of period................................  $   223,640,091   $115,428,215   $143,561,286   $284,580,498   $121,289,550
                                                  ===========================================================================

   ---------------
   Undistributed net investment income..........  $    10,054,177   $  2,981,658   $  6,650,194   $ 25,603,717   $ 11,808,237
                                                  ===========================================================================
   Shares issued and repurchased:
   Sold.........................................      122,958,824      5,681,272      9,082,885     23,131,140      7,284,965
   Issued in reinvestment of dividends and
    distributions...............................          662,109        731,015        288,225      1,323,455      1,086,233
   Repurchased..................................     (117,025,116)    (4,342,695)    (2,626,465)   (15,085,908)    (6,094,290)
                                                  ---------------------------------------------------------------------------
   Net increase.................................        6,595,817      2,069,592      6,744,645      9,368,687      2,276,908
                                                  ===========================================================================

                                                                   BALANCED/
                                                                    PHOENIX
                                                   SUNAMERICA     INVESTMENT         ASSET
                                                    BALANCED        COUNSEL       ALLOCATION
   ---------------------------------------------  --------------------------------------------
   OPERATIONS:
   Net investment income........................  $  1,755,436   $   2,762,869   $  20,088,057
   Net realized gain (loss) on investments......     3,122,205       1,095,104      17,614,687
   Net realized gain on futures and options
    contracts...................................            --              --       4,861,214
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................            --              --          56,315
   Change in unrealized
    appreciation/depreciation on investments....    10,080,246      10,235,149     (38,559,922)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...            --              --            (537)
   Change in unrealized
    appreciation/depreciation on futures and
    options contracts...........................            --              --       9,164,216
                                                   -------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations...................    14,957,887      14,093,122      13,224,030
                                                   -------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........      (470,000)     (2,165,000)    (12,565,000)
    Distribution from net realized gain on
      investments...............................    (1,630,000)     (9,655,000)    (58,650,000)
                                                   -------------------------------------------
   Total dividends and distributions to
    shareholders................................    (2,100,000)    (11,820,000)    (71,215,000)
                                                   -------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................   113,589,466      40,224,778     289,252,676
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............     2,100,000      11,820,000      71,215,000
   Cost of shares repurchased...................   (23,926,902)    (18,599,196)   (116,016,831)
                                                  --------------------------------------------
   Net increase in net assets resulting from
    capital share transactions..................    91,762,564      33,445,582     244,450,845
                                                  --------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......   104,620,451      35,718,704     186,459,875
   NET ASSETS:
   Beginning of period..........................    44,621,156      95,721,036     526,585,395
                                                  --------------------------------------------
   End of period................................  $149,241,607   $ 131,439,740   $ 713,045,270
                                                  ============================================
   Undistributed net investment income..........  $  1,745,210   $   2,758,518   $  18,708,081
                                                  ============================================
   Shares issued and repurchased:
   Sold.........................................     7,767,253       2,754,398      18,818,398
   Issued in reinvestment of dividends and
    distributions...............................       144,429         826,573       4,576,800
   Repurchased..................................    (1,671,552)     (1,285,192)     (7,735,606)
                                                  --------------------------------------------
   Net increase.................................     6,240,130       2,295,779      15,659,592
                                                  ============================================

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1998

                                                                        GROWTH-        FEDERATED        VENTURE        "DOGS" OF
                                                        UTILITY          INCOME          VALUE           VALUE        WALL STREET#
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income............................  $  1,341,987   $    6,306,909   $  1,149,112   $   12,963,152   $    431,263
   Net realized gain on investments.................     2,895,401       42,172,573      7,493,632       56,164,428            721
   Net realized gain on futures and options
    contracts.......................................            --        1,162,383             --               --             --
   Net realized foreign exchange gain (loss) on
    other assets and liabilities....................        (8,436)              --             29              127             --
   Change in unrealized appreciation/depreciation on
    investments.....................................     1,997,996       98,775,893      7,034,153       77,804,105      1,527,725
   Change in unrealized foreign exchange gain/loss
    on other assets and liabilities.................            --              141             --             (187)            --
   Change in unrealized appreciation/depreciation on
    futures and options contracts...................            --        5,540,263             --               --             --
                                                      ----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations......................................     6,226,948      153,958,162     15,676,926      146,931,625      1,959,709
                                                      ----------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income............      (410,000)      (4,145,000)      (330,000)      (7,660,000)            --
    Distribution from net realized gain on
      investments...................................      (875,000)     (32,070,000)    (1,790,000)     (41,665,000)            --
                                                      ----------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders....................................    (1,285,000)     (36,215,000)    (2,120,000)     (49,325,000)            --
                                                      ----------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold........................    63,061,254      450,896,249    107,751,599      766,037,879     79,305,565
   Proceeds from shares issued for reinvestment of
    dividends and distributions.....................     1,285,000       36,215,000      2,120,000       49,325,000             --
   Cost of shares repurchased.......................   (25,605,621)    (207,326,780)   (36,552,630)    (327,611,955)   (15,982,093)
                                                      ----------------------------------------------------------------------------
   Net increase in net assets resulting from capital
    share transactions..............................    38,740,633      279,784,469     73,318,969      487,750,924     63,323,472
                                                      ----------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS.....................    43,682,581      397,527,631     86,875,895      585,357,549     65,283,181
   NET ASSETS:
   Beginning of period..............................    24,366,127      622,062,496     59,023,944    1,140,053,287             --
                                                      ----------------------------------------------------------------------------
   End of period....................................  $ 68,048,708   $1,019,590,127   $145,899,839   $1,725,410,836   $ 65,283,181
                                                      ============================================================================

   ---------------
   Undistributed net investment income..............  $  1,327,226   $    6,292,994   $  1,141,295   $   12,945,662   $    431,867
                                                      ============================================================================
   Shares issued and repurchased:
   Sold.............................................     4,592,714       19,956,198      7,117,294       34,411,379      8,307,445
   Issued in reinvestment of dividends and
    distributions...................................        93,386        1,571,832        136,072        2,146,431             --
   Repurchased......................................    (1,867,728)      (9,337,805)    (2,415,702)     (14,958,273)    (1,651,822)
                                                      ----------------------------------------------------------------------------
   Net increase.....................................     2,818,372       12,190,225      4,837,664       21,599,537      6,655,623
                                                      ============================================================================
   ---------------
   # Commenced operations April 1, 1998

                                                                         GROWTH/
                                                                         PHOENIX
                                                         PUTNAM        INVESTMENT
                                                         GROWTH          COUNSEL
   -------------------------------------------------  -----------------------------
   OPERATIONS:
   Net investment income............................  $     282,903   $     397,828
   Net realized gain on investments.................     10,488,436      11,774,676
   Net realized gain on futures and options
    contracts.......................................             --              --
   Net realized foreign exchange gain (loss) on
    other assets and liabilities....................             --              --
   Change in unrealized appreciation/depreciation on
    investments.....................................     49,263,300      25,041,204
   Change in unrealized foreign exchange gain/loss
    on other assets and liabilities.................             --              --
   Change in unrealized appreciation/depreciation on
    futures and options contracts...................             --              --
                                                      -----------------------------
   Net increase in net assets resulting from
    operations......................................     60,034,639      37,213,708
                                                      -----------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income............       (340,000)     (1,540,000)
    Distribution from net realized gain on
      investments...................................    (43,740,000)    (37,090,000)
                                                      -----------------------------
   Total dividends and distributions to
    shareholders....................................    (44,080,000)    (38,630,000)
                                                      -----------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold........................    207,347,790      35,503,466
   Proceeds from shares issued for reinvestment of
    dividends and distributions.....................     44,080,000      38,630,000
   Cost of shares repurchased.......................   (103,245,428)    (52,914,520)
                                                      -----------------------------
   Net increase in net assets resulting from capital
    share transactions..............................    148,182,362      21,218,946
                                                      -----------------------------
   TOTAL INCREASE IN NET ASSETS.....................    164,137,001      19,802,654
   NET ASSETS:
   Beginning of period..............................    234,726,214     218,495,818
                                                      -----------------------------
   End of period....................................  $ 398,863,215   $ 238,298,472
                                                      =============================
   Undistributed net investment income..............  $     267,117   $     382,750
                                                      =============================
   Shares issued and repurchased:
   Sold.............................................     10,626,946       2,358,623
   Issued in reinvestment of dividends and
    distributions...................................      2,288,681       2,642,271
   Repurchased......................................     (5,433,344)     (3,487,108)
                                                      -----------------------------
   Net increase.....................................      7,482,283       1,513,786
                                                      =============================
   ---------------
   # Commenced operations April 1, 1998

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1998

                                                                                          INTERNATIONAL   INTERNATIONAL
                                                            ALLIANCE         GLOBAL        GROWTH AND      DIVERSIFIED
                                                             GROWTH         EQUITIES         INCOME         EQUITIES
   --------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income...............................  $    2,768,561   $   1,816,438   $    973,452    $   3,649,794
   Net realized gain (loss) on investments.............     131,778,070      30,122,418      1,388,681        3,338,090
   Net realized gain on futures and options
    contracts..........................................         210,720              --             --          379,087
   Net realized foreign exchange gain (loss) on other
    assets and liabilities.............................              --       2,829,578       (181,644)       2,639,780
   Change in unrealized appreciation/depreciation on
    investments........................................     161,624,460      17,895,089      2,363,587       41,649,770
   Change in unrealized foreign exchange gain/loss on
    other assets and liabilities.......................              --      (1,905,362)      (956,662)        (947,316)
   Change in unrealized appreciation/depreciation on
    futures and option contracts.......................         765,000              --             --         (309,741)
                                                         --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    operations.........................................     297,146,811      50,758,161      3,587,414       50,399,464
                                                         --------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income...............      (1,965,000)     (4,270,000)      (135,000)      (9,350,000)
    Distribution from net realized gain on
      investments......................................     (81,965,000)    (29,965,000)      (290,000)      (3,540,000)
                                                         --------------------------------------------------------------
   Total dividends and distributions to shareholders...     (83,930,000)    (34,235,000)      (425,000)     (12,890,000)
                                                         --------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold...........................     783,731,693     148,182,205    150,784,055      363,964,393
   Proceeds from shares issued for reinvestment of
    dividends and distributions........................      83,930,000      34,235,000        425,000       12,890,000
   Cost of shares repurchased..........................    (389,271,751)   (120,221,571)   (68,871,564)    (309,116,327)
                                                         --------------------------------------------------------------
   Net increase in net assets resulting from capital
    share transactions.................................     478,389,942      62,195,634     82,337,491       67,738,066
                                                         --------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS........................     691,606,753      78,718,795     85,499,905      105,247,530
   NET ASSETS:
   Beginning of period.................................     704,533,267     341,639,194     42,843,962      248,926,712
                                                         --------------------------------------------------------------
   End of period.......................................  $1,396,140,020   $ 420,357,989   $128,343,867    $ 354,174,242
                                                         ==============================================================

   ---------------
   Undistributed net investment income (loss)..........  $    2,757,752   $   4,369,876   $    846,246    $   5,133,814
                                                         ==============================================================
   Shares issued and repurchased:
   Sold................................................      30,725,595       8,865,607     13,322,605       29,306,696
   Issued in reinvestment of dividends and
    distributions......................................       3,331,878       1,993,885         40,284          996,906
   Repurchased.........................................     (15,499,022)     (7,373,444)    (6,135,342)     (24,727,847)
                                                         --------------------------------------------------------------
   Net increase........................................      18,558,451       3,486,048      7,227,547        5,575,755
                                                         ==============================================================


                                                             REAL        AGGRESSIVE      EMERGING
                                                            ESTATE         GROWTH        MARKETS
   ----------------------------------------------------  ------------------------------------------
   OPERATIONS:
   Net investment income...............................  $  2,053,619   $    357,003   $    166,140
   Net realized gain (loss) on investments.............    (1,186,055)     8,516,390     (8,916,796)
   Net realized gain on futures and options
    contracts..........................................            --        121,523             --
   Net realized foreign exchange gain (loss) on other
    assets and liabilities.............................            --             --       (209,004)
   Change in unrealized appreciation/depreciation on
    investments........................................    (8,547,580)    (2,778,649)     1,943,004
   Change in unrealized foreign exchange gain/loss on
    other assets and liabilities.......................            --             --        (32,870)
   Change in unrealized appreciation/depreciation on
    futures and option contracts.......................            --             --             --
                                                          -----------------------------------------
   Net increase (decrease) in net assets resulting from
    operations.........................................    (7,680,016)     6,216,267     (7,049,526)
                                                          -----------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income...............      (430,000)            --       (205,000)
    Distribution from net realized gain on
      investments......................................       (25,000)            --             --
                                                         ------------------------------------------
   Total dividends and distributions to shareholders...      (455,000)            --       (205,000)
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold...........................    68,871,484     72,681,614     37,540,896
                                                         ------------------------------------------
   Proceeds from shares issued for reinvestment of
    dividends and distributions........................       455,000             --        205,000
   Cost of shares repurchased..........................   (31,654,685)   (49,318,661)   (18,785,185)
                                                         ------------------------------------------
   Net increase in net assets resulting from capital
    share transactions.................................    37,671,799     23,362,953     18,960,711
                                                         ------------------------------------------
   TOTAL INCREASE IN NET ASSETS........................    29,536,783     29,579,220     11,706,185
   NET ASSETS:
   Beginning of period.................................    29,564,858    103,603,464     19,979,093
                                                         ------------------------------------------
   End of period.......................................  $ 59,101,641   $133,182,684   $ 31,685,278
                                                         ==========================================
   Undistributed net investment income (loss)..........  $  1,549,439   $    352,153   $    (52,849)
                                                         ==========================================
   Shares issued and repurchased:
   Sold................................................     6,318,577      6,231,775      5,145,118
   Issued in reinvestment of dividends and
    distributions......................................        39,089             --         24,849
   Repurchased.........................................    (2,938,499)    (4,227,691)    (2,565,829)
                                                         ------------------------------------------
   Net increase........................................     3,419,167      2,004,084      2,604,138
                                                         ==========================================

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                      CASH                        CORPORATE      HIGH-YIELD     WORLDWIDE
                                                   MANAGEMENT     GLOBAL BOND        BOND           BOND       HIGH INCOME
   ------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income........................  $   6,775,888   $  3,618,389   $  3,274,207   $ 13,979,814   $  6,939,979
   Net realized gain on investments.............            925      2,772,480        505,509      9,993,528      8,159,728
   Net realized gain (loss) on futures contracts
    and options contracts.......................             --        (11,209)            --             --             --
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................             --        758,012             --             --       (120,494)
   Change in unrealized
    appreciation/depreciation on investments....          2,661     (1,617,087)       718,565     (3,228,125)    (5,021,473)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...             --        956,961             --             --          4,477
                                                  -------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations..................................      6,779,474      6,477,546      4,498,281     20,745,217      9,962,217
                                                  -------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........     (6,330,000)    (4,705,000)    (2,010,000)    (8,890,000)    (3,530,000)
    Distributions from net realized gain on
      investments...............................             --       (275,000)            --             --     (3,570,000)
                                                  -------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders................................     (6,330,000)    (4,980,000)    (2,010,000)    (8,890,000)    (7,100,000)
                                                  -------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................    811,621,512     33,606,421     33,721,704    154,271,836    122,351,745
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............      6,330,000      4,980,000      2,010,000      8,890,000      7,100,000
   Cost of shares repurchased...................   (753,528,328)   (19,262,861)   (13,155,774)   (92,607,140)   (56,294,138)
                                                  -------------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions..................     64,423,184     19,323,560     22,575,930     70,554,696     73,157,607
                                                  -------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS.................     64,872,658     20,821,106     25,064,211     82,409,913     76,019,824
   NET ASSETS:
   Beginning of period..........................     91,246,796     68,221,417     37,207,407    113,229,093     49,204,497
                                                  -------------------------------------------------------------------------
   End of period................................  $ 156,119,454   $ 89,042,523   $ 62,271,618   $195,639,006   $125,224,321
                                                  =========================================================================

   ---------------
   Accumulated undistributed net investment
    income......................................  $   6,768,071   $  5,020,328   $  3,269,106   $ 13,972,776   $  6,387,381
                                                  =========================================================================
   Shares issued and repurchased:
   Sold.........................................     76,477,014      3,008,825      3,044,110     13,781,218      9,588,842
   Issued in reinvestment of dividends and
    distributions...............................        611,004        466,729        190,883        837,889        606,319
   Repurchased..................................    (71,025,735)    (1,726,496)    (1,194,160)    (8,319,515)    (4,394,496)
                                                  -------------------------------------------------------------------------
   Net increase.................................      6,062,283      1,749,058      2,040,833      6,299,592      5,800,665
                                                  =========================================================================

                                                                  BALANCED/
                                                                   PHOENIX
                                                  SUNAMERICA     INVESTMENT
                                                   BALANCED        COUNSEL
   ---------------------------------------------  ---------------------------
   OPERATIONS:
   Net investment income........................  $   465,338   $   2,159,933
   Net realized gain on investments.............    1,624,801       9,676,697
   Net realized gain (loss) on futures contracts
    and options contracts.......................           --          24,811
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................           --              --
   Change in unrealized
    appreciation/depreciation on investments....    2,742,326      (1,288,697)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...           --              --
   Net increase in net assets resulting from
    operations..................................    4,832,465      10,572,744
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........      (60,000)     (1,265,000)
    Distributions from net realized gain on
      investments...............................      (40,000)     (2,245,000)
   Total dividends and distributions to
    shareholders................................     (100,000)     (3,510,000)
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................   35,534,375      34,361,684
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............      100,000       3,510,000
   Cost of shares repurchased...................   (5,969,478)    (19,233,950)
   Net increase in net assets resulting from
    capital share transactions..................   29,664,897      18,637,734
   TOTAL INCREASE IN NET ASSETS.................   34,397,362      25,700,478
   NET ASSETS:
   Beginning of period..........................   10,223,794      70,020,558
   End of period................................  $44,621,156   $  95,721,036
   ---------------
   Accumulated undistributed net investment
    income......................................  $   461,406   $   2,153,212
   Shares issued and repurchased:
   Sold.........................................    2,875,391       2,475,607
   Issued in reinvestment of dividends and
    distributions...............................        8,651         269,378
   Repurchased..................................     (485,362)     (1,391,401)
   Net increase.................................    2,398,680       1,353,584

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                     ASSET                        GROWTH-       FEDERATED        VENTURE
                                                   ALLOCATION      UTILITY        INCOME          VALUE           VALUE
   -------------------------------------------------------------------------------------------------------------------------

   OPERATIONS:
   Net investment income........................  $ 12,074,380   $   422,847   $   4,141,826   $    327,018   $    7,890,592
   Net realized gain on investments.............    52,482,439       861,442      26,372,396      1,792,042       41,598,668
   Net realized gain on futures contracts and
    options contracts...........................     1,244,312            --       6,303,783             --               --
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................       (21,372)       (3,129)             65             (1)           1,065
   Change in unrealized
    appreciation/depreciation on investments....    14,589,518     1,765,756      80,954,336      5,148,585      150,492,499
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...           627          (148)             --             --              113
   Change in unrealized
    appreciation/depreciation on futures
    contracts, written options contracts and
    currency swap agreements....................    (1,014,448)           --        (773,581)            --               --
                                                  --------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations..................................    79,355,456     3,046,768     116,998,825      7,267,644      199,982,937
                                                  --------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........    (9,550,000)      (85,000)     (2,770,000)       (45,000)      (3,390,000)
    Distributions from net realized gain on
      investments...............................   (21,740,000)      (21,000)    (15,835,000)            --       (9,745,000)
                                                  --------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders................................   (31,290,000)     (106,000)    (18,605,000)       (45,000)     (13,135,000)
                                                  --------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................   198,007,930    19,909,225     281,329,957     53,713,595      607,026,485
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............    31,290,000       106,000      18,605,000         45,000       13,135,000
   Cost of shares repurchased...................   (67,166,417)   (4,888,513)   (101,729,611)   (14,416,823)    (183,369,506)
                                                  --------------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions..................   162,131,513    15,126,712     198,205,346     39,341,772      436,791,979
                                                  --------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS.................   210,196,969    18,067,480     296,599,171     46,564,416      623,639,916
   NET ASSETS:
   Beginning of period..........................   316,388,426     6,298,647     325,463,325     12,459,528      516,413,371
                                                  --------------------------------------------------------------------------
   End of period................................  $526,585,395   $24,366,127   $ 622,062,496   $ 59,023,944   $1,140,053,287
                                                  ==========================================================================

   ---------------
   Accumulated undistributed net investment
    income......................................  $ 11,185,024   $   416,193   $   4,138,634   $    322,155   $    7,883,673
                                                  ==========================================================================
   Shares issued and repurchased:
   Sold.........................................    12,863,082     1,709,480      14,863,689      4,266,674       31,474,224
   Issued in reinvestment of dividends and
    distributions...............................     2,220,724         9,628       1,105,466          3,896          755,319
   Repurchased..................................    (4,387,167)     (417,938)     (5,441,625)    (1,147,636)      (9,684,502)
                                                  --------------------------------------------------------------------------
   Net increase.................................    10,696,639     1,301,170      10,527,530      3,122,934       22,545,041
                                                  ==========================================================================

                                                                    Growth/
                                                                    Phoenix
                                                     Putnam        Investment
                                                     Growth         Counsel
   -----------------------------------------------------------------------------
   OPERATIONS:
   Net investment income........................  $    333,117   $   1,535,922
   Net realized gain on investments.............    43,697,799      36,951,244
   Net realized gain on futures contracts and
    options contracts...........................            --         194,755
   Net realized foreign exchange gain (loss) on
    other assets and liabilities................            --              22
   Change in unrealized
    appreciation/depreciation on investments....       278,511      (2,566,236)
   Change in unrealized foreign exchange
    gain/loss on other assets and liabilities...            --              --
   Change in unrealized
    appreciation/depreciation on futures
    contracts, written options contracts and
    currency swap agreements....................            --              --
                                                  ----------------------------
   Net increase in net assets resulting from
    operations..................................    44,309,427      36,115,707
                                                  ----------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income........            --      (1,325,000)
    Distributions from net realized gain on
      investments...............................    (5,465,000)    (16,255,000)
                                                  ----------------------------
   Total dividends and distributions to
    shareholders................................    (5,465,000)    (17,580,000)
                                                  ----------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold....................    84,068,227      36,491,255
   Proceeds from shares issued for reinvestment
    of dividends and distributions..............     5,465,000      17,580,000
   Cost of shares repurchased...................   (53,724,485)    (40,478,722)
                                                  ----------------------------
   Net increase in net assets resulting from
    capital share transactions..................    35,808,742      13,592,533
                                                  ----------------------------
   TOTAL INCREASE IN NET ASSETS.................    74,653,169      32,128,240
   NET ASSETS:
   Beginning of period..........................   160,073,045     186,367,578
                                                  ----------------------------
   End of period................................  $234,726,214   $ 218,495,818
                                                  ============================
   ---------------
   Accumulated undistributed net investment
    income......................................  $    333,117   $   1,533,739
                                                  ============================
   Shares issued and repurchased:
   Sold.........................................     4,939,017       2,470,784
   Issued in reinvestment of dividends and
    distributions...............................       357,190       1,337,900
   Repurchased..................................    (3,227,119)     (2,775,949)
                                                  ----------------------------
   Net increase.................................     2,069,088       1,032,735
                                                  ============================

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)
    FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                                       INTERNATIONAL   INTERNATIONAL
                                          ALLIANCE         GLOBAL       GROWTH AND      DIVERSIFIED       REAL        AGGRESSIVE
                                           GROWTH         EQUITIES        INCOME+        EQUITIES        ESTATE+        GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss).......  $   1,960,357   $  1,783,905    $    76,139    $  1,750,638    $   239,201   $    (91,011)
   Net realized gain (loss) on
    investments.......................     81,524,855     26,101,178        219,703      (6,297,980)        22,378     (2,829,784)
   Net realized gain on futures
    contracts and options contracts...  1,379,640....             --             --              --             --             --
   Net realized foreign exchange gain
    (loss) on other assets and
    liabilities.......................             --         69,950        111,488       6,707,753             --             --
   Change in unrealized
    appreciation/depreciation on
    investments.......................     34,851,529      7,084,155       (263,491)      3,910,822      1,322,345     11,818,657
   Change in unrealized foreign
    exchange gain/loss on other assets
    and liabilities...................             --      1,082,247       (124,407)        211,844             --             --
   Change in unrealized
    appreciation/depreciation on
    futures contracts, options
    contracts and currency swap
    agreements........................       (405,000)            --             --              --             --             --
                                        -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from
    operations........................    119,311,381     36,121,435         19,432       6,283,077      1,583,924      8,897,862
                                        -----------------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment
      income..........................     (1,200,000)    (2,305,000)            --      (5,175,000)            --        (43,000)
    Distributions from net realized
      gain on investments.............    (23,710,000)   (12,550,000)            --      (1,715,000)            --             --
                                        -----------------------------------------------------------------------------------------
   Total dividends and distributions
    to shareholders...................    (24,910,000)   (14,855,000)            --      (6,890,000)            --        (43,000)
                                        -----------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold..........    393,697,806    147,050,332     47,363,333     148,423,226     32,073,915     93,642,244
   Proceeds from shares issued for
    reinvestment of dividends and
    distributions.....................     24,910,000     14,855,000             --       6,890,000             --         43,000
   Cost of shares repurchased.........   (189,842,593)   (88,014,579)    (4,538,803)    (62,787,984)    (4,092,981)   (34,060,944)
                                        -----------------------------------------------------------------------------------------
   Net increase in net assets
    resulting from capital share
    transactions......................    228,765,213     73,890,753     42,824,530      92,525,242     27,980,934     59,624,300
                                        -----------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS.......    323,166,594     95,157,188     42,843,962      91,918,319     29,564,858     68,479,162
   NET ASSETS:
   Beginning of period................    381,366,673    246,482,006             --     157,008,393             --     35,124,302
                                        -----------------------------------------------------------------------------------------
   End of period......................  $ 704,533,267   $341,639,194    $42,843,962    $248,926,712    $29,564,858   $103,603,464
                                        =========================================================================================

   ---------------
   Accumulated undistributed net
    investment income.................  $   1,954,191   $  1,870,601    $   188,142    $  7,621,922    $   239,716   $         --
                                        =========================================================================================
   Shares issued and repurchased:
   Sold...............................     18,866,011      9,425,673      4,546,734      12,963,775      2,929,568      8,405,394
   Issued in reinvestment of dividends
    and distributions.................      1,397,084      1,045,391             --         646,315             --          4,470
   Repurchased........................     (9,403,821)    (5,605,026)      (431,073)     (5,452,782)      (364,503)    (2,989,260)
                                        -----------------------------------------------------------------------------------------
   Net increase.......................     10,859,274      4,866,038      4,115,661       8,157,308      2,565,065      5,420,604
                                        =========================================================================================
   ---------------
   + Commenced operations June 2, 1997


                                       EMERGING
                                       MARKETS+
   --------------------------------  ------------
   OPERATIONS:
   Net investment income (loss)....  $    105,714
   Net realized gain (loss) on
    investments....................      (913,203)
   Net realized gain on futures
    contracts and options contracts            --
   Net realized foreign exchange ga
    (loss) on other assets and
    liabilities....................       (33,595)
   Change in unrealized
    appreciation/depreciation on
    investments....................    (3,567,693)
   Change in unrealized foreign
    exchange gain/loss on other ass
    and liabilities................           (30)
   Change in unrealized
    appreciation/depreciation on
    futures contracts, options
    contracts and currency swap
    agreements.....................            --
                                      -----------
   Net increase (decrease) in net
    assets resulting from
    operations.....................    (4,408,807)
                                      -----------
   DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS:
    Dividends from net investment
      income.......................            --
    Distributions from net realized
      gain on investments..........            --
                                      -----------
   Total dividends and distribution
    to shareholders................            --
                                      -----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.......    26,523,263
   Proceeds from shares issued for
    reinvestment of dividends and
    distributions..................            --
   Cost of shares repurchased......    (2,135,363)
                                     ------------
   Net increase in net assets
    resulting from capital share
    transactions...................    24,387,900
                                     ------------
   TOTAL INCREASE IN NET ASSETS....    19,979,093
   NET ASSETS:
   Beginning of period.............            --
   End of period...................  $ 19,979,093
                                     ============
   ---------------
   Accumulated undistributed net
    investment income..............  $    170,105
                                     ============
   Shares issued and repurchased:
   Sold............................     2,715,811
   Issued in reinvestment of divide
    and distributions..............            --
   Repurchased.....................      (227,806)
                                     ------------
   Net increase....................     2,488,005
                                     ============
   ---------------
   + Commenced operations June 2, 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust ("the Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona and by FS Variable Separate Account (the "FS Account"), a separate account of First SunAmerica Life Insurance Company ("FS Life Company"), organized under the laws of the state of New York.

  The Trust issues separate series of shares ("the Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. This report does not include all of the portfolios of the SunAmerica Series Trust. It includes only those portfolios that are available as part of the annuity contract in which you have invested. The Trustees may establish additional series in the future. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for the portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies.

The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities.

The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

The MFS TOTAL RETURN PORTFOLIO (formerly Balanced/Phoenix Investment Counsel Portfolio) seeks reasonable income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The FEDERATED VALUE PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The VENTURE VALUE PORTFOLIO seeks to achieve growth of capital by investing primarily in common stocks.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the Standard & Poor's 400 Industrials.

The PUTNAM GROWTH and ALLIANCE GROWTH PORTFOLIOS each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.
---------------------

The MFS GROWTH AND INCOME PORTFOLIO (formerly Growth/Phoenix Investment Counsel Portfolio) seeks reasonable current income and long term growth of capital and income by normally investing in equity securities.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and current income through investment primarily in common stocks and securities principally traded on markets outside the United States that offer potential for capital growth and current income.

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investment primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate instruments.

The AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital through investment primarily in equity securities of small capitalization growth companies.

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing in common stocks that have above-average growth prospects primarily in emerging markets outside the United States.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As is customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Interest income is accrued daily except
                                                           ---------------------
when collection is not expected. Dividend income and distributions are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the period December 1, 1998 through January 31, 1999, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                             ACCUMULATED              ACCUMULATED
                                                          UNDISTRIBUTED NET        UNDISTRIBUTED NET       PAID-IN
                                                       INVESTMENT INCOME/(LOSS)   REALIZED GAIN/(LOSS)     CAPITAL
                                                          -------------------------------------------------------

Cash Management......................................         $       --               $       --        $        --
Global Bond..........................................            959,156                 (959,156)                --
Corporate Bond.......................................             (1,184)                   1,184                 --
High-Yield Bond......................................                 --                       --                 --
Worldwide High Income................................             33,518                  (33,518)                --
Asset Allocation.....................................             (1,919)                   3,899             (1,980)
SunAmerica Balanced..................................                 --                       --                 --
MFS Total Return.....................................              1,119                   (1,119)                --
Utility..............................................                 13                      (13)                --
Growth-Income........................................                 --                       --                 --
Federated Value......................................                 (6)                       6                 --
Venture Value........................................                281                     (281)                --
"Dogs" of Wall Street................................                200                       --               (200)
Putnam Growth........................................            147,306                 (147,306)                --
MFS Growth and Income................................              3,628                   (3,628)                --
Alliance Growth......................................             40,559                  (40,559)                --
Global Equities......................................           (708,596)                 953,006           (244,410)
International Growth and Income......................            193,353                 (193,133)              (220)
International Diversified Equities...................          1,869,544                1,482,221         (3,351,765)
Real Estate..........................................            (54,239)                   8,010             46,229
Aggressive Growth....................................                 --                       --                 --
Emerging Markets.....................................           (115,990)                 116,210               (220)

  ORGANIZATIONAL EXPENSES: During the years ended November 30, 1997 and 1998, $19,122 and $4,717, respectively, were incurred as part of the organization and registration of additional Portfolios. Such organizational expenses are being amortized on a straight line basis by each applicable Portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations.

3. OPERATING POLICIES:

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At January 31, 1999, the Aggressive Growth, High-Yield Bond, Cash Management, SunAmerica Balanced and "Dogs" of Wall Street Portfolios had a 16.8%, 11.3%, 5.5%, 12.6% and 1.2%, respectively, undivided interest, representing $23,693,000, $15,967,000, $7,695,000, $17,738,000 and $1,691,000, respectively, in principal amount, in a joint repo with State Street Bank & Trust Co., which is dated January 29, 1999, bears interest at the rate of 4.65% per annum, has a principal amount of $140,700,000
---------------------
and a repurchase price of $140,754,521, matures on February 1, 1999, and is collateralized by $16,055,000 of U.S. Treasury Notes (bearing interest at the rate of 4.00% per annum and maturing October 31, 2000), $44,990,000 of U.S. Treasury Bonds (bearing interest at the rate of 6.13% per annum and maturing November 15, 2027), $65,040,000 of U.S. Treasury Notes (bearing interest at the rate of 7.50% per annum and maturing February 2, 2005), which together have an approximate value of $143,525,575.

  FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  At January 31, 1999 the International Diversified Equities Portfolio had $2,172,750 and $13,854 in cash and foreign cash, respectively, segregated for open futures contracts.

  OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities and repurchase agreements at January 31, 1999, were as follows:

                                         AGGREGATE      AGGREGATE
                                         UNREALIZED    UNREALIZED    GAIN/(LOSS)       COST OF       CAPITAL LOSS   CAPITAL LOSS
                                            GAIN          LOSS           NET         INVESTMENTS     CARRYOVER*+      UTILIZED
                                        ----------------------------------------------------------------------------------------
Cash Management.......................  $    146,284   $    44,396   $    101,888   $  276,660,970   $        --     $    2,503
Global Bond...........................     4,461,123       532,083      3,929,040      113,718,641            --             --
Corporate Bond........................     4,288,995     2,555,073      1,733,922      158,793,065       165,800         52,518
High-Yield Bond**.....................     4,707,864    31,866,478    (27,158,614)     319,669,171       467,629             --
Worldwide High Income**...............     2,371,682    10,914,839     (8,543,157)     123,206,039    27,857,764             --
SunAmerica Balanced...................    30,611,015     1,607,015     29,004,000      164,377,370            --             --
MFS Total Return......................     5,997,339     3,164,522      2,832,817      147,216,446            --             --
Asset Allocation......................    40,063,356    32,345,834      7,717,522      718,744,857            --             --
Utility...............................     5,932,616     3,172,728      2,759,888       73,309,612            --             --
Growth-Income.........................   389,456,968    12,554,538    376,902,430      845,712,673            --             --
Federated Value***....................    25,470,808     7,324,602     18,146,206      140,676,923            --             --
Venture Value.........................   439,404,293    43,983,712    395,420,581    1,447,820,740            --             --
"Dogs" of Wall Street.................     2,389,806     5,449,048     (3,059,242)      82,900,671            --             --
Putnam Growth.........................   154,349,443     1,047,531    153,301,912      344,669,922            --             --
MFS Growth and Income.................    28,841,855     9,161,915     19,679,940      243,013,736            --             --

                                                           ---------------------

                                         AGGREGATE      AGGREGATE
                                         UNREALIZED    UNREALIZED    GAIN/(LOSS)       COST OF       CAPITAL LOSS   CAPITAL LOSS
                                            GAIN          LOSS           NET         INVESTMENTS     CARRYOVER*+      UTILIZED
                                        ----------------------------------------------------------------------------------------
Alliance Growth.......................  $601,414,840   $24,127,532   $577,287,308   $1,303,572,637   $        --     $       --
Global Equities.......................   102,654,250    17,849,721     84,804,529      374,730,135            --             --
International Growth and Income.......    11,755,810     7,607,271      4,148,539      142,287,096            --             --
International Diversified Equities....    61,834,981    12,642,472     49,192,509      318,848,949            --      3,893,300
Real Estate**.........................       817,611     8,295,390     (7,477,779)      66,755,670     1,091,994             --
Aggressive Growth.....................    42,351,940     6,586,462     35,765,478      147,144,128            --             --
Emerging Markets**....................     4,728,286     5,369,290       (641,004)      33,574,684     8,943,573             --

  * Expires 2004-2006

 ** Post 10/31/98 Capital Loss Deferrals: High Yield Bond $2,334,495; Worldwide
    High Income $3,083,420; Real Estate $1,678,576; Emerging Markets $1,882,813.

*** Post 10/31/98 Currency Loss Deferrals; Federated Value $6; Emerging Markets $123,655.

  + Net capital loss carryovers reported as of January 31, 1999, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street and Aggressive Growth Portfolios, and SAAMCo, therefore, performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated at the following annual percentages of each Portfolio's assets:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Cash Management               $0--$100 million    0.55%
                              >   $100 million    0.50%
                              >   $300 million    0.45%
Corporate Bond                $0--$ 50 million    0.70%
                              >   $ 50 million    0.60%
                              >   $150 million    0.55%
                              >   $250 million    0.50%
Global Bond-                  $0--$ 50 million    0.75%
  Asset Allocation            >   $ 50 million    0.65%
                              >   $150 million    0.60%
                              >   $250 million    0.55%
High-Yield Bond               $0--$ 50 million    0.70%
                              >   $ 50 million    0.65%
                              >   $150 million    0.60%
                              >   $250 million    0.55%
Worldwide High                >   $  0            1.00%
  Income-International
  Diversified Equities
SunAmerica Balanced-          $0--$ 50 million    0.70%
  Growth-Income               >   $ 50 million    0.65%
                              >   $150 million    0.60%
                              >   $300 million    0.55%
                              >   $500 million    0.50%

Alliance Growth               $0--$ 50 million    0.70%
                              >   $ 50 million    0.60%
                              >   $150 million    0.70%
MFS Total Return              $0--$ 50 million    0.65%
                              >   $ 50 million

---------------------------------------------------------
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
Utility-Federated Value       $0--$150 million    0.75%
                              >   $150 million    0.60%
                              >   $500 million    0.50%
Venture Value-Real Estate     $0--$100 million    0.80%
                              >   $100 million    0.75%
                              >   $500 million    0.70%
"Dogs" of Wall Street         >   $  0            0.60%
Putnam Growth                 $0--$150 million    0.85%
                              >   $150 million    0.80%
                              >   $300 million    0.70%
MFS Growth and Income         $0--$600 million    0.70%
                              >   $600 million    0.65%
                              >   $1.5 billion    0.60%
International Growth and      $0--$150 million    1.00%
  Income                      >   $150 million    0.90%
                              >   $300 million    0.80%
Global Equities               $0--$ 50 million    0.90%
                              >   $ 50 million    0.80%
                              >   $150 million    0.70%
                              >   $300 million    0.65%
Aggressive Growth             $0--$100 million    0.75%
                              >   $100 million   0.675%
                              >   $250 million   0.625%
                              >   $500 million    0.60%
Emerging Markets              >   $  0            1.25%

---------------------

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

  Goldman Sachs Asset Management International, an affiliate of Goldman Sachs & Co., serves as subadviser for the Global Bond Portfolio; Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., serves as subadviser for the Asset Allocation Portfolio; Federated Investment Counseling serves as a subadviser for the Corporate Bond, Utility and Federated Value Portfolios; Morgan Stanley Dean Witter Investment Management Inc., a wholly owned subsidiary of Morgan Stanley Dean Witter Discover & Co., serves as subadviser for the Worldwide High Income and International Diversified Equities Portfolios. Effective January 1, 1999 Massachusetts Financial Services Co. serves as subadviser for the MFS Total Return and MFS Growth and Income Portfolios, formerly Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios, respectively. Alliance Capital Management L.P. serves as a subadviser for the Growth-Income, Alliance Growth and Global Equities Portfolios; Davis Selected Advisers, L.P. serves as subadviser for the Venture Value and Real Estate Portfolios; and Putnam Investment Management, Inc. serves as subadviser for the Putnam Growth, International Growth and Income and Emerging Markets Portfolios.

  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Corporate Bond                $0--$ 25 million    0.30%
                              >   $ 25 million    0.25%
                              >   $ 50 million    0.20%
                              >   $150 million    0.15%
Global Bond-                  $0--$ 50 million    0.40%
  Asset Allocation            >   $ 50 million    0.30%
                              >   $150 million    0.25%
                              >   $250 million    0.20%
Worldwide High Income-        $0--$350 million    0.65%
  International Diversified   >   $350 million    0.60%
  Equities
Growth-Income                 $0--$ 50 million    0.35%
                              >   $ 50 million    0.30%
                              >   $150 million    0.25%
                              >   $300 million    0.20%
                              >   $500 million    0.15%
Alliance Growth               $0--$ 50 million    0.35%
                              >   $ 50 million    0.30%
                              >   $150 million    0.25%
MFS Total Return              >   $  0           0.375%
Utility-Federated Value       $0--$ 20 million    0.55%
                              >   $ 20 million    0.35%
                              >   $ 50 million    0.25%
                              >   $150 million    0.20%
                              >   $500 million    0.15%

---------------------------------------------------------
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
Venture Value-Real Estate     $0--$100 million    0.45%
                              >   $100 million    0.40%
                              >   $500 million    0.35%
Putnam Growth                 $0--$150 million    0.50%
                              >   $150 million    0.45%
                              >   $300 million    0.35%
MFS Growth and Income         $0--$300 million    0.40%
                              >   $300 million   0.375%
                              >   $600 million    0.35%
                              >   $900 million   0.325%
                              >   $1.5 million    0.25%
Global Equities               $0--$ 50 million    0.50%
                              >   $ 50 million    0.40%
                              >   $150 million    0.30%
                              >   $300 million    0.25%
International Growth          $0--$150 million    0.65%
  and Income                  >   $150 million    0.55%
                              >   $300 million    0.45%
Emerging Markets              $0--$150 million    1.00%
                              >   $150 million    0.95%
                              >   $300 million    0.85%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolio's average net assets:
"Dogs" of Wall Street Portfolio -- 0.85%, and Emerging Markets
Portfolio -- 1.90%. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, effective June 3, 1996, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

                                                           ---------------------

  At January 31, 1999, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                          BALANCE
                                                               AMOUNT    SUBJECT TO
                                                              RECOUPED   RECOUPMENT
                                                              --------   ----------
"Dogs" of Wall Street Portfolio.............................  $13,923     $  1,193
Emerging Markets Portfolio..................................       --      106,192

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the period December 1, 1998 through January 31, 1999 were as follows:

                                               CASH        GLOBAL       CORPORATE    HIGH-YIELD     WORLDWIDE    SUNAMERICA
                                            MANAGEMENT      BOND          BOND          BOND       HIGH INCOME    BALANCED
                                            --------------------------------------------------------------------------------

Purchases of portfolio securities
  (excluding U.S. government
  securities).............................  $      --    $24,436,478   $10,173,120   $58,886,211   $13,831,958   $14,566,349
Sales of portfolio securities (excluding
  U.S. government securities).............         --     11,809,626     3,291,522    46,272,500    13,467,615    10,009,268
Purchases of U.S. government securities...         --      8,384,998    10,734,679            --            --    47,160,055
Sales of U.S. government securities.......         --     20,049,703     1,815,269            --            --    30,535,513

                                             MFS TOTAL       ASSET                       GROWTH-       FEDERATED      VENTURE
                                              RETURN       ALLOCATION      UTILITY        INCOME         VALUE         VALUE
                                                --------------------------------------------------------------------------------
Purchases of portfolio securities
  (excluding U.S. government
  securities).............................  $79,788,965   $180,517,043   $14,957,451   $208,484,606   $14,533,639   $134,484,045
Sales of portfolio securities (excluding
  U.S. government securities).............   85,988,547    127,879,203     6,092,537    165,313,804     6,640,398     77,109,674
Purchases of U.S. government securities...   36,673,218     53,927,434            --             --            --
Sales of U.S. government securities.......   21,807,133     60,124,905     2,264,590             --            --             --

                                                                            MFS
                                             "DOGS" OF      PUTNAM       GROWTH AND      ALLIANCE       GLOBAL
                                            WALL STREET     GROWTH         INCOME         GROWTH       EQUITIES
                                            ---------------------------------------------------------------------
Purchases of portfolio securities
  (excluding U.S. government
  securities).............................  $45,657,305   $70,040,481   $184,749,058   $284,669,659   $45,440,051
Sales of portfolio securities (excluding
  U.S. government securities).............   29,067,288    40,410,755    194,260,890    176,934,235    50,323,423
Purchases of U.S. government securities...           --       737,223        368,986             --     3,621,428
Sales of U.S. government securities.......           --     2,366,499      2,431,520             --            --

                                                      INTERNATIONAL   INTERNATIONAL
                                                       GROWTH AND      DIVERSIFIED                  AGGRESSIVE     EMERGING
                                                         INCOME         EQUITIES      REAL ESTATE     GROWTH       MARKETS
                                                      ----------------------------------------------------------------------
Purchases of portfolio securities (excluding U.S.
  government securities)............................   $27,003,581     $22,248,728    $9,318,080    $48,412,824   $6,810,637
Sales of portfolio securities (excluding U.S.
  government securities)............................    13,274,200      29,405,220     3,275,251     39,385,376    7,811,113
Purchases of U.S. government securities.............            --              --            --             --           --
Sales of U.S. government securities.................            --              --            --             --           --

7. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                                GOLDMAN        SHELBY
                                                              SACHS & CO.   CULLOM DAVIS
                                                              -----------   ------------
Asset Allocation Portfolio..................................   $ 32,590        $   --
Venture Value Portfolio.....................................         --         5,130

As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG"). Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly owned subsidiary of AIG. During the period January 1, 1999 through January 31, 1999, the MFS Total Return Portfolio sold 11,150 shares of AIG common stock for $1,133,906, which resulted in a realized gain of $218,453, and the MFS Growth and Income Portfolio sold 39,100 shares of AIG common stock for $3,846,526, which resulted in a realized gain of $537,778.

8. COMMITMENTS AND CONTINGENCIES: The High-Yield Bond, SunAmerica Balanced, Growth-Income, Venture Value, "Dogs" of Wall Street, Alliance Growth, Global Equities and Aggressive Growth Portfolios have established an uncommitted line of credit with State Street Bank and Trust Company with interest payable at the Federal Funds rate plus 125 basis points. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. Any interest paid during the year is shown as interest expense on the Statement of Operations.
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS*
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         NET                                    TOTAL
                                                        ASSET       NET       NET REALIZED       FROM
                                                        VALUE     INVEST-     & UNREALIZED     INVEST-
                      PERIOD                          BEGINNING     MENT     GAIN (LOSS) ON      MENT
                      ENDED                           OF PERIOD   INCOME**    INVESTMENTS     OPERATIONS
--------------------------------------------------------------------------------------------------------
Cash Management Portfolio

11/30/94                                               $10.20      $0.38         $(0.02)        $ 0.36
11/30/95                                                10.47       0.56           0.01           0.57
11/30/96                                                10.70       0.53          (0.02)          0.51
11/30/97                                                10.76       0.53           0.01           0.54
11/30/98                                                10.74       0.54          (0.02)          0.52
 1/31/99#                                               10.58       0.08           0.01           0.09
Global Bond Portfolio

11/30/94                                                10.30       0.53          (0.86)         (0.33)
11/30/95                                                 9.83       0.60           0.97           1.57
11/30/96                                                11.02       0.59           0.54           1.13
11/30/97                                                11.40       0.52           0.38           0.90
11/30/98                                                11.51       0.49           0.78           1.27
 1/31/99#                                               11.77       0.07           0.11           0.18
Corporate Bond Portfolio

11/30/94                                                10.19       0.52          (0.87)         (0.35)
11/30/95                                                 9.75       0.60           1.00           1.60
11/30/96                                                10.82       0.65           0.03           0.68
11/30/97                                                11.09       0.77           0.21           0.98
11/30/98                                                11.54       0.77          (0.02)          0.75
 1/31/99#                                               11.83       0.12           0.04           0.16
High-Yield Bond Portfolio

11/30/94                                                11.12       1.20          (1.65)         (0.45)
11/30/95                                                10.32       1.11           0.12           1.23
11/30/96                                                10.53       0.98           0.48           1.46
11/30/97                                                11.04       1.04           0.48           1.52
11/30/98                                                11.82       1.14          (1.24)         (0.10)
 1/31/99#                                               10.98       0.18          (0.02)          0.16
Worldwide High Income Portfolio
10/28/94-
11/30/94                                                10.00       0.04          (0.09)         (0.05)
11/30/95                                                 9.95       1.10           0.47           1.57
11/30/96                                                11.42       1.25           1.60           2.85
11/30/97                                                13.35       0.98           0.68           1.66
11/30/98                                                13.20       1.07          (2.61)         (1.54)
 1/31/99#                                               10.31       0.16          (0.35)         (0.19)
SunAmerica Balanced Portfolio
6/3/96-
11/30/96                                                10.00       0.10           1.03           1.13
11/30/97                                                11.13       0.23           2.15           2.38
11/30/98                                                13.45       0.30           2.33           2.63
 1/31/99#                                               15.61       0.05           1.58           1.63
MFS Total Return Portfolio
10/28/94-
11/30/94                                                10.00       0.04          (0.08)         (0.04)
11/30/95                                                 9.96       0.34           2.23           2.57
11/30/96                                                12.48       0.34           1.31           1.65
11/30/97                                                13.63       0.37           1.39           1.76
11/30/98                                                14.75       0.36           1.56           1.92
 1/31/99#                                               14.96       0.06           0.82           0.88

                                                      DIVIDENDS      DIVIDENDS     NET                   NET
                                                    DECLARED FROM    FROM NET     ASSET                 ASSETS
                                                         NET         REALIZED     VALUE                 END OF
                      PERIOD                         INVESTMENT       GAIN ON     END OF     TOTAL      PERIOD
                      ENDED                            INCOME       INVESTMENTS   PERIOD   RETURN***   (000'S)
--------------------------------------------------  -----------------------------------------------------------
Cash Management Portfolio
11/30/94                                            $      (0.09)     $   --      $10.47      3.51%    $ 89,098
11/30/95                                                   (0.34)         --       10.70      5.59       90,731
11/30/96                                                   (0.45)         --       10.76      4.92       91,247
11/30/97                                                   (0.56)         --       10.74      5.22      156,119
11/30/98                                                   (0.68)         --       10.58      5.05      223,640
 1/31/99#                                                     --          --       10.67      0.85      277,370
Global Bond Portfolio
11/30/94                                                   (0.09)      (0.05)       9.83     (3.18)      44,543
11/30/95                                                   (0.38)         --       11.02     16.40       59,759
11/30/96                                                   (0.75)         --       11.40     10.94       68,221
11/30/97                                                   (0.75)      (0.04)      11.51      8.43       89,043
11/30/98                                                   (0.79)      (0.22)      11.77     11.75      115,428
 1/31/99#                                                     --          --       11.95      1.53      122,306
Corporate Bond Portfolio
11/30/94                                                   (0.05)      (0.04)       9.75     (3.41)      15,869
11/30/95                                                   (0.53)         --       10.82     17.01       29,475
11/30/96                                                   (0.41)         --       11.09      6.51       37,207
11/30/97                                                   (0.53)         --       11.54      9.26       62,272
11/30/98                                                   (0.46)         --       11.83      6.61      143,561
 1/31/99#                                                     --          --       11.99      1.35      158,804
High-Yield Bond Portfolio
11/30/94                                                   (0.29)      (0.06)      10.32     (4.26)      55,803
11/30/95                                                   (1.02)         --       10.53     12.64       82,174
11/30/96                                                   (0.95)         --       11.04     14.86      113,229
11/30/97                                                   (0.74)         --       11.82     14.53      195,639
11/30/98                                                   (0.66)      (0.08)      10.98     (1.26)     284,580
 1/31/99#                                                     --          --       11.14      1.46      293,037
Worldwide High Income Portfolio
10/28/94-
11/30/94                                                      --          --        9.95     (0.50)      10,478
11/30/95                                                   (0.10)         --       11.42     16.02       21,515
11/30/96                                                   (0.87)      (0.05)      13.35     26.87       49,204
11/30/97                                                   (0.90)      (0.91)      13.20     14.17      125,224
11/30/98                                                   (0.61)      (0.74)      10.31    (13.74)     121,290
 1/31/99#                                                     --          --       10.12     (1.84)     116,977
SunAmerica Balanced Portfolio
6/3/96-
11/30/96                                                      --          --       11.13     11.30       10,224
11/30/97                                                   (0.04)      (0.02)      13.45     21.48       44,621
11/30/98                                                   (0.11)      (0.36)      15.61     19.81      149,242
 1/31/99#                                                     --          --       17.24     10.44      194,878
MFS Total Return Portfolio
10/28/94-
11/30/94                                                      --          --        9.96     (0.40)       1,516
11/30/95                                                   (0.05)         --       12.48     25.89       32,429
11/30/96                                                   (0.19)      (0.31)      13.63     13.75       70,021
11/30/97                                                   (0.23)      (0.41)      14.75     13.52       95,721
11/30/98                                                   (0.31)      (1.40)      14.96     13.54      131,440
 1/31/99#                                                     --          --       15.84      5.88      145,332

                                                                      RATIO OF NET
                                                     RATIO OF          INVESTMENT
                                                    EXPENSES TO        INCOME TO
                      PERIOD                        AVERAGE NET       AVERAGE NET    PORTFOLIO
                      ENDED                           ASSETS             ASSETS      TURNOVER
--------------------------------------------------  ------------------------------------------
Cash Management Portfolio
11/30/94                                                 0.70%+           3.73%++        --%
11/30/95                                                 0.67             5.32           --
11/30/96                                                 0.62             4.90           --
11/30/97                                                 0.63             5.06           --
11/30/98                                                 0.58             4.97           --
 1/31/99#                                               0.62+             5.02+          --
Global Bond Portfolio
11/30/94                                                 1.06             5.29          347
11/30/95                                                 0.95             5.89          339
11/30/96                                                 0.89             5.44          223
11/30/97                                                 0.90             4.70          360
11/30/98                                                 0.85             4.27          210
 1/31/99#                                               0.97+             3.65+          30
Corporate Bond Portfolio
11/30/94                                                 0.94++           5.21++        419
11/30/95                                                 0.96++           5.93++        412
11/30/96                                                 0.97             6.11          338
11/30/97                                                 0.91             6.99           49
11/30/98                                                 0.77             6.61           15
 1/31/99#                                               0.80+             6.16+           4
High-Yield Bond Portfolio
11/30/94                                                 0.92++          11.07++        225
11/30/95                                                 0.80            10.80          174
11/30/96                                                 0.77             9.41          107
11/30/97                                                 0.75             9.26          243
11/30/98                                                 0.69             9.75          128
 1/31/99#                                               0.72+             9.71+          17
Worldwide High Income Portfolio
10/28/94-
11/30/94                                              1.60+++             4.48+++         2
11/30/95                                                 1.30            10.46          176
11/30/96                                                 1.18            10.45          177
11/30/97                                                 1.10             7.58          146
11/30/98                                                 1.08             8.90          158
 1/31/99#                                              1.11+@             9.57+@         12
SunAmerica Balanced Portfolio
6/3/96-
11/30/96                                                 1.00+++          1.92+++        40
11/30/97                                                 1.00             1.82          143
11/30/98                                                 0.78             2.10          111
 1/31/99#                                              0.74+@             1.73+@         26
MFS Total Return Portfolio
10/28/94-
11/30/94                                                 1.00+++          4.25+++        10
11/30/95                                                 0.98++           3.08++        153
11/30/96                                                 0.84             2.74          194
11/30/97                                                 0.82             2.63          271
11/30/98                                                 0.77             2.43          106
 1/31/99#                                               0.81+             2.40+          86

   *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   #  The Portfolio changed its fiscal year ended from November 30 to January
   31.

   +  Annualized

   @  Net of custody credits of 0.01%

   ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                    EXPENSES                                   NET INVESTMENT INCOME
                                  --------------------------------------------    -----------------------------------------------
                                  1994    1995    1996    1997    1998    1999    1994     1995     1996     1997    1998    1999
                                  --------------------------------------------    -----------------------------------------------
Cash Management Portfolio.....    0.78%   0.67%   0.62%   0.63%   0.58%   0.62%    3.65%    5.32%    4.90%   5.06%   4.97%   5.02%
Global Bond Portfolio.........    1.06    0.95    0.89    0.90    0.85    0.97     5.29     5.89     5.44    4.70    4.27    3.65
Corporate Bond Portfolio......    1.09    0.97    0.97    0.91    0.77    0.80     5.06     5.92     6.11    6.99    6.61    6.16
High-Yield Bond Portfolio.....    0.93    0.80    0.77    0.75    0.69    0.72    11.06    10.80     9.41    9.26    9.75    9.71
Worldwide High Income
  Portfolio...................    2.26    1.30    1.18    1.10    1.08    1.11     3.82    10.46    10.45    7.58    8.90    9.57
SunAmerica Balanced
  Portfolio...................      --      --    1.43    1.00    0.78    0.74       --       --     1.49    1.82    2.10    1.73
MFS Total Return Portfolio....    6.82    1.11    0.84    0.82    0.77    0.81    (1.57)    2.95     2.74    2.63    2.43    2.40

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    NET                                    TOTAL
                                                   ASSET       NET       NET REALIZED       FROM
                                                   VALUE     INVEST-     & UNREALIZED     INVEST-
                   PERIOD                        BEGINNING     MENT     GAIN (LOSS) ON      MENT
                    ENDED                        OF PERIOD   INCOME**    INVESTMENTS     OPERATIONS
---------------------------------------------------------------------------------------------------
Asset Allocation Portfolio

11/30/94                                          $10.36      $0.29         $(0.25)        $ 0.04
11/30/95                                           10.32       0.42           2.24           2.66
11/30/96                                           12.74       0.48           2.00           2.48
11/30/97                                           14.52       0.44           2.55           2.99
11/30/98                                           16.21       0.48           0.08           0.56
 1/31/99#                                          14.81       0.07           0.15           0.22
Utility Portfolio
6/3/96-
11/30/96                                           10.00       0.24           0.51           0.75
11/30/97                                           10.75       0.36           1.91           2.27
11/30/98                                           12.91       0.42           1.62           2.04
 1/31/99#                                          14.46       0.08           0.03           0.11
Growth-Income Portfolio

11/30/94                                           10.61       0.13          (0.36)         (0.23)
11/30/95                                           10.33       0.17           3.31           3.48
11/30/96                                           13.71       0.18           3.48           3.66
11/30/97                                           16.82       0.17           4.69           4.86
11/30/98                                           20.82       0.17           4.33           4.50
 1/31/99#                                          24.23       0.02           3.63           3.65
Federated Value Portfolio
6/3/96-
11/30/96                                           10.00       0.07           1.01           1.08
11/30/97                                           11.08       0.13           2.72           2.85
11/30/98                                           13.90       0.17           2.35           2.52
 1/31/99#                                          16.06       0.02           0.54           0.56
Venture Value Portfolio
10/28/94-
11/30/94                                           10.00       0.03          (0.25)         (0.22)
11/30/95                                            9.78       0.17           3.55           3.72
11/30/96                                           13.47       0.18           3.46           3.64
11/30/97                                           16.90       0.19           4.73           4.92
11/30/98                                           21.47       0.20           2.23           2.43
 1/31/99#                                          23.10       0.03           1.25           1.28
"Dogs" of Wall Street Portfolio
4/1/98-
11/30/98                                           10.00       0.11          (0.30)         (0.19)
 1/31/99#                                           9.81       0.02          (0.23)         (0.21)
Putnam Growth Portfolio

11/30/94                                           10.04       0.03          (0.01)          0.02
11/30/95                                           10.05      (0.01)          3.09           3.08
11/30/96                                           13.10         --           2.61           2.61
11/30/97                                           15.71       0.03           3.93           3.96
11/30/98                                           19.15       0.01           4.15           4.16
 1/31/99#                                          20.21      (0.01)          3.33           3.32
MFS Growth and Income Portfolio

11/30/94                                           10.78       0.16          (0.87)         (0.71)
11/30/95                                           10.01       0.12           3.14           3.26
11/30/96                                           13.14       0.11           2.16           2.27
11/30/97                                           14.39       0.11           2.48           2.59
11/30/98                                           15.62       0.02           2.61           2.63
 1/31/99#                                          15.37       0.01           1.60           1.61

                                                 DIVIDENDS       DIVIDENDS     NET                    NET
                                               DECLARED FROM     FROM NET     ASSET                  ASSETS
                                                    NET          REALIZED     VALUE                  END OF
                   PERIOD                        INVESTMENT       GAIN ON     END OF     TOTAL       PERIOD
                    ENDED                          INCOME       INVESTMENTS   PERIOD   RETURN***    (000'S)
---------------------------------------------  --------------------------------------------------------------
Asset Allocation Portfolio
11/30/94                                       $       (0.05)     $(0.03)     $10.32      0.30%    $  106,856
11/30/95                                               (0.20)      (0.04)      12.74     26.10        199,836
11/30/96                                               (0.31)      (0.39)      14.52     20.27        316,388
11/30/97                                               (0.40)      (0.90)      16.21     21.97        526,585
11/30/98                                               (0.35)      (1.61)      14.81      2.85        713,045
 1/31/99#                                                 --          --       15.03      1.49        724,516
Utility Portfolio
6/3/96-
11/30/96                                                  --          --       10.75      7.50          6,299
11/30/97                                               (0.09)      (0.02)      12.91     21.26         24,366
11/30/98                                               (0.16)      (0.33)      14.46     15.98         68,049
 1/31/99#                                                 --          --       14.57      0.76         77,323
Growth-Income Portfolio
11/30/94                                               (0.04)      (0.01)      10.33     (2.20)        84,899
11/30/95                                               (0.10)         --       13.71     33.89        171,281
11/30/96                                               (0.12)      (0.43)      16.82     27.41        325,463
11/30/97                                               (0.13)      (0.73)      20.82     30.11        622,062
11/30/98                                               (0.13)      (0.96)      24.23     21.91      1,019,590
 1/31/99#                                                 --          --       27.88     15.06      1,206,113
Federated Value Portfolio
6/3/96-
11/30/96                                                  --          --       11.08     10.80         12,460
11/30/97                                               (0.03)         --       13.90     25.75         59,024
11/30/98                                               (0.06)      (0.30)      16.06     18.22        145,900
 1/31/99#                                                 --          --       16.62      3.49        159,176
Venture Value Portfolio
10/28/94-
11/30/94                                                  --          --        9.78      (2.20)        4,449
11/30/95                                               (0.03)         --       13.47     38.17        154,908
11/30/96                                               (0.09)      (0.12)      16.90     27.44        516,413
11/30/97                                               (0.09)      (0.26)      21.47     29.62      1,140,053
11/30/98                                               (0.12)      (0.68)      23.10     11.36      1,725,411
 1/31/99#                                                 --          --       24.38      5.54      1,840,354
"Dogs" of Wall Street Portfolio
4/1/98-
11/30/98                                                  --          --        9.81     (1.90)        65,283
 1/31/99#                                                 --          --        9.60     (2.14)        78,062
Putnam Growth Portfolio
11/30/94                                               (0.01)         --       10.05      0.19         75,342
11/30/95                                               (0.03)         --       13.10     30.66        115,276
11/30/96                                                  --          --       15.71     19.92        160,073
11/30/97                                                  --       (0.52)      19.15     26.01        234,726
11/30/98                                               (0.02)      (3.08)      20.21     22.56        398,863
 1/31/99#                                                 --          --       23.53     16.43        494,813
MFS Growth and Income Portfolio
11/30/94                                               (0.06)         --       10.01     (6.64)       104,194
11/30/95                                               (0.13)         --       13.14     32.92        149,910
11/30/96                                               (0.11)      (0.91)      14.39     18.40        186,368
11/30/97                                               (0.10)      (1.26)      15.62     19.78        218,496
11/30/98                                               (0.12)      (2.76)      15.37     17.82        238,298
 1/31/99#                                                 --          --       16.98     10.47        266,069

                                                             RATIO OF NET
                                                RATIO OF      INVESTMENT
                                               EXPENSES TO    INCOME TO
                   PERIOD                      AVERAGE NET   AVERAGE NET    PORTFOLIO
                    ENDED                        ASSETS         ASSETS      TURNOVER
---------------------------------------------  --------------------------------------
Asset Allocation Portfolio
11/30/94                                          0.94%++        2.71%++       152%
11/30/95                                          0.81           3.62          207
11/30/96                                          0.74           3.66          200
11/30/97                                          0.68           2.88          176
11/30/98                                          0.64           3.15          156
 1/31/99#                                        0.66+           2.60+          30
Utility Portfolio
6/3/96-
11/30/96                                          1.05+++        4.41+++        24
11/30/97                                          1.05++         3.15++         77
11/30/98                                          1.01           3.04           72
 1/31/99#                                        0.93+           3.02+          12
Growth-Income Portfolio
11/30/94                                          0.81++         1.26++         59
11/30/95                                          0.77           1.42           59
11/30/96                                          0.72           1.21           82
11/30/97                                          0.65           0.89           44
11/30/98                                          0.60           0.78           53
 1/31/99#                                        0.60+           0.55+          16
Federated Value Portfolio
6/3/96-
11/30/96                                          1.05+++        1.26+++        30
11/30/97                                          1.03           1.03           46
11/30/98                                          0.83           1.13           51
 1/31/99#                                        0.86+           0.75+           4
Venture Value Portfolio
10/28/94-
11/30/94                                          1.10+++        3.93+++        --
11/30/95                                          1.00++         1.43++         18
11/30/96                                          0.85           1.21           22
11/30/97                                          0.79           0.98           22
11/30/98                                          0.75           0.89           25
 1/31/99#                                        0.77+           0.86+           5
"Dogs" of Wall Street Portfolio
4/1/98-
11/30/98                                       0.85+++           2.04+++         0
 1/31/99#                                        0.85+           0.93+          58
Putnam Growth Portfolio
11/30/94                                          0.96++         0.31++         54
11/30/95                                          0.93          (0.05)          52
11/30/96                                          0.90          (0.02)          63
11/30/97                                          0.91           0.18          125
11/30/98                                          0.86           0.09           75
 1/31/99#                                        0.86+          (0.19)+         10
MFS Growth and Income Portfolio
11/30/94                                          0.81++         1.52++        211
11/30/95                                          0.76           1.01          229
11/30/96                                          0.74           0.82          164
11/30/97                                          0.73           0.77          217
11/30/98                                          0.70           0.17          105
 1/31/99#                                        0.75+           0.38+          76

   *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   #  The Portfolio changed its fiscal year ended from November 30 to January
   31.

   +  Annualized

   ++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                  EXPENSES                                NET INVESTMENT INCOME (LOSS)
                                --------------------------------------------    -------------------------------------------------
                                1994    1995    1996    1997    1998    1999    1994    1995     1996     1997     1998     1999
                                --------------------------------------------    -------------------------------------------------
 Asset Allocation
  Portfolio.................    0.94%   0.81%   0.74%   0.68%   0.64%   0.66%   2.71%    3.62%    3.66%    2.88%    3.15%    2.60%
 Utility Portfolio..........      --      --    1.93    1.24    1.01    0.93      --       --     3.53     2.96     3.04     3.02
 Growth-Income Portfolio....    0.89    0.77    0.72    0.65    0.60    0.60    1.18     1.42     1.21     0.89     0.78     0.55
 Federated Value
  Portfolio.................      --      --    1.57    1.03    0.83    0.86      --       --     0.74     1.03     1.13     0.75
 Venture Value Portfolio....    3.89    1.02    0.85    0.79    0.75    0.77    1.14     1.41     1.21     0.98     0.89     0.86
 "Dogs" of Wall Street
  Portfolio.................      --      --      --      --    0.92    0.85      --       --       --       --     1.97     0.93
 Putnam Growth Portfolio....    1.05    0.93    0.90    0.91    0.86    0.86    0.22    (0.05)   (0.02)    0.18     0.09    (0.19)
 MFS Growth and Income
  Portfolio.................    0.87    0.76    0.74    0.73    0.70    0.75    1.46     1.01     0.82     0.77     0.17     0.38

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                   NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS     NET                    NET
                  ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET     ASSET                  ASSETS
                  VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED     VALUE                  END OF
PERIOD          BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON     END OF     TOTAL       PERIOD
ENDED           OF PERIOD   (LOSS)**    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   PERIOD   RETURN***    (000'S)
----------------------------------------------------------------------------------------------------------------------------------
                                                        Alliance Growth Portfolio

11/30/94         $10.92      $0.04         $(0.14)        $(0.10)    $      (0.01)     $(0.17)     $10.64     (0.93)%   $   53,213
11/30/95          10.64       0.07           5.08           5.15            (0.03)      (0.13)      15.63     48.91        167,870
11/30/96          15.63       0.08           4.07           4.15            (0.04)      (1.01)      18.73     28.05        381,367
11/30/97          18.73       0.16           4.76           4.92            (0.05)      (1.04)      22.56     27.80        704,533
11/30/98          22.56       0.07           7.77           7.84            (0.06)      (2.30)      28.04     35.92      1,396,140
 1/31/99#         28.04       0.00           7.22           7.22               --          --       35.26     25.75      1,864,924
                                                       Global Equities Portfolio

11/30/94          10.99       0.05           0.71           0.76            (0.01)      (0.07)      11.67      6.87        136,758
11/30/95          11.67       0.12           1.64           1.76            (0.08)      (0.29)      13.06     15.58        165,752
11/30/96          13.06       0.14           2.19           2.33            (0.14)      (0.33)      14.92     18.21        246,482
11/30/97          14.92       0.09           1.79           1.88            (0.13)      (0.69)      15.98     13.30        341,639
11/30/98          15.98       0.07           2.40           2.47            (0.19)      (1.36)      16.90     15.34        420,358
 1/31/99#         16.90       0.00           1.71           1.71               --          --       18.61     10.12        463,138
                                                 International Growth and Income Portfolio
6/2/97-
11/30/97          10.00       0.03           0.38           0.41               --          --       10.41      4.10         42,844
11/30/98          10.41       0.13           0.86           0.99            (0.03)      (0.06)      11.31      9.58        128,344
 1/31/99#         11.31         --           0.40           0.40            (0.02)      (0.19)      11.50      3.56        142,497
                                                 International Diversified Equities Portfolio
10/28/94-
11/30/94          10.00       0.01          (0.23)         (0.22)              --          --        9.78     (2.20)        12,438
11/30/95           9.78       0.07           0.38           0.45            (0.08)         --       10.15      4.63         48,961
11/30/96          10.15       0.05           1.43           1.48            (0.26)         --       11.37     14.85        157,008
11/30/97          11.37       0.09           0.28           0.37            (0.31)      (0.10)      11.33      3.52        248,927
11/30/98          11.33       0.15           1.93           2.08            (0.40)      (0.15)      12.86     18.33        354,174
 1/31/99#         12.86      (0.01)          0.22           0.21               --          --       13.07      1.63        373,785
                                                           Real Estate Portfolio
6/2/97-
11/30/97          10.00       0.16           1.37           1.53               --          --       11.53     15.30         29,565
11/30/98          11.53       0.45          (1.93)         (1.48)           (0.16)      (0.01)       9.88    (13.04)        59,102
 1/31/99#          9.88       0.09          (0.36)         (0.27)              --          --        9.61     (2.73)        58,504
                                                         Aggressive Growth Portfolio
6/3/96-
11/30/96          10.00       0.02           0.34           0.36               --          --       10.36      3.60         35,124
11/30/97          10.36       0.01           1.40           1.41            (0.01)         --       11.76     13.62        103,603
11/30/98          11.76       0.04           0.52           0.56               --          --       12.32      4.76        133,183
 1/31/99#         12.32         --           3.20           3.20               --          --       15.52     25.97        182,313
                                                          Emerging Markets Portfolio
6/2/97-
11/30/97          10.00       0.06          (2.03)         (1.97)              --          --        8.03    (19.70)        19,979
11/30/98           8.03       0.04          (1.78)         (1.74)           (0.07)         --        6.22    (21.86)        31,685
 1/31/99#          6.22       0.01             --           0.01            (0.01)         --        6.22      0.20         32,708


                                                                     RATIO OF NET
                                                         RATIO OF     INVESTMENT
                                                        EXPENSES TO   INCOME TO
                                                        AVERAGE NET  AVERAGE NET  PORTFOLIO
                                                           ASSETS      ASSETS     TURNOVER
------------------------------------------------------------------------------------------
                                   Alliance Growth Portfolio
11/30/94                                                  0.82%++     0.37%++       146%
11/30/95                                                  0.79        0.51          138
11/30/96                                                  0.71        0.51          121
11/30/97                                                  0.65        0.37          110
11/30/98                                                  0.58        0.27           90
 1/31/99#                                                0.63+       (0.01)+         11
                                  Global Equities Portfolio
11/30/94                                                  1.28        0.42           67
11/30/95                                                  1.14        1.02          106
11/30/96                                                  1.03        1.04           70
11/30/97                                                  0.95        0.58          115
11/30/98                                                  0.88        0.46           92
 1/31/99#                                                0.86+       (0.04)+         12
                              International Growth and Income Portfolio
6/2/97-
11/30/97                                                  1.60+++     0.61+++        19
11/30/98                                                  1.46        1.12           51
 1/31/99#                                                1.46+       (0.10)          10
                            International Diversified Equities Portfolio
10/28/94-
11/30/94                                                  1.70+++     1.60+++        --
11/30/95                                                  1.70++      0.76++         52
11/30/96                                                  1.59        0.47           53
11/30/97                                                  1.35        0.82           56
11/30/98                                                  1.26        1.18           40
 1/31/99#                                                1.26+       (0.43)+          7
                                       Real Estate Portfolio
6/2/97-
11/30/97                                                  1.25+++     3.25+++         7
11/30/98                                                  0.95        4.21           26
 1/31/99#                                                1.01+        5.63+           6
                                     Aggressive Growth Portfolio
6/3/96-
11/30/96                                                  1.05+++     0.46+++        47
11/30/97                                                  0.90       (0.13)         221
11/30/98                                                  0.83        0.32          268
 1/31/99#                                                0.82+        0.13+          29
                                       Emerging Markets Portfolio
6/2/97-
11/30/97                                                  1.90+++     1.33+++        49
11/30/98                                                  1.90++      0.61++         96
 1/31/99#                                              1.90+++        0.60+++        22

*  Calculated based upon average shares outstanding

**  After fee waivers and expense reimbursements by the investment adviser

*** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Portfolio changed its fiscal year ended from November 30 to January 31.

+  Annualized

++ During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                 EXPENSES                                 NET INVESTMENT INCOME (LOSS)
                               --------------------------------------------    --------------------------------------------------
                               1994    1995    1996    1997    1998    1999    1994     1995     1996     1997     1998     1999
                               --------------------------------------------    --------------------------------------------------
 Alliance Growth
  Portfolio................    0.96%   0.79%   0.71%   0.65%   0.58%   0.63%    0.23%    0.51%    0.51%    0.37%    0.27%   (0.01)%
 Global Equities
  Portfolio................    1.28    1.14    1.03    0.95    0.88    0.86     0.42     1.02     1.04     0.58     0.46    (0.04)
 International Growth and
  Income Portfolio.........      --      --      --    2.02    1.46    1.46       --       --       --     0.19     1.12    (0.10)
 International Diversified
  Equities Portfolio.......    3.50    2.09    1.59    1.35    1.26    1.26    (0.20)    0.37     0.47     0.82     1.18    (0.43)
 Real Estate Portfolio.....      --      --      --    1.36    0.95    1.01       --       --       --     3.14     4.21     5.63
 Aggressive Growth
  Portfolio................      --      --    1.09    0.90    0.83    0.82       --       --     0.42    (0.13)    0.32     0.13
 Emerging Markets
  Portfolio................      --      --      --    2.60    2.01    2.29       --       --       --     0.63     0.50     0.21

See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF SUNAMERICA SERIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Global Bond Portfolio, Corporate Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, MFS Total Return Portfolio (formerly Balanced/Phoenix Investment Counsel Portfolio), Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, Alliance Growth Portfolio, MFS Growth and Income Portfolio (formerly Growth/Phoenix Investment Counsel Portfolio), Putnam Growth Portfolio, Global Equities Portfolio, International Growth and Income Portfolio, International Diversified Equities Portfolio, Real Estate Portfolio, Aggressive Growth Portfolio, "Dogs" of Wall Street Portfolio and Emerging Markets Portfolio (constituting twenty-two portfolios of the SunAmerica Series Trust, hereafter referred to as the "Fund") at January 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
March 19, 1999

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SHAREHOLDERS TAX INFORMATION (UNAUDITED)

  Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the period December 1, 1998 through January 31, 1999.
  During the period December 1, 1998 through January 31, 1999, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                   NET            NET             NET        QUALIFYING % FOR THE
                                                      TOTAL     INVESTMENT    SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                                    DIVIDENDS     INCOME     CAPITAL GAINS   CAPITAL GAINS    RECEIVED DEDUCTION
---------------------------------------------------------------------------------------------------------------------------------
International Growth and Income Portfolio.........    $0.21       $0.02          $0.14           $0.05                 --%
Emerging Markets Portfolio........................     0.01        0.01             --              --                 --

  The International Growth and Income and International Diversified Equities Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amount of foreign taxes passed through to the shareholders for the two months ended January 31, 1999 were $15,677 and $73,202 respectively. The gross foreign source income for information reporting is $211,791 and $84,598 respectively.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDER INFORMATION (UNAUDITED)

SUPPLEMENTAL PROXY INFORMATION: A Special Meeting of the Shareholders of the SunAmerica Series Trust Portfolio's was held on December 30, 1998. Each of the applicable Portfolios voted in favor of adopting the following proposals, therefore, the results are aggregated for the Portfolio unless otherwise specified.

1. To elect a slate of four members to the Board of Trustees to hold office until their successors are duly elected and qualified.

                                                               VOTES IN       VOTES
                                                               FAVOR OF     ABSTAINED
                                                               --------     ---------
James K. Hunt...............................................  440,055,253   8,968,260
Monica C. Lozano............................................  440,055,253   8,968,260
Allan L. Sher...............................................  440,055,253   8,968,260
William M. Wardlaw..........................................  440,055,253   8,968,260

2. To approve a new investment advisory and management agreement between SunAmerica Series Trust, on behalf of each Portfolio thereof and SunAmerica Asset Management Corp. ("SAAMCo"), the terms of which are identical in all material respects to the existing investment and management agreement. (All Portfolios except the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
424,927,098                   5,782,266                    18,314,106

3. To approve a new subadvisory agreement, the terms of which are identical in all material respects to the existing subadvisory agreement with respect to each Portfolio between:

    (a) SAAMCo and Alliance Capital Management L.P. ("Alliance") ( Global Equities, Alliance Growth and Growth-Income Portfolios only).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
423,093,036                   5,818,096                    20,112,338

    (b) SAAMCo and Davis Selected Advisers, L.P. (Venture and Real Estate Portfolios only).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
421,473,440                   6,229,405                    21,320,630

    (c) SAAMCo and Federated Investment Counseling (Corporate Bond, Federated Value and Utility Portfolios only).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
421,225,839                   6,030,429                    21,767,195

    (d) SAAMCo and Goldman Sachs Asset Management (Asset Allocation Portfolio only).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
421,510,688                   5,923,738                    21,589,044

    (e) SAAMCo and Goldman Sachs Asset Management (Global Bond Portfolio only).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
421,161,039                   6,235,295                    21,627,128

---------------------

    (f) SAAMCo and Morgan Stanley Asset Management, Inc. (International Diversified Equities and High Income Portfolios only).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
421,278,920                   6,130,956                    21,613,594

    (g) SAAMCo and Putnam Investment Management, Inc. (Putnam Growth, International Growth and Income and Emerging Market Portfolios only).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
421,981,383                   6,046,769                    20,995,310

4. To approve (a) and amendment to the investment advisory and management agreement between the Trust and SAAMCo in order to revise the breakpoints in the fees the Alliance Growth Portfolio pays to SAAMCo and (b) and amendment to the subadvisory agreement between SAAMCo and Alliance in order to revise the breakpoints in the subadvisory fee SAAMCo pays to Alliance (Alliance Growth Portfolio only).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
417,585,490                   9,820,141                    21,617,833

5. To approve (a) a new investment advisory and management agreement between the Trust and SAAMCo the terms of which are identical in all material respects to the existing investment advisory and management agreement with SAAMCo except with respect to revised breakpoints in the advisory fees the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios pay to SAAMCo, and (b) a new subadvisory agreement between SAAMCo and Massachusetts Financial Services Company, the proposed new subadviser for each of the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios (Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios only).

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
417,899,690                   8,710,954                    22,412,827

6.  To approve changing the fundamental investment restriction relating to:

    (a) the ability to engage in borrowing transactions.

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
406,938,120                   17,843,138                   24,242,219

    (b) the ability to engage in lending transactions.

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
407,614,059                   17,565,946                   23,843,477

7.  To ratify the selection of independent accountants.

 VOTES IN                       VOTES                        VOTES
 FAVOR OF                      AGAINST                     ABSTAINED
 --------                      -------                     ---------
423,683,198                   5,639,596                    19,700,675

                                                           ---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a securities index since the portfolio inception. Please note that variable annuity minimum premiums vary by contract and may be higher or lower than the $10,000 depicted. Following each graph is a discussion of portfolio performance and factors affecting it over the last one-year period.

              THESE GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE SUNAMERICA SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES.

              SUNAMERICA ASSET MANAGEMENT CORP.

              Cash Management Portfolio

              The two-month period ended January 31, 1999, showed continued strength in the U.S. economy. Nonfarm payrolls rose by 245,000 and 378,000 during December and January, respectively, while the unemployment rate fell to a 29-year low of 4.3%. As expected, due to the strength of the economy, the Federal Reserve policymakers left the Federal Funds rate unchanged at 4.75%.

              The Cash Management Portfolio performed below average during the period. This is a reflection of the volatility of net assets over the past several months. This volatility has caused us to keep the average maturity slightly shorter than the Donaghue average of approximately 55 days. The shorter duration led to the underperformance.

              With the economy continuing to derive substantial support from a resilient stock market and rapid monetary growth, the chances of the Fed easing anytime soon appear increasingly remote. Conversely, the combination of rising productivity and continued low inflation should keep the Fed from shifting to a tightening bias. We expect the Federal Reserve to hold short-term rates steady at 4.75%. We will continue to search for the best relative valued securities and will structure the Portfolio to be flexible for any changes in our economic outlook.

                     Past performance is no guarantee of future results.
---------------------

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

[Global Bond Portfolio Line Graph]

                                                                                                  J.P. MORGAN GLOBAL GOV'T BOND
                                                                   GLOBAL BOND PORTFOLIO                     INDEX(1)
                                                                   ---------------------          -----------------------------
7/1/93                                                                     10000                              10000
                                                                           10200                              10296
11/30/93                                                                   10300                              10324
                                                                           10190                              10413
5/31/94                                                                     9942                              10270
                                                                            9930                              10463
11/30/94                                                                    9973                              10746
                                                                           10297                              11086
5/31/95                                                                    10965                              11802
                                                                           11102                              12007
11/30/95                                                                   11608                              12548
                                                                           11734                              12630
5/31/96                                                                    11896                              12772
                                                                           12156                              13069
11/30/96                                                                   12879                              13809
                                                                           13014                              13961
5/31/97                                                                    13078                              14127
                                                                           13503                              14590
11/30/97                                                                   13964                              15094
                                                                           14316                              15495
                                                                           14364                              15558
5/31/98                                                                    14716                              15934
                                                                           15140                              16519
11/30/98                                                                   15604                              17021
1/31/99                                                                    15843                              17193


-----------------------------------------------------
 GLOBAL BOND PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99
-----------------------------------------------------

    1-year                                10.67%
    5-year                                 8.49%
    Since Inception (7/1/93)               8.58%

-----------------------------------------------------




(1)The J.P. Morgan Global Government Bond Index tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.



              The Global Bond Portfolio returned 1.53% for the two-month period ended January 31, 1999, outperforming its benchmark, the J.P. Morgan Global Government Bond Index, which returned 1.01%. Much of the Portfolio's performance can be attributed to its focus on securities of high credit quality, which were well rewarded by the financial markets during the period. Additionally, the recent market environment provided a positive backdrop for global bonds, as the market focused on interest rate cuts in peripheral European markets, global economic weakness, and low inflation.

              The Portfolio profited primarily from its positions in Europe as the European bond markets rallied in response to interest rate cuts in Sweden, Denmark, the U.K., and the eleven European Monetary Union (EMU 11) central banks. In December, investment professional surveys conducted in France, Germany, and the U.K. further indicated falling business confidence in major core European economies, pointing to an economic slowdown.

              In Europe, we maintain an overweighted position to take advantage of ongoing strength in the European bond markets. We have added long positions in the Australian, New Zealand, and Norwegian markets following an increase in spreads in these countries, and we have also added to the Portfolio's exposure to Treasury Inflation Protection Securities (TIPS) in the U.S., which we feel are undervalued by the market. In Japan, we will continue to maintain an underweighted position in light of increased prospects for volatility in that country.

                     Past performance is no guarantee of future results.
                                                           ---------------------

FEDERATED INVESTORS

[Corporate Bond Portfolio]

                                                                                        LEHMAN BROTHERS
                                           CORPORATE BOND        LEHMAN BROTHERS         CORPORATE BOND        LIPPER CORPORATE
                                             PORTFOLIO         AGGREGATE INDEX (1)         INDEX (2)         BBB RATED INDEX (3)
                                           --------------      -------------------      ---------------      -------------------
  7/1/93                                       10000                  10000                  10000                  10000
                                               10200                  10231                  10323                  10341
11/30/93                                       10190                  10209                  10271                  10351
                                               10180                  10222                  10284                  10368
 5/31/94                                        9843                   9888                   9836                   9906
                                               10014                  10075                  10070                  10070
11/30/94                                        9843                   9896                   9845                   9866
                                               10337                  10404                  10429                  10324
 5/31/95                                       10942                  11024                  11196                  11064
                                               11112                  11215                  11428                  11261
11/30/95                                       11517                  11643                  11937                  11740
                                               11570                  11677                  11922                  11729
 5/31/96                                       11404                  11507                  11701                  11526
                                               11559                  11673                  11859                  11669
11/30/96                                       12266                  12347                  12707                  12445
                                               12230                  12303                  12602                  12396
 5/31/97                                       12449                  12468                  12736                  12521
                                               12926                  12849                  13192                  12959
11/30/97                                       13402                  13287                  13669                  13385
                                               13716                  13590                  13979                  13681
                                               13692                  13582                  13974                  13676
 5/31/98                                       13962                  13829                  14283                  13922
                                               14046                  14204                  14443                  13982
11/30/98                                       14288                  14541                  14957                  14346
 1/31/99                                       14481                  14689                  15149                  14494


-----------------------------------------------------
 CORPORATE BOND PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99
-----------------------------------------------------

    1-year                                 5.58%
    5-year                                 6.91%
    Since Inception (7/1/93)               6.85%

-----------------------------------------------------


(1)The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market--70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

(2)The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(3)The Lipper Corporate BBB Rated Index is an average of variable annuity accounts that include at least 65% of assets in corporate and government debt issues in the top four grades.



              For the two-month period ended January 31, 1999, the Corporate Bond Portfolio's 1.35% return outperformed the Lehman Brothers Aggregate Index return of 1.02%, the Lehman Brothers Corporate Bond Index return of 1.28%, and the Lipper Corporate BBB Rated Index return of 1.03%.

              Interest rate levels did not change significantly during the period. Intermediate maturities (two to five years) saw rates rise approximately five basis points, while 10-year rates fell seven basis points, flattening the yield curve somewhat. Economic releases over the two months were certainly stronger than expectations, providing support to the fixed income spread sectors. Within spread sectors, corporate bonds -- both investment grade and high yield -- significantly outperformed comparable maturity Treasury securities as yield spreads continued to tighten from the excessively wide levels reached in the fall of 1998.

              Within the Corporate Bond Portfolio, a gradual composition shift has been underway toward a slightly shorter average maturity and a higher yielding/lower quality posture. Given sustained economic activity in a relatively modest inflation environment, it appears that spread sectors may be in a position to continue outperforming. For this reason, the high-yield bond position is being slightly increased with a slight decrease in duration.

                     Past performance is no guarantee of future results.
---------------------

SUNAMERICA ASSET MANAGEMENT CORP.

[High-Yield Bond Portfolio]

                                                                                                 MERRILL LYNCH HIGH-YIELD MASTER
                                                                 HIGH-YIELD BOND PORTFOLIO                   INDEX(1)
                                                                 -------------------------       -------------------------------
  2/9/93                                                                   10000                              10000
                                                                           10140                              10189
 5/31/93                                                                   10490                              10581
                                                                           10810                              10999
11/30/93                                                                   11120                              11318
                                                                           11540                              11626
 5/31/94                                                                   10884                              11250
                                                                           10760                              11449
11/30/94                                                                   10647                              11376
                                                                           11070                              12028
 5/31/95                                                                   11651                              12870
                                                                           11583                              13196
11/30/95                                                                   11993                              13573
                                                                           12517                              14030
 5/31/96                                                                   12652                              14098
                                                                           12952                              14427
11/30/96                                                                   13775                              15200
                                                                           14349                              15647
 5/31/97                                                                   14388                              15965
                                                                           15202                              16568
11/30/97                                                                   15776                              17115
                                                                           16337                              17535
                                                                           16524                              17607
 5/31/98                                                                   16924                              17969
                                                                           15960                              17379
11/30/98                                                                   15577                              17907
 1/31/99                                                                   15804                              18088


-----------------------------------------------------
 HIGH-YIELD BOND PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99
-----------------------------------------------------

    1-year                                -3.26%
    5-year                                 6.43%
    Since Inception (2/9/93)               7.96%

-----------------------------------------------------



(1)The Merrill Lynch High-Yield Master Index includes publicly placed, nonconvertible, coupon-bearing U.S. domestic debt with a maturity of at least one year. Par amounts of all issues at the beginning and ending of each reporting period must be at least $10,000. Issues included in the index must have a rating that is less than investment grade but not in default.



              There were no major changes in the High-Yield Bond Portfolio over the two-month period ended January 31, 1999. The Portfolio's total return over the period was 1.46%, outperforming the Merrill Lynch High-Yield Master Index return of 1.01%.

              Most of this return was achieved in January as the high-yield market began the year on a strong note. Several of the Portfolio's top ten holdings benefited from major credit-enhancing transactions over the period. Microsoft made equity investments in both NTL Inc. and United International Holdings during January, and Southwestern Bell agreed to acquire Comcast Cellular, which moved Comcast's bonds up to investment grade.

              The average credit rating of the Portfolio remained steady within the B-B1 range, and we expect this to continue throughout 1999. We benefited over the period from an underweighted position in energy and healthcare as both these sectors drastically underperformed. Given the importance of these sectors, we are actively looking to add to our positions at attractive valuations.

                     Past performance is no guarantee of future results.
                                                           ---------------------

MORGAN STANLEY ASSET MANAGEMENT INC.

[Worldwide High Income Portfolio]

                                          WORLD WIDE HIGH       FIRST BOSTON HIGH        JP MORGAN EMBI
                                          INCOME PORTFOLIO        YIELD INDEX(2)            PLUS(3)            BLENDED INDEX(1)
                                          ----------------      -----------------        --------------        ----------------
10/28/94                                       10000                  10000                  10000                  10000
                                                9856                  10342                   8574                   9434
 5/31/95                                       10775                  10992                  10110                  10576
                                               11190                  11268                  10574                  10952
11/30/95                                       11544                  11576                  11164                  11420
                                               12265                  12011                  12176                  12152
 5/31/96                                       12802                  12141                  13360                  12803
                                               13417                  12409                  14638                  13551
11/30/96                                       14645                  12927                  16487                  14684
                                               15467                  13525                  17581                  15513
 5/31/97                                       16024                  13763                  18170                  15912
                                               17114                  14323                  19299                  16681
11/30/97                                       16721                  14709                  18745                  16689
                                               17279                  15095                  19406                  17205
                                               17671                  15213                  19683                  17464
 5/31/98                                       17760                  15450                  19779                  17577
                                               12492                  14532                  14552                  14717
11/30/98                                       14423                  14963                  17766                  16527
 1/31/99                                       14157                  15069                  16338                  15914


-----------------------------------------------------
 WORLDWIDE HIGH INCOME PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99
-----------------------------------------------------

    1-year                               -18.07%
    Since Inception (10/28/94)             8.50%

-----------------------------------------------------


(1)The Blended Index combines 50% of the First Boston High-Yield Index and 50% of the J.P. Morgan Emerging Markets Bond Index Plus.

(2)The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated B or lower.

(3)The J.P. Morgan Emerging Markets Bond Index (EMBI) Plus is a market-weighted index composed of all Brady Bonds outstanding; it includes Argentina, Brazil, Mexico, Nigeria, the Philippines, and Venezuela.



              For the two-month period ended January 31, 1999, the Worldwide High Income Portfolio returned -1.84%, above the -3.71% return for the benchmark, a blend of 50% First Boston High-Yield Index and 50% J.P. Morgan Emerging Markets Bond Index Plus. The Portfolio's performance was adversely affected by an overweighting in emerging markets debt versus high-yield debt, but outperformance within the two asset classes overcame the adverse effects of the asset allocation decision.

              Within the emerging markets debt portion of the Portfolio, performance was enhanced by an underweighting in Brazilian and Venezuelan assets. In addition, overweighted positions in smaller countries that require little external financing aided performance.

              Within the high-yield portion of the Portfolio, performance benefited from favorable mergers and acquisitions activity both in the U.S. and Europe. Additionally, an overweighted position in the telecommunications industry continued to aid performance.

              The Portfolio also benefited from being positioned with a shorter interest rate duration than the benchmark as U.S. interest rates rose over the two-month period.

                     Past performance is no guarantee of future results.
---------------------

SUNAMERICA ASSET MANAGEMENT CORP.

[SunAmerica Balanced Portfolio]

                                             SUNAMERICA                                                        LEHMAN BROTHERS
                                         BALANCED PORTFOLIO      BLENDED INDEX(1)       S&P 500 INDEX(2)      AGGREGATE INDEX(3)
                                         ------------------      ----------------       ----------------      ------------------
  6/3/96                                       10000                  10000                  10000                  10000
 8/31/96                                        9880                   9954                   9797                  10144
11/30/96                                       11130                  11076                  11438                  10730
 2/28/97                                       11650                  11380                  12005                  10690
 5/31/97                                       12003                  11939                  12942                  10833
 8/31/97                                       12928                  12515                  13780                  11162
11/30/97                                       13521                  13146                  14701                  11544
                                               13823                  13468                  15120                  11810
 2/28/98                                       14577                  14005                  16210                  11881
 5/31/98                                       15173                  14452                  16916                  12016
 8/31/98                                       13927                  13671                  14897                  12341
11/30/98                                       16200                  15419                  18180                  12634
 1/31/99                                       17892                  16342                  20031                  12762


-----------------------------------------------------
 SUNAMERICA BALANCED PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99
-----------------------------------------------------

    1-year                                29.44%
    Since Inception (6/3/96)              24.39%

-----------------------------------------------------


(1)The Blended Index consists of 55% S&P 500 Index, 35% Lehman Brothers Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(2)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3)The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market--70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.



              The SunAmerica Balanced Portfolio continued its outperformance during the two-month period ended January 31, 1999. For the two months, the Portfolio was up 10.44%, well ahead of the blended benchmark (55% S&P 500, 35% Lehman Brothers Aggregate Index, and 10% Treasury bills), which returned 5.99%.

              The Portfolio continues to benefit from our investment theme of quality and growth. During the period, we increased our exposure to select healthcare and technology positions. As we look to the remainder of 1999, our strategy is to continue to find companies with above-average revenue and earnings growth. Recently we have been increasing our weighting in the telecommunications and media sectors as we believe these two industries will benefit from synergistic opportunities in 1999. We also continue to follow the strength of the U.S. consumer -- a strong contributor to the economy during the fourth quarter -- and have increased our financial weighting in companies with strong earnings from credit card exposure.

              We continue to believe that we remain in a moderate growth, low inflationary environment. A solid economic backdrop, liquidity, and moderate corporate earnings growth will continue to be the driving force of the market and higher prices are ahead. Volatility, however, will continue. The dynamics of this period continue to change, but the basic underpinnings of this market remain intact.

              The top five equity holdings in the Portfolio at the end of the January were Microsoft Corp., Intel Corp., International Business Machines Corp., AT&T Corp., and Cisco Systems Inc.

                     Past performance is no guarantee of future results.
                                                           ---------------------

MFS INVESTMENT MANAGEMENT

[MFS Total Return Portfolio]

                                          MFS TOTAL RETURN                              LEHMAN BROTHERS
                                             PORTFOLIO           BLENDED INDEX(1)     AGGREGATE INDEX (2)     S&P 500 INDEX (3)
                                          ----------------       ----------------     -------------------     -----------------
10/28/94                                       10000                  10000                  10000                  10000
                                               10509                  10422                  10490                  10423
 5/31/95                                       11112                  11239                  11116                  11489
                                               11755                  11692                  11307                  12176
11/30/95                                       12539                  12403                  11739                  13199
                                               12965                  12863                  11773                  14041
 5/31/96                                       13059                  13171                  11602                  14755
                                               12776                  13110                  11769                  14455
11/30/96                                       14262                  14588                  12449                  16877
                                               14409                  14968                  12403                  17714
 5/31/97                                       14874                  15724                  12568                  19096
                                               15543                  16483                  12950                  20333
11/30/97                                       16191                  17315                  13394                  21691
                                               16411                  17740                  13702                  22309
                                               17069                  18446                  13691                  23918
 5/31/98                                       17658                  19035                  13940                  24950
                                               16196                  18006                  14316                  21982
11/30/98                                       18384                  20308                  14659                  26825
 1/31/99                                       19465                  21524                  14807                  29556


-----------------------------------------------------
 MFS TOTAL RETURN PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99
-----------------------------------------------------

    1-year                                18.61%
    Since Inception (10/28/94)            16.91%

-----------------------------------------------------


(1)The Blended Index consists of 35% Lehman Brothers Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.


(2)The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.


(3)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.


              For the two months ended January 31, 1999, the MFS Total Return Portfolio gained 5.88% -- a return comparable to the blended benchmark (55% S&P 500, 35% Lehman Brothers Aggregate Bond Index, and 10% Treasury bills), which advanced 5.99%.

              The primary objective of the Portfolio is to seek above-average income (compared to a Portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide reasonable opportunity for growth of capital and income.

              As was the case in 1998, growth stocks outperformed value stocks during the period. We believe, however, that valuations are too rich in many of the growth sectors and are patiently awaiting value to be recognized in sectors other than technology.

              As we look forward to 1999, we will seek to add to our equity positions when valuations become more reasonable. We will maintain our discipline in an effort to produce consistent returns with low volatility.

                     Past performance is no guarantee of future results.
---------------------

GOLDMAN SACHS ASSET MANAGEMENT

[Asset Allocation Portfolio]

                                          ASSET ALLOCATION                              LEHMAN BROTHERS
                                             PORTFOLIO           BLENDED INDEX(1)      AGGREGATE INDEX(2)      S&P 500 INDEX(3)
                                          ----------------       ----------------      ------------------      ----------------
  7/1/93                                       10000                  10000                  10000                  10000
                                               10250                  10071                  10231                   9959
11/30/93                                       10360                  10082                  10209                   9991
                                               10800                  10197                  10222                  10173
 5/31/94                                       10522                   9971                   9888                  10015
                                               10955                  10340                  10075                  10504
11/30/94                                       10391                  10027                   9896                  10097
                                               11177                  10724                  10404                  10922
 5/31/95                                       11961                  11637                  11024                  12039
                                               12620                  12134                  11215                  12759
11/30/95                                       13103                  12932                  11643                  13831
                                               13700                  13439                  11677                  14713
 5/31/96                                       14055                  13766                  11507                  15461
                                               14033                  13680                  11673                  15147
11/30/96                                       15759                  15362                  12347                  17684
                                               16617                  15797                  12303                  18561
 5/31/97                                       17573                  16623                  12468                  20010
                                               19043                  17481                  12849                  21306
11/30/97                                       19221                  18431                  13287                  22729
                                               19447                  18916                  13593                  23377
                                               20490                  19729                  13582                  25062
 5/31/98                                       20584                  20394                  13829                  26154
                                               18007                  19174                  14204                  23033
11/30/98                                       19769                  21840                  14541                  28108
 1/31/99                                       20063                  23253                  14689                  30970


--------------------------------------------------------------------

  ASSET ALLOCATION PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                         3.17%
      5-year                                        13.19%
      Since Inception (7/1/93)                      13.27%

-------------------------------------------------------------------

(1)The Blended index consists of 40% Lehman Brothers Aggregate Index and 60% S&P 500 Index.

(2)The Lehman Brothers Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market--70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

(3)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.



              The Asset Allocation Portfolio returned 1.49% during the reporting period, underperforming its blended benchmark of the S&P 500 Index (60%) and the Lehman Brothers Aggregate Index (40%), which returned 6.47%. The Portfolio's underperformance stemmed primarily from the equity portion of the Portfolio's value discipline.

              Our value discipline has allowed us to exploit market anomalies and invest in companies that sell at a substantial discount to the market and to their respective industries. However, during the two-month reporting period, growth-oriented stocks outperformed their value-oriented counterparts, with the S&P 500/BARRA Growth Index returning 14.15% -- nearly ten percentage points higher than the S&P 500/BARRA Value Index return of 5.48%. We continue to believe that when, over the course of a multi-year investment horizon, short-term issues are resolved, cycles turn, or corporate actions become evident -- and acknowledged by the broader Wall Street community -- our value investments will generate solid returns for our shareholders.

              As of January 31, 1999, the allocation of the Portfolio stood at an overweighted position in stocks at 60%, an underweighted position in bonds at 30%, and a 10% allocation to cash and cash equivalents. The overall allocation of the Portfolio is more aggressive than was the allocation at the beginning of the reporting period, which stood at 53% for stocks, 32% for bonds and 15% for cash and cash equivalents.

                     Past performance is no guarantee of future results.
                                                           ---------------------

FEDERATED INVESTORS

[Utility Portfolio]

                                                    UTILITY PORTFOLIO           S&P 500 INDEX (1)           BLENDED INDEX(2)
                                                    -----------------           -----------------           ----------------
  6/3/96                                                   10000                       10000                       10000
 8/31/96                                                    9850                        9797                       10138
11/30/96                                                   10750                       11438                       11067
 2/28/97                                                   11240                       12005                       11811
 5/31/97                                                   11541                       12942                       11873
 8/31/97                                                   11672                       13780                       12054
11/30/97                                                   13035                       14701                       14732
                                                           13510                       15120                       15613
 2/28/98                                                   13772                       16210                       16054
 5/31/98                                                   14156                       16916                       16768
 8/31/98                                                   13476                       14897                       16421
11/30/98                                                   15118                       18180                       19742
 1/31/99                                                   15233                       20031                       23039


--------------------------------------------------------------------

  UTILITY PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        12.75%
      Since Inception (6/3/96)                      17.10%

-------------------------------------------------------------------



(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2)The Blended Index is comprised of 35% S&P Utility Index and 65% for the S&P Communications Service Index, on a market capitalization weighted basis. the S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries. The S&P Communications Service Index is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and
600. Created in July of 1996, the S&P Communications Service Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).



              The stock market rebounded sharply during the two-month period ended January 31, 1999, with the S&P 500 returning 10.18%. The market environment appeared to become speculative, with a mania over Internet stocks -- an environment in which a conservative, value-oriented fund like the Utility Portfolio will naturally trail. The Portfolio returned 0.76% during the period.

              By sector, the S&P Electric Index fell 2.8%, Natural Gas rose 5.2%, and Communications rose 23.1%. Our current strategy is to emphasize 1) companies that generate strong cash flow above their capital spending and dividend requirements and 2) stocks with high dividend yields. Our favorite sectors are electric and gas utilities and Real Estate Investment Trusts (REITs).

              Cash flow at electric companies is at record levels, and many companies are repurchasing their own stock. Industry deregulation is leading to consolidation and takeovers. Natural gas companies have irreplaceable assets, with gas demand rising and supply constrained. Telecommunications stocks have benefited from surging demand for high-margin services (such as voice mail and caller identification features) and growth in Internet usage, but we are concerned about the sharp run-up in these stocks and their historically high valuations.

              Among non-utilities, REITs (7% of the Portfolio) seem exceptionally attractive. They trailed the S&P 500 return by 45% in 1998 and are extremely undervalued.

                     Past performance is no guarantee of future results.
---------------------

ALLIANCE CAPITAL MANAGEMENT L.P.

[Growth-Income Portfolio]

                                                                  GROWTH-INCOME PORTFOLIO               S&P 500 INDEX (1)
                                                                  -----------------------               -----------------
  2/9/93                                                                   10000                              10000
                                                                            9970                               9915
 5/31/93                                                                   10190                              10144
                                                                           10630                              10517
11/30/93                                                                   10610                              10551
                                                                           10730                              10743
 5/31/94                                                                   10618                              10576
                                                                           10959                              11092
11/30/94                                                                   10377                              10663
                                                                           11230                              11533
 5/31/95                                                                   12141                              12713
                                                                           12921                              13473
11/30/95                                                                   13894                              14606
                                                                           14775                              15537
 5/31/96                                                                   15356                              16327
                                                                           14966                              15995
11/30/96                                                                   17703                              18675
                                                                           18660                              19601
 5/31/97                                                                   20244                              21130
                                                                           21871                              22500
11/30/97                                                                   23032                              24002
                                                                           23685                              24686
                                                                           25566                              26466
 5/31/98                                                                   26676                              27618
                                                                           22910                              24323
11/30/98                                                                   28078                              29683
 1/31/99                                                                   32308                              32705


--------------------------------------------------------------------

  GROWTH-INCOME PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        36.41%
      5-year                                        23.87%
      Since Inception (2/9/93)                      21.67%

-------------------------------------------------------------------



(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.



              The Growth-Income Portfolio posted a 15.06% gain for the two-month period ended January 31, 1999, outdistancing the S&P 500's 10.18% return.

              The outperformance was due to an overweighting in the technology sector and to strong stock selection in technology (Dell Computer, Microsoft, Cisco Systems), in healthcare (Pfizer, Genzyme), in consumer services (Telecommunications TCI, Carnival Corp.), in financials (Citigroup, Chase Manhattan, Morgan Stanley Dean Witter), and in retail (Kohls).

              Sector weightings did not change dramatically during the period, with the largest exposures in technology (26.8%), finance (16.6%), consumer services (12.1%), and consumer staples (9.0%).

              The top ten holdings as of January 31 were: Microsoft (4.9%), General Electric (3.9%), Cisco Systems (2.8%), Intel (2.7%), Walmart (2.7%), Dell Computer (2.7%), Citigroup (2.5%), Pfizer (2.4%), Bristol Myers Squibb (2.3%), and Bank America (2.2%).

                     Past performance is no guarantee of future results.
                                                           ---------------------

FEDERAL INVESTORS

[Federated Value Portfolio]

                                                                 FEDERATED VALUE PORTFOLIO              S&P 500 INDEX (1)
                                                                 -------------------------              -----------------
  6/3/96                                                                  10000.00                           10000.00
 8/31/96                                                                   9620.00                            9797.00
11/30/96                                                                  11080.00                           11438.00
 2/28/97                                                                  11540.00                           12005.00
 5/31/97                                                                  12369.00                           12942.00
 8/31/97                                                                  13141.00                           13780.00
11/30/97                                                                  13933.00                           14701.00
                                                                          14193.00                           15120.00
 2/28/98                                                                  15186.00                           16210.00
 5/31/98                                                                  16164.00                           16916.00
 8/31/98                                                                  13590.00                           14697.00
11/30/98                                                                  16472.00                           18180.00
 1/31/99                                                                  17046.00                           20031.00


--------------------------------------------------------------------

  FEDERATED VALUE PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        20.10%
      Since Inception (6/3/96)                      22.15%

-------------------------------------------------------------------



(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.




              For the two-month period ended January 31, 1999, the Federated Value Portfolio provided a total return of 3.49% versus 10.18% for the S&P 500 benchmark. The two-month period was narrow in terms of market participation as returns were dominated by technology (up 33%) and communications services (up 23%). The average stock in the S&P 500, as measured by the equal-weighted S&P 500, returned only 3.65%. Value stocks struggled for the period, as witnessed by the Russell 1000 Value Index's 4.23% return.

              The Portfolio's performance was negatively impacted by our significant underweightings in both technology and communication services stocks. The Portfolio was also negatively impacted by our overweighted positions in the poorly performing basic materials and energy sectors. The top five stocks adding to performance for the period were Sun Microsystems, Inc., First Data Corp., Electronic Data Systems Corp., AT&T Corp., and Oxford Health Plans, Inc. The bottom five in terms of detracting from performance were Toys "R" Us, Philip Morris Cos., Inc., Archer-Daniels-Midland Co., Boeing Co., and Dillards, Inc.

              As we begin 1999, the markets are faced with numerous challenges. At a P/E ratio nearing 30 times, a price-to-book above eight times and a dividend yield of 1.3%, the S&P 500 is in uncharted valuation territory for this point in any business cycle. Indeed, it appears that speculation has worked its way into the market. In this type of environment, we believe that our value disciplines -- identifying leading companies which are temporarily out of favor and appear inexpensive relative to the market as well as to their expected growth -- will provide a more reasonable ride as rationality works its way back into the market.

                     Past performance is no guarantee of future results.
---------------------

DAVIS SELECTED ADVISERS, L.P.

[Venture Value Portfolio]

                                                                  VENTURE VALUE PORTFOLIO                S&P 500 INDEX(1)
                                                                  -----------------------                ----------------
10/28/94                                                                  10000.00                           10000.00
                                                                          10684.00                           10423.00
 5/31/95                                                                  11678.00                           11489.00
                                                                          12952.00                           12176.00
11/30/95                                                                  13514.00                           13199.00
                                                                          14113.00                           14041.00
 5/31/96                                                                  14623.00                           14755.00
                                                                          14572.00                           14455.00
11/30/96                                                                  17221.00                           16877.00
                                                                          18148.00                           17714.00
 5/31/97                                                                  19369.00                           19096.00
                                                                          21344.00                           20330.00
11/30/97                                                                  22322.00                           21691.00
                                                                          22457.00                           22309.00
                                                                          23912.00                           23918.00
 5/31/98                                                                  24577.00                           24959.00
                                                                          20499.00                           21982.00
11/30/98                                                                  24857.00                           26825.00
 1/31/99                                                                  26234.00                           29556.00


--------------------------------------------------------------------

  VENTURE VALUE PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        16.82%
      Since Inception (10/28/94)                    25.39%

-------------------------------------------------------------------



(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.



              The Venture Value Portfolio delivered a total return of 5.54% for the two months ended January 31, 1999, compared to the S&P 500 benchmark return of 10.18%, an underperformance reflecting the market's bias for growth-oriented stocks during the period.

              The market's volatility over the past year has been a test of conviction. The conviction is to resist selling great companies, and rather to buy more shares, when the markets are in chaos. We believe the recent market declines -- however painful -- represent opportunities to buy our favorite stocks at much better prices. We continue to take advantage of market downturns by upgrading the quality of the Portfolio and sticking with large weightings in our favorite companies that are selling at well-below-market multiples despite their strong prospects for long-term earnings growth.

              The major industries in which the Venture Value Portfolio invests are financials, technology, and consumer products. Hewlett Packard, American Express, Wells Fargo & Company, and McDonald's are among the top holdings. We have added to one of the Portfolio's top holdings -- American Express -- throughout the year, particularly when the stock came under short-term pressure. We expect this financial growth company, with a brand recognized worldwide, to benefit from the long-term trend of Baby Boomers saving for retirement. Although American Express benefits from the U.S.
              consumer's propensity to pay with plastic, it makes its money from membership fees and transaction charges rather than through risky lending.

              Hewlett Packard is the largest technology holding in the Portfolio. Hewlett Packard allows us to participate in the growth of the technology sector through a dominant industry leader that has diversified lines of business but does not possess the high P/E risk of today's "go-go" growth stocks.

                     Past performance is no guarantee of future results.
                                                           ---------------------

SUNAMERICA ASSET MANAGEMENT CORP.

[DOGS OF WALL STREET PORTFOLIO PERFORMANCE GRAPH]

                                                                   'DOGS' OF WALL STREET                 S&P 500 INDEX(1)
                                                                   ---------------------                 ----------------
  4/1/98                                                                   10000                              10000
 4/30/98                                                                    9840                              10101
 5/31/98                                                                    9740                               9927
 6/30/98                                                                    9700                              10330
 7/31/98                                                                    9500                              10221
 8/31/98                                                                    8400                               8743
 9/30/98                                                                    8790                               9303
10/31/98                                                                    9410                              10060
11/30/98                                                                    9810                              10669
12/31/98                                                                    9940                              11284
 1/31/99                                                                    9600                              11755


--------------------------------------------------------------------

  "DOGS" OF WALL STREET PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99*

--------------------------------------------------------------------

      Since Inception (4/1/98)                       -4.00%

-------------------------------------------------------------------


(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.



              For the two-month period ended January 31, 1999, the "Dogs" of Wall Street Portfolio had a total return of -2.14%, underperforming the S&P 500 benchmark return of 10.18%. The Portfolio's emphasis on value-style stocks -- which were outperformed by growth -- accounted for much of the difference.

              Value investing continues to be a challenge in the current market environment. In fact, at the end of January 1999, the 50 largest stocks in the S&P 500 by capitalization had an average multiple of 29 and accounted for 55% of the total capitalization of the index. The remaining 450 had an average multiple of 20 and accounted for 45% of the index's total capitalization.

              We continue to believe that value names are an excellent way to invest and that the fundamentals for many of these companies are strong and improving. The Portfolio's top holdings as of the end of January 1999 were General Motors Corp., Kellogg Co., Cooper Tire & Rubber Inc., ALLTEL Corp., and Minnesota Mining & Manufacturing Co.

                     Past performance is no guarantee of future results.
---------------------

PUTNAM INVESTMENTS

[PUTNAM GROWTH PORTFOLIO]

                                                                               RUSSELL 1000 GROWTH
                                                 PUTNAM GROWTH PORTFOLIO            INDEX(1)                S&P 500 INDEX(2)
                                                 -----------------------       -------------------          ----------------
  2/9/93                                                10000.00                    10000.00                    10000.00
                                                         9910.00                     9830.00                     9915.00
 5/31/93                                                 9810.00                     9956.00                    10144.00
                                                        10190.00                    10085.00                    10517.00
11/30/93                                                10040.00                    10220.00                    10551.00
                                                        10480.00                    10443.00                    10743.00
 5/31/94                                                10039.00                    10137.00                    10576.00
                                                        10499.00                    10742.00                    11092.00
11/30/94                                                10059.00                    10497.00                    10663.00
                                                        10399.00                    11358.00                    11533.00
 5/31/95                                                11227.00                    12363.00                    12713.00
                                                        12721.00                    13389.00                    13473.00
11/30/95                                                13143.00                    14561.00                    14606.00
                                                        13323.00                    15410.00                    15537.00
 5/31/96                                                14236.00                    16388.00                    16327.00
                                                        13614.00                    15848.00                    15995.00
11/30/96                                                15761.00                    18388.00                    18675.00
                                                        16143.00                    19161.00                    19601.00
 5/31/97                                                16926.00                    20723.00                    21130.00
                                                        18358.00                    22085.00                    22500.00
11/30/97                                                19862.00                    23262.00                    24002.00
                                                        20307.00                    24226.00                    24688.00
                                                        21967.00                    26048.00                    26466.00
 5/31/98                                                22969.00                    26681.00                    27618.00
                                                        20223.00                    23905.00                    24323.00
11/30/98                                                24343.00                    29927.00                    29683.00
 1/31/99                                                28341.00                    34542.00                    32705.00


--------------------------------------------------------------------

  PUTNAM GROWTH PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        39.56%
      5-year                                        21.67%
      Since Inception (2/9/93)                      19.04%

-------------------------------------------------------------------


(1)The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

(2)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.




              For the two months ended January 31, 1999, the Putnam Growth Portfolio gained 16.43%, outperforming the S&P 500 Index return of 10.18%, as well as the Russell 1000 Growth Index return of 15.42%. During the period, we witnessed a continuation of the overall five-year trend of large-company stocks outperforming small-company stocks and growth stocks outperforming value.

              During the period, the Portfolio benefited from an overweighting in the top-performing technology and consumer cyclical sectors as well as from solid stock selection in consumer cyclicals and capital goods. It also benefited from an underweighting in the two worst performers: energy and basic industrials. While the Portfolio outperformed the index for both months, January's performance was hindered by an overweighting in the lagging healthcare sector and by weak stock selection in healthcare and financials.

              Looking ahead, the Portfolio remains overweighted in consumer stocks (primarily retail) and in selected technology and healthcare areas. Sectors in which earnings growth is less evident and in which the Portfolio is underweighted include energy, basic industry, and utilities. Given the unsettled nature of the global economy, the market will likely remain volatile going forward. However, low inflation and recent declines in interest rates may serve as the foundation for domestic stability, helping to maintain investor confidence and nurture growth. In this environment, we are maintaining our disciplined approach to stock selection, which we believe will result in superior returns over time.

                     Past performance is no guarantee of future results.
                                                           ---------------------

MFS INVESTMENT MANAGEMENT

[MFS GROWTH AND INCOME PORTFOLIO]

                                                                   MFS GROWTH AND INCOME                 S&P 500 INDEX(1)
                                                                   ---------------------                 ----------------
  2/9/93                                                                  10000.00                           10000.00
                                                                           9970.00                            9915.00
 5/31/93                                                                  10420.00                           10144.00
                                                                          10550.00                           10517.00
11/30/93                                                                  10780.00                           10551.00
                                                                          11210.00                           10743.00
 5/31/94                                                                  10437.00                           10576.00
                                                                          10477.00                           11092.00
11/30/94                                                                  10065.00                           10663.00
                                                                          10537.00                           11533.00
 5/31/95                                                                  11433.00                           12713.00
                                                                          12594.00                           13473.00
11/30/95                                                                  13378.00                           14606.00
                                                                          13846.00                           15537.00
 5/31/96                                                                  14496.00                           16327.00
                                                                          14177.00                           15995.00
11/30/96                                                                  15839.00                           18675.00
                                                                          15850.00                           19601.00
 5/31/97                                                                  16944.00                           21130.00
                                                                          17916.00                           22500.00
11/30/97                                                                  18973.00                           24002.00
 1/31/98                                                                  19131.00                           24686.00
                                                                          20370.00                           26466.00
 5/31/98                                                                  21379.00                           27618.00
                                                                          18644.00                           24323.00
11/30/98                                                                  22353.00                           29683.00
 1/31/99                                                                  24694.00                           32705.00


--------------------------------------------------------------------

  MFS GROWTH AND INCOME PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        29.08%
      5-year                                        16.99%
      Since Inception (2/9/93)                      16.32%

-------------------------------------------------------------------



(1)The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.



              The MFS Growth and Income Portfolio was up 10.47% for the two-month period, slightly ahead of the S&P 500's 10.18% return.

              The objective of the MFS Growth and Income Portfolio is to seek reasonable current income and long-term growth of capital and income by normally investing in equity securities. The Portfolio's goal is to outperform the S&P 500 by selecting stocks which offer above-average, sustainable earnings growth at a reasonable price and to achieve market or below-market volatility.

              MFS employs an active, research-driven approach to investing in large capitalization, "blue chip" U.S. stocks. We believe that our research-focused investment discipline has helped us in discerning which companies' earnings are intact and growing consistently. Looking ahead, we are predicting slower earnings growth for domestic equities in 1999, as well as low inflation and low interest rates. The environment dictates that we pay close attention to earnings consistency and reliability, so we do not intend to modify our fundamental method for selecting stocks. Our discipline and our research focus have proved to be sound, and we believe our approach will continue to work in the future.

              As of January 31, 1999, the Portfolio's top sector weightings were financial services (17%), healthcare (14%), technology (13%), consumer staples (10%) and utilities (9%).

                     Past performance is no guarantee of future results.
---------------------

ALLIANCE CAPITAL MANAGEMENT L.P.

[ALLIANCE GROWTH PORTFOLIO GRAPH]

                                                                 ALLIANCE GROWTH PORTFOLIO         RUSSELL 1000 GROWTH INDEX(1)
                                                                 -------------------------         ----------------------------
  2/9/93                                                                  10000.00                           10000.00
                                                                           9870.00                            9830.00
 5/31/93                                                                  10160.00                            9956.00
                                                                          10640.00                           10085.00
11/30/93                                                                  10920.00                           10220.00
                                                                          11160.00                           10443.00
 5/31/94                                                                  10726.00                           10137.00
                                                                          11276.00                           10742.00
11/30/94                                                                  10818.00                           10497.00
                                                                          11540.00                           11358.00
 5/31/95                                                                  13130.00                           12363.00
                                                                          15068.00                           13389.00
11/30/95                                                                  16109.00                           14561.00
                                                                          16841.00                           15410.00
 5/31/96                                                                  17742.00                           16388.00
                                                                          16696.00                           15848.00
11/30/96                                                                  20628.00                           18388.00
                                                                          21288.00                           19161.00
 5/31/97                                                                  23429.00                           20723.00
                                                                          25672.00                           22085.00
11/30/97                                                                  26362.00                           23262.00
 1/31/98                                                                  27939.00                           24226.00
                                                                          31024.00                           26048.00
 5/31/98                                                                  32649.00                           26681.00
                                                                          28854.00                           23905.00
11/30/98                                                                  35831.00                           29927.00
 1/31/99                                                                  45057.00                           34542.00


--------------------------------------------------------------------

  ALLIANCE GROWTH PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        61.27%
      5-year                                        31.13%
      Since Inception (2/9/93)                      28.64%

-------------------------------------------------------------------


(1)The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.



              The Alliance Growth Portfolio outperformed the Russell 1000 Growth Index during the two-month period ended January 31, 1999, with a 25.75% return versus the benchmark's return of 15.42%. The outperformance was due both to overweightings in the technology and retail sectors and to strong stock selection. America Online, Tyco International, MBNA, HBO & Company, Pfizer, Dayton Hudson, Dell Computer, Nokia, Cisco Systems, EMC Corp., and Airtouch all significantly outperformed.

              Sector allocations did not change dramatically during the period. The largest sector exposures at the period's end continued to be technology (42.8%), consumer services (16.5%), finance (15.4%), and healthcare (14.0%). The top ten positions at January 30, 1999, were Nokia (6.8%), Dell Computer(6.3%), Airtouch (6.3%), Home Depot (4.9%), Cisco Systems (4.7%), Tyco International (4.6%), Intel (4.4%), EMC Corp. (3.8%), MBNA (3.5%), and Pfizer(3.2%).

                     Past performance is no guarantee of future results.
                                                           ---------------------

ALLIANCE CAPITAL MANAGEMENT L.P.

[GLOBAL EQUITIES PORTFOLIO GRAPH]

                                                                 GLOBAL EQUITIES PORTFOLIO             MSCI WORLD INDEX (1)
                                                                 -------------------------             --------------------
  2/9/93                                                                  10000.00                           10000.00
                                                                           9970.00                           10110.00
 5/31/93                                                                  10670.00                           11446.00
                                                                          11260.00                           12102.00
11/30/93                                                                  10990.00                           11497.00
                                                                          12090.00                           12694.00
 5/31/94                                                                  11976.00                           12561.00
                                                                          12409.00                           13156.00
11/30/94                                                                  11755.00                           12610.00
                                                                          11614.00                           12732.00
 5/31/95                                                                  12649.00                           13935.00
                                                                          13054.00                           14310.00
11/30/95                                                                  13574.00                           15006.00
                                                                          14374.00                           15829.00
 5/31/96                                                                  15078.00                           16492.00
                                                                          14648.00                           16182.00
11/30/96                                                                  16046.00                           17891.00
                                                                          16325.00                           18031.00
 5/31/97                                                                  17599.00                           19390.00
                                                                          18191.00                           19879.00
11/30/97                                                                  18180.00                           20218.00
                                                                          18680.00                           21039.00
                                                                          20205.00                           22466.00
 5/31/98                                                                  21489.00                           23357.00
                                                                          17916.00                           20699.00
11/30/98                                                                  20968.00                           24348.00
 1/31/99                                                                  23090.00                           26103.00


--------------------------------------------------------------------

  GLOBAL EQUITIES PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        23.61%
      5-year                                        13.42%
      Since Inception (2/9/93)                      15.03%

-------------------------------------------------------------------


(1)The MSCI World Index is one of the Morgan Stanley Capital International indexes and measures stock market performance in the U.S., Europe, Canada, Australia, New Zealand, the Far East and emerging markets.



              The rally in global equities continued into the 1998 year-end and start of 1999. For the two-month period ended January 31, 1999, global equities, as measured by the MSCI World Index (with net dividends reinvested), rose 7.21% in U.S. dollar-terms. The return of the Global Equities Portfolio during the same period was 10.12%. The Portfolio's superior return was the result of strong performance by key technology and financial holdings, and an underweighted exposure to Japan, which continued to lag the recovery in global equities.

              Nothing has happened to change our view that markets are generally full value and subject to ongoing shocks in terms of corporate earnings, news announcements, and potential economic disruptions emanating from emerging markets. As expected, volatility has been more two-way this year, with markets moving up and down in almost equal measure every two days or so. The intense sensitivity investors continue to exhibit to pieces of news suggests that any stock at any given point in time could rise or fall 20% in value on just the smallest rumor or change in expectations. As such, our focus on buying and selling stocks remains highly price sensitive.

              Regional exposures within the Portfolio have changed little. Assets are now distributed much closer to benchmark levels than last year as we see little to differentiate between opportunities around the world. Despite sustained domestic growth in the U.S., high valuations and apparent economic imbalances leave us cautious on the direction of the market even though many businesses in which we continue to invest still show "best-in-class" returns. Japan offers long-term value but restructuring and policy adjustments are needed. Asia looks intriguing on a medium-term view and, with prices pulling back somewhat, we have become more interested in increasing our exposure. We are focusing on Singapore and Australia at the present time.

              Europe looks set to have divergent experiences, with Continental markets exhibiting weakness near-term and U.K. stocks offering tremendous value on domestically geared stocks that should respond to the Bank of England's more aggressive easing plans.

                     Past performance is no guarantee of future results.
---------------------

PUTNAM INVESTMENTS

[INTERNATIONAL GROWTH AND INCOME PORTFOLIO GRAPH]

                                                                  INTERNATIONAL GROWTH AND
                                                                      INCOME PORTFOLIO                  MSCI EAFE INDEX(1)
                                                                  ------------------------              ------------------
  6/2/97                                                                   10000                              10000
 6/30/97                                                                   10360                              10554
 8/31/97                                                                   10160                               9928
11/30/97                                                                   10410                               9586
                                                                           10620                              10117
 2/28/98                                                                   11478                              10769
 5/31/98                                                                   12436                              11141
 8/31/98                                                                   10298                               9941
11/30/98                                                                   11407                              11195
 1/31/99                                                                   11813                              11607


--------------------------------------------------------------------

  INTERNATIONAL GROWTH AND INCOME PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        11.23%
      Since Inception (6/2/97)                      10.50%

-------------------------------------------------------------------


(1)The Morgan Stanley Capital International Europe, Australia, and Far East
(EAFE) Index represents the foreign stocks of 19 countries in Europe, Australia and the Far East.



              The International Growth and Income Portfolio increased 3.56% for the two-month period ended January 31, 1999, on par with the Morgan Stanley EAFE Index, which gained 3.68%. International equities enjoyed robust gains in December, continuing the powerful rally that began in late September. However, the strong recovery paused in January as MSCI EAFE slipped 0.30% in U.S. dollar terms.

              As we have done for some time, we concentrated on European equities and underweighted Asian markets. Many of the Portfolio's top performers were found in Continental Europe including the French-based STMicroelectronics (up 64%), whose two key markets -- hand-held telephones and specialty electronic devices -- were particularly strong amid an overall upswing in the technology sector. Another impressive performer was Deutsche Telecom (up 60%), which shifted strategy and aggressively cut prices to maintain market share in both fixed and mobile telephone markets. The company also benefited from the improved regulatory environment created by the new German government. Another French company enjoying big gains was Vivendi (up 31%), a water utilities/cellular telephone operator/media conglomerate, which continues to improve market share among its core businesses while divesting itself of non-core operations.

              Looking forward, we continue to upgrade the overall quality of the Portfolio to minimize volatility. For example, we added to a position in Diageo as its management reorganizes the company's product line to optimize profitability and cash flow. At the same time, we believe the company's stock is trading at a substantial discount to its food and beverage peers.

                     Past performance is no guarantee of future results.
                                                           ---------------------

MORGAN STANLEY ASSET MANAGEMENT INC.

[INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO GRAPH]

                                                                 INTERNATIONAL DIVERSIFIED
                                                                     EQUITIES PORTFOLIO                MSCI EAFE INDEX (1)
                                                                 -------------------------             -------------------
10/28/94                                                                  10000.00                           10000.00
                                                                           9073.00                            9194.00
 5/31/95                                                                   9759.00                           10022.00
                                                                          10021.00                           10067.00
11/30/95                                                                  10233.00                           10275.00
                                                                          10925.00                           10775.00
 5/31/96                                                                  11411.00                           11123.00
                                                                          10905.00                           10690.00
11/30/96                                                                  11752.00                           11513.00
                                                                          11463.00                           11959.00
 5/31/97                                                                  12342.00                           12850.00
                                                                          12359.00                           12767.00
11/30/97                                                                  12165.00                           12328.00
                                                                          12895.00                           13011.00
                                                                          13626.00                           13849.00
 5/31/98                                                                  14574.00                           14327.00
                                                                          13410.00                           12785.00
11/30/98                                                                  14395.00                           14396.00
 1/31/99                                                                  14630.00                           14927.00



--------------------------------------------------------------------

  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        13.45%
      Since Inception (10/28/94)                     9.34%

-------------------------------------------------------------------



(1)The Morgan Stanley Capital International Europe, Australia, and Far East
(EAFE) Index represents the foreign stocks of 19 countries in Europe, Australia and the Far East.




              For the two-month period, the International Diversified Equities Portfolio lagged the MSCI EAFE Index by a 1.63% to 3.69% margin. During this period, country allocation decisions to overweight Italy, Portugal, and Spain and our underweighted allocation to the Netherlands enhanced returns. Our underweighted allocations to the smaller European markets of Finland and Belgium and overweighted positions in Hong Kong and Singapore detracted from results.

              In Japan, we moved from an underweighted allocation -- roughly 75% of the benchmark weight -- to neutral in January. This more positive outlook on Japan is based on the increasing likelihood of a tax cut, meaningful progress on cleaning up the bank sector, and signs that the economy is starting to bottom out. Importantly, stocks are attractively valued, particularly on a relative basis.

              Asia looks relatively attractive as the region has already experienced a severe recession, deflation, and a secular bear market. Although we cannot identify the beginnings of an economic recovery, currencies have strengthened, interest rates have fallen, and corporate cost cutting is accelerating.

              By contrast, Europe is just beginning to be affected by the deflationary malaise. European economies are showing signs of slowing as 1999 GDP growth estimates have fallen from over 3% to 1.5%, export growth is collapsing, and price indexes are falling. Analysts' expectations for 1999 earnings in Europe are still 15%. We at Morgan Stanley, however, are less optimistic and believe there is a good chance corporate earnings in Europe could be flat to down this year.

                     Past performance is no guarantee of future results.
---------------------

DAVIS SELECTED ADVISERS, L.P.

[REAL ESTATE PORTFOLIO GRAPH]

                                                                   REAL ESTATE PORTFOLIO           MORGAN STANLEY REIT INDEX(1)
                                                                   ---------------------           ----------------------------
  6/2/97                                                                   10000                              10000
 6/30/97                                                                   10470                              10529
 8/31/97                                                                   10710                              10741
11/30/97                                                                   11530                              11608
                                                                           11651                              11701
 2/28/98                                                                   11539                              11513
 5/31/98                                                                   11315                              11270
 8/31/98                                                                    9479                               9488
11/30/98                                                                   10027                              10044
 1/31/99                                                                    9753                               9600


--------------------------------------------------------------------

  REAL ESTATE PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                       -16.29%
      Since Inception (6/2/97)                      -1.49%

-------------------------------------------------------------------


(1)The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.



              The Real Estate Portfolio delivered a total return of -2.73% for the two-month period from December 1, 1998, to January 30, 1999, outperforming the Morgan Stanley REIT Index return of -4.42%.

              Although 1998 was a tough year for REITs, they are now offering some of the best fundamentals of any publicly traded company and are selling at recession-like multiples. Looking at the real estate holdings in the Portfolio, we see businesses that are currently growing their earnings about twice as fast as the S&P 500 yet are trading at multiples that are 70% or more lower than the multiple on the S&P 500. Earnings growth for real estate companies will have to slow from the exceptionally high levels of recent years. However, we still anticipate annual earnings increases of 6% to 8% and dividend yields of 6%, producing a total return of approximately 12%, assuming multiples remain constant.

              We believe all the evidence indicates real estate is attractively undervalued. We are extremely comfortable with adding to our holdings of well-run companies that are capable of generating steadily increasing rental income and solid returns on capital. We think quality companies such as Vornado Realty Trust, Home Properties NY Inc., and Boardwalk Equities Inc., which are among the top holdings in the Portfolio, will ultimately be accorded premium valuations in the market as other investors recognize their true worth.

                     Past performance is no guarantee of future results.
                                                           ---------------------

SUNAMERICA ASSET MANAGEMENT CORP.

[AGGRESSIVE GROWTH PORTFOLIO GRAPH]

                                                                AGGRESSIVE GROWTH PORTFOLIO           RUSSELL 2000 INDEX(1)
                                                                ---------------------------           ---------------------
  6/3/96                                                                  10000.00                           10000.00
 8/31/96                                                                   9270.00                            9260.00
11/30/96                                                                  10360.00                            9864.00
 2/28/97                                                                  10120.00                           10054.00
 5/31/97                                                                  10099.00                           10675.00
 8/31/97                                                                  10741.00                           11917.00
11/30/97                                                                  11771.00                           12149.00
                                                                          11420.00                           12166.00
 2/28/98                                                                  12281.00                           13065.00
 5/31/98                                                                  12081.00                           12941.00
 8/31/98                                                                   9919.00                            9603.00
11/30/98                                                                  12331.00                           11342.00
 1/31/99                                                                  15534.00                           12205.00


--------------------------------------------------------------------

  AGGRESSIVE GROWTH PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                        36.02%
      Since Inception (6/3/96)                      17.97%

-------------------------------------------------------------------


(1)The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The Index was developed with a base of $135.00 as of December 31, 1986.




              For the two-month period ended January 31, 1999, the Aggressive Growth Portfolio returned 25.97% versus the Russell 2000 Index return of 7.61%.

              During the months of December 1998 and January 1999, the Portfolio continued its outperformance and recovery off the lows reached during the fourth quarter of 1998. Our core sectors of investment continue to include the technology and telecommunications groups, consumer cyclicals, and the "new media" companies of the Internet. While many of our companies within these industries continue to report double-digit earnings increases, we initiated partial selling recently in the Portfolio's top holdings. Some of these partial sell candidates included America Online, Yahoo!, Abercrombie & Fitch, Real Networks, CMG Information, and Travel Services, as stock price targets have been met and the potential for volatility increases.

              While we continue to remain optimistic about the market and emerging stock performance during 1999, we also are poised for any changes in interest rates and the economy which could stall the market's tremendous progress since last October.

                     Past performance is no guarantee of future results.
---------------------

PUTNAM INVESTMENTS PORTFOLIO

[EMERGING MARKETS PORTFOLIO GRAPH]

                                                                                                    MSCI EMERGING MARKETS FREE
                                                                 EMERGING MARKETS PORTFOLIO                  INDEX(1)
                                                                 --------------------------         --------------------------
  6/2/97                                                                   10000                              10000
 6/30/97                                                                   10410                              10536
 8/31/97                                                                    9350                               9333
11/30/97                                                                    8030                               7725
                                                                            7697                               7291
 2/28/98                                                                    8474                               8052
 5/31/98                                                                    7647                               7171
 8/31/98                                                                    5155                               4708
11/30/98                                                                    6275                               5994
 1/31/99                                                                    6287                               5812


--------------------------------------------------------------------

  EMERGING MARKETS PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/99

--------------------------------------------------------------------

      1-year                                       -18.32%
      Since Inception (6/2/97)                     -24.28%

-------------------------------------------------------------------


(1)The Morgan Stanley Capital International (MSCI) Emerging Markets--Free Index is a capitalization-weighted equity index composed of companies that are representative of the market structure of the following countries: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Portugal, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, and Venezuela.



              For the two months ended January 31, 1999, the Emerging Markets Portfolio gained 0.20% versus the MSCI Emerging Markets Free Index, which posted a return of -3.04%.

              Emerging market performance was restrained during the period amid devaluation of the Brazilian real, which fell by almost 70% against the U.S. dollar. The troubles with the Brazilian currency brought an end to the strong emerging market rally in October and November of 1998, yet the fallout was not unduly harsh. Chile and Mexico, for example, slipped just 2.4% and 1.3%, respectively, in January. Meanwhile, emerging markets in Europe rallied, benefiting from the successful introduction of the euro in the developed markets.

              The Portfolio benefited from a large overweighting in Greek banks, heavy exposure to electronic stocks in Taiwan, and holdings in South Korea. However, performance was hampered by poor stock selection in India, South Africa, and Brazil.

              Looking ahead, the Latin American markets have endured the long-feared Brazilian devaluation and may now be poised to rebound. In Asia, we see significant economic restructuring and gradually reviving economic growth. Expectations in Europe remain positive amid the apparent success of the euro.

                     Past performance is no guarantee of future results.
                                                           ---------------------

                                         AGGREGATE      AGGREGATE
                                         UNREALIZED    UNREALIZED    GAIN/(LOSS)       COST OF       CAPITAL LOSS   CAPITAL LOSS
                                            GAIN          LOSS           NET         INVESTMENTS     CARRYOVER*+      UTILIZED
                                        ----------------------------------------------------------------------------------------
Alliance Growth.......................  $601,414,840   $24,127,532   $577,287,308   $1,303,572,637   $        --     $       --
Global Equities.......................   102,654,250    17,849,721     84,804,529      374,730,135            --             --
International Growth and Income.......    11,755,810     7,607,271      4,148,539      142,287,096            --             --
International Diversified Equities....    61,834,981    12,642,472     49,192,509      318,848,949            --      3,893,300
Real Estate**.........................       817,611     8,295,390     (7,477,779)      66,755,670     1,091,994             --
Aggressive Growth.....................    42,351,940     6,586,462     35,765,478      147,144,128            --             --
Emerging Markets**....................     4,728,286     5,369,290       (641,004)      33,574,684     8,943,573             --

  * Expires 2004-2006

 ** Post 10/31/98 Capital Loss Deferrals: High Yield Bond $2,334,495; Worldwide
    High Income $3,083,420; Real Estate $1,678,576; Emerging Markets $1,882,813.

*** Post 10/31/98 Currency Loss Deferrals; Federated Value $6; Emerging Markets $123,655.

  + Net capital loss carryovers reported as of January 31, 1999, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street and Aggressive Growth Portfolios, and SAAMCo, therefore, performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated at the following annual percentages of each Portfolio's assets:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Cash Management               $0--$100 million    0.55%
                              >   $100 million    0.50%
                              >   $300 million    0.45%
Corporate Bond                $0--$ 50 million    0.70%
                              >   $ 50 million    0.60%
                              >   $150 million    0.55%
                              >   $250 million    0.50%
Global Bond-                  $0--$ 50 million    0.75%
  Asset Allocation            >   $ 50 million    0.65%
                              >   $150 million    0.60%
                              >   $250 million    0.55%
High-Yield Bond               $0--$ 50 million    0.70%
                              >   $ 50 million    0.65%
                              >   $150 million    0.60%
                              >   $250 million    0.55%
Worldwide High                >   $  0            1.00%
  Income-International
  Diversified Equities
SunAmerica Balanced-          $0--$ 50 million    0.70%
  Growth-Income               >   $ 50 million    0.65%
                              >   $150 million    0.60%
                              >   $300 million    0.55%
                              >   $500 million    0.50%

Alliance Growth               $0--$ 50 million    0.70%
                              >   $ 50 million    0.60%
                              >   $150 million    0.70%
MFS Total Return              $0--$ 50 million    0.65%
                              >   $ 50 million

---------------------------------------------------------
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
Utility-Federated Value       $0--$150 million    0.75%
                              >   $150 million    0.60%
                              >   $500 million    0.50%
Venture Value-Real Estate     $0--$100 million    0.80%
                              >   $100 million    0.75%
                              >   $500 million    0.70%
"Dogs" of Wall Street         >   $  0            0.60%
Putnam Growth                 $0--$150 million    0.85%
                              >   $150 million    0.80%
                              >   $300 million    0.70%
MFS Growth and Income         $0--$600 million    0.70%
                              >   $600 million    0.65%
                              >   $1.5 billion    0.60%
International Growth and      $0--$150 million    1.00%
  Income                      >   $150 million    0.90%
                              >   $300 million    0.80%
Global Equities               $0--$ 50 million    0.90%
                              >   $ 50 million    0.80%
                              >   $150 million    0.70%
                              >   $300 million    0.65%
Aggressive Growth             $0--$100 million    0.75%
                              >   $100 million   0.675%
                              >   $250 million   0.625%
                              >   $500 million    0.60%
Emerging Markets              >   $  0            1.25%

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